UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
9/30
Date of reporting period:
09/30/24
Item 1. Report to Stockholders.
(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JDBAX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$99	0.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class A Shares returned 25.96%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at NAV	25.96%	9.19%	8.74%
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%	18.70%	7.90%	8.09%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JABCX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$182	1.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class C Shares returned 25.03%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class C Shares/JABCX) at NAV	25.03%	8.41%	7.98%
Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge	24.03%*	8.41%	7.98%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JANBX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$78	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class D Shares returned 26.17%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class D Shares/JANBX)	26.17%	9.39%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JBALX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$75	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class I Shares returned 26.23%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class I Shares/JBALX)	26.23%	9.44%	9.02%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JABNX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$65	0.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class N Shares returned 26.32%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class N Shares/JABNX)	26.32%	9.53%	9.11%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JDBRX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$148	1.31%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class R Shares returned 25.43%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	25.43%	8.72%	8.30%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JABRX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$120	1.06%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class S Shares returned 25.73%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class S Shares/JABRX)	25.73%	8.99%	8.57%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JABAX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$90	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Balanced Fund Class T Shares returned 26.05%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 36.35% and 11.57%, respectively. Its performance benchmark, the Balanced Index, returned 25.05%.
Top Contributors to Performance
The equity allocation performed in line with the S&P 500® Index, with NVIDIA being a top contributor to relative results. The graphics chip company reported strong earnings supported by robust demand for graphics processor units used in generative artificial intelligence (AI). American Express, another contributor, reported strong profits growth that reflected higher customer balances and healthy spending by affluent cardmembers. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, largely driven by asset allocation decisions. Overweight allocations to both securitized and corporate credit proved beneficial.
Top Detractors from Performance
Within equities, footwear company Nike detracted relative to the S&P 500 Index as the company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending. Consulting firm Accenture also detracted when business slowed due to a shift in IT spending toward AI and away from legacy software projects. In the fixed income allocation, security selection within agency mortgage-backed securities hindered results relative to the Bloomberg U.S. Aggregate Bond Index.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class T Shares/JABAX)	26.05%	9.27%	8.84%
S&P 500® Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Balanced Index	25.05%	9.06%	8.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$26,509M
Number of portfolio holdings	769
Total investment advisory fee paid	$135.4M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.8
NVIDIA Corp	4.9
Apple Inc	3.8
Alphabet Inc - Class C	2.7
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	61.9
Corporate Bonds	12.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.6
Mortgage-Backed Securities	8.8
United States Treasury Notes/Bonds	4.5
Investment Companies	2.9
Bank Loans and Mezzanine Loans	0.6
Other	(2.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JCNAX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$104	0.89%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class A Shares returned 33.40%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at NAV	33.40%	13.82%	9.50%
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%	25.72%	12.48%	8.85%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JCNCX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$187	1.61%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class C Shares returned 32.41%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) at NAV	32.41%	13.03%	8.73%
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge	31.41%*	13.03%	8.73%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JACNX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$75	0.64%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class D Shares returned 33.71%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	33.71%	14.09%	9.74%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JCONX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$72	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class I Shares returned 33.73%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	33.73%	14.13%	9.79%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JCNNX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$60	0.51%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class N Shares returned 33.91%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	33.91%	14.25%	9.82%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JCNRX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$157	1.35%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class R Shares returned 32.78%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	32.78%	13.26%	8.98%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JCNIX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$127	1.09%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class S Shares returned 33.10%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	33.10%	13.56%	9.28%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JSVAX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$86	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Contrarian Fund Class T Shares returned 33.57%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to relative returns. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. AST SpaceMobile, another contributor, is an early-stage communications services company building a low-orbit satellite network. The stock rose as the company secured contracts and funding from major telecommunications carriers.
Top Detractors from Performance
An underweight in the information technology sector was a notable drag on relative returns. A position in industrial equipment manufacturer Chart Industries also detracted, as delayed deal closings resulted in disappointing earnings. Oil and gas producer Occidental Petroleum, another detractor, reported weaker-than-expected revenue and profits that pressured the stock performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	33.57%	13.98%	9.64%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,993M
Number of portfolio holdings	48
Total investment advisory fee paid	$22.2M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Caesars Entertainment Inc	5.7
Vertiv Holdings Co	5.5
Oracle Corp	5.1
PNC Financial Services Group Inc/The	3.5
Amazon.com Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.1
Corporate Bonds	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(1.4)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the S&P 500® Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:HEMAX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX)	$151	1.39%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class A Shares returned 17.00%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX) at NAV	17.00%	3.43%	1.90%
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX) at Maximum Offering Price - 5.75%	10.30%	2.22%	1.30%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class A Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:HEMCX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX)	$229	2.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class C Shares returned 16.17%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX) at NAV	16.17%	2.67%	1.14%
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX) with Contingent Deferred Sales Charge	15.17%*	2.67%	1.14%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class C Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:HEMDX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)	$129	1.19%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class D Shares returned 17.27%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)	17.27%	3.65%	2.03%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class D Shares that includes periods prior to 6/5/17 reflects the performance of a share class of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:HEMIX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)	$122	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class I Shares returned 17.34%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)	17.34%	3.70%	2.17%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class I Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:HEMRX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)	$113	1.04%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class N Shares returned 17.33%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)	17.33%	3.76%	2.18%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class N Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:HEMSX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)	$168	1.55%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class S Shares returned 16.80%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)	16.80%	3.28%	1.76%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class S Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Emerging Markets Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:HEMTX
This annual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)	$139	1.28%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Emerging Markets Fund Class T Shares returned 17.05%. Its broad-based benchmark, the MSCI Emerging Markets IndexSM, returned 26.05%.
Top Contributors to Performance
Several Fund holdings in India contributed to returns relative to the benchmark. Online travel agent MakeMyTrip, a top relative contributor, gained market share and strengthened profit margins as it capitalized on accelerating travel spending by higher-income Indian consumers. Bharti Airtel, another contributor, benefited from its strong competitive positioning as one of two major carriers in India’s telecommunications market.
Top Detractors from Performance
Samsung Electronics detracted from returns relative to the benchmark. The South Korea-based global electronics and semiconductor manufacturer faced competitive challenges and uncertainty around the near-term outlook for semiconductor sales. ZJLD Group was another detractor. Worries over the pace of consumer spending in China pressured the beverage company’s shares despite its brand strength in the baijiu liquor market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)	17.05%	3.52%	1.94%
MSCI Emerging Markets IndexSM	26.05%	5.75%	4.02%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class T Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	59
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	64%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.9
Samsung Electronics Co Ltd	6.7
Tencent Holdings Ltd	3.7
Bharti Airtel Ltd	3.5
AIA Group Ltd	3.2
Asset Allocation (% of net assets)
Common Stocks	98.5
Preferred Stocks	1.9
Private Placements	0.2
Other	(0.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JDMAX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$125	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class A Shares returned 25.74%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at NAV	25.74%	10.95%	12.69%
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%	18.51%	9.65%	12.03%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JGRCX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$182	1.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class C Shares returned 25.12%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) at NAV	25.12%	10.37%	12.05%
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge	24.12%*	10.37%	12.05%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JANEX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$89	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class D Shares returned 26.15%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	26.15%	11.31%	13.04%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JMGRX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$86	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class I Shares returned 26.18%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	26.18%	11.35%	13.10%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JDMNX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$75	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class N Shares returned 26.32%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	26.32%	11.46%	13.21%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JDMRX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$158	1.40%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class R Shares returned 25.38%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	25.38%	10.63%	12.37%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JGRTX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$131	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class S Shares returned 25.69%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	25.69%	10.91%	12.65%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAENX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$102	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Enterprise Fund Class T Shares returned 26.02%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell Midcap® Growth Index, returned 29.33%.
Top Contributors to Performance
GoDaddy contributed to returns relative to the performance benchmark. The website domain registration company has augmented its earnings growth by cross-selling other higher-margin services such as website design and digital payments. Software company Constellation Software, another contributor, benefited from strong competitive positioning and pricing power in niche market segments.
Top Detractors from Performance
Returns as compared to the performance benchmark were hindered by not owning several stocks that were strong contributors for the index but which we believed carried elevated risk. ON Semiconductor was a relative detractor among owned stocks, as demand for the company’s chips slowed along with electric vehicle sales. Rentokil Initial, another relative detractor, faced business headwinds for its U.S. pest control business.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	26.02%	11.19%	12.93%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,784M
Number of portfolio holdings	80
Total investment advisory fee paid	$128.5M
Portfolio turnover rate	15%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.6
GoDaddy Inc	3.6
SS&C Technologies Holdings Inc	3.1
Teleflex Inc	3.1
Boston Scientific Corp	2.9
Asset Allocation (% of net assets)
Common Stocks	95.4
Investment Companies	4.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.4)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:HFEAX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$147	1.29%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class A Shares returned 27.55%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at NAV	27.55%	14.17%	5.52%
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%	20.22%	12.83%	4.89%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class A Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:HFECX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$229	2.02%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class C Shares returned 26.61%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class C Shares/HFECX) at NAV	26.61%	13.31%	4.71%
Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge	25.61%*	13.31%	4.71%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class C Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:HFEDX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$125	1.10%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class D Shares returned 27.82%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	27.82%	14.39%	5.66%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class D Shares that includes periods prior to 6/5/17 reflects the performance of a share class of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:HFEIX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$120	1.05%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class I Shares returned 27.85%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	27.85%	14.46%	5.79%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class I Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:HFERX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$109	0.96%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class N Shares returned 27.93%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class N Shares/HFERX)	27.93%	14.54%	5.80%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class N Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:HFESX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$159	1.40%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class S Shares returned 27.42%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class S Shares/HFESX)	27.42%	14.23%	5.51%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class S Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:HFETX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$138	1.21%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson European Focus Fund Class T Shares returned 27.66%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 25.23%.
Top Contributors to Performance
Our holdings in BE Semiconductor, ASML, and ASM International (all semiconductor stocks) benefited returns relative to the benchmark. On the back of a troughing semiconductor cycle in early 2023 and further boosted by the artificial intelligence investment wave, semiconductor stocks performed strongly over the first nine months of the period. This strong performance triggered profit-taking in the last three months. However, we believe the prospects of our semiconductor holdings have not changed.
Top Detractors from Performance
Our underweight position in Sanofi (a French pharmaceutical company) detracted from relative performance. The company announced a lower profit outlook and a spinout of its consumer care unit in October 2023. However, it recovered strongly over the rest of the period. Universal Music Group, the Dutch music company, detracted due to unexpectedly slowing subscription growth in July. Anglo American, the mining company, also detracted as Chinese macroeconomic negativity led to weakness in mining stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class T Shares/HFETX)	27.66%	14.27%	5.59%
MSCI Europe IndexSM	25.23%	8.90%	5.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class T Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$504M
Number of portfolio holdings	43
Total investment advisory fee paid	$4.1M
Portfolio turnover rate	168%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	4.3
Novartis AG	4.1
LVMH Moet Hennessy Louis Vuitton SE	3.9
Novo Nordisk A/S - Class B	3.8
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	0.6
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JDCAX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$102	0.84%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class A Shares returned 42.41%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class A Shares/JDCAX) at NAV	42.41%	16.36%	15.66%
Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%	34.22%	14.99%	14.98%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JACCX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$183	1.52%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class C Shares returned 41.44%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class C Shares/JACCX) at NAV	41.44%	15.58%	14.94%
Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge	40.44%*	15.58%	14.94%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JFRDX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$76	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class D Shares returned 42.68%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class D Shares/JFRDX)	42.68%	16.60%	15.84%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JCAPX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$72	0.59%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class I Shares returned 42.76%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class I Shares/JCAPX)	42.76%	16.66%	15.99%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JFRNX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$63	0.52%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class N Shares returned 42.86%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class N Shares/JFRNX)	42.86%	16.74%	16.08%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JDCRX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$152	1.26%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class R Shares returned 41.79%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class R Shares/JDCRX)	41.79%	15.88%	15.22%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JARTX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$121	1.00%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class S Shares returned 42.18%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class S Shares/JARTX)	42.18%	16.18%	15.52%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JACTX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$90	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Forty Fund Class T Shares returned 42.52%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Howmet Aerospace was a top contributor to returns relative to the performance benchmark. This manufacturer of precision aircraft components delivered several quarters of strong profits growth that surpassed expectations. Enterprise software company Oracle also contributed, supported by growing demand for artificial intelligence and its strong market positioning in cloud infrastructure.
Top Detractors from Performance
Real estate analytics company CoStar Group was a notable detractor from returns relative to the performance benchmark. Higher interest rates pressured CoStar’s core commercial real estate business through the first half of the 2024. Agricultural equipment maker Deere & Company, another detractor, faced uncertainties around farm fundamentals and elevated interest rates in key markets such as Brazil.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class T Shares/JACTX)	42.52%	16.47%	15.81%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22,096M
Number of portfolio holdings	40
Total investment advisory fee paid	$98.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.7
NVIDIA Corp	8.0
Amazon.com Inc	6.6
Apple Inc	6.4
Meta Platforms Inc - Class A	5.4
Asset Allocation (% of net assets)
Common Stocks	99.1
Investment Companies	1.2
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:HFQAX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$127	1.15%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class A Shares returned 21.09%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at NAV	21.09%	7.42%	5.10%
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%	14.10%	6.16%	4.48%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class A Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:HFQCX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$191	1.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class C Shares returned 20.29%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) at NAV	20.29%	6.69%	4.38%
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge	19.29%*	6.69%	4.38%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class C Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:HFQDX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$96	0.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class D Shares returned 21.48%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	21.48%	7.66%	5.27%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class D Shares that includes periods prior to 6/5/17 reflects the performance of a share class of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:HFQIX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$87	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class I Shares returned 21.39%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	21.39%	7.74%	5.42%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class I Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:HFQRX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$78	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class N Shares returned 21.50%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	21.50%	7.82%	5.46%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class N Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:HFQSX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$133	1.20%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class S Shares returned 20.89%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	20.89%	7.25%	4.96%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class S Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:HFQTX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$103	0.93%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Equity Income Fund Class T Shares returned 21.21%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 24.84%.
Top Contributors to Performance
U.S. semiconductor manufacturer Qualcomm and electronics companies Taiwan Semiconductor and Hon Hai were key contributors relative to the broad-based benchmark, as enthusiasm for artificial intelligence-related stocks continued until near period end. UK bank NatWest and UK food retailer Tesco also contributed to results. NatWest benefited from the higher interest rate environment and its exposure to a strengthening UK economy, while Tesco saw stronger sales as inflation fell, making grocery spend a smaller part of household expenses.
Top Detractors from Performance
Energy companies BP and Equinor detracted, as volatility around oil prices caused by escalating tensions in the Middle East and a weakening demand outlook hurt their share price. Korean technology company Samsung Electronics also hindered results as lower-than-expected demand for memory chips weighed on the share price. Daimler Trucks was another relative detractor as it experienced a slowing of orders within Europe and difficult performance in China due to the macroeconomic weakness of the region.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	21.21%	7.58%	5.22%
MSCI World IndexSM	32.43%	13.04%	10.07%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	24.84%	8.10%	5.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class T Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$5,869M
Number of portfolio holdings	71
Total investment advisory fee paid	$37.4M
Portfolio turnover rate	155%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	3.9
Verizon Communications Inc	3.2
Unilever PLC	3.1
Pernod Ricard SA	3.0
Rio Tinto PLC	2.7
Asset Allocation (% of net assets)
Common Stocks	93.5
Investment Companies	3.7
Preferred Stocks	1.7
Other	1.1
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JFNAX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$111	0.98%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class A Shares returned 26.28%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at NAV	26.28%	14.02%	10.80%
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%	19.02%	12.68%	10.14%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JFNCX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$196	1.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class C Shares returned 25.34%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) at NAV	25.34%	13.21%	9.99%
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge	24.34%*	13.21%	9.99%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JNGLX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$91	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class D Shares returned 26.52%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	26.52%	14.22%	11.00%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JFNIX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$87	0.77%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class I Shares returned 26.56%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	26.56%	14.27%	11.05%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JFNNX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$77	0.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class N Shares returned 26.69%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	26.69%	14.37%	11.06%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JFNSX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$133	1.18%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class S Shares returned 26.04%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	26.04%	13.80%	10.60%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAGLX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$103	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Life Sciences Fund Class T Shares returned 26.38%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the MSCI World Health Care IndexSM, returned 20.84%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
Vaxcyte was a key contributor relative to the performance benchmark, aided by positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease. ImmunoGen, another relative contributor, has sought to develop antibody-drug conjugates to improve cancer treatment. The company was acquired for a premium by pharmaceutical company AbbVie, benefiting the share price performance.
Top Detractors from Performance
89bio and Akero Therapeutics detracted relative to the performance benchmark. Both companies are seeking to develop treatments for liver disease, and both faced uncertainty around clinical trials that pressured their share performance. We felt these concerns were unwarranted and held onto the stocks.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	26.38%	14.10%	10.89%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI World Health Care IndexSM	20.84%	11.61%	8.96%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$5,732M
Number of portfolio holdings	113
Total investment advisory fee paid	$32.8M
Portfolio turnover rate	35%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.4
UnitedHealth Group Inc	6.8
Novo Nordisk A/S - Class B	4.6
AstraZeneca PLC	3.6
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.2
Private Investment in Public Equity (PIPES)	0.2
Investment Companies	0.0
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JERAX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$112	0.99%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class A Shares returned 25.87%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at NAV	25.87%	2.84%	5.63%
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%	18.60%	1.63%	5.00%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JERCX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$201	1.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class C Shares returned 24.87%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) at NAV	24.87%	2.02%	4.81%
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge	23.87%*	2.02%	4.81%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JNGSX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$90	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class D Shares returned 26.15%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	26.15%	3.03%	5.81%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JERIX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$83	0.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class I Shares returned 26.17%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	26.17%	3.08%	5.89%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JERNX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$70	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class N Shares returned 26.30%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	26.30%	3.18%	5.96%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JERSX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$131	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class S Shares returned 25.67%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	25.67%	2.66%	5.44%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JERTX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$98	0.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Real Estate Fund Class T Shares returned 26.12%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 29.06%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned 27.80%.
Top Contributors to Performance
Australian logistics-focused company Goodman was the leading contributor relative to the performance benchmark. CBRE was another key contributor, due to posting strong results over the period and an improved outlook for office leasing and real estate transactions. A position in U.S. net lease owner Spirit Realty Capital also contributed relative to the performance benchmark after the company’s share price rose following the merger between Spirt and larger peer Realty Income early in the review period.
Top Detractors from Performance
China Resources was the leading detractor from returns relative to the performance benchmark. Cold storage owner/operator Americold Realty Trust also detracted after it was affected by negative sentiment around the potential demand implications from new weight-loss drugs. Mexican industrial property company Vesta contributed negatively. Its share price fell following the surprise results of the Mexican election in June, when the Morena party won a supermajority in both houses, heightening fears of undemocratic constitutional changes.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	26.12%	2.95%	5.74%
MSCI World IndexSM	32.43%	13.04%	10.07%
FTSE EPRA Nareit Global Index	29.06%	1.76%	4.67%
FTSE EPRA Nareit Global Net Index	27.80%	0.84%	3.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$425M
Number of portfolio holdings	64
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	87%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	6.2
Realty Income Corp	5.1
Public Storage	5.0
Welltower Inc	4.7
Prologis Inc	4.2
Asset Allocation (% of net assets)
Common Stocks	99.5
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	0.4
Rights	0.0
Other	(1.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JDWAX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$115	0.97%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class A Shares returned 36.90%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at NAV	36.90%	13.79%	10.40%
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%	29.02%	12.45%	9.75%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JWWCX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$207	1.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class C Shares returned 35.79%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class C Shares/JWWCX) at NAV	35.79%	12.99%	9.64%
Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge	34.79%*	12.99%	9.64%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JANWX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$89	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class D Shares returned 37.18%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class D Shares/JANWX)	37.18%	14.10%	10.70%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JWWFX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$83	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class I Shares returned 37.25%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	37.25%	14.18%	10.79%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JDWNX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$74	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class N Shares returned 37.36%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	37.36%	14.25%	10.78%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JDWRX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$165	1.40%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class R Shares returned 36.28%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	36.28%	13.37%	10.01%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JWGRX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$134	1.13%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class S Shares returned 36.65%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	36.65%	13.68%	10.31%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAWWX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$102	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Research Fund Class T Shares returned 37.04%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%. Its additional benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed relative to the broad-based benchmark. The U.S. independent power producer delivered strong profits growth and guidance supported by increased energy usage to power artificial intelligence (AI). NVIDIA, another contributor, reported robust earnings supported by strong demand for its data center graphics processor units used in generative AI.
Top Detractors from Performance
Weaker consumer spending trends in China pressured revenue growth and share price performance for Germany-based multinational automaker Porsche and France-based global spirits company Pernod Ricard. Both stocks were notable detractors from returns compared to the broad-based benchmark.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	37.04%	13.99%	10.60%
MSCI World IndexSM	32.43%	13.04%	10.07%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,870M
Number of portfolio holdings	115
Total investment advisory fee paid	$20.4M
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.4
Microsoft Corp	5.4
Alphabet Inc - Class C	3.8
Apple Inc	3.3
Amazon.com Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Preferred Stocks	1.0
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Private Placements	0.0
Other	(0.3)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JORAX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$119	1.02%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class A Shares returned 32.99%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class A Shares/JORAX) at NAV	32.99%	13.37%	9.81%
Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%	25.37%	12.02%	9.17%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JORCX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$202	1.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class C Shares returned 31.98%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class C Shares/JORCX) at NAV	31.98%	12.41%	8.91%
Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge	30.98%*	12.41%	8.91%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JANRX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$96	0.82%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class D Shares returned 33.23%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class D Shares/JANRX)	33.23%	13.60%	10.03%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JORFX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$93	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class I Shares returned 33.20%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class I Shares/JORFX)	33.20%	13.63%	10.11%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JSLNX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$79	0.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class N Shares returned 33.39%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	33.39%	13.76%	10.13%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JORRX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$181	1.56%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class R Shares returned 32.22%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class R Shares/JORRX)	32.22%	12.72%	9.25%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JORIX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$150	1.29%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class S Shares returned 32.56%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class S Shares/JORIX)	32.56%	13.01%	9.54%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JORNX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$106	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Select Fund Class T Shares returned 33.06%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 31.76%.
Top Contributors to Performance
Vistra Energy contributed to relative results. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). Taiwan Semiconductor Manufacturing Company, another contributor, delivered strong revenue growth, fueled in part by its fabrication of advance components used in AI.
Top Detractors from Performance
Samsonite International detracted on a relative basis. The Hong Kong-listed multinational luggage company reported lower-than-expected revenue growth and reduced guidance that partly reflected weaker travel spending in China. UK-based online sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the US sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class T Shares/JORNX)	33.06%	13.49%	9.95%
MSCI All Country World IndexSM	31.76%	12.19%	9.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,923M
Number of portfolio holdings	57
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.3
Microsoft Corp	5.0
Vistra Corp	4.7
Liberty Media Corp-Liberty Formula One - Series C	3.5
Teck Resources Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	2.0
Preferred Stocks	0.8
Private Placements	0.0
Other	0.3
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JEASX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$143	1.23%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class A Shares returned 33.14%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at NAV	33.14%	12.46%
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%	25.53%	10.90%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JECTX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$153	1.31%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class C Shares returned 33.03%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) at NAV	33.03%	12.46%
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge	32.03%*	12.46%
MSCI World IndexSM	32.43%	14.95%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JEDTX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$117	1.00%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class D Shares returned 33.39%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	33.39%	12.58%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JEUIX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$118	1.01%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class I Shares returned 33.42%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	33.42%	12.63%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JETNX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$102	0.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class N Shares returned 33.62%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	33.62%	12.75%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JEGRX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$126	1.08%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class R Shares returned 33.31%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	33.31%	12.50%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JESSX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$117	1.00%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class S Shares returned 33.49%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	33.49%	12.57%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JETTX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$129	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Sustainable Equity Fund Class T Shares returned 33.30%. Its broad-based benchmark, the MSCI World IndexSM, returned 32.43%.
Top Contributors to Performance
Sector allocation contributed to relative performance. A structural underweight in the energy sector and an overweight in the information technology sector were especially positive. Individual stock contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results, and we see the company as well placed to benefit from earnings upgrades. Wabtec also enjoyed strong results and raised its full-year guidance.
Top Detractors from Performance
Stock selection within the healthcare sector detracted relative to the benchmark, due in part to a position in Humana. The healthcare insurer reported increasing hospital utilization trends, which led to concerns about lower margins in the future. Additionally, there was speculation Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	33.30%	12.48%
MSCI World IndexSM	32.43%	14.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$36M
Number of portfolio holdings	55
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.7
NVIDIA Corp	4.3
Schneider Electric SE	3.4
Wabtec Corp	3.3
Progressive Corp/The	3.2
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.5
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JATAX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$122	0.98%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class A Shares returned 48.83%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at NAV	48.83%	19.77%	19.16%
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%	40.28%	18.36%	18.46%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JAGCX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$214	1.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class C Shares returned 47.72%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) at NAV	47.72%	18.96%	18.35%
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge	46.72%*	18.96%	18.35%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JNGTX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$97	0.78%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class D Shares returned 49.09%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	49.09%	20.00%	19.39%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JATIX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$93	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class I Shares returned 49.15%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	49.15%	20.05%	19.46%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JATNX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$82	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class N Shares returned 49.28%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	49.28%	20.15%	19.50%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JATSX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$145	1.17%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class S Shares returned 48.54%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	48.54%	19.55%	18.97%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAGTX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$112	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Global Technology and Innovation Fund Class T Shares returned 48.94%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 48.35%.
Top Contributors to Performance
Positioning in Apple contributed to returns relative to the additional benchmark; the slower pace of iPhones sales pressured the stock, and our underweight allocation proved beneficial. The Fund’s out-of-benchmark investment in social media company Meta Platforms also contributed. Shares rose on the company’s strong earnings performance and excitement around its artificial intelligence initiatives.
Top Detractors from Performance
Cloud services provider CCC Intelligence Solutions detracted relative to the additional benchmark as shares declined on concerns over stock sales by a large investor. The Fund also held underweight positions in several mega-cap technology stocks, such as graphic chipmaker NVIDIA, that outperformed the market due to excitement around artificial intelligence. This positioning dampened relative performance.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	48.94%	19.87%	19.29%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI All Country World Information Technology IndexSM	48.35%	22.78%	19.12%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,230M
Number of portfolio holdings	72
Total investment advisory fee paid	$40.3M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	10.0
Taiwan Semiconductor Manufacturing Co Ltd	6.1
Apple Inc	5.5
ASML Holding NV	4.3
Asset Allocation (% of net assets)
Common Stocks	94.3
Investment Companies	4.9
Private Placements	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JDNAX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$112	0.99%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class A Shares returned 26.90%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at NAV	26.90%	11.83%	11.61%
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%	19.60%	10.52%	10.95%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JGICX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$184	1.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class C Shares returned 26.08%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) at NAV	26.08%	11.13%	10.84%
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge	25.08%*	11.13%	10.84%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JNGIX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$84	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class D Shares returned 27.20%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	27.20%	12.12%	11.84%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JGINX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$80	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class I Shares returned 27.27%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	27.27%	12.17%	11.91%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JDNNX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$70	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class N Shares returned 27.37%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	27.37%	12.26%	11.92%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JDNRX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$156	1.38%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class R Shares returned 26.40%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	26.40%	11.40%	11.13%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JADGX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$126	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class S Shares returned 26.75%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	26.75%	11.71%	11.44%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAGIX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$97	0.85%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Growth and Income Fund Class T Shares returned 27.08%. Its broad-based benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
KLA was a top contributor to relative results. The semiconductor equipment company reported strong earnings growth supported by higher memory chip demand, capital spending on artificial intelligence, and demand stabilization in China. Financial services firm American Express, another contributor, reported strong profits growth that reflected higher customer balances and robust spending by affluent cardmembers.
Top Detractors from Performance
Accenture was a notable detractor from relative performance. The consulting company’s business slowed due to a shift in IT spending toward artificial intelligence and away from legacy software projects. Nike was another detractor, as the footwear and apparel company’s revenue growth faced headwinds in a challenging environment for consumer discretionary spending.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	27.08%	12.00%	11.73%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$7,576M
Number of portfolio holdings	66
Total investment advisory fee paid	$42.2M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	9.6
Apple Inc	6.3
KLA Corp	3.4
JPMorgan Chase & Co	3.1
American Express Co	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Effective January 26, 2024, the Fund's contractual limit on total annual operating expense changed from 0.67% to 0.62%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JDIAX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$131	1.18%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class A Shares returned 21.36%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at NAV	21.36%	10.94%	4.76%
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%	14.38%	9.63%	4.14%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JIGCX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$202	1.83%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class C Shares returned 20.58%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class C Shares/JIGCX) at NAV	20.58%	10.07%	3.96%
Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge	19.58%*	10.07%	3.96%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class C Shares of the Fund to the extent they exceeded 1.95%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JNOSX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$104	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class D Shares returned 21.65%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	21.65%	11.24%	5.06%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class D Shares of the Fund to the extent they exceeded 0.95%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JIGFX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$100	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class I Shares returned 21.71%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	21.71%	11.29%	5.10%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JDINX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$89	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class N Shares returned 21.83%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class N Shares/JDINX)	21.83%	11.40%	5.21%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JDIRX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$171	1.55%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class R Shares returned 20.93%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	20.93%	10.57%	4.44%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to limit the net annual fund operating expenses of Class R Shares of the Fund to the extent they exceeded 1.54%. The cap excluded performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses. This limit was in effect for a period of one year and was discontinued on June 16, 2024.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JIGRX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$143	1.29%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class S Shares returned 21.23%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	21.23%	10.85%	4.70%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAOSX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$114	1.03%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Overseas Fund Class T Shares returned 21.54%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 25.35%.
Top Contributors to Performance
Taiwan Semiconductor Manufacturing Company (TSMC) contributed to relative performance. TSMC delivered strong revenue growth, fueled in part by its fabrication of graphics processing units integral to the deployment of generative artificial intelligence. Italy-based international banking group UniCredit, another contributor, was rewarded by investors for its disciplined, shareholder-friendly capital allocation.
Top Detractors from Performance
Samsonite International detracted from relative results. The multinational luggage company reported lower-than-expected revenue growth and reduced guidance, due in part to macroeconomic weakness in China. UK-based online and sports betting company Entain, another detractor, faced regulatory uncertainty and competitive challenges in the U.S. sports betting market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	21.54%	11.14%	4.97%
MSCI All Country World ex-USA IndexSM	25.35%	7.59%	5.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,543M
Number of portfolio holdings	46
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	45%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
Teck Resources Ltd	4.1
BAE Systems PLC	4.0
Liberty Media Corp-Liberty Formula One - Series C	3.6
BNP Paribas SA	3.6
Asset Allocation (% of net assets)
Common Stocks	95.7
Investment Companies	2.3
Preferred Stocks	1.8
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JRAAX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$106	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class A Shares returned 45.50%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class A Shares/JRAAX) at NAV	45.50%	17.47%	14.29%
Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%	37.13%	16.09%	13.62%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JRACX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$171	1.40%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class C Shares returned 44.73%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class C Shares/JRACX) at NAV	44.73%	16.65%	13.50%
Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge	43.73%*	16.65%	13.50%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to a decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JNRFX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$82	0.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class D Shares returned 45.78%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class D Shares/JNRFX)	45.78%	17.70%	14.52%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JRAIX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$79	0.64%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class I Shares returned 45.83%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class I Shares/JRAIX)	45.83%	17.75%	14.59%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JRANX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$68	0.55%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class N Shares returned 45.95%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class N Shares/JRANX)	45.95%	17.85%	14.68%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JRARX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$158	1.29%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class R Shares returned 44.87%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class R Shares/JRARX)	44.87%	16.94%	13.91%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JRASX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$130	1.06%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class S Shares returned 45.21%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class S Shares/JRASX)	45.21%	17.25%	14.10%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAMRX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$96	0.78%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Research Fund Class T Shares returned 45.64%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Growth Index, returned 42.19%. Its additional benchmark, the S&P 500® Index, returned 36.35%.
Top Contributors to Performance
NVIDIA was a top contributor to returns relative to the performance benchmark. The graphics chip company reported strong earnings growth supported by robust demand for data center graphics processor units used in generative artificial intelligence. Aircraft component manufacturer Howmet Aerospace was another contributor, as it delivered several quarters of strong profits growth that surpassed expectations.
Top Detractors from Performance
Electric vehicle (EV) manufacturer Rivian Automotive detracted from returns relative to the performance benchmark, as slower EV sales and market share declines hurt its financial performance. We exited the position during the period. Real estate analytics company CoStar Group also detracted, as higher interest rates pressured its commercial real estate business through the first half of the 2024.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class T Shares/JAMRX)	45.64%	17.58%	14.41%
Russell 1000® Index	35.68%	15.64%	13.10%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
S&P 500® Index	36.35%	15.98%	13.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,814M
Number of portfolio holdings	85
Total investment advisory fee paid	$111.6M
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.3
Microsoft Corp	11.4
Apple Inc	6.9
Meta Platforms Inc - Class A	6.3
Amazon.com Inc	5.7
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Private Placements	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JGMAX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$123	1.10%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class A Shares returned 23.06%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class A Shares/JGMAX) at NAV	23.06%	6.95%	9.54%
Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%	15.99%	5.69%	8.89%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JGMCX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$187	1.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class C Shares returned 22.39%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class C Shares/JGMCX) at NAV	22.39%	6.39%	8.92%
Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge	21.39%*	6.39%	8.92%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JANIX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$88	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class D Shares returned 23.44%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class D Shares/JANIX)	23.44%	7.30%	9.89%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JSMGX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$86	0.77%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class I Shares returned 23.48%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class I Shares/JSMGX)	23.48%	7.33%	9.93%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JGMNX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$74	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class N Shares returned 23.59%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class N Shares/JGMNX)	23.59%	7.44%	10.04%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class R Shares:JGMRX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$157	1.41%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class R Shares returned 22.68%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class R Shares/JGMRX)	22.68%	6.64%	9.22%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JGMIX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$129	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class S Shares returned 22.97%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class S Shares/JGMIX)	22.97%	6.90%	9.49%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JATTX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$101	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Triton Fund Class T Shares returned 23.34%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2500™ Growth Index, returned 25.20%. Its additional benchmark, the Russell 2000® Growth Index, returned 27.66%.
Top Contributors to Performance
AST SpaceMobile was a top contributor relative to the performance benchmark. This early-stage communications services company secured major contracts and funding to support its development of a low-orbit satellite network. Healthcare company Vaxcyte, another contributor, reported positive clinical trial results for its vaccine that targets 31 strains of invasive pneumococcal disease.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class T Shares/JATTX)	23.34%	7.18%	9.78%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2500™ Growth Index	25.20%	9.75%	9.98%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$6,661M
Number of portfolio holdings	130
Total investment advisory fee paid	$41.6M
Portfolio turnover rate	19%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	2.7
Blackbaud Inc	2.4
Teledyne Technologies Inc	1.9
Crown Holdings Inc	1.9
Cboe Global Markets Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	99.2
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.7
Private Placements	0.4
Warrants	0.0
Other	(1.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson U.S. Dividend Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JDDVX
This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$100	0.89%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson U.S. Dividend Income Fund Class D Shares returned 23.89%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Value Index, returned 27.76%.
Top Contributors to Performance
Broadcom was a top contributor to returns relative to the performance benchmark. The semiconductor and infrastructure software solutions provider benefited from increased technology spending to support the rollout of artificial intelligence. Financial services firm American Express, another contributor, saw a significant profit increase driven by higher customer balances and spending by affluent cardmembers.
Top Detractors from Performance
Our emphasis on high-quality, dividend-growth stocks hindered returns relative to the performance benchmark, as we did not own several non- or lower-dividend-paying mega-cap technology stocks that were strong drivers of index returns. Starbucks was a relative detractor among stocks we owned, as the coffee purveyor faced slower consumer discretionary spending and higher costs. Oil and gas company ConocoPhillips also underperformed after reporting disappointing earnings.
Total return based on a $10,000 investment
December 20, 2022, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	23.89%	12.64%
Russell 1000® Index	35.68%	27.56%
Russell 1000® Value Index	27.76%	16.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22M
Number of portfolio holdings	52
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	81%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson U.S. Dividend Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JIDVX
This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$88	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson U.S. Dividend Income Fund Class I Shares returned 23.94%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Value Index, returned 27.76%.
Top Contributors to Performance
Broadcom was a top contributor to returns relative to the performance benchmark. The semiconductor and infrastructure software solutions provider benefited from increased technology spending to support the rollout of artificial intelligence. Financial services firm American Express, another contributor, saw a significant profit increase driven by higher customer balances and spending by affluent cardmembers.
Top Detractors from Performance
Our emphasis on high-quality, dividend-growth stocks hindered returns relative to the performance benchmark, as we did not own several non- or lower-dividend-paying mega-cap technology stocks that were strong drivers of index returns. Starbucks was a relative detractor among stocks we owned, as the coffee purveyor faced slower consumer discretionary spending and higher costs. Oil and gas company ConocoPhillips also underperformed after reporting disappointing earnings.
Total return based on a $10,000 investment
December 20, 2022, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	23.94%	12.71%
Russell 1000® Index	35.68%	27.56%
Russell 1000® Value Index	27.76%	16.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22M
Number of portfolio holdings	52
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	81%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson U.S. Dividend Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JNDVX
This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$85	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson U.S. Dividend Income Fund Class N Shares returned 23.95%. Its broad-based benchmark, the Russell 1000® Index, returned 35.68%. Its performance benchmark, the Russell 1000® Value Index, returned 27.76%.
Top Contributors to Performance
Broadcom was a top contributor to returns relative to the performance benchmark. The semiconductor and infrastructure software solutions provider benefited from increased technology spending to support the rollout of artificial intelligence. Financial services firm American Express, another contributor, saw a significant profit increase driven by higher customer balances and spending by affluent cardmembers.
Top Detractors from Performance
Our emphasis on high-quality, dividend-growth stocks hindered returns relative to the performance benchmark, as we did not own several non- or lower-dividend-paying mega-cap technology stocks that were strong drivers of index returns. Starbucks was a relative detractor among stocks we owned, as the coffee purveyor faced slower consumer discretionary spending and higher costs. Oil and gas company ConocoPhillips also underperformed after reporting disappointing earnings.
Total return based on a $10,000 investment
December 20, 2022, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	23.95%	12.72%
Russell 1000® Index	35.68%	27.56%
Russell 1000® Value Index	27.76%	16.82%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$22M
Number of portfolio holdings	52
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	81%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
International Business Machines Corp	4.7
JPMorgan Chase & Co	4.4
CME Group Inc	3.4
UnitedHealth Group Inc	3.2
AbbVie Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class A Shares:JVTAX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$115	1.01%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class A Shares returned 27.42%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class A Shares/JVTAX) at NAV	27.42%	8.75%	9.70%
Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%	20.08%	7.47%	9.06%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class C Shares:JVTCX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$187	1.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class C Shares returned 26.68%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class C Shares/JVTCX) at NAV	26.68%	7.94%	8.90%
Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge	25.68%*	7.94%	8.90%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class D Shares:JANVX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$90	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class D Shares returned 27.69%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class D Shares/JANVX)	27.69%	8.99%	9.94%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class I Shares:JVTIX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$87	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class I Shares returned 27.73%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class I Shares/JVTIX)	27.73%	9.03%	9.99%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class N Shares:JVTNX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$76	0.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class N Shares returned 27.85%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class N Shares/JVTNX)	27.85%	9.13%	10.09%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class S Shares:JVTSX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$133	1.17%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class S Shares returned 27.21%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class S Shares/JVTSX)	27.21%	8.58%	9.54%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2024
Class T Shares:JAVTX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$102	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2024, the Janus Henderson Venture Fund Class T Shares returned 27.56%. Its broad-based benchmark, the Russell 3000® Index, returned 35.19%. Its performance benchmark, the Russell 2000® Growth Index, returned 27.66%. Its additional benchmark, the Russell 2000® Index, returned 26.76%.
Top Contributors to Performance
Stride was a top contributor to returns relative to the performance benchmark. The education services company reported positive earnings, supported by strong student enrollment and retention metrics for its K-12 remote learning platform. AST SpaceMobile, another contributor, is an early-stage communications services company that has secured major contracts and funding to support its development of a low-orbit satellite network.
Top Detractors from Performance
Rentokil Initial was a notable detractor from returns relative to the performance benchmark. The consumer services company faced revenue and earnings headwinds because of the slower-than-expected integration of its U.S. Terminix pest control business. ON Semiconductor, another detractor, reported weaker business trends due to slowing in the electric vehicle market.
Total return based on a $10,000 investment
September 30, 2014, through September 30, 2024
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class T Shares/JAVTX)	27.56%	8.87%	9.83%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 2000® Growth Index	27.66%	8.82%	8.95%
Russell 2000® Index	26.76%	9.39%	8.78%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,242M
Number of portfolio holdings	140
Total investment advisory fee paid	$19.2M
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.4
SS&C Technologies Holdings Inc	2.1
Vaxcyte Inc	2.1
Descartes Systems Group Inc/The	1.9
Blackbaud Inc	1.7
Asset Allocation (% of net assets)
Common Stocks	98.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.8
Private Placements	0.6
Warrants	0.0
Other	(1.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the following members of the Board's Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Gary A. Poliner, Diane L. Wallace, and Cheryl D. Alston who are each "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

Janus Investment Fund (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company, offers 35 funds which include multiple series of shares with differing investment objectives and policies. The funds comprising the Trust have differing fiscal year ends (June 30 and September 30). This Form N-CSR relates to funds with September 30 fiscal year ends (the "Funds").

(a)  Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $976,430 in the fiscal year ended 2024 and $962,801 in the fiscal year ended 2023.

(b)  Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(c)  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $252,651 in the fiscal year ended 2024 and $255,683 in the fiscal year ended 2023.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $252,651 in the fiscal year ended 2024 and $255,683 in the fiscal year ended 2023.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Balanced Fund
Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.6%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.2980%, 9/15/34ž,‡	$11,417,538	$11,126,444
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	13,016,783	13,082,383
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	747,429	730,773
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	742,832	723,233
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	2,169,274	2,044,832
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	4,237,231	4,217,336
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	24,822,420	24,715,740
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	27,092,884	26,791,989
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	3,211,567	2,962,139
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	20,395,209	20,457,649
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.6609%, 7/18/34ž,‡	5,454,000	5,455,230
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	1,917,022	1,903,404
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	8,221,000	8,230,032
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6136%, 4/21/31ž,‡	22,084,605	22,177,491
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	32,899,069	32,981,317
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	5,292,308	5,299,223
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	5,092,697
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6597%, 1/27/50ž,‡	7,804,588	6,820,469
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5869%, 1/27/50ž,‡	6,565,699	5,579,547
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5038%, 1/27/50ž,‡	9,329,952	7,733,738
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.6138%, 11/27/48ž,‡	2,077,000	1,913,526
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.5143%, 11/27/48ž,‡	4,286,000	3,895,696
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	8,386,000	8,038,774
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.6984%, 7/15/37ž,‡	19,509,000	19,524,467
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.9945%, 4/15/37ž,‡	21,212,000	21,284,945
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	20,831,000	21,893,178
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	4,134,000	3,843,631
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,646,045
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.1415%, 10/15/37ž,‡	3,078,853	3,073,063
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	18,764,000	18,662,723
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	14,912,300	14,782,587
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.8638%, 5/17/38ž,‡	13,690,854	13,626,628
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.1610%, 9/15/36ž,‡	15,945,000	15,783,469
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.8610%, 9/15/36ž,‡	16,692,000	16,494,713
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.8457%, 4/15/39ž,‡	15,489,053	15,224,762
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.0365%, 11/15/28ž,‡	18,578,211	18,485,048
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.7855%, 11/15/28ž,‡	$15,919,610	$15,683,254
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 6.5923%, 10/15/41ž,‡	27,154,000	27,164,794
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 8/15/39ž,‡	37,031,000	37,067,832
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 7.6865%, 8/15/39ž,‡	11,585,000	11,646,369
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.5879%, 7/16/29ž,‡	24,841,746	24,837,905
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	4,032,306
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	23,882,000	23,894,443
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.9786%, 8/15/41ž,‡	17,061,000	17,056,394
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 7.6277%, 8/15/41ž,‡	12,544,811	12,544,804
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7236%, 1/22/35ž,‡	16,984,000	16,987,348
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.2936%, 1/22/35ž,‡	6,819,244	6,830,682
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.7020%, 7/20/37ž,‡	25,100,000	25,206,404
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.3736%, 5/31/32ž,‡	21,276,000	21,357,957
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	21,107,000	21,146,598
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,588,260	8,306,463
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	782,317
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,867,989	14,913,752
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,992,082	5,511,520
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,592,148	17,687,480
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,846,356	50,511,695
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	352,356	350,712
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 2/25/50ž,‡	13,724,286	13,337,124
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 6.4969%, 10/26/37ž,‡	29,291,000	29,371,550
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.6841%, 7/17/37ž,‡	36,304,000	36,323,307
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 6.6409%, 7/18/31ž,‡	9,106,137	9,113,340
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1446%, 1/23/35ž,‡	5,524,216	5,539,663
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	3,588,723	3,563,547
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	3,160,709	3,140,022
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	616,707	588,490
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.9237%, 6/17/41ž,‡	24,350,000	24,188,929
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.2801%, 11/25/41ž,‡	32,659,000	32,781,403
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9301%, 12/25/41ž,‡	10,646,000	10,723,993
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 8.2801%, 1/27/42ž,‡	12,368,000	12,675,628
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.1801%, 4/25/42ž,‡	6,481,507	6,517,542
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 8.2801%, 4/25/42ž,‡	9,001,000	9,288,973
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.7634%, 9/25/42ž,‡	$13,992,983	$14,233,544
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 7.5634%, 5/25/43ž,‡	11,999,514	12,258,421
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/27/43ž,‡	10,148,203	10,187,350
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2134%, 9/25/43ž,‡	4,732,379	4,751,587
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/26/43ž,‡	9,576,644	9,604,252
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3301%, 1/25/44ž,‡	9,309,646	9,312,325
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4134%, 3/25/44ž,‡	6,101,333	6,105,603
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 5/25/44ž,‡	9,267,262	9,267,364
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 6.2801%, 7/25/44ž,‡	7,069,571	7,065,241
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	1,863,279	1,865,582
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	7,868,289	8,001,116
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	2,591,288	2,621,372
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 0%, 10/15/36ž,‡	16,432,000	16,432,000
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	4,557,543	4,515,173
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	8,714,962	8,828,916
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,428,964
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,320,112
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	31,461,435
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	6,852,820	7,010,757
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,604,085	3,140,785
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,735,102	4,336,441
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,147,243
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.7186%, 7/20/37ž,‡	39,641,000	39,839,205
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.6936%, 4/20/34ž,‡	8,217,000	8,235,033
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	5,309,998	5,229,860
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 6.2915%, 7/15/38ž,‡	8,107,531	8,100,057
Fannie Mae REMICS, 3.0000%, 5/25/48	6,419,278	5,921,370
Fannie Mae REMICS, 3.0000%, 11/25/49	8,903,662	8,162,684
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	11,041,811	11,278,910
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	10,380,552	10,629,486
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	7,123,874	7,233,501
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	13,331,000	13,385,810
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	18,826,261	16,392,893
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	3,823,472	3,748,487
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/25/41ž,‡	4,938,000	4,953,422
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 6.1301%, 11/25/41ž,‡	6,345,739	6,340,482
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.3801%, 9/25/41ž,‡	5,220,531	5,256,108
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 6.2301%, 12/25/41ž,‡	16,376,455	16,292,221
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6301%, 12/25/41ž,‡	6,594,891	6,654,087
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 6.5801%, 2/25/42ž,‡	2,610,718	2,613,223
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 4/25/42ž,‡	2,832,873	2,861,806
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.3801%, 3/25/42ž,‡	$5,076,669	$5,110,616
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.5801%, 8/25/42ž,‡	4,887,614	4,991,667
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 4/27/43ž,‡	5,268,966	5,346,673
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 6/25/43ž,‡	1,205,905	1,212,313
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1301%, 11/25/43ž,‡	8,807,194	8,851,256
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 5/25/44ž,‡	13,308,583	13,308,579
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	10,764,107	10,531,783
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	35,462,587	1,385
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	27,085,776	2,082
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	29,230,515	25,657,457
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	20,309,913	20,482,191
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	17,819,593	18,081,185
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0684%, 3/1/28ž,‡	7,709,000	7,734,804
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 5/15/41ž,‡	29,946,000	29,958,746
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2446%, 1/23/35ž,‡	5,360,143	5,386,744
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	11,602,000	11,664,515
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	24,841,000	25,131,692
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,319,674
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	3,661,307	3,632,437
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	9,529,778	9,541,400
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	20,581,000	20,404,641
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	14,000,000	13,844,647
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	5,832,728	5,831,761
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.6876%, 6/15/26ž,‡	19,813,000	19,824,550
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5236%, 3/20/30ž,‡	1,790,233	1,790,286
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	5,995,615	5,946,489
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	4,915,447	4,987,644
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	6,407,000	6,400,601
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	35,829,000	36,001,137
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,618,211
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,443,653
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	24,872,433	25,149,345
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.9115%, 3/15/38ž,‡	21,139,407	20,808,410
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.3115%, 3/15/38ž,‡	12,199,198	11,962,418
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.3918%, 5/16/39ž,‡	36,759,000	35,783,879
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.8904%, 5/16/39ž,‡	6,155,000	5,896,431
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	5,023,001	5,040,588
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	5,243,000	5,304,914
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.7080%, 10/16/37ž,‡	11,944,000	11,949,112
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5336%, 4/20/32ž,‡	28,152,806	28,153,335
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6392%, 7/20/37ž,‡	30,033,704	30,036,041
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	$5,503,000	$5,533,199
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	10,144,809	9,488,805
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	12,619,613	11,782,009
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	7,410,970	6,617,221
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	9,450,089	9,245,073
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	19,697,000	19,792,257
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.0124%, 4/15/38ž,‡	23,261,420	23,162,099
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.5624%, 4/15/38ž,‡	13,131,184	13,041,721
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.8385%, 3/15/39ž,‡	9,928,000	9,906,369
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	7,697,913
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,044,757	1,031,664
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	18,587,000	18,617,957
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,425,551
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.7378%, 3/15/41ž,‡	35,750,000	35,724,746
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	2,285,296	2,245,884
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	4,560,809	4,413,299
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 0%, 10/19/37ž,‡	17,357,000	17,360,072
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	12,491,269	11,980,193
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38ž	4,807,000	4,806,249
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	13,842,666	12,857,757
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	7,641,775	6,668,055
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	21,657,804	18,788,226
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 6.3108%, 7/20/37ž,‡	7,550,000	7,539,078
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.8358%, 7/15/37ž,‡	2,354,880	2,319,998
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,620,522	4,125,579
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	12,226,442	10,459,438
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4260%, 10/16/28ž,‡	12,283,624	12,388,234
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5728%, 10/16/28ž,‡	4,571,774	4,603,035
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	11,078,843	11,418,110
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	7,485,822	7,705,441
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	17,885,518	17,756,281
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	12,949,032	12,840,286
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	20,818,325	20,677,189
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	6,059,879	5,924,672
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.8746%, 1/25/33ž,‡	13,094,620	13,108,825
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.7021%, 7/17/37ž,‡	33,718,254	33,744,581
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2436%, 1/22/35ž,‡	5,891,224	5,925,787
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.7014%, 7/15/39ž,‡	20,435,353	20,541,619
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	25,868,394	26,726,065
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	14,157,617	14,636,786
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	9,950,283	10,005,578
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	10,913,762	11,155,157
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	$18,334,250	$18,686,304
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	316,048	314,439
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	3,971,755	3,963,619
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	2,279,906	2,296,297
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,936,620	1,725,193
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	821,786	736,725
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	24,810,000	24,847,215
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.0970%, 1/17/39ž,‡	10,990,000	10,892,235
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6236%, 1/20/32ž,‡	22,976,916	23,031,658
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.9418%, 11/15/38ž,‡	2,248,628	2,237,398
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	12,345,060	10,590,081
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,212	4,984,382
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	25,800,000	25,804,489
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	14,644,028	16,153,284
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 6.7036%, 7/20/34ž,‡	7,594,000	7,598,320
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	23,414,873	24,762,733
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	12,087,663	11,250,318
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	687,686	686,461
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	17,832,000	17,248,724
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,556,714
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.1115%, 7/15/39ž,‡	8,418,000	7,820,724
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	10,074,095	10,060,838
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 2/15/40ž,‡	3,699,864	3,676,784
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,625,790	3,261,845
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,370,204	8,187,700
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	2,308,434	2,246,655
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	8,888,087	8,228,869
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	6,697,307	6,784,961
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	10,376,377	10,618,035
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	13,286,617	13,489,990
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	36,768,955	37,229,493
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	13,963,491	14,310,816
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	23,420,451	23,717,443
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	17,914,834	18,193,824
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	28,652,000	28,650,957
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,805,395,834)		2,808,756,562
Bank Loans and Mezzanine Loans – 0.6%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 7.5572%, 8/4/31‡	29,838,560	29,758,592
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 10/23/28‡	23,341,000	23,307,623
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.75000%, 7.8680%, 9/19/31ƒ,‡	15,006,000	15,003,299
Lightning Power LLC, CME Term SOFR 3 Month + 3.2500%, 8.3455%, 8/18/31‡	27,389,000	27,430,905
		42,434,204
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Industrial – 0.1%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 7.5996%, 7/30/31ƒ,‡	$17,747,000	$17,680,449
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 6.6037%, 4/10/31ƒ,‡	37,634,005	37,539,920
Total Bank Loans and Mezzanine Loans (cost $150,616,540)		150,720,788
Corporate Bonds – 12.7%
Banking – 3.0%
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	19,736,641
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	13,146,036
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	11,028,000	11,862,173
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	25,626,440
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	12,805,000	12,289,837
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	15,658,000	16,064,314
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,684,456
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,348,792
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	18,133,000	20,608,741
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	24,920,182
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	35,752,161
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	52,305,051
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	8,361,000	8,371,660
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	28,640,000	33,651,520
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	5,852,000	6,112,521
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	38,923,558
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	12,858,000	13,073,066
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	21,804,000	22,560,666
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	21,715,000	23,148,877
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	10,200,000	10,461,154
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	18,622,000	20,711,234
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	24,447,070
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,653,071
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	11,039,616
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,128,361
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	20,429,000	20,998,168
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	14,045,000	14,433,015
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,704,628
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	19,077,998
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	25,087,257
National Australia Bank Ltd, 2.9900%, 5/21/31ž	28,726,000	25,550,384
Nationwide Building Society, 5.1270%, 7/29/29ž	24,538,000	25,270,911
Nordea Bank Abp, 5.3750%, 9/22/27ž	30,280,000	31,198,457
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	25,563,944
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	35,778,000	37,309,369
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	8,308,000	8,883,064
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,850,373
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	9,252,000	9,576,376
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	7,619,000	8,026,516
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	20,438,859
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	17,264,214
		792,860,731
Basic Industry – 0.2%
Celanese US Holdings LLC, 6.5500%, 11/15/30	22,993,000	24,783,887
Celanese US Holdings LLC, 6.7000%, 11/15/33	22,403,000	24,510,367
		49,294,254
Brokerage – 0.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	38,398,000	40,213,541
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	23,429,000	24,824,431
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	32,346,843
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – (continued)
LPL Holdings Inc, 6.0000%, 5/20/34	$19,554,000	$20,439,141
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	32,657,724
		150,481,680
Capital Goods – 0.9%
BAE Systems PLC, 5.1250%, 3/26/29ž	9,092,000	9,355,040
BAE Systems PLC, 5.2500%, 3/26/31ž	3,410,000	3,544,298
BAE Systems PLC, 5.3000%, 3/26/34ž	13,438,000	13,974,891
Berry Global Inc, 5.8000%, 6/15/31ž	32,563,000	33,882,130
Boeing Co, 5.1500%, 5/1/30	34,862,000	34,945,749
Boeing Co/The, 6.2980%, 5/1/29ž	18,928,000	19,913,905
Boeing Co/The, 6.3880%, 5/1/31ž	19,467,000	20,699,978
Boeing Co/The, 6.5280%, 5/1/34ž	18,746,000	20,119,428
Boeing Co/The, 6.8580%, 5/1/54ž	8,207,000	9,008,086
Boeing Co/The, 7.0080%, 5/1/64ž	10,655,000	11,739,447
Regal Rexnord Corp, 6.0500%, 4/15/28	16,939,000	17,611,786
TransDigm Inc, 6.3750%, 3/1/29ž	5,971,000	6,160,400
TransDigm Inc, 6.6250%, 3/1/32ž	26,896,000	28,007,935
WESCO Distribution Inc, 6.3750%, 3/15/29ž	11,336,000	11,711,324
WESCO Distribution Inc, 6.6250%, 3/15/32ž	14,352,000	14,949,072
		255,623,469
Communications – 0.4%
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,575,183
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	45,850,000	47,988,204
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	15,287,000	12,455,981
Meta Platforms Inc, 4.5500%, 8/15/31	6,619,000	6,767,298
Meta Platforms Inc, 4.7500%, 8/15/34	24,407,000	24,912,114
T-Mobile USA Inc, 4.8500%, 1/15/29	14,640,000	14,948,006
		108,646,786
Consumer Cyclical – 0.9%
CBRE Services Inc, 5.9500%, 8/15/34	33,063,000	35,508,678
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	19,467,000	19,786,879
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	15,207,000	15,397,026
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	5,413,000	5,862,051
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	5,322,000	5,733,695
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,820,766
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,457,156
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,246,827
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	15,360,470
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	31,002,000	31,658,343
LKQ Corp, 5.7500%, 6/15/28	20,493,000	21,265,649
LKQ Corp, 6.2500%, 6/15/33	19,272,000	20,435,641
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	13,239,000	13,412,762
ZF North America Capital Inc, 6.7500%, 4/23/30ž	12,102,000	12,205,097
ZF North America Capital Inc, 6.8750%, 4/23/32ž	10,126,000	10,161,674
		229,312,714
Consumer Non-Cyclical – 1.6%
AbbVie Inc, 4.8000%, 3/15/29	16,060,000	16,528,250
AbbVie Inc, 5.4000%, 3/15/54	8,659,000	9,181,632
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,568,420
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	11,032,734
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,189,501
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,214,429
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,560,091
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,274,404
HCA Inc, 5.4500%, 4/1/31	30,123,000	31,385,230
HCA Inc, 3.6250%, 3/15/32	10,927,000	10,104,358
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.5000%, 6/1/33	$18,299,000	$19,002,210
HCA Inc, 5.6000%, 4/1/34	16,318,000	17,004,137
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,861,734
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	9,318,000	8,518,977
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	11,975,759
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	16,373,000	16,909,543
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	21,790,000	23,085,415
Pilgrim's Pride Corp, 6.2500%, 7/1/33	22,981,000	24,381,945
Polaris Inc, 6.9500%, 3/15/29	18,977,000	20,596,856
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	10,297,595
Solventum Corp, 5.4000%, 3/1/29ž	19,797,000	20,367,413
Solventum Corp, 5.4500%, 3/13/31ž	30,323,000	31,259,531
Solventum Corp, 5.6000%, 3/23/34ž	39,969,000	41,391,348
Solventum Corp, 6.0000%, 5/15/64ž	14,047,000	14,505,421
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	26,995,144
		415,192,077
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	22,749,996
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	36,890,472
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	16,995,000	14,680,710
Exelon Corp, 5.4500%, 3/15/34	17,447,000	18,301,127
Georgia Power Co, 4.9500%, 5/17/33	17,435,000	17,923,011
Georgia Power Co, 5.2500%, 3/15/34	14,170,000	14,855,600
National Grid PLC, 5.8090%, 6/12/33	16,262,000	17,391,147
Xcel Energy Inc, 5.4500%, 8/15/33	36,599,000	37,970,175
		180,762,238
Energy – 1.0%
Cheniere Energy Inc, 5.6500%, 4/15/34ž	20,937,000	21,661,630
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	5,254,000	5,564,202
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	13,477,273
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,841,433
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	14,835,171
DT Midstream Inc, 4.3750%, 6/15/31ž	15,063,000	14,258,687
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,728,799
Enbridge Inc, 6.0000%, 11/15/28	11,351,000	12,053,926
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	15,064,487
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	636,669
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	11,002,500
Occidental Petroleum Corp, 5.2000%, 8/1/29	9,302,000	9,456,422
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	12,215,689
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,871,297
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,806,202
Occidental Petroleum Corp, 5.3750%, 1/1/32	21,392,000	21,685,776
Occidental Petroleum Corp, 5.5500%, 10/1/34	19,529,000	19,825,545
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	23,423,764
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,386,955
Viper Energy Partners LP, 7.3750%, 11/1/31ž	19,853,000	20,938,443
		260,734,870
Finance Companies – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	10,114,000	10,169,670
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	12,977,000	12,983,428
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.9500%, 9/10/34	10,585,000	10,527,046
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	14,859,000	15,812,330
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,610,653
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,677,694
		61,780,821
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Government Sponsored – 0%
Electricite de France SA, 5.7000%, 5/23/28ž	$8,972,000	$9,340,942
Insurance – 1.7%
Aon North America Inc, 5.3000%, 3/1/31	22,096,000	23,052,038
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	47,488,974
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	11,271,190
Arthur J Gallagher & Co, 5.4500%, 7/15/34	19,427,000	20,241,301
Athene Global Funding, 2.7170%, 1/7/29ž	21,681,000	20,031,277
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	14,893,974
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	17,281,487
Centene Corp, 4.2500%, 12/15/27	53,971,000	53,007,693
Centene Corp, 2.4500%, 7/15/28	16,998,000	15,653,880
Centene Corp, 3.0000%, 10/15/30	18,048,000	16,157,057
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,861,822
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	12,033,330
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	33,799,920
Health Care Service Corp, 5.8750%, 6/15/54ž	26,720,000	28,242,864
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,528,807
Humana Inc, 5.9500%, 3/15/34	8,690,000	9,299,978
Humana Inc, 5.7500%, 4/15/54	13,360,000	13,674,977
UnitedHealth Group Inc, 4.9500%, 1/15/32	32,617,000	33,734,373
UnitedHealth Group Inc, 5.1500%, 7/15/34	13,111,000	13,683,809
UnitedHealth Group Inc, 5.6250%, 7/15/54	21,468,000	23,030,903
UnitedHealth Group Inc, 5.7500%, 7/15/64	17,346,000	18,725,120
		445,694,774
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	23,525,373
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	33,827,000	34,615,203
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	18,937,528
		53,552,731
Technology – 1.2%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	9,985,512
Broadcom Inc, 5.0500%, 7/12/29	22,005,000	22,666,971
Broadcom Inc, 4.3500%, 2/15/30	16,994,000	16,960,878
Broadcom Inc, 5.1500%, 11/15/31	13,982,000	14,509,864
Cadence Design Systems Inc, 4.3000%, 9/10/29	11,962,000	12,008,908
Cadence Design Systems Inc, 4.7000%, 9/10/34	14,339,000	14,428,418
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,320,975
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	18,627,607
CoStar Group Inc, 2.8000%, 7/15/30ž	12,054,000	10,859,580
Fiserv Inc, 4.7500%, 3/15/30	8,443,000	8,605,829
Fiserv Inc, 5.1500%, 8/12/34	33,417,000	34,265,164
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	29,389,000	29,940,755
Intel Corp, 2.4500%, 11/15/29	6,546,000	5,892,410
Intel Corp, 5.1250%, 2/10/30	8,705,000	8,894,094
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,670,021
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,859,743
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,392,764
MSCI Inc, 3.6250%, 9/1/30ž	25,762,000	24,205,700
MSCI Inc, 3.8750%, 2/15/31ž	21,571,000	20,411,705
Trimble Inc, 4.7500%, 12/1/24	18,923,000	18,871,218
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,642,707
Trimble Inc, 6.1000%, 3/15/33	4,724,000	5,098,837
		322,119,660
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	14,204,360
Total Corporate Bonds (cost $3,293,118,623)		3,373,127,480
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 8.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	$77,749,638	$69,761,873
4.0000%, TBA, 30 Year Maturity	98,228,000	94,337,877
		164,099,750
Fannie Mae Pool:
7.5000%, 7/1/28	20,867	21,559
3.0000%, 10/1/34	920,191	890,556
2.5000%, 11/1/34	689,008	651,706
3.0000%, 11/1/34	430,700	416,859
3.0000%, 12/1/34	402,990	390,021
2.5000%, 12/1/36	30,178,629	28,553,080
6.0000%, 2/1/37	164,762	175,845
4.5000%, 11/1/42	957,885	965,747
3.0000%, 1/1/43	585,344	540,392
3.0000%, 2/1/43	133,495	123,023
3.0000%, 5/1/43	1,360,513	1,254,397
5.0000%, 7/1/44	100,388	102,170
4.5000%, 10/1/44	2,371,485	2,389,838
4.5000%, 3/1/45	3,668,730	3,697,121
4.0000%, 5/1/45	624,555	611,531
4.5000%, 6/1/45	1,850,875	1,860,545
3.0000%, 3/1/47	4,350,375	3,996,318
3.5000%, 8/1/47	739,288	706,743
3.5000%, 12/1/47	311,430	297,721
3.5000%, 12/1/47	221,810	212,045
3.5000%, 1/1/48	2,120,820	2,013,743
4.0000%, 1/1/48	7,568,973	7,421,162
4.0000%, 1/1/48	2,931,599	2,868,837
3.0000%, 2/1/48	2,711,436	2,501,788
3.5000%, 3/1/48	364,387	347,064
4.0000%, 3/1/48	2,214,352	2,167,903
4.5000%, 3/1/48	88,130	87,869
5.0000%, 5/1/48	2,185,961	2,217,584
4.5000%, 8/1/48	48,650	48,505
4.0000%, 11/1/48	5,212,521	5,068,260
4.0000%, 12/1/48	797,024	774,966
4.0000%, 3/1/49	2,524,780	2,454,905
4.5000%, 6/1/49	302,100	300,831
3.0000%, 8/1/49	2,987,357	2,685,438
3.0000%, 8/1/49	1,403,904	1,262,017
4.5000%, 8/1/49	474,430	472,436
3.0000%, 9/1/49	10,005,826	9,089,707
3.0000%, 9/1/49	588,946	540,344
4.5000%, 1/1/50	648,320	645,598
2.5000%, 3/1/50	2,411,798	2,084,394
4.0000%, 4/1/50	1,942,689	1,884,561
3.0000%, 7/1/50	8,587,192	7,786,996
4.5000%, 7/1/50	14,455,620	14,285,763
2.5000%, 8/1/50	48,843,240	43,026,551
2.5000%, 8/1/50	1,867,069	1,648,877
4.0000%, 8/1/50	1,731,873	1,680,053
4.5000%, 10/1/50	10,836,912	10,804,763
4.0000%, 3/1/51	442,943	430,684
2.0000%, 7/1/51	57,992,447	48,088,557
2.5000%, 1/1/52	12,643,342	11,074,686
3.5000%, 1/1/52	2,449,593	2,316,621
2.5000%, 2/1/52	60,797,215	53,216,504
2.5000%, 2/1/52	54,755,806	47,840,130
2.5000%, 2/1/52	27,583,994	23,969,907
3.0000%, 2/1/52	36,827,036	33,338,171
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 2/1/52	$5,083,738	$4,607,137
3.5000%, 2/1/52	6,424,309	6,075,081
2.5000%, 3/1/52	25,272,930	22,121,688
2.5000%, 3/1/52	24,819,328	21,668,731
2.5000%, 3/1/52	22,813,046	19,896,442
2.5000%, 3/1/52	9,407,740	8,241,818
2.5000%, 3/1/52	2,175,589	1,899,417
2.5000%, 3/1/52	1,872,289	1,634,618
2.5000%, 3/1/52	1,686,144	1,475,901
2.5000%, 3/1/52	734,235	641,902
3.0000%, 3/1/52	11,446,205	10,407,643
3.5000%, 3/1/52	42,485,526	40,136,848
3.5000%, 3/1/52	4,067,905	3,846,179
3.0000%, 4/1/52	18,186,564	16,513,735
3.0000%, 4/1/52	9,942,591	9,053,647
3.0000%, 4/1/52	8,480,399	7,707,774
3.5000%, 4/1/52	8,343,533	7,876,477
3.5000%, 4/1/52	6,178,350	5,836,800
3.5000%, 4/1/52	4,512,690	4,263,422
3.5000%, 4/1/52	2,711,975	2,560,164
3.5000%, 4/1/52	1,537,750	1,452,923
3.5000%, 4/1/52	1,463,424	1,382,589
4.5000%, 4/1/52	1,417,629	1,396,757
4.5000%, 4/1/52	1,199,851	1,182,186
4.5000%, 4/1/52	687,804	677,571
4.5000%, 4/1/52	624,836	615,540
4.5000%, 4/1/52	545,942	537,819
4.5000%, 4/1/52	351,574	346,340
2.5000%, 5/1/52	63,410,760	55,333,931
3.5000%, 5/1/52	4,513,080	4,260,112
4.0000%, 5/1/52	8,949,769	8,702,077
4.5000%, 5/1/52	1,904,297	1,875,965
3.0000%, 6/1/52	13,158,101	11,912,464
3.0000%, 6/1/52	5,171,210	4,682,411
3.5000%, 6/1/52	26,820,044	25,331,174
3.5000%, 6/1/52	15,259,272	14,424,013
3.0000%, 7/1/52	21,629,250	19,584,787
3.0000%, 7/1/52	12,924,981	11,708,268
3.5000%, 7/1/52	3,878,196	3,662,904
3.5000%, 7/1/52	1,348,804	1,274,869
4.5000%, 7/1/52	6,928,079	6,835,770
3.5000%, 8/1/52	2,655,320	2,507,710
5.0000%, 10/1/52	5,940,753	6,006,692
5.0000%, 10/1/52	2,649,135	2,675,683
5.0000%, 1/1/53	2,533,082	2,559,983
5.0000%, 1/1/53	823,559	831,566
5.0000%, 2/1/53	997,842	1,007,721
5.0000%, 3/1/53	599,579	604,644
5.5000%, 3/1/53	362,721	372,245
5.0000%, 4/1/53	1,164,065	1,173,899
5.5000%, 4/1/53	183,669	188,467
5.0000%, 5/1/53	592,997	598,006
5.5000%, 5/1/53	338,836	347,663
5.5000%, 5/1/53	175,956	180,541
5.0000%, 6/1/53	1,173,984	1,183,901
5.0000%, 6/1/53	719,027	725,101
5.5000%, 6/1/53	30,280,141	31,133,733
5.5000%, 6/1/53	484,183	497,961
4.5000%, 7/1/53	3,574,326	3,562,498
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.5000%, 7/1/53	$62,780,024	$64,252,506
5.5000%, 7/1/53	1,389,877	1,425,897
5.5000%, 7/1/53	837,030	860,716
5.0000%, 8/1/53	718,578	725,692
5.5000%, 9/1/53	23,308,818	23,944,747
5.5000%, 11/1/53	7,135,276	7,392,746
6.0000%, 1/1/54	7,433,783	7,789,843
5.5000%, 3/1/54	12,972,616	13,437,944
6.0000%, 3/1/54	6,342,158	6,627,895
6.0000%, 4/1/54	15,460,364	16,128,287
6.0000%, 5/1/54	38,804,500	40,250,020
5.0000%, 7/1/54	11,206,503	11,230,900
3.5000%, 8/1/56	9,399,435	8,716,131
3.0000%, 2/1/57	9,419,976	8,316,507
3.0000%, 6/1/57	173,279	152,895
2.5000%, 3/1/62	56,721,626	47,422,983
		1,082,783,009
Freddie Mac Gold Pool:
4.0000%, 9/1/48	1,427,074	1,389,062
Freddie Mac Pool:
3.0000%, 5/1/31	7,666,569	7,481,615
3.0000%, 9/1/32	2,018,694	1,966,012
3.0000%, 10/1/32	952,148	923,739
3.0000%, 12/1/32	595,723	578,706
3.0000%, 1/1/33	1,261,930	1,224,529
2.5000%, 12/1/33	8,407,139	8,073,662
3.0000%, 10/1/34	2,201,649	2,130,745
3.0000%, 10/1/34	1,123,105	1,086,935
2.5000%, 11/1/34	2,661,442	2,517,353
2.5000%, 11/1/34	705,106	666,932
2.5000%, 6/1/37	22,729,376	21,385,991
6.0000%, 4/1/40	2,466,374	2,632,331
4.5000%, 5/1/44	747,299	751,204
4.0000%, 4/1/45	18,345	17,963
3.0000%, 1/1/46	409,963	380,243
3.5000%, 7/1/46	1,671,207	1,591,953
4.0000%, 3/1/47	877,342	858,506
3.5000%, 12/1/47	5,297,910	5,025,639
3.5000%, 2/1/48	1,918,575	1,816,917
4.0000%, 3/1/48	2,013,599	1,970,594
4.5000%, 3/1/48	81,153	80,912
4.0000%, 4/1/48	1,977,525	1,931,812
4.0000%, 4/1/48	1,921,878	1,868,688
4.0000%, 5/1/48	3,408,838	3,314,495
4.5000%, 7/1/48	587,441	585,698
5.0000%, 9/1/48	107,287	108,582
4.0000%, 11/1/48	469,788	456,786
4.0000%, 12/1/48	5,711,018	5,553,011
4.5000%, 12/1/48	1,727,749	1,734,411
4.5000%, 6/1/49	405,698	404,951
4.5000%, 7/1/49	3,204,782	3,198,884
4.5000%, 7/1/49	517,460	515,286
3.0000%, 8/1/49	791,863	711,833
4.5000%, 8/1/49	2,881,458	2,876,155
3.0000%, 12/1/49	1,018,099	924,883
3.0000%, 12/1/49	791,709	719,221
4.5000%, 1/1/50	1,936,804	1,933,240
4.5000%, 1/1/50	530,767	528,538
3.5000%, 3/1/50	581,610	543,528
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.0000%, 3/1/50	$5,717,256	$5,559,026
4.5000%, 3/1/50	6,573,899	6,439,511
2.5000%, 8/1/50	992,562	876,875
2.5000%, 8/1/50	400,005	353,259
2.5000%, 9/1/50	1,805,818	1,594,226
4.5000%, 9/1/50	16,441,749	16,392,972
2.5000%, 5/1/51	38,884,508	33,886,090
2.5000%, 6/1/51	15,042,098	13,222,836
2.5000%, 8/1/51	44,391,021	38,657,290
2.5000%, 9/1/51	36,300,625	31,688,134
2.5000%, 10/1/51	39,338,190	34,321,055
2.5000%, 11/1/51	13,468,187	11,818,028
2.5000%, 1/1/52	3,835,546	3,363,625
2.5000%, 1/1/52	2,471,411	2,166,567
2.5000%, 2/1/52	5,912,217	5,175,032
2.5000%, 2/1/52	3,817,651	3,317,482
3.0000%, 2/1/52	3,221,196	2,930,124
3.0000%, 2/1/52	2,167,464	1,975,291
2.5000%, 3/1/52	29,366,561	25,584,831
2.5000%, 3/1/52	930,876	812,709
3.0000%, 3/1/52	3,210,205	2,924,384
4.5000%, 3/1/52	295,142	290,797
3.5000%, 4/1/52	3,261,947	3,079,349
3.5000%, 4/1/52	3,247,437	3,065,651
3.5000%, 4/1/52	2,595,473	2,454,582
3.5000%, 4/1/52	986,916	932,402
3.5000%, 4/1/52	903,221	853,399
2.5000%, 5/1/52	13,646,073	11,781,021
2.5000%, 5/1/52	12,362,136	10,793,141
3.5000%, 6/1/52	5,125,281	4,846,669
5.0000%, 8/1/52	13,331,218	13,540,713
5.5000%, 9/1/52	7,227,828	7,401,054
5.0000%, 10/1/52	11,843,729	11,956,383
5.0000%, 10/1/52	365,453	368,930
5.5000%, 10/1/52	405,360	417,948
5.0000%, 1/1/53	473,624	478,578
5.0000%, 1/1/53	411,817	415,558
5.0000%, 3/1/53	1,735,883	1,750,547
5.0000%, 3/1/53	1,657,838	1,671,843
5.0000%, 4/1/53	2,082,484	2,088,061
5.0000%, 5/1/53	5,929,204	5,979,291
5.0000%, 5/1/53	3,280,519	3,308,231
5.0000%, 5/1/53	455,856	459,707
5.5000%, 5/1/53	5,349,696	5,455,230
5.5000%, 5/1/53	758,881	778,653
5.0000%, 6/1/53	2,250,241	2,248,987
5.0000%, 6/1/53	2,102,136	2,100,739
5.0000%, 6/1/53	1,797,314	1,796,312
5.0000%, 6/1/53	1,398,575	1,410,389
5.0000%, 6/1/53	853,370	852,803
5.5000%, 6/1/53	2,170,914	2,198,075
5.5000%, 6/1/53	1,791,207	1,813,600
5.5000%, 6/1/53	1,725,704	1,770,664
5.5000%, 6/1/53	1,719,177	1,740,687
5.5000%, 6/1/53	1,387,762	1,404,935
5.5000%, 7/1/53	6,230,797	6,392,277
5.5000%, 7/1/53	4,245,985	4,299,067
5.5000%, 7/1/53	3,596,221	3,689,422
5.5000%, 9/1/53	5,067,555	5,247,288
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
6.0000%, 9/1/53	$39,517,323	$40,986,530
6.0000%, 9/1/53	12,644,031	13,250,750
6.0000%, 10/1/53	22,188,528	22,797,812
6.5000%, 11/1/53	16,393,328	17,230,063
5.5000%, 4/1/54	3,467,742	3,594,715
6.0000%, 4/1/54	28,424,066	29,482,901
5.0000%, 5/1/54	1,176,762	1,179,324
		593,786,908
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	60,162,790	52,907,398
3.5000%, TBA, 30 Year Maturity	98,258,806	92,199,185
4.0000%, TBA, 30 Year Maturity	47,949,459	46,347,228
4.5000%, TBA, 30 Year Maturity	23,627,806	23,315,801
5.0000%, TBA, 30 Year Maturity	18,848,683	18,879,783
		233,649,395
Ginnie Mae I Pool:
6.0000%, 1/15/34	43,294	46,035
4.0000%, 1/15/45	7,886,930	7,833,949
4.5000%, 8/15/46	10,190,349	10,178,532
4.0000%, 7/15/47	1,733,785	1,687,495
4.0000%, 8/15/47	232,781	227,336
4.0000%, 11/15/47	265,949	258,848
4.0000%, 12/15/47	790,308	769,208
		21,001,403
Ginnie Mae II Pool:
3.0000%, 11/20/46	29,696,589	27,308,065
4.0000%, 8/20/47	1,019,415	996,022
4.0000%, 8/20/47	158,103	154,476
4.0000%, 8/20/47	148,177	144,777
4.5000%, 2/20/48	997,035	996,681
4.5000%, 5/20/48	1,545,702	1,542,927
4.5000%, 5/20/48	345,110	344,447
4.0000%, 6/20/48	7,888,377	7,694,309
5.0000%, 8/20/48	2,933,284	2,968,024
3.5000%, 5/20/49	39,293,349	37,095,194
2.5000%, 3/20/51	37,551,540	33,086,425
3.0000%, 4/20/51	25,811,646	23,525,576
3.0000%, 7/20/51	20,807,919	18,955,372
3.0000%, 8/20/51	47,174,805	42,967,504
2.5000%, 1/20/52	40,882,399	35,243,134
		233,022,933
Total Mortgage-Backed Securities (cost $2,342,248,944)		2,329,732,460
United States Treasury Notes/Bonds – 4.5%
3.5000%, 9/30/26	53,027,000	52,879,933
3.3750%, 9/15/27	71,697,000	71,332,914
3.5000%, 9/30/29	364,659,000	363,576,419
3.6250%, 9/30/31	64,053,000	63,932,901
3.8750%, 8/15/34	197,574,700	198,963,897
4.1250%, 8/15/44	249,746,000	247,794,859
4.6250%, 5/15/54	176,739,000	191,706,584
Total United States Treasury Notes/Bonds (cost $1,185,397,964)		1,190,187,507
Common Stocks – 61.9%
Aerospace & Defense – 0.8%
General Dynamics Corp	281,176	84,971,387
General Electric Co	743,580	140,224,317
		225,195,704
Banks – 1.2%
JPMorgan Chase & Co	1,531,447	322,920,914
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Beverages – 1.0%
Constellation Brands Inc - Class A	518,147	$133,521,301
Monster Beverage Corp*	2,574,589	134,316,308
		267,837,609
Biotechnology – 2.0%
AbbVie Inc	1,088,816	215,019,384
Amgen Inc	524,758	169,082,275
Vertex Pharmaceuticals Inc*	309,036	143,726,463
		527,828,122
Building Products – 0.6%
Trane Technologies PLC	427,530	166,193,737
Capital Markets – 2.3%
Charles Schwab Corp	772,425	50,060,864
CME Group Inc	686,822	151,547,274
Goldman Sachs Group Inc	103,670	51,328,054
Intercontinental Exchange Inc	631,754	101,484,962
Moody's Corp	112,057	53,181,132
Morgan Stanley	1,917,453	199,875,301
		607,477,587
Chemicals – 0.4%
Corteva Inc	1,850,917	108,815,410
Communications Equipment – 0.3%
Motorola Solutions Inc	180,327	81,080,429
Consumer Finance – 1.6%
American Express Co	1,554,747	421,647,386
Diversified Financial Services – 2.2%
Mastercard Inc - Class A	1,172,884	579,170,119
Electric Utilities – 0.3%
American Electric Power Co Inc	790,628	81,118,433
Electrical Equipment – 0.3%
Eaton Corp PLC	212,508	70,433,651
Energy Equipment & Services – 0.2%
Schlumberger Ltd	1,419,919	59,565,602
Entertainment – 1.1%
Netflix Inc*	181,832	128,967,983
Walt Disney Co	1,672,849	160,911,345
		289,879,328
Food & Staples Retailing – 1.1%
Costco Wholesale Corp	160,286	142,096,745
Sysco Corp	1,768,009	138,010,782
		280,107,527
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	976,011	111,275,014
Stryker Corp	462,558	167,103,703
		278,378,717
Health Care Providers & Services – 2.4%
HCA Healthcare Inc	338,263	137,480,231
UnitedHealth Group Inc	832,136	486,533,277
		624,013,508
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	60,557	255,073,351
Chipotle Mexican Grill Inc*	1,942,519	111,927,945
Hilton Worldwide Holdings Inc	967,708	223,056,694
McDonald's Corp	961,577	292,809,812
		882,867,802
Household Products – 0.7%
Procter & Gamble Co	1,045,918	181,152,998
Industrial Conglomerates – 0.8%
Honeywell International Inc	1,006,902	208,136,712
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Prologis Inc	675,183	$85,262,109
Information Technology Services – 0.8%
Accenture PLC	606,460	214,371,481
Insurance – 2.1%
Marsh & McLennan Cos Inc	584,891	130,483,333
Progressive Corp/The	1,710,652	434,095,052
		564,578,385
Interactive Media & Services – 5.0%
Alphabet Inc - Class C	4,309,927	720,576,695
Meta Platforms Inc - Class A	1,078,709	617,496,180
		1,338,072,875
Life Sciences Tools & Services – 1.0%
Danaher Corp	333,337	92,674,353
Thermo Fisher Scientific Inc	262,342	162,276,891
		254,951,244
Machinery – 0.5%
Deere & Co	336,370	140,377,292
Multiline Retail – 2.5%
Amazon.com Inc*	3,532,704	658,248,736
Multi-Utilities – 0.2%
Sempra Energy	478,900	40,050,407
Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp	991,642	146,039,117
ConocoPhillips	1,388,970	146,230,762
		292,269,879
Pharmaceuticals – 1.8%
Eli Lilly & Co	351,516	311,422,085
Merck & Co Inc	751,963	85,392,918
Zoetis Inc	478,096	93,410,397
		490,225,400
Professional Services – 0.7%
Automatic Data Processing Inc	683,894	189,253,987
Road & Rail – 0.5%
Uber Technologies Inc*	1,839,870	138,284,629
Semiconductor & Semiconductor Equipment – 7.9%
Broadcom Inc	1,401,753	241,802,392
KLA Corp	242,323	187,657,354
Lam Research Corp	289,438	236,204,563
NVIDIA Corp	10,792,915	1,310,691,598
Texas Instruments Inc	602,315	124,420,210
		2,100,776,117
Software – 8.0%
Adobe Inc*	202,236	104,713,756
Cadence Design Systems Inc*	220,203	59,681,619
Intuit Inc	228,067	141,629,607
Microsoft Corp	3,573,649	1,537,741,165
Oracle Corp	1,145,998	195,278,059
ServiceNow Inc*	84,674	75,731,579
		2,114,775,785
Specialty Retail – 1.5%
Home Depot Inc	519,571	210,530,169
TJX Cos Inc	1,526,777	179,457,369
		389,987,538
Technology Hardware, Storage & Peripherals – 3.8%
Apple Inc	4,267,062	994,225,446
Textiles, Apparel & Luxury Goods – 0.6%
NIKE Inc - Class B	1,685,179	148,969,824
Total Common Stocks (cost $6,980,349,766)		16,418,502,429
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Investment Companies – 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $768,635,819)	768,508,595	$768,662,296
Total Investments (total cost $17,525,763,490) – 102.0%		27,039,689,522
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(530,807,960)
Net Assets – 100%		$26,508,881,562

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$26,762,744,080	99.0%
United Kingdom	80,569,021	0.3
France	37,695,093	0.2
Canada	37,002,508	0.1
Ireland	33,680,144	0.1
Finland	31,198,457	0.1
Australia	25,550,384	0.1
Germany	22,366,771	0.1
Japan	8,883,064	0.0
Total	$27,039,689,522	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$479,393,319	$4,618,291,757	$(4,328,964,207)	$8,883	$(67,456)	$768,662,296	768,508,595	$35,400,530

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,418	1/6/25	$503,529,611	$1,321,432
5 Year US Treasury Note	15,764	1/6/25	1,732,192,664	2,237,022
Ultra Long Term US Treasury Bond	795	12/31/24	105,809,531	(480,701)
US Treasury Long Bond	7,105	12/31/24	882,352,188	(6,133,079)
Total - Futures Long				(3,055,326)
Futures Short:
10 Year US Treasury Note	12	12/31/24	(1,371,375)	(1,500)
Ultra 10-Year Treasury Note	4,748	12/31/24	(561,673,563)	1,983,262
Total - Futures Short				1,981,762
Total				$(1,073,564)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | September 30, 2024

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$5,541,716
Liability Derivatives:
*Futures contracts	$6,615,280

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$45,853,171	$45,853,171
Swap contracts	(355,819)	-	$(355,819)
Total	$(355,819)	$45,853,171	$45,497,352

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$34,246,772
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Futures contracts:
Average notional amount of contracts - long	$4,192,617,631
Average notional amount of contracts - short	541,773,548
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $3,826,977,396, which represents 14.4% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

20 | September 30, 2024

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,808,756,562	$-
Bank Loans and Mezzanine Loans	-	150,720,788	-
Corporate Bonds	-	3,373,127,480	-
Mortgage-Backed Securities	-	2,329,732,460	-
United States Treasury Notes/Bonds	-	1,190,187,507	-
Common Stocks	16,418,502,429	-	-
Investment Companies	-	768,662,296	-
Total Investments in Securities	$16,418,502,429	$10,621,187,093	$-
Other Financial Instruments(a):
Futures Contracts	5,541,716	-	-
Total Assets	$16,424,044,145	$10,621,187,093	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$6,615,280	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 21

Janus Henderson Balanced Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $16,757,127,671)	$26,271,027,226
Affiliated investments, at value (cost $768,635,819)	768,662,296
Collateral for To Be Announced transactions	2,060,000
Deposits with brokers for futures	45,900,000
Variation margin receivable on futures contracts	2,453,868
Trustees' deferred compensation	744,809
Receivables:
TBA investments sold	280,487,219
Interest	69,262,476
Fund shares sold	17,461,503
Dividends	5,073,946
Dividends from affiliates	2,627,431
Other assets	31,983
Total Assets	27,465,792,757
Liabilities:
Due to custodian	927
Variation margin payable on futures contracts	12,200,867
Payables:
TBA investments purchased	682,362,643
Investments purchased	201,665,996
Fund shares repurchased	32,697,456
Advisory fees	11,813,526
Dividends	8,502,342
Transfer agent fees and expenses	3,487,989
12b-1 Distribution and shareholder servicing fees	2,485,322
Trustees' deferred compensation fees	744,809
Trustees' fees and expenses	139,260
Professional fees	120,386
Affiliated fund administration fees payable	53,698
Custodian fees	19,605
Accrued expenses and other payables	616,369
Total Liabilities	956,911,195
Commitments and contingent liabilities (Note 4)
Net Assets	$26,508,881,562
See footnotes at the end of the Statement.
See Notes to Financial Statements.
22 | September 30, 2024

Janus Henderson Balanced Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$15,962,949,712
Total distributable earnings (loss)	10,545,931,850
Total Net Assets	$26,508,881,562
Net Assets - Class A Shares	$2,297,157,623
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,884,804
Net Asset Value Per Share(1)	$47.97
Maximum Offering Price Per Share(2)	$50.90
Net Assets - Class C Shares	$2,171,728,006
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,875,675
Net Asset Value Per Share(1)	$47.34
Net Assets - Class D Shares	$2,461,742,707
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,135,659
Net Asset Value Per Share	$48.14
Net Assets - Class I Shares	$11,799,022,845
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	245,003,873
Net Asset Value Per Share	$48.16
Net Assets - Class N Shares	$2,315,385,619
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,133,847
Net Asset Value Per Share	$48.10
Net Assets - Class R Shares	$418,696,301
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,792,827
Net Asset Value Per Share	$47.62
Net Assets - Class S Shares	$396,524,176
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,266,304
Net Asset Value Per Share	$47.97
Net Assets - Class T Shares	$4,648,624,285
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	96,710,118
Net Asset Value Per Share	$48.07

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Balanced Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Interest	$450,246,761
Dividends	186,653,461
Dividends from affiliates	35,400,530
Other income	2,518,088
Total Investment Income	674,818,840
Expenses:
Advisory fees	135,429,619
12b-1 Distribution and shareholder servicing fees:
Class A Shares	5,206,624
Class C Shares	21,046,135
Class R Shares	1,994,958
Class S Shares	954,126
Transfer agent administrative fees and expenses:
Class D Shares	2,550,215
Class R Shares	998,593
Class S Shares	954,043
Class T Shares	11,107,992
Transfer agent networking and omnibus fees:
Class A Shares	1,319,799
Class C Shares	1,343,822
Class I Shares	10,104,637
Other transfer agent fees and expenses:
Class A Shares	96,594
Class C Shares	79,322
Class D Shares	190,751
Class I Shares	411,569
Class N Shares	74,632
Class R Shares	3,502
Class S Shares	3,376
Class T Shares	33,521
Shareholder reports expense	956,473
Affiliated fund administration fees	795,464
Trustees' fees and expenses	555,771
Registration fees	350,263
Professional fees	202,469
Custodian fees	180,899
Other expenses	1,334,656
Total Expenses	198,279,825
Less: Excess Expense Reimbursement and Waivers	(480,640)
Net Expenses	197,799,185
Net Investment Income/(Loss)	477,019,655
Net Realized Gain/(Loss) on Investments:
Investments	1,086,307,016
Investments in affiliates	8,883
Futures contracts	45,853,171
Swap contracts	(355,819)
Total Net Realized Gain/(Loss) on Investments	1,131,813,251
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	4,014,069,701
Investments in affiliates	(67,456)
Futures contracts	34,246,772
Total Change in Unrealized Net Appreciation/Depreciation	4,048,249,017
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,657,081,923
See Notes to Financial Statements.
24 | September 30, 2024

Janus Henderson Balanced Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$477,019,655	$435,802,217
Net realized gain/(loss) on investments	1,131,813,251	48,370,853
Change in unrealized net appreciation/depreciation	4,048,249,017	1,933,222,660
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,657,081,923	2,417,395,730
Dividends and Distributions to Shareholders:
Class A Shares	(39,332,783)	(51,333,362)
Class C Shares	(24,157,822)	(45,273,808)
Class D Shares	(46,754,140)	(60,647,406)
Class I Shares	(226,174,529)	(291,314,245)
Class N Shares	(47,027,108)	(59,499,897)
Class R Shares	(5,797,091)	(9,042,420)
Class S Shares	(6,403,509)	(9,720,823)
Class T Shares	(86,143,109)	(123,492,853)
Net Decrease from Dividends and Distributions to Shareholders	(481,790,091)	(650,324,814)
Capital Share Transactions:
Class A Shares	(4,969,420)	(22,591,106)
Class C Shares	(312,490,258)	(320,372,986)
Class D Shares	(64,121,130)	(53,162,971)
Class I Shares	(145,618,242)	(528,656,731)
Class N Shares	(127,855,018)	75,881,796
Class R Shares	(43,813,516)	(19,384,888)
Class S Shares	(38,710,386)	(48,245,009)
Class T Shares	(493,061,060)	(427,510,912)
Net Increase/(Decrease) from Capital Share Transactions	(1,230,639,030)	(1,344,042,807)
Net Increase/(Decrease) in Net Assets	3,944,652,802	423,028,109
Net Assets:
Beginning of period	22,564,228,760	22,141,200,651
End of period	$26,508,881,562	$22,564,228,760
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Balanced Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.80	$35.92	$44.26	$38.77	$35.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.81	0.70	0.34	0.34	0.49
Net realized and unrealized gain/(loss)	9.19	3.25	(6.67)	6.02	3.75
Total from Investment Operations	10.00	3.95	(6.33)	6.36	4.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.83)	(0.75)	(0.33)	(0.41)	(0.53)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.83)	(1.07)	(2.01)	(0.87)	(0.92)
Net Asset Value, End of Period	$47.97	$38.80	$35.92	$44.26	$38.77
Total Return*	25.93%	11.04%	(15.13)%	16.58%	12.14%
Net Assets, End of Period (in thousands)	$2,297,158	$1,865,079	$1,748,525	$1,963,351	$1,519,093
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.88%	0.89%	0.89%	0.89%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.89%	0.89%	0.89%	0.90%
Ratio of Net Investment Income/(Loss)	1.85%	1.80%	0.80%	0.80%	1.34%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | September 30, 2024

Janus Henderson Balanced Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.29	$35.46	$43.74	$38.34	$35.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.42	0.03	0.04	0.23
Net realized and unrealized gain/(loss)	9.07	3.21	(6.57)	5.95	3.71
Total from Investment Operations	9.55	3.63	(6.54)	5.99	3.94
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.48)	(0.06)	(0.13)	(0.30)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.50)	(0.80)	(1.74)	(0.59)	(0.69)
Net Asset Value, End of Period	$47.34	$38.29	$35.46	$43.74	$38.34
Total Return*	25.03%	10.25%	(15.75)%	15.76%	11.37%
Net Assets, End of Period (in thousands)	$2,171,728	$2,035,792	$2,180,941	$2,817,466	$2,415,890
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.62%	1.59%	1.60%	1.60%	1.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.59%	1.60%	1.60%	1.61%
Ratio of Net Investment Income/(Loss)	1.11%	1.10%	0.08%	0.10%	0.64%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Balanced Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.93	$36.04	$44.40	$38.89	$35.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.90	0.78	0.41	0.42	0.56
Net realized and unrealized gain/(loss)	9.22	3.26	(6.68)	6.04	3.77
Total from Investment Operations	10.12	4.04	(6.27)	6.46	4.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.91)	(0.83)	(0.41)	(0.49)	(0.59)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.91)	(1.15)	(2.09)	(0.95)	(0.98)
Net Asset Value, End of Period	$48.14	$38.93	$36.04	$44.40	$38.89
Total Return*	26.17%	11.24%	(14.97)%	16.80%	12.39%
Net Assets, End of Period (in thousands)	$2,461,743	$2,049,685	$1,946,256	$2,362,421	$2,022,689
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.69%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Investment Income/(Loss)	2.04%	1.99%	0.98%	0.99%	1.54%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | September 30, 2024

Janus Henderson Balanced Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.94	$36.05	$44.41	$38.90	$35.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.91	0.79	0.43	0.44	0.58
Net realized and unrealized gain/(loss)	9.23	3.26	(6.68)	6.04	3.77
Total from Investment Operations	10.14	4.05	(6.25)	6.48	4.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.92)	(0.84)	(0.43)	(0.51)	(0.61)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.92)	(1.16)	(2.11)	(0.97)	(1.00)
Net Asset Value, End of Period	$48.16	$38.94	$36.05	$44.41	$38.90
Total Return*	26.23%	11.28%	(14.93)%	16.86%	12.45%
Net Assets, End of Period (in thousands)	$11,799,023	$9,681,874	$9,457,091	$11,674,873	$7,688,726
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of Net Investment Income/(Loss)	2.07%	2.03%	1.02%	1.04%	1.59%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Balanced Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.90	$36.01	$44.37	$38.86	$35.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.95	0.83	0.47	0.48	0.61
Net realized and unrealized gain/(loss)	9.22	3.26	(6.69)	6.03	3.76
Total from Investment Operations	10.17	4.09	(6.22)	6.51	4.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.97)	(0.88)	(0.46)	(0.54)	(0.63)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.97)	(1.20)	(2.14)	(1.00)	(1.02)
Net Asset Value, End of Period	$48.10	$38.90	$36.01	$44.37	$38.86
Total Return*	26.32%	11.39%	(14.87)%	16.96%	12.53%
Net Assets, End of Period (in thousands)	$2,315,386	$1,993,794	$1,777,708	$1,611,032	$1,285,159
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income/(Loss)	2.16%	2.12%	1.13%	1.12%	1.67%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Janus Henderson Balanced Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.52	$35.67	$43.96	$38.52	$35.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.62	0.53	0.15	0.16	0.34
Net realized and unrealized gain/(loss)	9.12	3.23	(6.61)	5.97	3.73
Total from Investment Operations	9.74	3.76	(6.46)	6.13	4.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.64)	(0.59)	(0.15)	(0.23)	(0.39)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.64)	(0.91)	(1.83)	(0.69)	(0.78)
Net Asset Value, End of Period	$47.62	$38.52	$35.67	$43.96	$38.52
Total Return*	25.40%	10.56%	(15.50)%	16.08%	11.71%
Net Assets, End of Period (in thousands)	$418,696	$378,412	$368,360	$473,663	$404,420
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.31%	1.32%	1.32%	1.32%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.31%	1.31%	1.32%	1.31%	1.32%
Ratio of Net Investment Income/(Loss)	1.42%	1.38%	0.35%	0.38%	0.93%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Janus Henderson Balanced Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.79	$35.91	$44.24	$38.76	$35.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.73	0.63	0.25	0.27	0.43
Net realized and unrealized gain/(loss)	9.19	3.25	(6.65)	6.00	3.76
Total from Investment Operations	9.92	3.88	(6.40)	6.27	4.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(0.68)	(0.25)	(0.33)	(0.47)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.74)	(1.00)	(1.93)	(0.79)	(0.86)
Net Asset Value, End of Period	$47.97	$38.79	$35.91	$44.24	$38.76
Total Return*	25.73%	10.84%	(15.29)%	16.35%	11.99%
Net Assets, End of Period (in thousands)	$396,524	$355,150	$373,119	$566,156	$551,605
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.06%	1.07%	1.07%	1.07%
Ratio of Net Investment Income/(Loss)	1.67%	1.62%	0.59%	0.63%	1.18%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Janus Henderson Balanced Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.87	$35.98	$44.34	$38.83	$35.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.85	0.74	0.36	0.38	0.52
Net realized and unrealized gain/(loss)	9.21	3.26	(6.68)	6.02	3.76
Total from Investment Operations	10.06	4.00	(6.32)	6.40	4.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.86)	(0.79)	(0.36)	(0.43)	(0.55)
Distributions (from capital gains)	—	(0.32)	(1.68)	(0.46)	(0.39)
Total Dividends and Distributions	(0.86)	(1.11)	(2.04)	(0.89)	(0.94)
Net Asset Value, End of Period	$48.07	$38.87	$35.98	$44.34	$38.83
Total Return*	26.05%	11.14%	(15.09)%	16.67%	12.26%
Net Assets, End of Period (in thousands)	$4,648,624	$4,204,443	$4,289,200	$5,616,342	$6,473,729
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.81%	0.81%	0.82%
Ratio of Net Investment Income/(Loss)	1.93%	1.88%	0.87%	0.89%	1.43%
Portfolio Turnover Rate(2)	76%	92%	79%	60%	90%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Balanced Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Balanced Fund
Notes to Financial Statements
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Balanced Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice,
36 | September 30, 2024

Janus Henderson Balanced Fund
Notes to Financial Statements
commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
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Janus Henderson Balanced Fund
Notes to Financial Statements
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
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Janus Henderson Balanced Fund
Notes to Financial Statements
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than
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if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at September 30, 2024.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic
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recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of September 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios.
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The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund
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remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
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The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $366,577.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class A Shares paid CDSCs of $2,562 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $109,216.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus
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Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $1,204,369 in sales, resulting in a net realized gain of $372,786. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to
Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$32,806,819	$1,035,504,270	$-	$-	$(701,203)	$9,478,321,964
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The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$17,561,367,558	$9,644,380,835	$(166,058,871)	$9,478,321,964
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(1,073,564)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$481,790,091	$-	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$459,958,770	$190,366,044	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $84,294,851, including $82,955,116 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
46 | September 30, 2024

Janus Henderson Balanced Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	8,016,559	$351,421,580	7,984,263	$311,626,980
Reinvested dividends and distributions	736,142	33,087,311	1,115,947	43,169,817
Shares repurchased	(8,942,839)	(389,478,311)	(9,702,113)	(377,387,903)
Net Increase/(Decrease)	(190,138)	$(4,969,420)	(601,903)	$(22,591,106)
Class C Shares:
Shares sold	4,936,014	$213,546,380	4,100,831	$157,996,733
Reinvested dividends and distributions	509,355	22,585,245	1,091,359	41,557,455
Shares repurchased	(12,731,882)	(548,621,883)	(13,528,146)	(519,927,174)
Net Increase/(Decrease)	(7,286,513)	$(312,490,258)	(8,335,956)	$(320,372,986)
Class D Shares:
Shares sold	2,573,747	$113,532,273	1,940,443	$76,037,964
Reinvested dividends and distributions	995,776	44,893,248	1,505,923	58,464,926
Shares repurchased	(5,088,843)	(222,546,651)	(4,797,981)	(187,665,861)
Net Increase/(Decrease)	(1,519,320)	$(64,121,130)	(1,351,615)	$(53,162,971)
Class I Shares:
Shares sold	39,539,318	$1,735,435,736	41,957,709	$1,639,492,005
Reinvested dividends and distributions	4,602,147	207,649,301	6,860,198	266,436,009
Shares repurchased	(47,773,725)	(2,088,703,279)	(62,503,724)	(2,434,584,745)
Net Increase/(Decrease)	(3,632,260)	$(145,618,242)	(13,685,817)	$(528,656,731)
Class N Shares:
Shares sold	8,246,489	$360,860,260	9,624,806	$377,003,532
Reinvested dividends and distributions	945,758	42,565,163	1,399,441	54,315,947
Shares repurchased	(12,318,809)	(531,280,441)	(9,130,790)	(355,437,683)
Net Increase/(Decrease)	(3,126,562)	$(127,855,018)	1,893,457	$75,881,796
Class R Shares:
Shares sold	654,563	$28,488,006	884,073	$34,398,198
Reinvested dividends and distributions	129,679	5,782,110	234,688	9,004,543
Shares repurchased	(1,816,391)	(78,083,632)	(1,621,552)	(62,787,629)
Net Increase/(Decrease)	(1,032,149)	$(43,813,516)	(502,791)	$(19,384,888)
Class S Shares:
Shares sold	1,103,724	$48,967,509	1,281,058	$49,923,833
Reinvested dividends and distributions	139,832	6,274,223	247,780	9,572,309
Shares repurchased	(2,132,695)	(93,952,118)	(2,763,145)	(107,741,151)
Net Increase/(Decrease)	(889,139)	$(38,710,386)	(1,234,307)	$(48,245,009)
Class T Shares:
Shares sold	6,016,618	$263,389,376	6,986,634	$273,030,780
Reinvested dividends and distributions	1,890,960	85,013,739	3,149,345	122,020,159
Shares repurchased	(19,368,526)	(841,464,175)	(21,168,287)	(822,561,851)
Net Increase/(Decrease)	(11,460,948)	$(493,061,060)	(11,032,308)	$(427,510,912)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$8,881,103,462	$9,780,828,060	$9,362,059,066	$9,712,342,413
Janus Investment Fund | 47

Janus Henderson Balanced Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
48 | September 30, 2024

Janus Henderson Balanced Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Balanced Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
Novomber 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 49

Janus Henderson Balanced Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	69%
Capital Gain Distributions	$82,955,116
Dividends Received Deduction Percentage	36%
Qualified Dividend Income Percentage	37%
50 | September 30, 2024

Janus Henderson Balanced Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 51

Janus Henderson Balanced Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
52 | September 30, 2024

Janus Henderson Balanced Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 53

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
54 | September 30, 2024

Janus Henderson Balanced Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 55

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
56 | September 30, 2024

Janus Henderson Balanced Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 57

Janus Henderson Balanced Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
58 | September 30, 2024

Janus Henderson Balanced Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 59

Janus Henderson Balanced Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
60 | September 30, 2024

Janus Henderson Balanced Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93037 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Contrarian Fund
Janus Investment Fund

Janus Henderson Contrarian Fund

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Corporate Bonds – 0.9%
Personal Products – 0.9%
Beauty Health Co/The, 1.2500%, 10/1/26ž (cost $44,547,810)	$55,000,000	$45,446,701
Common Stocks – 99.1%
Aerospace & Defense – 2.0%
Howmet Aerospace Inc	1,002,052	100,455,713
Banks – 7.9%
Cullen/Frost Bankers Inc	534,235	59,759,527
PNC Financial Services Group Inc/The	949,645	175,541,878
Western Alliance Bancorp	1,814,904	156,971,047
		392,272,452
Beverages – 2.1%
Monster Beverage Corp*	2,029,419	105,874,789
Biotechnology – 7.3%
AbbVie Inc	486,721	96,117,663
Amicus Therapeutics Inc*	1,402,355	14,977,152
Argenx SE (ADR)*	207,392	112,423,055
Madrigal Pharmaceuticals Inc*	319,654	67,836,972
Vaxcyte Inc*	627,534	71,708,310
		363,063,152
Capital Markets – 4.2%
Hong Kong Exchanges & Clearing Ltd	1,393,800	58,487,388
Intercontinental Exchange Inc	929,340	149,289,178
		207,776,566
Consumer Finance – 2.4%
Capital One Financial Corp	783,277	117,280,065
Containers & Packaging – 2.4%
Crown Holdings Inc	1,256,909	120,512,435
Diversified Telecommunication Services – 0.4%
AST SpaceMobile Inc*,#	744,853	19,477,906
Electric Utilities – 2.5%
American Electric Power Co Inc	1,228,801	126,074,983
Electrical Equipment – 5.5%
Vertiv Holdings Co	2,752,259	273,822,248
Health Care Equipment & Supplies – 6.8%
Globus Medical Inc*	1,422,641	101,775,737
Lantheus Holdings Inc*	674,724	74,050,959
Teleflex Inc	658,694	162,908,200
		338,734,896
Health Care Providers & Services – 4.8%
Surgery Partners Inc*	5,040,196	162,495,919
UnitedHealth Group Inc	134,665	78,735,932
		241,231,851
Hotels, Restaurants & Leisure – 8.3%
Caesars Entertainment Inc*	6,868,953	286,710,098
Sportradar Group AG - Class A*	3,565,184	43,174,379
Wynn Resorts Ltd	888,291	85,169,341
		415,053,818
Industrial Conglomerates – 2.0%
3M Co	709,779	97,026,789
Life Sciences Tools & Services – 1.9%
Sotera Health Co*	5,686,552	94,965,418
Machinery – 2.5%
Chart Industries Inc*	987,212	122,552,498
Metals & Mining – 3.7%
Constellium SE*	3,858,604	62,740,901
Freeport-McMoRan Inc	2,416,055	120,609,466
		183,350,367
Multiline Retail – 3.5%
Amazon.com Inc*	941,998	175,522,487
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multi-Utilities – 2.7%
Sempra Energy	1,594,313	$133,332,396
Oil, Gas & Consumable Fuels – 2.0%
Occidental Petroleum Corp	1,977,119	101,900,713
Personal Products – 0.3%
Beauty Health Co/The*,#,£	11,117,965	16,009,870
Pharmaceuticals – 1.5%
Galderma Group AG*	792,740	73,634,323
Semiconductor & Semiconductor Equipment – 8.5%
Advanced Micro Devices Inc*	968,910	158,978,753
Marvell Technology Inc	2,308,318	166,475,894
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	578,735	100,508,907
		425,963,554
Software – 7.6%
Oracle Corp	1,499,869	255,577,678
Workday Inc - Class A*	509,608	124,553,291
		380,130,969
Specialty Retail – 1.5%
Signet Jewelers Ltd	744,420	76,779,479
Technology Hardware, Storage & Peripherals – 2.5%
Dell Technologies Inc	1,065,993	126,362,810
Trading Companies & Distributors – 2.3%
Core & Main Inc - Class A*	1,556,870	69,125,028
Ferguson Enterprises Inc	239,915	47,639,922
		116,764,950
Total Common Stocks (cost $3,678,471,546)		4,945,927,497
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $57,111,922)	57,095,704	57,107,123
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	11,654,371	11,654,371
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$2,913,593	2,913,593
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,567,964)		14,567,964
Total Investments (total cost $3,794,699,242) – 101.4%		5,063,049,285
Liabilities, net of Cash, Receivables and Other Assets – (1.4)%		(69,728,033)
Net Assets – 100%		$4,993,321,252

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,612,080,332	91.1%
Switzerland	116,808,702	2.3
Belgium	112,423,055	2.2
Taiwan	100,508,907	2.0
Netherlands	62,740,901	1.2
Hong Kong	58,487,388	1.2
Total	$5,063,049,285	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Common Stocks - 0.3%
Metals & Mining - N/A
Constellium SE*,š
	$143,851,854	$-	$(84,576,506)	$37,122,664	$(33,657,110)	$N/A	N/A	$-
Personal Products - 0.3%
Beauty Health Co/The*,#
	68,617,718	5,857,685	(2,412,186)	(11,701,751)	(44,351,596)	16,009,870	11,117,965	-
Total Common Stocks - 0.3%
	$212,469,572	$5,857,685	$(86,988,692)	$25,420,913	$(78,008,706)	$16,009,870	11,117,965	$-
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	128,368,565	1,112,112,233	(1,183,359,766)	5,791	(19,700)	57,107,123	57,095,704	2,013,799
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	5,000	263,609,156	(251,959,785)	-	-	11,654,371	11,654,371	102,399 ∆
Total Affiliated Investments - 1.6%
	$340,843,137	$1,381,579,074	$(1,522,308,243)	$25,426,704	$(78,028,406)	$84,771,364	79,868,040	$2,116,198

Schedule of Exchange-Traded Options Written
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
Written Call Options:
Ast Spacemobile Inc	3,500	30.00	USD	10/4/24	$(9,152,500)	$126,000	$27,695	$(98,305)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
Equity Contracts
Liability Derivatives:
Exchange-traded options written, at value	$98,305
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$7,090,151

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$(46,009)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Options:
Average value of option contracts written	$499,008

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$14,650,026	$—	$(14,650,026)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Contrarian Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $45,446,701, which represents 0.9% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of September 30, 2024. Refer to the Schedule of Investments for
security value at September 30, 2024. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation
columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended September 30, 2024 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Corporate Bonds	$-	$45,446,701	$-
Common Stocks	4,945,927,497	-	-
Investment Companies	-	57,107,123	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,567,964	-
Total Assets	$4,945,927,497	$117,121,788	$-
Liabilities
Other Financial Instruments(a):
Exchange-Traded Options Written, at Value	$-	$98,305	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $3,593,907,385)(1)	$4,978,277,921
Affiliated investments, at value (cost $200,791,857)	84,771,364
Trustees' deferred compensation	140,854
Receivables:
Dividends	1,873,914
Fund shares sold	1,009,222
Interest	343,750
Investments sold	126,000
Dividends from affiliates	77,468
Due from adviser	54,653
Other assets	15,617
Total Assets	5,066,690,763
Liabilities:
Due to custodian	1,515
Collateral for securities loaned (Note 3)	14,567,964
Exchange-traded options written, at value (premiums received $126,000)	98,305
Payables:
Investments purchased	53,014,162
Fund shares repurchased	2,509,028
Advisory fees	1,964,807
Transfer agent fees and expenses	690,366
Trustees' deferred compensation fees	140,854
Professional fees	66,941
12b-1 Distribution and shareholder servicing fees	32,039
Trustees' fees and expenses	25,836
Affiliated fund administration fees payable	9,930
Custodian fees	4,126
Accrued expenses and other payables	243,638
Total Liabilities	73,369,511
Commitments and contingent liabilities (Note 4)
Net Assets	$4,993,321,252
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,277,411,536
Total distributable earnings (loss)	1,715,909,716
Total Net Assets	$4,993,321,252
Net Assets - Class A Shares	$73,194,278
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,384,254
Net Asset Value Per Share(2)	$30.70
Maximum Offering Price Per Share(3)	$32.57
Net Assets - Class C Shares	$19,944,547
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	736,305
Net Asset Value Per Share(2)	$27.09
Net Assets - Class D Shares	$2,968,836,440
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	96,061,669
Net Asset Value Per Share	$30.91
Net Assets - Class I Shares	$712,611,314
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,056,343
Net Asset Value Per Share	$30.91
Net Assets - Class N Shares	$107,976,417
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,499,346
Net Asset Value Per Share	$30.86
Net Assets - Class R Shares	$2,451,465
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	84,288
Net Asset Value Per Share	$29.08
Net Assets - Class S Shares	$1,636,558
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,510
Net Asset Value Per Share	$30.58
Net Assets - Class T Shares	$1,106,670,233
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	35,865,547
Net Asset Value Per Share	$30.86

(1)	Includes $14,650,026 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Contrarian Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$47,408,901
Interest	4,714,717
Dividends from affiliates	2,013,799
Affiliated securities lending income, net	102,399
Unaffiliated securities lending income, net	27,713
Other income	16,062
Foreign tax withheld	(62,108)
Total Investment Income	54,221,483
Expenses:
Advisory fees	22,153,384
12b-1 Distribution and shareholder servicing fees:
Class A Shares	166,226
Class C Shares	193,131
Class R Shares	9,967
Class S Shares	3,753
Transfer agent administrative fees and expenses:
Class D Shares	2,970,122
Class R Shares	4,983
Class S Shares	3,762
Class T Shares	2,483,189
Transfer agent networking and omnibus fees:
Class A Shares	80,767
Class C Shares	17,974
Class I Shares	789,815
Other transfer agent fees and expenses:
Class A Shares	3,345
Class C Shares	905
Class D Shares	326,677
Class I Shares	30,415
Class N Shares	4,640
Class R Shares	170
Class S Shares	64
Class T Shares	10,362
Shareholder reports expense	352,930
Registration fees	148,633
Affiliated fund administration fees	145,807
Trustees' fees and expenses	102,682
Professional fees	88,116
Custodian fees	35,737
Other expenses	285,769
Total Expenses	30,413,325
Less: Excess Expense Reimbursement and Waivers	(147,232)
Net Expenses	30,266,093
Net Investment Income/(Loss)	23,955,390
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Contrarian Fund
Statement of Operations
For the year ended September 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$441,548,761
Investments in affiliates	25,426,704
Written options contracts	7,090,151
Total Net Realized Gain/(Loss) on Investments	474,065,616
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	910,930,430
Investments in affiliates	(78,028,406)
Written options contracts	(46,009)
Total Change in Unrealized Net Appreciation/Depreciation	832,856,015
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,330,877,021
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Contrarian Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$23,955,390	$28,262,476
Net realized gain/(loss) on investments	474,065,616	315,309,714
Change in unrealized net appreciation/depreciation	832,856,015	387,135,264
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,330,877,021	730,707,454
Dividends and Distributions to Shareholders:
Class A Shares	(4,414,558)	(147,675)
Class C Shares	(1,412,725)	—
Class D Shares	(176,139,953)	(12,243,408)
Class I Shares	(50,419,610)	(4,035,161)
Class N Shares	(7,305,342)	(561,120)
Class R Shares	(114,958)	—
Class S Shares	(117,472)	(2,546)
Class T Shares	(66,863,860)	(3,822,339)
Net Decrease from Dividends and Distributions to Shareholders	(306,788,478)	(20,812,249)
Capital Share Transactions:
Class A Shares	(2,998,453)	(3,186,206)
Class C Shares	(3,519,149)	(6,142,209)
Class D Shares	(31,181,080)	(115,315,196)
Class I Shares	(173,984,737)	(152,356,435)
Class N Shares	1,546,567	(17,398,009)
Class R Shares	206,581	(113,805)
Class S Shares	(497,909)	135,946
Class T Shares	(51,147,345)	(91,145,150)
Net Increase/(Decrease) from Capital Share Transactions	(261,575,525)	(385,521,064)
Net Increase/(Decrease) in Net Assets	762,513,018	324,374,141
Net Assets:
Beginning of period	4,230,808,234	3,906,434,093
End of period	$4,993,321,252	$4,230,808,234
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Contrarian Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.74	$20.87	$31.37	$22.46	$21.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.11	0.03	0.04	0.12
Net realized and unrealized gain/(loss)	7.67	3.82	(7.74)	9.28	3.17
Total from Investment Operations	7.75	3.93	(7.71)	9.32	3.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.06)	(0.05)	(0.10)	(0.14)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.79)	(0.06)	(2.79)	(0.41)	(2.46)
Net Asset Value, End of Period	$30.70	$24.74	$20.87	$31.37	$22.46
Total Return*	33.40%	18.86%	(26.77)%	41.82%	16.01%
Net Assets, End of Period (in thousands)	$73,194	$61,193	$54,652	$63,005	$28,123
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.89%	0.99%	1.08%	1.12%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.99%	1.08%	1.12%	0.97%
Ratio of Net Investment Income/(Loss)	0.30%	0.44%	0.11%	0.14%	0.60%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Contrarian Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.11	$18.72	$28.59	$20.55	$19.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.05)	(0.15)	(0.14)	(0.03)
Net realized and unrealized gain/(loss)	6.79	3.44	(6.98)	8.49	2.92
Total from Investment Operations	6.69	3.39	(7.13)	8.35	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.71)	—	(2.74)	(0.31)	(2.32)
Net Asset Value, End of Period	$27.09	$22.11	$18.72	$28.59	$20.55
Total Return*	32.41%	18.11%	(27.34)%	40.91%	15.20%
Net Assets, End of Period (in thousands)	$19,945	$19,460	$21,790	$21,150	$7,178
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.61%	1.68%	1.82%	1.81%	1.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.61%	1.68%	1.82%	1.81%	1.63%
Ratio of Net Investment Income/(Loss)	(0.42)%	(0.24)%	(0.63)%	(0.52)%	(0.15)%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Contrarian Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.90	$21.01	$31.54	$22.56	$21.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.17	0.09	0.10	0.17
Net realized and unrealized gain/(loss)	7.71	3.84	(7.79)	9.33	3.19
Total from Investment Operations	7.86	4.01	(7.70)	9.43	3.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.12)	(0.09)	(0.14)	(0.18)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.85)	(0.12)	(2.83)	(0.45)	(2.50)
Net Asset Value, End of Period	$30.91	$24.90	$21.01	$31.54	$22.56
Total Return*	33.71%	19.15%	(26.60)%	42.18%	16.29%
Net Assets, End of Period (in thousands)	$2,968,836	$2,400,757	$2,122,792	$3,021,999	$2,152,848
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.64%	0.76%	0.86%	0.90%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.76%	0.86%	0.90%	0.72%
Ratio of Net Investment Income/(Loss)	0.55%	0.67%	0.33%	0.34%	0.83%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Contrarian Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.90	$21.01	$31.55	$22.58	$21.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.17	0.10	0.14	0.18
Net realized and unrealized gain/(loss)	7.71	3.85	(7.79)	9.30	3.20
Total from Investment Operations	7.86	4.02	(7.69)	9.44	3.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.11)	(0.16)	(0.21)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.85)	(0.13)	(2.85)	(0.47)	(2.53)
Net Asset Value, End of Period	$30.91	$24.90	$21.01	$31.55	$22.58
Total Return*	33.73%	19.18%	(26.57)%	42.18%	16.37%
Net Assets, End of Period (in thousands)	$712,611	$730,721	$754,492	$679,220	$79,528
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.62%	0.73%	0.83%	0.85%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.73%	0.83%	0.85%	0.66%
Ratio of Net Investment Income/(Loss)	0.57%	0.70%	0.36%	0.48%	0.84%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Contrarian Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.86	$20.98	$31.50	$22.54	$21.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.20	0.12	0.13	0.20
Net realized and unrealized gain/(loss)	7.70	3.84	(7.77)	9.31	3.20
Total from Investment Operations	7.88	4.04	(7.65)	9.44	3.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.16)	(0.13)	(0.17)	(0.22)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.88)	(0.16)	(2.87)	(0.48)	(2.54)
Net Asset Value, End of Period	$30.86	$24.86	$20.98	$31.50	$22.54
Total Return*	33.91%	19.30%	(26.50)%	42.28%	16.50%
Net Assets, End of Period (in thousands)	$107,976	$81,340	$83,560	$78,699	$48,111
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.51%	0.62%	0.73%	0.77%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.62%	0.73%	0.77%	0.58%
Ratio of Net Investment Income/(Loss)	0.67%	0.82%	0.46%	0.46%	0.97%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Contrarian Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.55	$19.91	$30.14	$21.62	$20.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.01)	(0.09)	(0.10)	0.01
Net realized and unrealized gain/(loss)	7.28	3.65	(7.40)	8.93	3.05
Total from Investment Operations	7.24	3.64	(7.49)	8.83	3.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.71)	—	(2.74)	(0.31)	(2.32)
Net Asset Value, End of Period	$29.08	$23.55	$19.91	$30.14	$21.62
Total Return*	32.78%	18.28%	(27.11)%	41.11%	15.37%
Net Assets, End of Period (in thousands)	$2,451	$1,794	$1,628	$1,450	$410
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.41%	1.54%	1.62%	1.76%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.46%	1.55%	1.61%	1.50%
Ratio of Net Investment Income/(Loss)	(0.17)%	(0.03)%	(0.36)%	(0.33)%	0.07%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Contrarian Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.64	$20.80	$31.34	$22.41	$21.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.05	(0.02)	(0.03)	0.05
Net realized and unrealized gain/(loss)	7.65	3.82	(7.74)	9.27	3.18
Total from Investment Operations	7.67	3.87	(7.76)	9.24	3.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.04)	—	(0.05)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.73)	(0.03)	(2.78)	(0.31)	(2.37)
Net Asset Value, End of Period	$30.58	$24.64	$20.80	$31.34	$22.41
Total Return*	33.10%	18.64%	(26.94)%	41.49%	15.71%
Net Assets, End of Period (in thousands)	$1,637	$1,796	$1,402	$739	$451
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.21%	1.29%	1.41%	1.74%	1.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.21%	1.30%	1.35%	1.21%
Ratio of Net Investment Income/(Loss)	0.09%	0.21%	(0.08)%	(0.09)%	0.27%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Contrarian Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.86	$20.97	$31.48	$22.54	$21.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.14	0.06	0.07	0.15
Net realized and unrealized gain/(loss)	7.70	3.85	(7.77)	9.30	3.19
Total from Investment Operations	7.82	3.99	(7.71)	9.37	3.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.10)	(0.06)	(0.12)	(0.16)
Distributions (from capital gains)	(1.71)	—	(2.74)	(0.31)	(2.32)
Total Dividends and Distributions	(1.82)	(0.10)	(2.80)	(0.43)	(2.48)
Net Asset Value, End of Period	$30.86	$24.86	$20.97	$31.48	$22.54
Total Return*	33.57%	19.04%	(26.66)%	41.94%	16.22%
Net Assets, End of Period (in thousands)	$1,106,670	$933,747	$866,118	$1,259,649	$773,177
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.76%	0.87%	0.98%	1.01%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.85%	0.96%	1.00%	0.81%
Ratio of Net Investment Income/(Loss)	0.45%	0.58%	0.23%	0.24%	0.73%
Portfolio Turnover Rate	42%	45%	48%	37%	68%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Contrarian Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Janus Henderson Contrarian Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Contrarian Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
Janus Investment Fund | 21

Janus Henderson Contrarian Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
22 | September 30, 2024

Janus Henderson Contrarian Fund
Notes to Financial Statements
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Janus Investment Fund | 23

Janus Henderson Contrarian Fund
Notes to Financial Statements
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global
24 | September 30, 2024

Janus Henderson Contrarian Fund
Notes to Financial Statements
economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned
Janus Investment Fund | 25

Janus Henderson Contrarian Fund
Notes to Financial Statements
securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $14,650,026. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $14,567,964, resulting in the net amount due from the counterparty of $82,062.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the S&P 500® Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For
26 | September 30, 2024

Janus Henderson Contrarian Fund
Notes to Financial Statements
purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.49%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Janus Investment Fund | 27

Janus Henderson Contrarian Fund
Notes to Financial Statements
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $12,011.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $897.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation
28 | September 30, 2024

Janus Henderson Contrarian Fund
Notes to Financial Statements
expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $1,815,665 in purchases and $2,414,997 in sales, resulting in a net realized loss of $500,741. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s
Statement of Operations.
5.
Reprocessing of Shareholder Trades
During the year ended September 30, 2024, the Adviser reimbursed the fund $54,653 for losses resulting from a NAV error. Due to the Funds shareholder activity being reprocessed, the reimbursement is reflected in the capital share transactions in the Statement of Changes in Net Assets.
6.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$46,323,010	$411,934,968	$-	$-	$(151,134)	$1,257,802,872
Janus Investment Fund | 29

Janus Henderson Contrarian Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,805,246,413	$1,423,868,814	$(166,065,942)	$1,257,802,872
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$27,695	$-	$27,695
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$22,305,296	$284,483,182	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$20,812,249	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $32,656,975, including $29,037,017 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
30 | September 30, 2024

Janus Henderson Contrarian Fund
Notes to Financial Statements
7.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	390,638	$10,306,771	554,974	$13,696,151
Reinvested dividends and distributions	151,076	3,604,673	5,300	120,670
Shares repurchased	(630,724)	(16,909,897)	(705,723)	(17,003,027)
Net Increase/(Decrease)	(89,010)	$(2,998,453)	(145,449)	$(3,186,206)
Class C Shares:
Shares sold	73,846	$1,707,282	123,754	$2,717,559
Reinvested dividends and distributions	60,721	1,285,470	-	-
Shares repurchased	(278,580)	(6,511,901)	(407,137)	(8,859,768)
Net Increase/(Decrease)	(144,013)	$(3,519,149)	(283,383)	$(6,142,209)
Class D Shares:
Shares sold	1,735,825	$46,127,750	2,108,543	$52,624,907
Reinvested dividends and distributions	7,083,881	169,800,627	516,912	11,821,791
Shares repurchased	(9,191,678)	(247,109,457)	(7,250,314)	(179,761,894)
Net Increase/(Decrease)	(371,972)	$(31,181,080)	(4,624,859)	$(115,315,196)
Class I Shares:
Shares sold	6,633,110	$174,324,788	12,046,906	$297,800,842
Reinvested dividends and distributions	2,044,919	49,016,708	171,713	3,925,364
Shares repurchased	(14,971,995)	(397,326,233)	(18,785,036)	(454,082,641)
Net Increase/(Decrease)	(6,293,966)	$(173,984,737)	(6,566,417)	$(152,356,435)
Class N Shares:
Shares sold	2,182,193	$56,454,192	1,026,556	$24,807,376
Reinvested dividends and distributions	299,543	7,162,066	24,281	553,853
Shares repurchased	(2,254,393)	(62,069,691)	(1,762,087)	(42,759,238)
Net Increase/(Decrease)	227,343	$1,546,567	(711,250)	$(17,398,009)
Class R Shares:
Shares sold	27,231	$688,730	17,389	$404,875
Reinvested dividends and distributions	4,976	112,915	-	-
Shares repurchased	(24,091)	(595,064)	(23,015)	(518,680)
Net Increase/(Decrease)	8,116	$206,581	(5,626)	$(113,805)
Class S Shares:
Shares sold	13,137	$356,516	23,161	$558,042
Reinvested dividends and distributions	4,934	117,472	112	2,546
Shares repurchased	(37,448)	(971,897)	(17,764)	(424,642)
Net Increase/(Decrease)	(19,377)	$(497,909)	5,509	$135,946
Class T Shares:
Shares sold	2,497,312	$67,029,618	2,521,868	$63,036,935
Reinvested dividends and distributions	2,749,409	65,875,840	164,102	3,749,719
Shares repurchased	(6,946,291)	(184,052,803)	(6,426,888)	(157,931,804)
Net Increase/(Decrease)	(1,699,570)	$(51,147,345)	(3,740,918)	$(91,145,150)
8.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,896,622,203	$2,353,953,392	$-	$-
Janus Investment Fund | 31

Janus Henderson Contrarian Fund
Notes to Financial Statements
9.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
32 | September 30, 2024

Janus Henderson Contrarian Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Contrarian Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Contrarian Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 33

Janus Henderson Contrarian Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	9%
Capital Gain Distributions	$313,520,199
Dividends Received Deduction Percentage	88%
Qualified Dividend Income Percentage	89%
34 | September 30, 2024

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 35

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 41

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
44 | September 30, 2024

Janus Henderson Contrarian Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93038 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Emerging Markets Fund
Janus Investment Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Emerging Markets Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 98.5%
Automobiles – 4.6%
BYD Co Ltd	24,500	$894,450
Eicher Motors Ltd	9,477	568,448
		1,462,898
Banks – 12.2%
Bank Mandiri Persero Tbk PT	529,000	242,043
BDO Unibank Inc	182,640	515,076
Erste Group Bank AG	10,593	580,660
Hana Financial Group Inc	10,122	455,200
HDFC Bank Ltd	26,958	557,216
KB Financial Group Inc	11,353	702,454
Saudi British Bank	51,961	479,953
Vietnam Technological & Commercial Joint Stock Bank	313,800	309,263
		3,841,865
Beverages – 1.2%
Becle SAB de CV	242,436	382,135
Biotechnology – 2.1%
Legend Biotech Corp (ADR)*	4,486	218,603
Zai Lab Ltd*	181,600	444,328
		662,931
Communications Equipment – 1.9%
Accton Technology Corp	36,000	605,444
Consumer Finance – 0.9%
Shriram Transport Finance Co Ltd	6,675	284,931
Containers & Packaging – 1.7%
EPL Ltd	176,592	546,786
Electrical Equipment – 3.0%
Contemporary Amperex Technology Co Ltd - Class A	26,513	953,166
Electronic Equipment, Instruments & Components – 5.6%
Chroma ATE Inc	38,000	448,677
Delta Electronics Inc	23,000	276,658
E Ink Holdings Inc	38,000	351,974
Park Systems Corp	2,476	365,482
Sinbon Electronics Co Ltd	33,000	313,486
		1,756,277
Entertainment – 0.8%
Sea Ltd (ADR)*	2,818	265,681
Food & Staples Retailing – 3.7%
BBB Foods Inc - Class A*	10,132	303,960
Dino Polska SAž,*	5,275	480,804
Wal-Mart de Mexico SAB de CV	125,803	378,121
		1,162,885
Hotels, Restaurants & Leisure – 6.5%
Devyani International Ltd*	87,550	204,529
H World Group Ltd	188,200	737,199
MakeMyTrip Ltd*	2,864	266,209
Sapphire Foods India Ltd*	47,745	203,495
Trip.com Group Ltd*	10,400	656,890
		2,068,322
Household Durables – 1.0%
Haier Smart Home Co Ltd	78,800	316,271
Information Technology Services – 2.3%
Globant SA*	2,498	494,954
Locaweb Servicos de Internet SAž,*	297,715	228,477
		723,431
Insurance – 5.7%
AIA Group Ltd	111,800	1,001,707
HDFC Life Insurance Co Ltdž	94,070	806,030
		1,807,737
Interactive Media & Services – 8.7%
NAVER Corp	4,398	569,806
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Emerging Markets Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Interactive Media & Services – (continued)
Tencent Holdings Ltd	20,300	$1,161,030
Tencent Holdings Ltd (ADR)	13,729	760,586
VTEX - Class A*	35,887	266,999
		2,758,421
Metals & Mining – 1.9%
Freeport-McMoRan Inc	4,570	228,134
Ivanhoe Mines Ltd*	24,646	366,692
		594,826
Multiline Retail – 4.9%
Allegro.eu SAž,*	68,620	620,819
MercadoLibre Inc*	298	611,484
Vipshop Holdings Ltd (ADR)	19,179	301,686
		1,533,989
Pharmaceuticals – 0.9%
Structure Therapeutics Inc (ADR)*	6,726	295,204
Road & Rail – 2.5%
Full Truck Alliance Co (ADR)	88,222	794,880
Semiconductor & Semiconductor Equipment – 11.9%
ASM Pacific Technology Ltd	36,400	444,839
Taiwan Semiconductor Manufacturing Co Ltd	103,000	3,116,081
Techwing Inc	6,959	198,259
		3,759,179
Software – 0.6%
C.E. Info Systems Ltd	7,226	187,130
Specialty Retail – 1.3%
Ace Hardware Indonesia Tbk PT	6,570,400	399,390
Technology Hardware, Storage & Peripherals – 6.7%
Samsung Electronics Co Ltd	44,753	2,105,017
Textiles, Apparel & Luxury Goods – 1.2%
Kalyan Jewellers India Ltd	30,800	268,410
Raymond Lifestyle Ltd*	3,347	94,539
		362,949
Transportation Infrastructure – 1.2%
International Container Terminal Services Inc	54,310	391,633
Wireless Telecommunication Services – 3.5%
Bharti Airtel Ltd	54,496	1,111,788
Total Common Stocks (cost $25,322,372)		31,135,166
Preferred Stocks – 1.9%
Automobiles – 1.9%
Hyundai Motor Co (cost $545,920)	4,699	610,601
Private Placements – 0.2%
Health Care Providers & Services – 0.2%
API Holdings Private Ltd*,¢,§ (cost $550,876)	758,340	44,887
Total Investments (total cost $26,419,168) – 100.6%		31,790,654
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(190,634)
Net Assets – 100%		$31,600,020
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Emerging Markets Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
China	$7,020,486	22.1%
Taiwan	5,378,001	16.9
India	5,144,398	16.2
South Korea	5,006,819	15.7
Hong Kong	1,446,546	4.5
United States	1,236,895	3.9
Poland	1,101,623	3.5
Mexico	1,064,216	3.3
Philippines	906,709	2.9
Indonesia	641,433	2.0
Argentina	611,484	1.9
Austria	580,660	1.8
Brazil	495,476	1.6
Saudi Arabia	479,953	1.5
Canada	366,692	1.2
Vietnam	309,263	1.0
Total	$31,790,654	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$2,454,590	$44,260,122	$(46,714,478)	$8	$(242)	$-	-	$96,491
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Emerging Markets Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $2,136,130, which represents 6.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $44,887, which represents 0.2% of net assets.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$550,876	$44,887	0.2%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$31,135,166	$-	$-
Preferred Stocks	610,601	-	-
Private Placements	-	-	44,887
Total Assets	$31,745,767	$-	$44,887
4  | September 30, 2024

Janus Henderson Emerging Markets Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Investments, at value (cost $26,419,168)	$31,790,654
Cash denominated in foreign currency (cost $215,916)	215,916
Trustees' deferred compensation	889
Receivables:
Investments sold	365,912
Fund shares sold	47,489
Dividends	30,683
Foreign tax reclaims	18,719
Dividends from affiliates	2,124
Other assets	19,818
Total Assets	32,492,204
Liabilities:
Due to custodian	284,708
Payables:
Investments purchased	319,843
Foreign tax liability	161,736
Professional fees	73,681
Custodian fees	7,604
Fund shares repurchased	6,297
Transfer agent fees and expenses	4,665
Advisory fees	2,075
12b-1 Distribution and shareholder servicing fees	1,050
Trustees' deferred compensation fees	889
Trustees' fees and expenses	240
Affiliated fund administration fees payable	62
Accrued expenses and other payables	29,334
Total Liabilities	892,184
Commitments and contingent liabilities (Note 3)
Net Assets	$31,600,020
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Emerging Markets Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$41,476,756
Total distributable earnings (loss) (includes $161,736 of foreign capital gains tax)	(9,876,736)
Total Net Assets	$31,600,020
Net Assets - Class A Shares	$2,709,760
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	276,394
Net Asset Value Per Share(1)	$9.80
Maximum Offering Price Per Share(2)	$10.40
Net Assets - Class C Shares	$647,175
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	68,716
Net Asset Value Per Share(1)	$9.42
Net Assets - Class D Shares	$17,246,608
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,744,830
Net Asset Value Per Share	$9.88
Net Assets - Class I Shares	$6,425,973
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	651,948
Net Asset Value Per Share	$9.86
Net Assets - Class N Shares	$2,701,771
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	273,533
Net Asset Value Per Share	$9.88
Net Assets - Class S Shares	$88,539
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,920
Net Asset Value Per Share	$9.93
Net Assets - Class T Shares	$1,780,194
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	180,468
Net Asset Value Per Share	$9.86

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Emerging Markets Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$810,269
Dividends from affiliates	96,491
Other income	398
Foreign tax withheld	(104,699)
Total Investment Income	802,459
Expenses:
Advisory fees	477,053
12b-1 Distribution and shareholder servicing fees:
Class A Shares	6,707
Class C Shares	5,242
Class S Shares	203
Transfer agent administrative fees and expenses:
Class D Shares	15,836
Class S Shares	203
Class T Shares	3,995
Transfer agent networking and omnibus fees:
Class A Shares	2,570
Class C Shares	524
Class I Shares	5,000
Other transfer agent fees and expenses:
Class A Shares	210
Class C Shares	51
Class D Shares	5,942
Class I Shares	436
Class N Shares	1,202
Class S Shares	11
Class T Shares	75
Registration fees	119,267
Professional fees	94,078
Non-affiliated fund administration fees	51,867
Custodian fees	47,416
Shareholder reports expense	14,650
Affiliated fund administration fees	1,399
Trustees' fees and expenses	740
Other expenses	39,088
Total Expenses	893,765
Less: Excess Expense Reimbursement and Waivers	(349,858)
Net Expenses	543,907
Net Investment Income/(Loss)	258,552
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $207,865)	2,942,960
Investments in affiliates	8
Total Net Realized Gain/(Loss) on Investments	2,942,968
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $43,826)	4,249,405
Investments in affiliates	(242)
Total Change in Unrealized Net Appreciation/Depreciation	4,249,163
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,450,683
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Emerging Markets Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$258,552	$427,176
Net realized gain/(loss) on investments	2,942,968	(7,897,982)
Change in unrealized net appreciation/depreciation	4,249,163	13,357,809
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,450,683	5,887,003
Dividends and Distributions to Shareholders:
Class A Shares	(7,681)	—
Class D Shares	(65,936)	—
Class I Shares	(45,824)	—
Class N Shares	(229,417)	—
Class S Shares	(64)	—
Class T Shares	(6,643)	—
Net Decrease from Dividends and Distributions to Shareholders	(355,565)	—
Capital Share Transactions:
Class A Shares	(561,585)	(755,866)
Class C Shares	(75,424)	(372,877)
Class D Shares	3,199,700	(382,803)
Class I Shares	(1,704,480)	(3,614,205)
Class N Shares	(29,261,411)	(11,595,670)
Class S Shares	1,731	(9,629)
Class T Shares	(73,245)	(192,989)
Net Increase/(Decrease) from Capital Share Transactions	(28,474,714)	(16,924,039)
Net Increase/(Decrease) in Net Assets	(21,379,596)	(11,037,036)
Net Assets:
Beginning of period	52,979,616	64,016,652
End of period	$31,600,020	$52,979,616
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Emerging Markets Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.40	$7.71	$11.68	$10.02	$8.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.03	0.04	(0.03)	0.02
Net realized and unrealized gain/(loss)	1.39	0.66	(3.70)	1.79	1.40
Total from Investment Operations	1.42	0.69	(3.66)	1.76	1.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	—	(0.31)	(0.10)	(0.12)
Total Dividends and Distributions	(0.02)	—	(0.31)	(0.10)	(0.12)
Net Asset Value, End of Period	$9.80	$8.40	$7.71	$11.68	$10.02
Total Return*	17.00%	8.95%	(32.11)%	17.58%	16.32%
Net Assets, End of Period (in thousands)	$2,710	$2,863	$3,311	$4,986	$4,000
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.23%	1.96%	1.75%	1.66%	1.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.38%	1.38%	1.37%	1.37%
Ratio of Net Investment Income/(Loss)	0.31%	0.40%	0.35%	(0.25)%	0.27%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Emerging Markets Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.10	$7.49	$11.29	$9.69	$8.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.03)	(0.04)	(0.12)	(0.04)
Net realized and unrealized gain/(loss)	1.36	0.64	(3.60)	1.74	1.35
Total from Investment Operations	1.32	0.61	(3.64)	1.62	1.31
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.16)	(0.02)	(0.04)
Total Dividends and Distributions	—	—	(0.16)	(0.02)	(0.04)
Net Asset Value, End of Period	$9.42	$8.10	$7.49	$11.29	$9.69
Total Return*	16.30%	8.14%	(32.66)%	16.67%	15.56%
Net Assets, End of Period (in thousands)	$647	$641	$938	$1,802	$2,573
Ratios to Average Net Assets:
Ratio of Gross Expenses	3.40%	2.97%	2.63%	2.48%	2.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.12%	2.12%	2.11%	2.11%	2.09%
Ratio of Net Investment Income/(Loss)	(0.47)%	(0.34)%	(0.40)%	(1.06)%	(0.44)%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Emerging Markets Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.47	$7.76	$11.77	$10.09	$8.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.05	0.05	(0.01)	0.05
Net realized and unrealized gain/(loss)	1.41	0.66	(3.72)	1.81	1.41
Total from Investment Operations	1.46	0.71	(3.67)	1.80	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	—	(0.34)	(0.12)	(0.15)
Total Dividends and Distributions	(0.05)	—	(0.34)	(0.12)	(0.15)
Net Asset Value, End of Period	$9.88	$8.47	$7.76	$11.77	$10.09
Total Return*	17.27%	9.15%	(32.03)%	17.85%	16.66%
Net Assets, End of Period (in thousands)	$17,247	$11,794	$11,223	$17,993	$10,854
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.02%	1.76%	1.55%	1.45%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.20%	1.19%	1.17%	1.19%
Ratio of Net Investment Income/(Loss)	0.57%	0.61%	0.53%	(0.07)%	0.50%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Emerging Markets Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.45	$7.74	$11.74	$10.07	$8.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.06	0.06	— (2)	0.05
Net realized and unrealized gain/(loss)	1.42	0.65	(3.71)	1.80	1.41
Total from Investment Operations	1.47	0.71	(3.65)	1.80	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	—	(0.35)	(0.13)	(0.17)
Total Dividends and Distributions	(0.06)	—	(0.35)	(0.13)	(0.17)
Net Asset Value, End of Period	$9.86	$8.45	$7.74	$11.74	$10.07
Total Return*	17.46%	9.17%	(31.97)%	17.94%	16.68%
Net Assets, End of Period (in thousands)	$6,426	$7,134	$9,817	$19,208	$19,939
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.89%	1.65%	1.45%	1.37%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.13%	1.12%	1.11%	1.11%
Ratio of Net Investment Income/(Loss)	0.57%	0.66%	0.58%	(0.02)%	0.50%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Emerging Markets Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.48	$7.76	$11.77	$10.09	$8.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.06	0.07	0.01	0.06
Net realized and unrealized gain/(loss)	1.42	0.66	(3.72)	1.80	1.40
Total from Investment Operations	1.47	0.72	(3.65)	1.81	1.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.36)	(0.13)	(0.16)
Total Dividends and Distributions	(0.07)	—	(0.36)	(0.13)	(0.16)
Net Asset Value, End of Period	$9.88	$8.48	$7.76	$11.77	$10.09
Total Return*	17.45%	9.28%	(31.91)%	18.00%	16.74%
Net Assets, End of Period (in thousands)	$2,702	$28,858	$36,963	$60,241	$35,207
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.64%	1.53%	1.35%	1.28%	1.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.04%	1.04%	1.03%	1.03%
Ratio of Net Investment Income/(Loss)	0.57%	0.75%	0.69%	0.10%	0.68%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Emerging Markets Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.50	$7.82	$11.85	$10.17	$8.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.02	0.02	(0.05)	0.02
Net realized and unrealized gain/(loss)	1.42	0.66	(3.75)	1.83	1.41
Total from Investment Operations	1.44	0.68	(3.73)	1.78	1.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	(0.30)	(0.10)	(0.07)
Total Dividends and Distributions	(0.01)	—	(0.30)	(0.10)	(0.07)
Net Asset Value, End of Period	$9.93	$8.50	$7.82	$11.85	$10.17
Total Return*	16.92%	8.70%	(32.21)%	17.47%	16.26%
Net Assets, End of Period (in thousands)	$89	$74	$76	$93	$95
Ratios to Average Net Assets:
Ratio of Gross Expenses	5.98%	5.71%	5.24%	4.44%	5.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.54%	1.55%	1.49%	1.46%
Ratio of Net Investment Income/(Loss)	0.18%	0.26%	0.22%	(0.38)%	0.27%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Emerging Markets Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.46	$7.75	$11.75	$10.08	$8.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.05	0.04	(0.02)	0.04
Net realized and unrealized gain/(loss)	1.40	0.66	(3.72)	1.80	1.40
Total from Investment Operations	1.44	0.71	(3.68)	1.78	1.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	—	(0.32)	(0.11)	(0.14)
Total Dividends and Distributions	(0.04)	—	(0.32)	(0.11)	(0.14)
Net Asset Value, End of Period	$9.86	$8.46	$7.75	$11.75	$10.08
Total Return*	17.05%	9.16%	(32.10)%	17.69%	16.43%
Net Assets, End of Period (in thousands)	$1,780	$1,617	$1,689	$2,940	$2,444
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.22%	1.97%	1.72%	1.62%	1.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of Net Investment Income/(Loss)	0.44%	0.53%	0.44%	(0.18)%	0.40%
Portfolio Turnover Rate	64%	63%	63%	76%	110%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 17

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00
Next $1 Billion	0.90
Over $2 Billion	0.85
The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions,
20 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
and extraordinary expenses, exceed the annual rate of 1.03% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C
Janus Investment Fund | 21

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $277.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values
22 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes (reduced by foreign tax liability).
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$118,679	$-	$(14,565,608)	$-	$18,872	$4,551,321
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(7,484,631)	$(7,080,977)	$(14,565,608)
During the year ended September 30, 2024, capital loss carryovers of $2,992,809 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$27,077,597	$5,870,082	$(1,157,025)	$4,713,057
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$355,565	$-	$-	$-
Janus Investment Fund | 23

Janus Henderson Emerging Markets Fund
Notes to Financial Statements

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	46,713	$410,343	23,157	$195,650
Reinvested dividends and distributions	902	7,681	-	-
Shares repurchased	(112,047)	(979,609)	(111,828)	(951,516)
Net Increase/(Decrease)	(64,432)	$(561,585)	(88,671)	$(755,866)
Class C Shares:
Shares sold	43,691	$380,700	11,350	$91,174
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(54,006)	(456,124)	(57,449)	(464,051)
Net Increase/(Decrease)	(10,315)	$(75,424)	(46,099)	$(372,877)
Class D Shares:
Shares sold	742,549	$6,706,583	461,881	$4,089,319
Reinvested dividends and distributions	7,576	64,925	-	-
Shares repurchased	(397,592)	(3,571,808)	(515,693)	(4,472,122)
Net Increase/(Decrease)	352,533	$3,199,700	(53,812)	$(382,803)
Class I Shares:
Shares sold	67,262	$591,007	162,809	$1,393,347
Reinvested dividends and distributions	5,360	45,824	-	-
Shares repurchased	(264,565)	(2,341,311)	(587,470)	(5,007,552)
Net Increase/(Decrease)	(191,943)	$(1,704,480)	(424,661)	$(3,614,205)
Class N Shares:
Shares sold	114,863	$1,021,867	343,798	$2,952,848
Reinvested dividends and distributions	26,770	229,417	-	-
Shares repurchased	(3,269,525)	(30,512,695)	(1,704,802)	(14,548,518)
Net Increase/(Decrease)	(3,127,892)	$(29,261,411)	(1,361,004)	$(11,595,670)
Class S Shares:
Shares sold	874	$7,922	835	$7,230
Reinvested dividends and distributions	7	64	-	-
Shares repurchased	(668)	(6,255)	(1,869)	(16,859)
Net Increase/(Decrease)	213	$1,731	(1,034)	$(9,629)
Class T Shares:
Shares sold	117,485	$1,090,299	107,343	$916,969
Reinvested dividends and distributions	775	6,643	-	-
Shares repurchased	(129,077)	(1,170,187)	(133,802)	(1,109,958)
Net Increase/(Decrease)	(10,817)	$(73,245)	(26,459)	$(192,989)
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$29,056,255	$55,585,703	$-	$-
24 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes to Financial Statements
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 25

Janus Henderson Emerging Markets Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Emerging Markets Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
26 | September 30, 2024

Janus Henderson Emerging Markets Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	13%
Foreign Taxes Paid	$101,638
Foreign Source Income	$810,269
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 27

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
28 | September 30, 2024

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 29

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
30 | September 30, 2024

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 31

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
32 | September 30, 2024

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 33

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | September 30, 2024

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 35

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
36 | September 30, 2024

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 37

Janus Henderson Emerging Markets Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
38 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes
Janus Investment Fund | 39

Janus Henderson Emerging Markets Fund
Notes
40 | September 30, 2024

Janus Henderson Emerging Markets Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93079 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Enterprise Fund
Janus Investment Fund

Janus Henderson Enterprise Fund

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 95.4%
Aerospace & Defense – 1.2%
L3Harris Technologies Inc	1,158,035	$275,461,786
Airlines – 0.7%
Ryanair Holdings PLC (ADR)	3,789,545	171,211,643
Biotechnology – 2.7%
Argenx SE (ADR)*	348,377	188,848,204
Ascendis Pharma A/S (ADR)*	976,876	145,857,356
Sarepta Therapeutics Inc*	944,695	117,982,958
Vaxcyte Inc*	1,380,608	157,762,076
		610,450,594
Capital Markets – 2.4%
Cboe Global Markets Inc	638,291	130,766,677
Charles Schwab Corp	2,437,966	158,004,577
LPL Financial Holdings Inc	1,107,602	257,661,453
		546,432,707
Chemicals – 1.3%
Corteva Inc	4,880,839	286,944,525
Commercial Services & Supplies – 4.7%
Cimpress PLC*,£	2,218,011	181,699,461
Clean Harbors Inc*	920,446	222,481,003
RB Global Inc	2,544,231	204,785,153
Rentokil Initial PLC	12,364,952	60,228,957
Rentokil Initial PLC (ADR)#	6,389,737	159,296,143
Veralto Corp	2,191,536	245,145,217
		1,073,635,934
Construction & Engineering – 0.8%
APi Group Corp*	5,517,126	182,175,501
Diversified Financial Services – 3.7%
Fidelity National Information Services Inc	1,753,893	146,888,539
Global Payments Inc	1,621,770	166,101,683
WEX Inc*,£	2,499,077	524,131,419
		837,121,641
Electric Utilities – 1.9%
Alliant Energy Corp	7,227,173	438,617,129
Electrical Equipment – 1.1%
Sensata Technologies Holding PLC	6,977,054	250,197,156
Electronic Equipment, Instruments & Components – 6.0%
CDW Corp/DE	1,114,157	252,133,729
Flex Ltd*	16,048,827	536,512,287
TE Connectivity PLC*	863,581	130,392,095
Teledyne Technologies Inc*	1,044,302	457,049,213
		1,376,087,324
Entertainment – 2.1%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	52,331,563
Liberty Media Corp-Liberty Formula One - Series C*	5,403,914	418,425,061
		470,756,624
Food & Staples Retailing – 0.4%
Dollar Tree Inc*	1,402,969	98,656,780
Health Care Equipment & Supplies – 9.2%
Boston Scientific Corp*	8,052,213	674,775,449
Cooper Cos Inc/The*	1,678,964	185,256,888
Dentsply Sirona Inc	4,793,558	129,713,679
ICU Medical Inc*,£	1,230,753	224,267,812
STERIS PLC	739,181	179,280,960
Teleflex Inc£	2,827,754	699,360,119
		2,092,654,907
Hotels, Restaurants & Leisure – 3.0%
Aramark	9,159,786	354,758,512
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
DoorDash Inc - Class A*	1,468,080	$209,539,058
Entain PLC	11,682,308	119,179,499
		683,477,069
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Lineage Inc#	798,958	62,622,328
Information Technology Services – 5.5%
Amdocs Ltd	4,999,330	437,341,388
GoDaddy Inc*	5,279,202	827,673,290
		1,265,014,678
Insurance – 5.7%
Intact Financial Corp	3,417,236	656,256,888
Ryan Specialty Group Holdings Inc - Class A	2,376,755	157,792,764
WR Berkley Corp	8,595,505	487,622,999
		1,301,672,651
Interactive Media & Services – 0.3%
Ziff Davis Inc*	1,336,266	65,022,704
Life Sciences Tools & Services – 5.7%
Avantor Inc*	12,453,192	322,164,077
Illumina Inc*	1,264,966	164,964,216
PerkinElmer Inc	4,484,187	572,854,889
Waters Corp*	666,463	239,853,369
		1,299,836,551
Machinery – 4.2%
Fortive Corp	4,888,427	385,843,543
Ingersoll Rand Inc	3,001,233	294,601,032
Wabtec Corp	1,470,630	267,316,415
		947,760,990
Multi-Utilities – 2.5%
Ameren Corp	3,512,382	307,192,930
DTE Energy Co	2,067,817	265,528,381
		572,721,311
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	3,363,085	306,477,936
Professional Services – 7.0%
Broadridge Financial Solutions Inc	1,784,760	383,776,943
Ceridian HCM Holding Inc*	3,792,263	232,276,109
SS&C Technologies Holdings Inc	9,430,309	699,823,231
TransUnion	2,085,935	218,397,394
UL Solutions Inc - Class A	1,018,815	50,227,579
		1,584,501,256
Road & Rail – 3.1%
JB Hunt Transport Services Inc	2,579,663	444,553,325
TFI International Inc#	1,889,400	258,639,966
		703,193,291
Semiconductor & Semiconductor Equipment – 5.7%
KLA Corp	301,996	233,868,722
Lam Research Corp	114,425	93,379,954
Microchip Technology Inc	1,463,594	117,511,962
NXP Semiconductors NV	1,800,147	432,053,282
ON Semiconductor Corp*	5,980,393	434,236,336
		1,311,050,256
Software – 6.5%
AppLovin Corp - Class A*	1,696,277	221,448,962
Constellation Software Inc/Canada	318,214	1,035,377,949
Dynatrace Inc*	2,282,672	122,054,472
Topicus.com Inc	1,001,381	94,502,879
		1,473,384,262
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	2,245,103	299,945,761
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 2.3%
Burlington Stores Inc*	571,031	$150,455,248
CarMax Inc*	3,484,996	269,668,990
Wayfair Inc - Class A*,#	1,746,549	98,121,123
		518,245,361
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	5,008,212	235,936,867
Trading Companies & Distributors – 1.8%
Ferguson Enterprises Inc	2,034,951	404,080,220
Total Common Stocks (cost $13,233,544,156)		21,745,347,743
Investment Companies – 4.7%
Money Markets – 4.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $1,063,350,898)	1,063,161,295	1,063,373,927
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	47,423,507	47,423,507
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$11,855,877	11,855,877
Total Investments Purchased with Cash Collateral from Securities Lending (cost $59,279,384)		59,279,384
Total Investments (total cost $14,356,174,438) – 100.4%		22,868,001,054
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(83,625,433)
Net Assets – 100%		$22,784,375,621

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$19,407,487,455	84.9%
Canada	2,485,499,702	10.9
United Kingdom	338,704,599	1.5
Belgium	188,848,204	0.8
Ireland	171,211,643	0.7
Denmark	145,857,356	0.6
Switzerland	130,392,095	0.6
Total	$22,868,001,054	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Common Stocks - 7.2%
Commercial Services & Supplies - 0.8%
Cimpress PLC*
	$149,561,593	$6,960,359	$-	$-	$25,177,509	$181,699,461	2,218,011	$-
Diversified Financial Services - 2.3%
WEX Inc*
	463,758,654	6,128,096	-	-	54,244,669	524,131,419	2,499,077	-
Health Care Equipment & Supplies - 4.1%
ICU Medical Inc*
	146,471,915	-	-	-	77,795,897	224,267,812	1,230,753	-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024

Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Teleflex Inc
	$381,213,151	$200,150,842	$-	$-	$117,996,126	$699,360,119	2,827,754	$3,258,711
Total Health Care Equipment & Supplies - 4.1%
	$527,685,066	$200,150,842	$-	$-	$195,792,023	$923,627,931	4,058,507	$3,258,711
Total Common Stocks - 7.2%
	$1,141,005,313	$213,239,297	$-	$-	$275,214,201	$1,629,458,811	8,775,595	$3,258,711
Investment Companies - 4.7%
Money Markets - 4.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	943,056,565	2,190,762,554	(2,070,349,135)	1,798	(97,855)	1,063,373,927	1,063,161,295	46,691,108
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	8,793,960	949,794,786	(911,165,239)	-	-	47,423,507	47,423,507	90,811 ∆
Total Affiliated Investments - 12.1%
	$2,092,855,838	$3,353,796,637	$(2,981,514,374)	$1,798	$275,116,346	$2,740,256,245	1,119,360,397	$50,040,630

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	10/10/24	(18,004,000)	$13,255,505	$(60,947)
Euro	10/10/24	8,448,000	(9,186,462)	219,839
				158,892
Barclays Capital, Inc.:
Canadian Dollar	10/10/24	(137,142,000)	100,961,305	(474,207)
Euro	10/10/24	(9,782,500)	10,928,662	36,482
Euro	10/10/24	(85,001,000)	92,385,058	(2,258,048)
				(2,695,773)
BNP Paribas:
Canadian Dollar	10/10/24	(16,638,000)	12,244,898	(61,208)
Euro	10/10/24	4,800,000	(5,217,552)	126,937
Euro	10/10/24	(18,872,000)	20,657,925	(354,824)
				(289,095)
Citibank, National Association:
Canadian Dollar	10/10/24	(22,923,000)	16,975,787	21,053
Canadian Dollar	10/10/24	(154,752,000)	113,581,137	(879,411)
Euro	10/10/24	(14,918,000)	16,614,627	4,401
Euro	10/10/24	(52,444,000)	57,055,484	(1,337,511)
				(2,191,468)
Goldman Sachs & Co. LLC:
Canadian Dollar	10/10/24	(8,409,000)	6,190,599	(29,022)
Euro	10/10/24	(51,249,000)	55,724,575	(1,337,865)
				(1,366,887)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Canadian Dollar	10/10/24	(122,971,000)	$90,224,546	$(729,547)
Euro	10/10/24	64,822,198	(71,009,200)	1,166,117
Euro	10/10/24	(65,015,000)	70,922,845	(1,467,143)
				(1,030,573)
JPMorgan Chase Bank, National Association:
Canadian Dollar	10/10/24	(203,326,000)	149,684,901	(702,850)
Euro	10/10/24	(107,039,000)	116,372,073	(2,808,916)
				(3,511,766)
Morgan Stanley & Co. International PLC:
Canadian Dollar	10/10/24	2,699,000	(1,986,830)	9,454
Euro	10/10/24	5,440,000	(5,914,629)	142,458
				151,912
State Street Bank and Trust Company:
Canadian Dollar	10/10/24	18,480,000	(13,372,973)	295,548
Canadian Dollar	10/10/24	(184,743,500)	135,978,787	(664,629)
Euro	10/10/24	(14,246,000)	15,891,954	29,957
Euro	10/10/24	(119,159,000)	129,534,770	(3,141,053)
				(3,480,177)
Total				$(14,254,935)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	25,958,221	EUR	$(3,696,592)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	25,554,387	EUR	(3,337,294)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	18,043,575	EUR	(3,718,004)
Total						$(10,751,890)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$2,052,246	$-	$2,052,246
Liability Derivatives:
Forward foreign currency exchange contracts	$16,307,181	$-	$16,307,181
Swaps - OTC, at value		10,751,890	$10,751,890
Total Liability Derivatives	$16,307,181	$10,751,890	$27,059,071
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$33,183,854	$-	$33,183,854
Swap contracts	-	969,319	$969,319
Total	$33,183,854	$969,319	$34,153,173

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(49,084,058)	$-	$(49,084,058)
Swap contracts	-	(10,751,890)	$(10,751,890)
Total	$(49,084,058)	$(10,751,890)	$(59,835,948)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$79,667,877
Average amounts sold - in USD	1,063,929,277
Total return swaps:
Average notional amount	48,763,099

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$219,839	$(60,947)	$—	$158,892
Barclays Capital, Inc.	36,482	(36,482)	—	—
BNP Paribas	126,937	(126,937)	—	—
Citibank, National Association	25,454	(25,454)	—	—
HSBC Securities (USA), Inc.	1,166,117	(1,166,117)	—	—
JPMorgan Chase Bank, National Association	57,944,614	—	(57,944,614)	—
Morgan Stanley & Co. International PLC	151,912	—	—	151,912
State Street Bank and Trust Company	325,505	(325,505)	—	—
Total	$59,996,860	$(1,741,442)	$(57,944,614)	$310,804
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$60,947	$(60,947)	$—	$—
Barclays Capital, Inc.	2,732,255	(36,482)	—	2,695,773
BNP Paribas	416,032	(126,937)	—	289,095
Citibank, National Association	2,216,922	(25,454)	—	2,191,468
Goldman Sachs & Co. LLC	1,366,887	—	—	1,366,887
HSBC Securities (USA), Inc.	2,196,690	(1,166,117)	—	1,030,573
JPMorgan Chase Bank, National Association	3,511,766	—	—	3,511,766
State Street Bank and Trust Company	3,805,682	(325,505)	—	3,480,177
UBS AG, London Branch	10,751,890	—	(10,000,000)	751,890
Total	$27,059,071	$(1,741,442)	$(10,000,000)	$15,317,629

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Enterprise Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$21,745,347,743	$-	$-
Investment Companies	-	1,063,373,927	-
Investments Purchased with Cash Collateral from Securities Lending	-	59,279,384	-
Total Investments in Securities	$21,745,347,743	$1,122,653,311	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,052,246	-
Total Assets	$21,745,347,743	$1,124,705,557	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$16,307,181	$-
OTC Swaps	-	10,751,890	-
Total Liabilities	$-	$27,059,071	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

8  | September 30, 2024

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $11,879,619,740)(1)	$20,127,744,809
Affiliated investments, at value (cost $2,476,554,698)	2,740,256,245
Cash	10
Deposits with brokers for OTC derivatives	10,000,000
Forward foreign currency exchange contracts	2,052,246
Trustees' deferred compensation	642,735
Receivables:
Fund shares sold	11,826,340
Dividends	11,677,466
Dividends from affiliates	4,091,048
Dividends and interest on swap contracts	969,319
Other assets	501,647
Total Assets	22,909,761,865
Liabilities:
Foreign cash due to custodian	472,770
Collateral for securities loaned (Note 3)	59,279,384
Forward foreign currency exchange contracts	16,307,181
OTC swap contracts, at value (premium paid/received $0)	10,751,890
Payables:
Fund shares repurchased	22,705,864
Advisory fees	11,699,336
Transfer agent fees and expenses	2,455,749
Trustees' deferred compensation fees	642,735
12b-1 Distribution and shareholder servicing fees	266,576
Trustees' fees and expenses	113,860
Professional fees	94,452
Affiliated fund administration fees payable	45,700
Custodian fees	41,894
Accrued expenses and other payables	508,853
Total Liabilities	125,386,244
Commitments and contingent liabilities (Note 4)
Net Assets	$22,784,375,621
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$12,948,360,826
Total distributable earnings (loss)	9,836,014,795
Total Net Assets	$22,784,375,621
Net Assets - Class A Shares	$466,764,073
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,264,532
Net Asset Value Per Share(2)	$142.98
Maximum Offering Price Per Share(3)	$151.70
Net Assets - Class C Shares	$88,844,434
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	735,912
Net Asset Value Per Share(2)	$120.73
Net Assets - Class D Shares	$2,570,953,115
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,034,422
Net Asset Value Per Share	$150.93
Net Assets - Class I Shares	$8,817,446,488
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	57,891,262
Net Asset Value Per Share	$152.31
Net Assets - Class N Shares	$6,967,679,956
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,344,231
Net Asset Value Per Share	$153.66
Net Assets - Class R Shares	$96,080,076
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	724,953
Net Asset Value Per Share	$132.53
Net Assets - Class S Shares	$303,097,976
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,143,995
Net Asset Value Per Share	$141.37
Net Assets - Class T Shares	$3,473,509,503
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,323,238
Net Asset Value Per Share	$148.93

(1)	Includes $57,944,614 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Enterprise Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$193,711,564
Dividends from affiliates	49,949,819
Affiliated securities lending income, net	90,811
Unaffiliated securities lending income, net	28,101
Other income	69,909
Foreign tax withheld	(5,269,986)
Total Investment Income	238,580,218
Expenses:
Advisory fees	128,460,983
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,054,715
Class C Shares	830,025
Class R Shares	421,334
Class S Shares	722,065
Transfer agent administrative fees and expenses:
Class D Shares	2,660,148
Class R Shares	213,423
Class S Shares	722,129
Class T Shares	8,090,434
Transfer agent networking and omnibus fees:
Class A Shares	951,344
Class C Shares	73,023
Class I Shares	7,531,945
Other transfer agent fees and expenses:
Class A Shares	20,927
Class C Shares	3,861
Class D Shares	254,572
Class I Shares	310,808
Class N Shares	225,815
Class R Shares	1,495
Class S Shares	5,744
Class T Shares	32,650
Shareholder reports expense	1,015,314
Affiliated fund administration fees	645,507
Trustees' fees and expenses	454,773
Registration fees	435,587
Custodian fees	302,688
Professional fees	169,946
Other expenses	965,643
Total Expenses	156,576,898
Less: Excess Expense Reimbursement and Waivers	(372,941)
Net Expenses	156,203,957
Net Investment Income/(Loss)	82,376,261
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Enterprise Fund
Statement of Operations
For the year ended September 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,601,523,439
Investments in affiliates	1,798
Forward foreign currency exchange contracts	33,183,854
Swap contracts	969,319
Total Net Realized Gain/(Loss) on Investments	1,635,678,410
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	2,771,937,522
Investments in affiliates	275,116,346
Forward foreign currency exchange contracts	(49,084,058)
Swap contracts	(10,751,890)
Total Change in Unrealized Net Appreciation/Depreciation	2,987,217,920
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,705,272,591
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Enterprise Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$82,376,261	$86,314,724
Net realized gain/(loss) on investments	1,635,678,410	1,311,114,665
Change in unrealized net appreciation/depreciation	2,987,217,920	1,394,525,559
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,705,272,591	2,791,954,948
Dividends and Distributions to Shareholders:
Class A Shares	(30,972,227)	(35,587,793)
Class C Shares	(8,795,612)	(12,338,200)
Class D Shares	(164,831,054)	(199,834,888)
Class I Shares	(504,886,750)	(525,051,789)
Class N Shares	(409,539,265)	(463,732,368)
Class R Shares	(6,581,271)	(7,786,807)
Class S Shares	(21,841,246)	(29,914,481)
Class T Shares	(235,171,323)	(316,117,237)
Net Decrease from Dividends and Distributions to Shareholders	(1,382,618,748)	(1,590,363,563)
Capital Share Transactions:
Class A Shares	11,436,142	39,183,494
Class C Shares	(24,817,425)	(15,030,156)
Class D Shares	(5,181,320)	100,951,545
Class I Shares	756,456,697	987,505,366
Class N Shares	671,814,346	236,478,042
Class R Shares	7,459,261	1,906,489
Class S Shares	(20,836,394)	(23,084,553)
Class T Shares	(211,363,938)	(261,537,673)
Net Increase/(Decrease) from Capital Share Transactions	1,184,967,369	1,066,372,554
Net Increase/(Decrease) in Net Assets	4,507,621,212	2,267,963,939
Net Assets:
Beginning of period	18,276,754,409	16,008,790,470
End of period	$22,784,375,621	$18,276,754,409
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Enterprise Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$123.25	$116.22	$168.35	$137.77	$136.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19	(0.30)	(0.27)	(0.09)
Net realized and unrealized gain/(loss)	29.46	19.41	(27.16)	43.67	7.94
Total from Investment Operations	29.56	19.60	(27.46)	43.40	7.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$142.98	$123.25	$116.22	$168.35	$137.77
Total Return*	25.76%	17.82%	(19.08)%	32.57%	5.81%
Net Assets, End of Period (in thousands)	$466,764	$388,721	$327,176	$472,904	$456,433
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.14%	1.15%	1.14%	1.13%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.12%	1.12%	1.11%	1.12%
Ratio of Net Investment Income/(Loss)	0.08%	0.15%	(0.21)%	(0.17)%	(0.07)%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Enterprise Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$106.05	$102.11	$151.54	$125.75	$125.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.49)	(0.41)	(0.87)	(1.06)	(0.77)
Net realized and unrealized gain/(loss)	25.00	16.92	(23.89)	39.67	7.27
Total from Investment Operations	24.51	16.51	(24.76)	38.61	6.50
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$120.73	$106.05	$102.11	$151.54	$125.75
Total Return*	25.12%	17.20%	(19.47)%	31.83%	5.21%
Net Assets, End of Period (in thousands)	$88,844	$101,480	$110,936	$179,240	$173,129
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.62%	1.64%	1.60%	1.67%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.64%	1.60%	1.67%	1.69%
Ratio of Net Investment Income/(Loss)	(0.45)%	(0.38)%	(0.69)%	(0.73)%	(0.64)%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Enterprise Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$129.17	$120.89	$174.13	$142.10	$139.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.54	0.61	0.18	0.25	0.33
Net realized and unrealized gain/(loss)	31.05	20.24	(28.23)	45.06	8.20
Total from Investment Operations	31.59	20.85	(28.05)	45.31	8.53
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.52)	(0.46)	(0.15)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(25.19)	(13.28)	(6.30)
Net Asset Value, End of Period	$150.93	$129.17	$120.89	$174.13	$142.10
Total Return*	26.17%	18.20%	(18.82)%	32.99%	6.15%
Net Assets, End of Period (in thousands)	$2,570,953	$2,189,482	$1,937,787	$2,507,220	$1,983,824
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	0.40%	0.47%	0.12%	0.15%	0.25%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Enterprise Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$130.24	$121.76	$175.21	$142.89	$140.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.59	0.67	0.23	0.32	0.40
Net realized and unrealized gain/(loss)	31.31	20.38	(28.42)	45.33	8.24
Total from Investment Operations	31.90	21.05	(28.19)	45.65	8.64
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.59)	(0.51)	(0.22)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(25.26)	(13.33)	(6.37)
Net Asset Value, End of Period	$152.31	$130.24	$121.76	$175.21	$142.89
Total Return*	26.20%	18.23%	(18.78)%	33.06%	6.20%
Net Assets, End of Period (in thousands)	$8,817,446	$6,792,381	$5,404,045	$8,014,607	$6,919,545
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.76%	0.76%	0.76%	0.74%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.74%	0.75%
Ratio of Net Investment Income/(Loss)	0.43%	0.51%	0.16%	0.19%	0.30%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Enterprise Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$131.19	$122.44	$176.05	$143.53	$141.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.73	0.80	0.38	0.47	0.53
Net realized and unrealized gain/(loss)	31.57	20.52	(28.59)	45.53	8.28
Total from Investment Operations	32.30	21.32	(28.21)	46.00	8.81
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.73)	(0.66)	(0.32)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(25.40)	(13.48)	(6.47)
Net Asset Value, End of Period	$153.66	$131.19	$122.44	$176.05	$143.53
Total Return*	26.32%	18.36%	(18.71)%	33.17%	6.30%
Net Assets, End of Period (in thousands)	$6,967,680	$5,279,269	$4,678,462	$5,636,167	$4,867,667
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	0.53%	0.61%	0.26%	0.28%	0.39%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2024

Janus Henderson Enterprise Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.25	$109.72	$160.72	$132.38	$131.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.26)	(0.16)	(0.67)	(0.69)	(0.46)
Net realized and unrealized gain/(loss)	27.37	18.26	(25.66)	41.85	7.65
Total from Investment Operations	27.11	18.10	(26.33)	41.16	7.19
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$132.53	$115.25	$109.72	$160.72	$132.38
Total Return*	25.40%	17.48%	(19.32)%	32.18%	5.51%
Net Assets, End of Period (in thousands)	$96,080	$75,820	$69,756	$110,802	$119,190
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.40%	1.40%	1.41%	1.40%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.40%	1.41%	1.40%	1.41%
Ratio of Net Investment Income/(Loss)	(0.22)%	(0.14)%	(0.50)%	(0.45)%	(0.36)%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Enterprise Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$122.02	$115.22	$167.17	$136.94	$135.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.13	(0.36)	(0.34)	(0.14)
Net realized and unrealized gain/(loss)	29.15	19.24	(26.92)	43.39	7.89
Total from Investment Operations	29.18	19.37	(27.28)	43.05	7.75
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Net Asset Value, End of Period	$141.37	$122.02	$115.22	$167.17	$136.94
Total Return*	25.70%	17.77%	(19.12)%	32.51%	5.77%
Net Assets, End of Period (in thousands)	$303,098	$279,289	$283,177	$442,011	$465,207
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	0.02%	0.11%	(0.25)%	(0.21)%	(0.11)%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | September 30, 2024

Janus Henderson Enterprise Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$127.72	$119.78	$172.66	$141.02	$138.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.38	0.47	0.01	0.07	0.20
Net realized and unrealized gain/(loss)	30.66	20.04	(27.97)	44.71	8.13
Total from Investment Operations	31.04	20.51	(27.96)	44.78	8.33
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.25)	(0.32)	(0.06)
Distributions (from capital gains)	(9.83)	(12.57)	(24.67)	(12.82)	(6.15)
Total Dividends and Distributions	(9.83)	(12.57)	(24.92)	(13.14)	(6.21)
Net Asset Value, End of Period	$148.93	$127.72	$119.78	$172.66	$141.02
Total Return*	26.03%	18.07%	(18.91)%	32.84%	6.04%
Net Assets, End of Period (in thousands)	$3,473,510	$3,170,313	$3,197,451	$5,208,155	$5,203,521
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	0.28%	0.37%	0.01%	0.05%	0.15%
Portfolio Turnover Rate	15%	14%	9%	12%	14%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Enterprise Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
22 | September 30, 2024

Janus Henderson Enterprise Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 23

Janus Henderson Enterprise Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
24 | September 30, 2024

Janus Henderson Enterprise Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Janus Henderson Enterprise Fund
Notes to Financial Statements
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward
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Janus Henderson Enterprise Fund
Notes to Financial Statements
currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
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Janus Henderson Enterprise Fund
Notes to Financial Statements
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
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Janus Henderson Enterprise Fund
Notes to Financial Statements
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $57,944,614. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $59,279,384, resulting in the net amount due to the counterparty of
$1,334,770.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral
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Janus Henderson Enterprise Fund
Notes to Financial Statements
agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.80% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
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Janus Henderson Enterprise Fund
Notes to Financial Statements
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $39,640.
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Janus Henderson Enterprise Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class A Shares paid CDSCs of $81 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $10,769.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $13,556,433 in purchases and $3,620,566 in sales, resulting in a net realized loss of $506,559. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s
Statement of Operations.
5.
Federal Income Tax
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Janus Henderson Enterprise Fund
Notes to Financial Statements
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$232,737,400	$1,086,647,812	$-	$-	$(11,381,246)	$8,528,010,829
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$14,339,990,225	$9,207,836,794	$(679,825,965)	$8,528,010,829
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(14,254,935)	$-	$(10,751,890)	$(10,751,890)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$1,382,618,748	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$1,590,363,563	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $111,162,827, including $94,204,016 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
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Janus Henderson Enterprise Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	905,701	$115,827,699	890,054	$109,516,348
Reinvested dividends and distributions	177,264	20,738,166	207,036	23,448,932
Shares repurchased	(972,436)	(125,129,723)	(758,183)	(93,781,786)
Net Increase/(Decrease)	110,529	$11,436,142	338,907	$39,183,494
Class C Shares:
Shares sold	192,932	$21,115,076	163,226	$17,635,315
Reinvested dividends and distributions	87,538	8,686,403	125,243	12,253,752
Shares repurchased	(501,499)	(54,618,904)	(417,974)	(44,919,223)
Net Increase/(Decrease)	(221,029)	$(24,817,425)	(129,505)	$(15,030,156)
Class D Shares:
Shares sold	514,477	$69,974,738	537,212	$69,871,221
Reinvested dividends and distributions	1,289,423	158,818,308	1,627,079	192,646,089
Shares repurchased	(1,719,452)	(233,974,366)	(1,243,202)	(161,565,765)
Net Increase/(Decrease)	84,448	$(5,181,320)	921,089	$100,951,545
Class I Shares:
Shares sold	19,581,772	$2,679,109,531	18,594,841	$2,442,117,663
Reinvested dividends and distributions	3,802,392	472,523,288	3,988,150	475,985,691
Shares repurchased	(17,646,097)	(2,395,176,122)	(14,813,538)	(1,930,597,988)
Net Increase/(Decrease)	5,738,067	$756,456,697	7,769,453	$987,505,366
Class N Shares:
Shares sold	12,175,824	$1,684,690,879	8,348,598	$1,103,009,292
Reinvested dividends and distributions	2,886,628	361,607,926	3,462,685	415,937,740
Shares repurchased	(9,960,949)	(1,374,484,459)	(9,777,260)	(1,282,468,990)
Net Increase/(Decrease)	5,101,503	$671,814,346	2,034,023	$236,478,042
Class R Shares:
Shares sold	212,990	$25,552,793	132,166	$15,472,984
Reinvested dividends and distributions	59,646	6,483,482	72,303	7,674,941
Shares repurchased	(205,548)	(24,577,014)	(182,353)	(21,241,436)
Net Increase/(Decrease)	67,088	$7,459,261	22,116	$1,906,489
Class S Shares:
Shares sold	250,035	$31,819,842	234,323	$28,929,878
Reinvested dividends and distributions	188,335	21,794,142	265,955	29,832,192
Shares repurchased	(583,260)	(74,450,378)	(669,012)	(81,846,623)
Net Increase/(Decrease)	(144,890)	$(20,836,394)	(168,734)	$(23,084,553)
Class T Shares:
Shares sold	2,428,731	$327,233,262	3,870,196	$493,483,626
Reinvested dividends and distributions	1,900,354	231,178,024	2,657,848	311,420,091
Shares repurchased	(5,827,558)	(769,775,224)	(8,400,159)	(1,066,441,390)
Net Increase/(Decrease)	(1,498,473)	$(211,363,938)	(1,872,115)	$(261,537,673)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,865,332,108	$3,089,072,811	$-	$-
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Janus Henderson Enterprise Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 35

Janus Henderson Enterprise Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Enterprise Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Enterprise Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
36 | September 30, 2024

Janus Henderson Enterprise Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	5%
Capital Gain Distributions	$1,476,822,764
Dividends Received Deduction Percentage	49%
Qualified Dividend Income Percentage	47%
Janus Investment Fund | 37

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 39

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 41

Janus Henderson Enterprise Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
42 | September 30, 2024

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 43

Janus Henderson Enterprise Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
44 | September 30, 2024

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 45

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
46 | September 30, 2024

Janus Henderson Enterprise Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 47

Janus Henderson Enterprise Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
48 | September 30, 2024

Janus Henderson Enterprise Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93040 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson European Focus Fund
Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson European Focus Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 99.1%
Air Freight & Logistics – 1.9%
DSV Panalpina A/S	45,765	$9,449,647
Banks – 9.4%
Erste Group Bank AG	212,114	11,627,115
FinecoBank Banca Fineco SpA	555,907	9,512,917
Natwest Group PLC	2,634,696	12,111,480
UniCredit SpA	319,211	13,985,710
		47,237,222
Biotechnology – 2.0%
argenx SE*	19,068	10,305,765
Building Products – 2.5%
Cie de Saint-Gobain	138,665	12,612,223
Capital Markets – 2.1%
Deutsche Boerse AG	45,964	10,779,007
Chemicals – 2.1%
Linde PLC	22,406	10,684,525
Diversified Telecommunication Services – 2.9%
Deutsche Telekom AG	493,676	14,500,328
Electrical Equipment – 1.5%
Schneider Electric SE	28,481	7,487,409
Food Products – 3.2%
Danone SA	150,284	10,929,198
Glanbia PLC	284,082	4,998,872
		15,928,070
Health Care Equipment & Supplies – 1.9%
Straumann Holding AG (REG)	59,992	9,801,340
Hotels, Restaurants & Leisure – 2.2%
Compass Group PLC	351,578	11,250,722
Household Durables – 1.5%
Taylor Wimpey PLC	3,516,519	7,722,983
Insurance – 7.1%
Allianz SE (REG)	46,096	15,134,974
ASR Nederland NV	176,171	8,627,471
Assicurazioni Generali SpA	415,641	12,004,724
		35,767,169
Machinery – 10.9%
Atlas Copco AB - Class A	550,877	10,660,368
Daimler Truck Holding AG	179,028	6,701,071
FLSmidth & Company A/S	172,891	9,796,855
Knorr-Bremse AG	108,231	9,618,847
Konecranes Oyj	114,829	8,614,060
VAT Group AGž	18,268	9,300,230
		54,691,431
Media – 2.3%
Publicis Groupe SA	106,825	11,675,643
Oil, Gas & Consumable Fuels – 3.6%
TotalEnergies SE	274,930	17,900,881
Personal Products – 3.2%
L'Oreal SA	24,722	11,062,673
Puig Brands SA - Class B*	227,951	5,228,967
		16,291,640
Pharmaceuticals – 11.4%
AstraZeneca PLC	112,940	17,494,068
Novartis AG	181,372	20,822,843
Novo Nordisk A/S - Class B	163,977	19,269,226
		57,586,137
Professional Services – 3.0%
RELX PLC	321,690	15,088,827
Real Estate Management & Development – 2.4%
Vonovia SE	331,401	12,072,473
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson European Focus Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 7.0%
ASM International NV	20,709	$13,585,189
ASML Holding NV	26,297	21,822,702
		35,407,891
Software – 2.4%
Nemetschek SE	118,152	12,229,831
Textiles, Apparel & Luxury Goods – 8.4%
adidas AG	48,329	12,796,720
LVMH Moet Hennessy Louis Vuitton SE	25,404	19,467,154
Pandora A/S	59,895	9,862,481
		42,126,355
Trading Companies & Distributors – 4.2%
Ashtead Group PLC	156,741	12,122,595
IMCD NV	51,683	8,967,889
		21,090,484
Total Common Stocks (cost $423,558,133)		499,688,003
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $2,866,473)	2,865,900	2,866,473
Total Investments (total cost $426,424,606) – 99.7%		502,554,476
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,350,334
Net Assets – 100%		$503,904,810

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
Germany	$93,833,251	18.7%
France	91,135,181	18.1
United Kingdom	75,790,675	15.1
Netherlands	53,003,251	10.6
Denmark	48,378,209	9.6
Switzerland	39,924,413	7.9
Italy	35,503,351	7.1
United States	13,550,998	2.7
Austria	11,627,115	2.3
Sweden	10,660,368	2.1
Belgium	10,305,765	2.1
Finland	8,614,060	1.7
Spain	5,228,967	1.0
Ireland	4,998,872	1.0
Total	$502,554,476	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$22,355,427	$225,968,107	$(245,454,929)	$(206)	$(1,926)	$2,866,473	2,865,900	$199,858
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson European Focus Fund
Schedule of Investments
September 30, 2024

Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	$6,078,302	$27,139,654	$(33,217,956)	$-	$-	$-	-	$12,366 ∆
Total Affiliated Investments - 0.6%
	$28,433,729	$253,107,761	$(278,672,885)	$(206)	$(1,926)	$2,866,473	2,865,900	$212,224
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Purchased options contracts	$(320,575)
Written options contracts	(21,279)
Total	$(341,854)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Options:
Average value of option contracts purchased	$25,338
Average value of option contracts written	11,661
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson European Focus Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $9,300,230, which represents 1.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$499,688,003	$-	$-
Investment Companies	-	2,866,473	-
Total Assets	$499,688,003	$2,866,473	$-
4  | September 30, 2024

Janus Henderson European Focus Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $423,558,133)	$499,688,003
Affiliated investments, at value (cost $2,866,473)	2,866,473
Cash denominated in foreign currency (cost $3,117)	3,117
Trustees' deferred compensation	14,265
Receivables:
Investments sold	4,820,091
Foreign tax reclaims	3,770,414
Dividends	256,380
Fund shares sold	121,599
Dividends from affiliates	13,245
Other assets	38,797
Total Assets	511,592,384
Liabilities:
Due to custodian	53
Payables:
Investments purchased	3,437,049
Fund shares repurchased	2,056,462
Foreign withholding tax reclaim fee (Note 1)	1,614,756
Advisory fees	356,905
Transfer agent fees and expenses	70,341
Professional fees	56,053
12b-1 Distribution and shareholder servicing fees	30,362
Trustees' deferred compensation fees	14,265
Custodian fees	5,982
Trustees' fees and expenses	2,693
Affiliated fund administration fees payable	1,022
Accrued expenses and other payables	41,631
Total Liabilities	7,687,574
Commitments and contingent liabilities (Note 4)
Net Assets	$503,904,810
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson European Focus Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$811,881,153
Total distributable earnings (loss)	(307,976,343)
Total Net Assets	$503,904,810
Net Assets - Class A Shares	$132,785,196
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,672,810
Net Asset Value Per Share(1)	$49.68
Maximum Offering Price Per Share(2)	$52.71
Net Assets - Class C Shares	$4,131,779
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	88,101
Net Asset Value Per Share(1)	$46.90
Net Assets - Class D Shares	$11,649,989
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	236,056
Net Asset Value Per Share	$49.35
Net Assets - Class I Shares	$333,621,138
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,754,564
Net Asset Value Per Share	$49.39
Net Assets - Class N Shares	$5,143,900
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	104,898
Net Asset Value Per Share	$49.04
Net Assets - Class S Shares	$653,997
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,893
Net Asset Value Per Share	$47.07
Net Assets - Class T Shares	$15,918,811
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	323,104
Net Asset Value Per Share	$49.27

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson European Focus Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$13,475,378
Dividends from affiliates	199,858
Affiliated securities lending income, net	12,366
Unaffiliated securities lending income, net	3,139
Other income	24,041
Foreign tax withheld (net of foreign withholding tax reclaim fee of $282,516 (Note 1))	(1,376,378)
Total Investment Income	12,338,404
Expenses:
Advisory fees	4,767,474
12b-1 Distribution and shareholder servicing fees:
Class A Shares	319,078
Class C Shares	46,884
Class S Shares	1,279
Transfer agent administrative fees and expenses:
Class D Shares	11,698
Class S Shares	1,279
Class T Shares	35,826
Transfer agent networking and omnibus fees:
Class A Shares	96,052
Class C Shares	4,679
Class I Shares	255,892
Other transfer agent fees and expenses:
Class A Shares	6,814
Class C Shares	244
Class D Shares	2,942
Class I Shares	13,300
Class N Shares	621
Class S Shares	8
Class T Shares	238
Registration fees	124,216
Professional fees	98,996
Custodian fees	72,890
Shareholder reports expense	49,870
Affiliated fund administration fees	15,297
Trustees' fees and expenses	10,641
Other expenses	113,142
Total Expenses	6,049,360
Less: Excess Expense Reimbursement and Waivers	(663,540)
Net Expenses	5,385,820
Net Investment Income/(Loss)	6,952,584
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	52,213,388
Investments in affiliates	(206)
Purchased options contracts	(320,575)
Written options contracts	(21,279)
Total Net Realized Gain/(Loss) on Investments	51,871,328
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	54,914,861
Investments in affiliates	(1,926)
Total Change in Unrealized Net Appreciation/Depreciation	54,912,935
Net Increase/(Decrease) in Net Assets Resulting from Operations	$113,736,847
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson European Focus Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$6,952,584	$10,061,190
Net realized gain/(loss) on investments	51,871,328	15,967,615
Change in unrealized net appreciation/depreciation	54,912,935	57,716,982
Net Increase/(Decrease) in Net Assets Resulting from Operations	113,736,847	83,745,787
Dividends and Distributions to Shareholders:
Class A Shares	(2,727,702)	(2,750,434)
Class C Shares	(68,289)	(115,973)
Class D Shares	(245,718)	(208,349)
Class I Shares	(7,153,673)	(6,270,228)
Class N Shares	(474,658)	(560,867)
Class S Shares	(7,643)	(5,786)
Class T Shares	(309,858)	(225,828)
Net Decrease from Dividends and Distributions to Shareholders	(10,987,541)	(10,137,465)
Capital Share Transactions:
Class A Shares	(11,474,901)	(2,535,464)
Class C Shares	(3,002,771)	(6,225,514)
Class D Shares	46,840	988,487
Class I Shares	(4,856,275)	35,680,934
Class N Shares	(15,673,349)	(1,042,434)
Class S Shares	307,856	113,325
Class T Shares	(129,523)	4,032,805
Net Increase/(Decrease) from Capital Share Transactions	(34,782,123)	31,012,139
Net Increase/(Decrease) in Net Assets	67,967,183	104,620,461
Net Assets:
Beginning of period	435,937,627	331,317,166
End of period	$503,904,810	$435,937,627
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson European Focus Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.83	$32.52	$44.48	$34.23	$27.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.59 (2)	0.83 (3)	0.90	0.16	0.11
Net realized and unrealized gain/(loss)	10.23	7.40	(12.80)	10.20	7.22
Total from Investment Operations	10.82	8.23	(11.90)	10.36	7.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.97)	(0.92)	(0.06)	(0.11)	(0.31)
Total Dividends and Distributions	(0.97)	(0.92)	(0.06)	(0.11)	(0.31)
Net Asset Value, End of Period	$49.68	$39.83	$32.52	$44.48	$34.23
Total Return*	27.58%	25.45%	(26.79)%	30.31%	27.04%
Net Assets, End of Period (in thousands)	$132,785	$116,476	$96,858	$141,908	$116,047
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.43% (4)	1.51% (5)	1.42%	1.41%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.30%	1.30%	1.30%	1.31%
Ratio of Net Investment Income/(Loss)	1.29% (2)	2.05% (3)	2.17%	0.37%	0.38%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson European Focus Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.46	$30.43	$41.90	$32.40	$25.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18 (2)	0.48 (3)	0.57	(0.18)	(0.11)
Net realized and unrealized gain/(loss)	9.72	6.96	(12.04)	9.68	6.82
Total from Investment Operations	9.90	7.44	(11.47)	9.50	6.71
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.41)	—	—	—
Total Dividends and Distributions	(0.46)	(0.41)	—	—	—
Net Asset Value, End of Period	$46.90	$37.46	$30.43	$41.90	$32.40
Total Return*	26.65%	24.51%	(27.37)%	29.32%	26.12%
Net Assets, End of Period (in thousands)	$4,132	$5,957	$9,829	$23,302	$29,652
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.21% (4)	2.30% (5)	2.20%	2.17%	2.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.02%	2.06%	2.07%	2.05%	2.06%
Ratio of Net Investment Income/(Loss)	0.42% (2)	1.28% (3)	1.44%	(0.46)%	(0.40)%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson European Focus Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.57	$32.32	$44.21	$34.01	$27.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.65 (2)	0.91 (3)	0.98	0.24	0.18
Net realized and unrealized gain/(loss)	10.18	7.34	(12.73)	10.13	7.16
Total from Investment Operations	10.83	8.25	(11.75)	10.37	7.34
Less Dividends and Distributions:
Dividends (from net investment income)	(1.05)	(1.00)	(0.14)	(0.17)	(0.38)
Total Dividends and Distributions	(1.05)	(1.00)	(0.14)	(0.17)	(0.38)
Net Asset Value, End of Period	$49.35	$39.57	$32.32	$44.21	$34.01
Total Return*	27.82%	25.69%	(26.66)%	30.57%	27.27%
Net Assets, End of Period (in thousands)	$11,650	$9,386	$6,899	$10,102	$3,510
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.31% (4)	1.41% (5)	1.30%	1.28%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.11%	1.11%	1.10%	1.11%
Ratio of Net Investment Income/(Loss)	1.42% (2)	2.26% (3)	2.39%	0.57%	0.60%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson European Focus Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.61	$32.36	$44.25	$34.03	$27.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.69 (2)	0.96 (3)	1.02	0.26	0.19
Net realized and unrealized gain/(loss)	10.16	7.32	(12.75)	10.15	7.17
Total from Investment Operations	10.85	8.28	(11.73)	10.41	7.36
Less Dividends and Distributions:
Dividends (from net investment income)	(1.07)	(1.03)	(0.16)	(0.19)	(0.40)
Total Dividends and Distributions	(1.07)	(1.03)	(0.16)	(0.19)	(0.40)
Net Asset Value, End of Period	$49.39	$39.61	$32.36	$44.25	$34.03
Total Return*	27.88%	25.77%	(26.60)%	30.66%	27.35%
Net Assets, End of Period (in thousands)	$333,621	$273,922	$196,068	$299,272	$208,159
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18% (4)	1.26% (5)	1.16%	1.14%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.05%	1.04%	1.03%	1.04%
Ratio of Net Investment Income/(Loss)	1.52% (2)	2.39% (3)	2.47%	0.62%	0.64%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson European Focus Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.35	$32.15	$43.95	$33.80	$26.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.90 (2)	1.01 (3)	0.95	0.35	0.34
Net realized and unrealized gain/(loss)	9.90	7.24	(12.56)	10.01	7.01
Total from Investment Operations	10.80	8.25	(11.61)	10.36	7.35
Less Dividends and Distributions:
Dividends (from net investment income)	(1.11)	(1.05)	(0.19)	(0.21)	(0.41)
Total Dividends and Distributions	(1.11)	(1.05)	(0.19)	(0.21)	(0.41)
Net Asset Value, End of Period	$49.04	$39.35	$32.15	$43.95	$33.80
Total Return*	27.94%	25.84%	(26.54)%	30.72%	27.51%
Net Assets, End of Period (in thousands)	$5,144	$16,922	$14,170	$9,763	$4,371
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.11% (4)	1.21% (5)	1.11%	1.11%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.97%	0.96%	0.96%
Ratio of Net Investment Income/(Loss)	2.00% (2)	2.54% (3)	2.40%	0.85%	1.17%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson European Focus Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.83	$31.03	$42.42	$32.57	$25.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.61 (2)	0.82 (3)	0.88	0.23	0.11
Net realized and unrealized gain/(loss)	9.61	7.00	(12.13)	9.73	6.85
Total from Investment Operations	10.22	7.82	(11.25)	9.96	6.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.98)	(1.02)	(0.14)	(0.11)	(0.37)
Total Dividends and Distributions	(0.98)	(1.02)	(0.14)	(0.11)	(0.37)
Net Asset Value, End of Period	$47.07	$37.83	$31.03	$42.42	$32.57
Total Return*	27.45%	25.38%	(26.61)%	30.63%	26.93%
Net Assets, End of Period (in thousands)	$654	$246	$101	$85	$54
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.18% (4)	2.89% (5)	4.51%	5.71%	7.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.34%	1.10%	1.07%	1.34%
Ratio of Net Investment Income/(Loss)	1.38% (2)	2.13% (3)	2.27%	0.58%	0.40%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson European Focus Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.51	$32.27	$44.17	$34.02	$27.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.63 (2)	0.93 (3)	0.93	0.20	0.12
Net realized and unrealized gain/(loss)	10.14	7.26	(12.70)	10.12	7.20
Total from Investment Operations	10.77	8.19	(11.77)	10.32	7.32
Less Dividends and Distributions:
Dividends (from net investment income)	(1.01)	(0.95)	(0.13)	(0.17)	(0.36)
Total Dividends and Distributions	(1.01)	(0.95)	(0.13)	(0.17)	(0.36)
Net Asset Value, End of Period	$49.27	$39.51	$32.27	$44.17	$34.02
Total Return*	27.70%	25.54%	(26.73)%	30.41%	27.20%
Net Assets, End of Period (in thousands)	$15,919	$13,027	$7,392	$10,590	$1,579
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.37% (4)	1.46% (5)	1.37%	1.38%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.22%	1.22%	1.21%	1.19%
Ratio of Net Investment Income/(Loss)	1.39% (2)	2.31% (3)	2.25%	0.47%	0.41%
Portfolio Turnover Rate	168%	169%	145%	184%	160%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson European Focus Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2024

Janus Henderson European Focus Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 17

Janus Henderson European Focus Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
18 | September 30, 2024

Janus Henderson European Focus Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $574,428 of tax reclaims received as well as $43,831 of professional fees and $282,516 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Janus Investment Fund | 19

Janus Henderson European Focus Fund
Notes to Financial Statements
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
20 | September 30, 2024

Janus Henderson European Focus Fund
Notes to Financial Statements
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased call options on various equity index securities for the purpose of increasing exposure to broad equity risk.
During the year, the Fund purchased put options on various equity index securities for the purpose of decreasing exposure to broad equity risk.
There were no purchased options held at September 30, 2024.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity indices for the purpose of decreasing exposure to broad
Janus Investment Fund | 21

Janus Henderson European Focus Fund
Notes to Financial Statements
equity risk.
During the year, the Fund wrote put options on various equity indices for the purpose of increasing exposure to broad equity risk.
There were no written options held at September 30, 2024.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-
22 | September 30, 2024

Janus Henderson European Focus Fund
Notes to Financial Statements
term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2024.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $500 Million	1.00
Next $1 Billion	0.90
Next $1 Billion	0.85
Over $2.5 Billion	0.80
The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing
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Janus Henderson European Focus Fund
Notes to Financial Statements
fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.96% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may
24 | September 30, 2024

Janus Henderson European Focus Fund
Notes to Financial Statements
result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $4,670.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the
Janus Investment Fund | 25

Janus Henderson European Focus Fund
Notes to Financial Statements
1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$7,093,610	$-	$(386,622,708)	$-	$(1,590,604)	$73,143,359
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(225,132,990)	$(161,489,718)	$(386,622,708)
During the year ended September 30, 2024, capital loss carryovers of $50,520,324 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$429,411,117	$75,685,496	$(2,542,137)	$73,143,359
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$10,987,541	$-	$-	$-
26 | September 30, 2024

Janus Henderson European Focus Fund
Notes to Financial Statements

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$10,137,465	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	181,297	$8,120,774	327,948	$12,892,968
Reinvested dividends and distributions	56,921	2,408,317	62,865	2,387,003
Shares repurchased	(489,929)	(22,003,992)	(444,760)	(17,815,435)
Net Increase/(Decrease)	(251,711)	$(11,474,901)	(53,947)	$(2,535,464)
Class C Shares:
Shares sold	5,009	$217,188	12,054	$461,406
Reinvested dividends and distributions	1,559	62,640	3,048	109,477
Shares repurchased	(77,507)	(3,282,599)	(179,032)	(6,796,397)
Net Increase/(Decrease)	(70,939)	$(3,002,771)	(163,930)	$(6,225,514)
Class D Shares:
Shares sold	67,910	$3,137,797	76,955	$3,150,771
Reinvested dividends and distributions	5,668	237,893	5,309	199,943
Shares repurchased	(74,723)	(3,328,850)	(58,518)	(2,362,227)
Net Increase/(Decrease)	(1,145)	$46,840	23,746	$988,487
Class I Shares:
Shares sold	1,399,532	$64,747,878	2,986,700	$121,377,228
Reinvested dividends and distributions	149,197	6,263,275	157,404	5,930,996
Shares repurchased	(1,710,483)	(75,867,428)	(2,287,046)	(91,627,290)
Net Increase/(Decrease)	(161,754)	$(4,856,275)	857,058	$35,680,934
Class N Shares:
Shares sold	73,057	$3,367,205	330,279	$13,078,328
Reinvested dividends and distributions	11,236	468,330	14,988	560,867
Shares repurchased	(409,431)	(19,508,884)	(355,978)	(14,681,629)
Net Increase/(Decrease)	(325,138)	$(15,673,349)	(10,711)	$(1,042,434)
Class S Shares:
Shares sold	7,211	$300,741	5,050	$185,227
Reinvested dividends and distributions	190	7,643	160	5,786
Shares repurchased	(13)	(528)	(1,976)	(77,688)
Net Increase/(Decrease)	7,388	$307,856	3,234	$113,325
Class T Shares:
Shares sold	97,562	$4,536,140	234,640	$9,505,308
Reinvested dividends and distributions	7,349	308,133	5,981	225,143
Shares repurchased	(111,539)	(4,973,796)	(139,975)	(5,697,646)
Net Increase/(Decrease)	(6,628)	$(129,523)	100,646	$4,032,805
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$792,726,048	$818,148,682	$-	$-
Janus Investment Fund | 27

Janus Henderson European Focus Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
28 | September 30, 2024

Janus Henderson European Focus Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson European Focus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson European Focus Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 29

Janus Henderson European Focus Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	6%
Foreign Taxes Paid	$1,038,592
Foreign Source Income	$10,973,867
Dividends Received Deduction Percentage	1%
Qualified Dividend Income Percentage	100%
30 | September 30, 2024

Janus Henderson European Focus Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 31

Janus Henderson European Focus Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson European Focus Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 39

Janus Henderson European Focus Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
40 | September 30, 2024

Janus Henderson European Focus Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93080 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Forty Fund
Janus Investment Fund

Janus Henderson Forty Fund

Janus Henderson Forty Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.2%
Howmet Aerospace Inc	4,929,091	$494,141,373
Beverages – 1.9%
Monster Beverage Corp*	7,985,709	416,614,438
Biotechnology – 7.4%
AbbVie Inc	2,202,734	434,995,910
Amgen Inc	882,140	284,234,330
Argenx SE (ADR)*	621,091	336,681,009
Madrigal Pharmaceuticals Inc*	565,929	120,101,452
Vaxcyte Inc*	1,522,679	173,996,529
Vertex Pharmaceuticals Inc*	629,146	292,603,222
		1,642,612,452
Capital Markets – 2.9%
Blackstone Group Inc	2,525,058	386,662,131
Intercontinental Exchange Inc	1,526,276	245,180,977
		631,843,108
Chemicals – 1.5%
Linde PLC	703,696	335,564,475
Diversified Financial Services – 5.3%
Mastercard Inc - Class A	2,388,019	1,179,203,782
Electrical Equipment – 1.4%
Eaton Corp PLC	958,484	317,679,937
Health Care Providers & Services – 1.9%
UnitedHealth Group Inc	732,130	428,061,768
Hotels, Restaurants & Leisure – 6.3%
Booking Holdings Inc	170,924	719,952,399
Caesars Entertainment Inc*	4,263,504	177,958,657
DoorDash Inc - Class A*	1,580,556	225,592,758
Las Vegas Sands Corp	5,292,174	266,408,039
		1,389,911,853
Information Technology Services – 0.9%
Shopify Inc*	2,491,115	199,637,956
Insurance – 1.8%
Progressive Corp/The	1,541,775	391,240,824
Interactive Media & Services – 9.5%
Alphabet Inc - Class C	5,336,807	892,260,763
Meta Platforms Inc - Class A	2,089,146	1,195,910,736
		2,088,171,499
Life Sciences Tools & Services – 2.0%
Danaher Corp	1,599,721	444,754,432
Machinery – 1.1%
Deere & Co	608,038	253,752,499
Multiline Retail – 8.6%
Amazon.com Inc*	7,804,670	1,454,244,161
MercadoLibre Inc*	213,283	437,648,185
		1,891,892,346
Pharmaceuticals – 2.9%
Eli Lilly & Co	719,805	637,704,042
Real Estate Management & Development – 0.8%
CoStar Group Inc*	2,247,100	169,521,224
Semiconductor & Semiconductor Equipment – 17.2%
Advanced Micro Devices Inc*	2,565,615	420,966,109
Applied Materials Inc	1,768,420	357,309,261
ASML Holding NV	580,913	484,045,757
Marvell Technology Inc	3,981,209	287,124,793
NVIDIA Corp	14,472,702	1,757,564,931
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,829,374	491,377,383
		3,798,388,234
Software – 15.5%
Microsoft Corp	4,996,773	2,150,111,422
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Forty Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Software – (continued)
Oracle Corp	4,272,777	$728,081,201
Workday Inc - Class A*	2,272,864	555,510,690
		3,433,703,313
Specialized Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp	1,558,186	362,371,736
Technology Hardware, Storage & Peripherals – 6.4%
Apple Inc	6,024,899	1,403,801,467
Total Common Stocks (cost $11,348,875,380)		21,910,572,758
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $262,379,379)	262,330,114	262,382,580
Total Investments (total cost $11,611,254,759) – 100.3%		22,172,955,338
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(77,321,839)
Net Assets – 100%		$22,095,633,499

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$20,223,565,048	91.2%
Taiwan	491,377,383	2.2
Netherlands	484,045,757	2.2
Argentina	437,648,185	2.0
Belgium	336,681,009	1.5
Canada	199,637,956	0.9
Total	$22,172,955,338	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$736,607,266	$3,711,893,473	$(4,186,042,298)	$(2,222)	$(73,639)	$262,382,580	262,330,114	$19,676,352
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	-	661,618,922	(661,618,922)	-	-	-	-	26,304 ∆
Total Affiliated Investments - 1.2%
	$736,607,266	$4,373,512,395	$(4,847,661,220)	$(2,222)	$(73,639)	$262,382,580	262,330,114	$19,702,656
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Forty Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$21,910,572,758	$-	$-
Investment Companies	-	262,382,580	-
Total Assets	$21,910,572,758	$262,382,580	$-
 | 3

Janus Henderson Forty Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $11,348,875,380)	$21,910,572,758
Affiliated investments, at value (cost $262,379,379)	262,382,580
Trustees' deferred compensation	623,319
Receivables:
Fund shares sold	4,442,453
Dividends	2,734,500
Dividends from affiliates	1,530,316
Foreign tax reclaims	32,114
Other assets	34,364
Total Assets	22,182,352,404
Liabilities:
Payables:
Investments purchased	61,246,813
Fund shares repurchased	12,090,239
Advisory fees	9,078,000
Transfer agent fees and expenses	2,682,092
Trustees' deferred compensation fees	623,319
12b-1 Distribution and shareholder servicing fees	324,109
Trustees' fees and expenses	114,206
Professional fees	75,611
Affiliated fund administration fees payable	44,243
Custodian fees	23,558
Accrued expenses and other payables	416,715
Total Liabilities	86,718,905
Commitments and contingent liabilities (Note 3)
Net Assets	$22,095,633,499
See footnotes at the end of the Statement.
See Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Forty Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,507,797,994
Total distributable earnings (loss)	12,587,835,505
Total Net Assets	$22,095,633,499
Net Assets - Class A Shares	$511,272,404
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,933,594
Net Asset Value Per Share(1)	$57.23
Maximum Offering Price Per Share(2)	$60.72
Net Assets - Class C Shares	$108,610,861
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,671,546
Net Asset Value Per Share(1)	$40.65
Net Assets - Class D Shares	$13,355,516,517
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	242,544,894
Net Asset Value Per Share	$55.06
Net Assets - Class I Shares	$2,405,255,120
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,444,232
Net Asset Value Per Share	$60.98
Net Assets - Class N Shares	$679,863,524
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,065,138
Net Asset Value Per Share	$61.44
Net Assets - Class R Shares	$90,397,213
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,916,432
Net Asset Value Per Share	$47.17
Net Assets - Class S Shares	$486,738,618
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,105,663
Net Asset Value Per Share	$53.45
Net Assets - Class T Shares	$4,457,979,242
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	79,815,056
Net Asset Value Per Share	$55.85

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Forty Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$140,070,453
Dividends from affiliates	19,676,352
Affiliated securities lending income, net	26,304
Unaffiliated securities lending income, net	6,712
Other income	66,906
Foreign tax withheld	(1,003,241)
Total Investment Income	158,843,486
Expenses:
Advisory fees	97,981,313
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,133,770
Class C Shares	972,979
Class R Shares	404,208
Class S Shares	1,123,067
Transfer agent administrative fees and expenses:
Class D Shares	13,297,332
Class R Shares	204,329
Class S Shares	1,123,621
Class T Shares	9,838,567
Transfer agent networking and omnibus fees:
Class A Shares	307,216
Class C Shares	80,361
Class I Shares	1,618,497
Other transfer agent fees and expenses:
Class A Shares	20,765
Class C Shares	3,889
Class D Shares	599,990
Class I Shares	78,899
Class N Shares	20,261
Class R Shares	815
Class S Shares	5,074
Class T Shares	26,148
Affiliated fund administration fees	638,852
Shareholder reports expense	602,779
Trustees' fees and expenses	451,611
Professional fees	241,597
Registration fees	187,822
Custodian fees	113,988
Other expenses	926,689
Total Expenses	132,004,439
Less: Excess Expense Reimbursement and Waivers	(790,505)
Net Expenses	131,213,934
Net Investment Income/(Loss)	27,629,552
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	2,339,300,722
Investments in affiliates	(2,222)
Total Net Realized Gain/(Loss) on Investments	2,339,298,500
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	4,469,497,031
Investments in affiliates	(73,639)
Total Change in Unrealized Net Appreciation/Depreciation	4,469,423,392
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,836,351,444
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Forty Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$27,629,552	$47,173,073
Net realized gain/(loss) on investments	2,339,298,500	1,360,028,294
Change in unrealized net appreciation/depreciation	4,469,423,392	2,566,292,657
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,836,351,444	3,973,494,024
Dividends and Distributions to Shareholders:
Class A Shares	(33,530,762)	(196,773)
Class C Shares	(11,528,193)	(71,294)
Class D Shares	(934,107,293)	(5,170,450)
Class I Shares	(155,927,384)	(868,455)
Class N Shares	(43,022,244)	(222,907)
Class R Shares	(7,337,749)	(43,018)
Class S Shares	(35,919,513)	(214,505)
Class T Shares	(306,510,959)	(1,723,379)
Net Decrease from Dividends and Distributions to Shareholders	(1,527,884,097)	(8,510,781)
Capital Share Transactions:
Class A Shares	9,961,090	(40,869,131)
Class C Shares	(13,838,399)	(15,253,300)
Class D Shares	205,532,197	(500,234,809)
Class I Shares	(9,703,797)	(162,569,461)
Class N Shares	19,956,685	5,843,035
Class R Shares	(1,032,389)	(6,275,623)
Class S Shares	(14,561,651)	(44,772,518)
Class T Shares	40,882,022	(207,149,805)
Net Increase/(Decrease) from Capital Share Transactions	237,195,758	(971,281,612)
Net Increase/(Decrease) in Net Assets	5,545,663,105	2,993,701,631
Net Assets:
Beginning of period	16,549,970,394	13,556,268,763
End of period	$22,095,633,499	$16,549,970,394
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Forty Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.76	$33.69	$56.20	$46.81	$37.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.06	(0.08)	(0.26)	(0.08)
Net realized and unrealized gain/(loss)	17.38	10.03	(17.22)	13.50	12.27
Total from Investment Operations	17.37	10.09	(17.30)	13.24	12.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	—	—	(0.01)
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(3.90)	(0.02)	(5.21)	(3.85)	(2.54)
Net Asset Value, End of Period	$57.23	$43.76	$33.69	$56.20	$46.81
Total Return*	42.41%	29.97%	(34.00)%	29.72%	34.62%
Net Assets, End of Period (in thousands)	$511,272	$377,708	$326,566	$525,208	$411,899
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.84%	0.81%	0.89%	1.02%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.81%	0.89%	1.02%	1.01%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.14%	(0.17)%	(0.50)%	(0.21)%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Forty Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$32.32	$25.06	$43.38	$37.15	$30.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.25)	(0.17)	(0.28)	(0.47)	(0.28)
Net realized and unrealized gain/(loss)	12.47	7.45	(12.83)	10.55	9.79
Total from Investment Operations	12.22	7.28	(13.11)	10.08	9.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Net Asset Value, End of Period	$40.65	$32.32	$25.06	$43.38	$37.15
Total Return*	41.41%	29.07%	(34.43)%	28.88%	33.67%
Net Assets, End of Period (in thousands)	$108,611	$97,763	$89,166	$160,133	$137,952
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.52%	1.53%	1.51%	1.68%	1.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.52%	1.53%	1.51%	1.68%	1.68%
Ratio of Net Investment Income/(Loss)	(0.71)%	(0.57)%	(0.80)%	(1.15)%	(0.87)%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Forty Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.26	$32.47	$54.28	$45.24	$35.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.13	0.01	(0.15)	— (2)
Net realized and unrealized gain/(loss)	16.72	9.68	(16.58)	13.04	11.86
Total from Investment Operations	16.80	9.81	(16.57)	12.89	11.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—	(0.03)	—	(0.08)
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(4.00)	(0.02)	(5.24)	(3.85)	(2.61)
Net Asset Value, End of Period	$55.06	$42.26	$32.47	$54.28	$45.24
Total Return*	42.68%	30.23%	(33.86)%	30.00%	34.88%
Net Assets, End of Period (in thousands)	$13,355,517	$9,953,141	$8,069,316	$12,846,210	$10,287,828
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.63%	0.61%	0.69%	0.82%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.61%	0.69%	0.82%	0.80%
Ratio of Net Investment Income/(Loss)	0.18%	0.33%	0.03%	(0.29)%	0.00% (3)
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Forty Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.40	$35.63	$59.06	$48.89	$38.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.16	0.04	(0.13)	0.03
Net realized and unrealized gain/(loss)	18.48	10.63	(18.21)	14.15	12.80
Total from Investment Operations	18.60	10.79	(18.17)	14.02	12.83
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	(0.05)	—	(0.10)
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(4.02)	(0.02)	(5.26)	(3.85)	(2.63)
Net Asset Value, End of Period	$60.98	$46.40	$35.63	$59.06	$48.89
Total Return*	42.76%	30.30%	(33.84)%	30.07%	34.97%
Net Assets, End of Period (in thousands)	$2,405,255	$1,826,123	$1,547,668	$2,360,269	$1,783,057
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.59%	0.56%	0.64%	0.76%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.56%	0.64%	0.76%	0.74%
Ratio of Net Investment Income/(Loss)	0.22%	0.39%	0.08%	(0.24)%	0.06%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Forty Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.73	$35.86	$59.38	$49.11	$38.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.20	0.07	(0.10)	0.05
Net realized and unrealized gain/(loss)	18.61	10.69	(18.30)	14.22	12.86
Total from Investment Operations	18.77	10.89	(18.23)	14.12	12.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	—	(0.08)	—	(0.12)
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(4.06)	(0.02)	(5.29)	(3.85)	(2.65)
Net Asset Value, End of Period	$61.44	$46.73	$35.86	$59.38	$49.11
Total Return*	42.86%	30.38%	(33.78)%	30.15%	35.06%
Net Assets, End of Period (in thousands)	$679,864	$490,179	$371,702	$581,225	$511,465
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.52%	0.49%	0.56%	0.70%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.49%	0.56%	0.70%	0.67%
Ratio of Net Investment Income/(Loss)	0.29%	0.46%	0.15%	(0.17)%	0.12%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Forty Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.83	$28.48	$48.48	$41.01	$32.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.09)	(0.23)	(0.40)	(0.21)
Net realized and unrealized gain/(loss)	14.42	8.46	(14.56)	11.72	10.78
Total from Investment Operations	14.23	8.37	(14.79)	11.32	10.57
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Net Asset Value, End of Period	$47.17	$36.83	$28.48	$48.48	$41.01
Total Return*	41.82%	29.41%	(34.26)%	29.21%	34.05%
Net Assets, End of Period (in thousands)	$90,397	$70,645	$60,027	$103,653	$101,440
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.26%	1.23%	1.31%	1.43%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.26%	1.23%	1.30%	1.42%	1.41%
Ratio of Net Investment Income/(Loss)	(0.45)%	(0.28)%	(0.59)%	(0.90)%	(0.60)%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Forty Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.17	$31.75	$53.33	$44.67	$35.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.01)	(0.15)	(0.33)	(0.13)
Net realized and unrealized gain/(loss)	16.26	9.45	(16.22)	12.84	11.72
Total from Investment Operations	16.17	9.44	(16.37)	12.51	11.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Net Asset Value, End of Period	$53.45	$41.17	$31.75	$53.33	$44.67
Total Return*	42.15%	29.75%	(34.09)%	29.50%	34.40%
Net Assets, End of Period (in thousands)	$486,739	$381,719	$331,903	$586,481	$546,341
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.01%	0.98%	1.07%	1.20%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.97%	1.05%	1.19%	1.16%
Ratio of Net Investment Income/(Loss)	(0.19)%	(0.02)%	(0.34)%	(0.66)%	(0.36)%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Forty Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.80	$32.92	$54.99	$45.83	$36.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.09	(0.03)	(0.21)	(0.04)
Net realized and unrealized gain/(loss)	16.97	9.81	(16.83)	13.22	12.01
Total from Investment Operations	17.00	9.90	(16.86)	13.01	11.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	—	—	—	(0.05)
Distributions (from capital gains)	(3.89)	(0.02)	(5.21)	(3.85)	(2.53)
Total Dividends and Distributions	(3.95)	(0.02)	(5.21)	(3.85)	(2.58)
Net Asset Value, End of Period	$55.85	$42.80	$32.92	$54.99	$45.83
Total Return*	42.55%	30.09%	(33.94)%	29.86%	34.71%
Net Assets, End of Period (in thousands)	$4,457,979	$3,352,693	$2,759,921	$4,465,117	$3,621,078
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.76%	0.73%	0.81%	0.95%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.71%	0.79%	0.93%	0.91%
Ratio of Net Investment Income/(Loss)	0.07%	0.23%	(0.07)%	(0.41)%	(0.10)%
Portfolio Turnover Rate	36%	39%	39%	31%	42%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Forty Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
16 | September 30, 2024

Janus Henderson Forty Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Forty Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
18 | September 30, 2024

Janus Henderson Forty Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
Janus Investment Fund | 19

Janus Henderson Forty Fund
Notes to Financial Statements
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
20 | September 30, 2024

Janus Henderson Forty Fund
Notes to Financial Statements
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.50%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are
Janus Investment Fund | 21

Janus Henderson Forty Fund
Notes to Financial Statements
separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
22 | September 30, 2024

Janus Henderson Forty Fund
Notes to Financial Statements
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $70,200.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class A Shares paid CDSCs of $7 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $8,783.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Janus Investment Fund | 23

Janus Henderson Forty Fund
Notes to Financial Statements
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $8,790,886 in sales, resulting in a net realized gain of $3,328,365. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$94,898,222	$1,937,426,616	$-	$-	$(613,697)	$10,556,124,364
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$11,616,830,974	$10,606,788,132	$(50,663,768)	$10,556,124,364
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$38,072,772	$1,489,811,325	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$8,510,781	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $74,587,712, including $71,209,576 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
24 | September 30, 2024

Janus Henderson Forty Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,410,580	$69,113,423	973,760	$39,469,905
Reinvested dividends and distributions	614,204	26,902,132	4,397	156,612
Shares repurchased	(1,722,964)	(86,054,465)	(2,039,413)	(80,495,648)
Net Increase/(Decrease)	301,820	$9,961,090	(1,061,256)	$(40,869,131)
Class C Shares:
Shares sold	445,197	$15,666,516	424,946	$12,639,431
Reinvested dividends and distributions	336,867	10,540,565	2,409	63,735
Shares repurchased	(1,135,790)	(40,045,480)	(959,594)	(27,956,466)
Net Increase/(Decrease)	(353,726)	$(13,838,399)	(532,239)	$(15,253,300)
Class D Shares:
Shares sold	5,464,582	$262,472,676	4,261,535	$168,343,952
Reinvested dividends and distributions	21,142,971	889,696,219	143,905	4,941,689
Shares repurchased	(19,611,522)	(946,636,698)	(17,381,060)	(673,520,450)
Net Increase/(Decrease)	6,996,031	$205,532,197	(12,975,620)	$(500,234,809)
Class I Shares:
Shares sold	7,686,938	$403,783,119	8,985,742	$383,712,063
Reinvested dividends and distributions	2,887,353	134,492,896	19,504	735,303
Shares repurchased	(10,487,265)	(547,979,812)	(13,080,119)	(547,016,827)
Net Increase/(Decrease)	87,026	$(9,703,797)	(4,074,873)	$(162,569,461)
Class N Shares:
Shares sold	2,161,028	$112,998,865	2,232,891	$96,479,547
Reinvested dividends and distributions	850,867	39,914,178	5,460	207,142
Shares repurchased	(2,436,663)	(132,956,358)	(2,113,884)	(90,843,654)
Net Increase/(Decrease)	575,232	$19,956,685	124,467	$5,843,035
Class R Shares:
Shares sold	287,703	$11,911,642	300,295	$10,349,206
Reinvested dividends and distributions	200,137	7,250,966	1,409	42,380
Shares repurchased	(489,529)	(20,194,997)	(491,436)	(16,667,209)
Net Increase/(Decrease)	(1,689)	$(1,032,389)	(189,732)	$(6,275,623)
Class S Shares:
Shares sold	1,104,039	$51,652,610	1,219,085	$46,340,311
Reinvested dividends and distributions	873,881	35,802,904	6,372	213,788
Shares repurchased	(2,145,079)	(102,017,165)	(2,407,455)	(91,326,617)
Net Increase/(Decrease)	(167,159)	$(14,561,651)	(1,181,998)	$(44,772,518)
Class T Shares:
Shares sold	6,882,408	$336,692,521	6,217,217	$247,752,509
Reinvested dividends and distributions	7,011,623	299,536,526	48,396	1,685,165
Shares repurchased	(12,404,356)	(595,347,025)	(11,765,880)	(456,587,479)
Net Increase/(Decrease)	1,489,675	$40,882,022	(5,500,267)	$(207,149,805)
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$6,946,325,976	$7,802,174,613	$-	$-
Janus Investment Fund | 25

Janus Henderson Forty Fund
Notes to Financial Statements
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2024

Janus Henderson Forty Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Forty Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Forty Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Forty Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	5%
Capital Gain Distributions	$1,561,020,901
Dividends Received Deduction Percentage	59%
Qualified Dividend Income Percentage	58%
28 | September 30, 2024

Janus Henderson Forty Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 29

Janus Henderson Forty Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Forty Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Janus Henderson Forty Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Forty Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Forty Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Forty Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Forty Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Forty Fund
Notes
40 | September 30, 2024

Janus Henderson Forty Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93041 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Equity Income Fund
Janus Investment Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 93.5%
Automobiles – 0.2%
Stellantis NV	1,042,897	$14,402,558
Banks – 8.8%
ABN AMRO Bank NV, CVAž	4,313,836	77,805,283
China Construction Bank Corp	41,190,000	31,156,375
Erste Group Bank AG	596,066	32,673,601
HSBC Holdings PLC	17,740,901	158,696,060
Mitsubishi UFJ Financial Group Inc	5,604,100	56,680,533
Natwest Group PLC	21,915,407	100,743,319
Oversea-Chinese Banking Corp Ltd	5,084,400	59,751,296
		517,506,467
Beverages – 6.1%
Coca-Cola Co	797,783	57,328,686
Coca-Cola European Partners PLC	367,798	28,964,093
Heineken NV	1,054,126	93,437,282
Pernod Ricard SA	1,174,307	177,230,213
		356,960,274
Building Products – 1.5%
Cie de Saint-Gobain	668,290	60,784,065
Xinyi Glass Holdings Ltd	22,869,000	27,241,811
		88,025,876
Capital Markets – 1.1%
CME Group Inc	278,417	61,432,711
Chemicals – 1.8%
Evonik Industries AG	2,609,494	60,991,880
Shin-Etsu Chemical Co Ltd	1,096,200	45,591,729
		106,583,609
Communications Equipment – 1.6%
Cisco Systems Inc	1,782,328	94,855,496
Diversified Financial Services – 1.3%
M&G PLC	27,764,763	76,972,796
Diversified Telecommunication Services – 8.0%
Elisa Oyj	1,347,109	71,398,411
Telenor ASA	5,708,044	73,046,168
Telia Co AB	16,879,304	54,603,840
TELUS Corp	4,980,732	83,570,812
Verizon Communications Inc	4,212,483	189,182,612
		471,801,843
Electric Utilities – 3.2%
Enel SpA	9,547,735	76,246,284
Iberdrola SA	2,167,190	33,503,922
SSE PLC	3,003,075	75,587,684
		185,337,890
Food & Staples Retailing – 2.6%
Carrefour SA	2,418,261	41,207,359
Tesco PLC	23,554,711	112,938,937
		154,146,296
Health Care Equipment & Supplies – 1.3%
Medtronic PLC	838,462	75,486,734
Hotels, Restaurants & Leisure – 1.6%
Sodexo SA	1,176,494	96,440,374
Household Durables – 0.6%
Taylor Wimpey PLC	16,793,802	36,882,566
Industrial Conglomerates – 0.5%
Swire Pacific Ltd	3,396,000	29,007,718
Insurance – 7.5%
ASR Nederland NV	1,439,328	70,486,975
Aviva PLC	8,935,072	57,758,897
AXA SA	1,466,557	56,362,720
Dai-ichi Life Holdings Inc	3,102,500	79,489,284
Legal & General Group PLC	19,471,155	58,899,391
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Phoenix Group Holdings PLC	9,186,403	$68,703,700
Ping An Insurance Group Co of China Ltd	7,817,500	50,433,213
		442,134,180
Machinery – 1.0%
Daimler Truck Holding AG	1,514,876	56,702,260
Media – 1.0%
Publicis Groupe SA	527,067	57,606,798
Metals & Mining – 3.3%
Fortescue Metals Group Ltd	2,298,981	32,861,654
Rio Tinto PLC	2,247,839	159,218,549
		192,080,203
Multi-Utilities – 1.9%
National Grid PLC	8,277,022	113,958,277
Office Real Estate Investment Trusts (REITs) – 1.1%
Dexus	11,846,612	62,067,875
Oil, Gas & Consumable Fuels – 9.7%
BP PLC	16,853,846	88,244,396
Eni SpA	7,139,876	108,726,817
Equinor ASA	3,173,121	80,220,619
Keyera Corp	2,120,721	66,132,370
PetroChina Co Ltd	90,118,000	73,498,523
Williams Cos Inc	3,324,194	151,749,456
		568,572,181
Paper & Forest Products – 1.0%
UPM-Kymmene Oyj	1,695,663	56,750,461
Personal Products – 3.1%
Unilever PLC	2,776,009	179,882,738
Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co	2,337,372	120,935,627
Johnson & Johnson	694,187	112,499,945
Merck & Co Inc	994,664	112,954,044
		346,389,616
Real Estate Management & Development – 1.4%
China Resources Land Ltd	17,550,500	64,683,265
Swire Properties Ltd	7,756,000	15,943,820
		80,627,085
Retail Real Estate Investment Trusts (REITs) – 0.5%
Realty Income Corp	472,422	29,961,003
Semiconductor & Semiconductor Equipment – 6.5%
MediaTek Inc	2,436,000	90,484,620
Qualcomm Inc	513,297	87,286,155
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	663,101	115,160,751
Tokyo Electron Ltd	505,500	88,957,588
		381,889,114
Specialty Retail – 1.6%
Home Depot Inc	236,689	95,906,383
Technology Hardware, Storage & Peripherals – 0.6%
Lenovo Group Ltd	27,750,000	37,839,611
Textiles, Apparel & Luxury Goods – 1.5%
Cie Financiere Richemont SA (REG)	555,937	87,904,007
Tobacco – 5.7%
British American Tobacco PLC	6,242,285	227,292,570
Imperial Brands PLC	3,669,079	106,574,015
		333,866,585
Total Common Stocks (cost $5,144,330,410)		5,489,981,585
Preferred Stocks – 1.7%
Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co Ltd (cost $112,338,286)	2,577,026	100,321,700
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Investment Companies – 3.7%
Money Markets – 3.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $215,153,564)	215,102,872	$215,145,892
Total Investments (total cost $5,471,822,260) – 98.9%		5,805,449,177
Cash, Receivables and Other Assets, net of Liabilities – 1.1%		63,841,713
Net Assets – 100%		$5,869,290,890

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,471,435,250	25.4%
United States	1,404,724,744	24.2
France	489,631,529	8.4
Netherlands	421,612,278	7.3
China	284,852,798	4.9
Japan	270,719,134	4.7
Taiwan	205,645,371	3.6
Italy	199,375,659	3.4
Norway	153,266,787	2.6
Canada	149,703,182	2.6
Finland	128,148,872	2.2
Germany	117,694,140	2.0
South Korea	100,321,700	1.7
Australia	94,929,529	1.6
Switzerland	87,904,007	1.5
Singapore	59,751,296	1.0
Sweden	54,603,840	0.9
Hong Kong	44,951,538	0.8
Spain	33,503,922	0.6
Austria	32,673,601	0.6
Total	$5,805,449,177	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$302,308,674	$2,671,669,430	$(2,758,796,631)	$(1,529)	$(34,052)	$215,145,892	215,102,872	$4,924,082
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	10/22/24	(402,062,606)	$530,152,507	$(7,275,045)
Euro	10/22/24	(623,066,387)	693,995,975	(152,174)
Total				$(7,427,219)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
Currency Contracts
Liability Derivatives:
Forward foreign currency exchange contracts	$7,427,219
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(42,584,996)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(22,511,554)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$958,880,102
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$7,427,219	$—	$—	$7,427,219

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $77,805,283, which represents 1.3% of net assets.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$5,489,981,585	$-	$-
Preferred Stocks	100,321,700	-	-
Investment Companies	-	215,145,892	-
Total Assets	$5,590,303,285	$215,145,892	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$7,427,219	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

6  | September 30, 2024

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $5,256,668,696)	$5,590,303,285
Affiliated investments, at value (cost $215,153,564)	215,145,892
Cash denominated in foreign currency (cost $3,215,121)	3,215,121
Trustees' deferred compensation	163,851
Receivables:
Foreign tax reclaims	65,362,752
Investments sold	25,317,530
Dividends	23,686,725
Fund shares sold	6,925,385
Dividends from affiliates	358,509
Other assets	3,146,822
Total Assets	5,933,625,872
Liabilities:
Due to custodian	24,397
Forward foreign currency exchange contracts	7,427,219
Payables:
Fund shares repurchased	37,957,738
Dividends	9,141,013
Foreign withholding tax reclaim fee (Note 1)	4,817,258
Advisory fees	3,104,769
Transfer agent fees and expenses	951,053
12b-1 Distribution and shareholder servicing fees	372,208
Trustees' deferred compensation fees	163,851
Professional fees	78,341
Trustees' fees and expenses	31,103
Affiliated fund administration fees payable	11,912
Custodian fees	9,184
Accrued expenses and other payables	244,936
Total Liabilities	64,334,982
Commitments and contingent liabilities (Note 4)
Net Assets	$5,869,290,890
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,114,429,566
Total distributable earnings (loss)	(1,245,138,676)
Total Net Assets	$5,869,290,890
Net Assets - Class A Shares	$696,218,449
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	108,853,560
Net Asset Value Per Share(1)	$6.40
Maximum Offering Price Per Share(2)	$6.79
Net Assets - Class C Shares	$279,018,977
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,474,624
Net Asset Value Per Share(1)	$6.27
Net Assets - Class D Shares	$32,819,703
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,146,818
Net Asset Value Per Share	$6.38
Net Assets - Class I Shares	$4,435,454,683
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	690,816,237
Net Asset Value Per Share	$6.42
Net Assets - Class N Shares	$334,726,661
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,138,470
Net Asset Value Per Share	$6.42
Net Assets - Class S Shares	$16,714,683
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,643,355
Net Asset Value Per Share	$6.32
Net Assets - Class T Shares	$74,337,734
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,667,575
Net Asset Value Per Share	$6.37

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Equity Income Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$511,898,416
Dividends from affiliates	4,924,082
Other income	372,438
Foreign tax withheld (net of foreign withholding tax reclaim fee of $753,247 (Note 1))	(38,035,025)
Total Investment Income	479,159,911
Expenses:
Advisory fees	37,408,009
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,683,997
Class C Shares	2,762,518
Class S Shares	41,508
Transfer agent administrative fees and expenses:
Class D Shares	31,719
Class S Shares	41,939
Class T Shares	202,609
Transfer agent networking and omnibus fees:
Class A Shares	1,561,838
Class C Shares	208,820
Class I Shares	4,092,108
Other transfer agent fees and expenses:
Class A Shares	35,120
Class C Shares	12,198
Class D Shares	5,920
Class I Shares	188,197
Class N Shares	12,915
Class S Shares	221
Class T Shares	1,002
Professional fees	646,177
Custodian fees	524,844
Shareholder reports expense	394,802
Affiliated fund administration fees	182,487
Registration fees	173,645
Trustees' fees and expenses	125,274
Other expenses	397,872
Total Expenses	50,735,739
Less: Excess Expense Reimbursement and Waivers	(239,129)
Net Expenses	50,496,610
Net Investment Income/(Loss)	428,663,301
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	55,464,396
Investments in affiliates	(1,529)
Forward foreign currency exchange contracts	(42,584,996)
Total Net Realized Gain/(Loss) on Investments	12,877,871
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	691,340,019
Investments in affiliates	(34,052)
Forward foreign currency exchange contracts	(22,511,554)
Total Change in Unrealized Net Appreciation/Depreciation	668,794,413
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,110,335,585
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Equity Income Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$428,663,301	$463,386,622
Net realized gain/(loss) on investments	12,877,871	(180,776,997)
Change in unrealized net appreciation/depreciation	668,794,413	630,007,028
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,110,335,585	912,616,653
Dividends and Distributions to Shareholders:
Class A Shares	(52,290,787)	(53,070,063)
Class C Shares	(20,837,058)	(24,996,817)
Class D Shares	(2,337,042)	(2,008,779)
Class I Shares	(347,914,335)	(371,524,222)
Class N Shares	(25,248,816)	(26,898,065)
Class S Shares	(1,284,979)	(1,383,133)
Class T Shares	(6,171,652)	(9,256,037)
Net Decrease from Dividends and Distributions to Shareholders	(456,084,669)	(489,137,116)
Capital Share Transactions:
Class A Shares	(34,132,944)	45,818,201
Class C Shares	(55,426,728)	(44,298,527)
Class D Shares	5,416,908	543,765
Class I Shares	(396,723,150)	480,432,346
Class N Shares	(15,330,353)	37,491,625
Class S Shares	(1,939,096)	898,046
Class T Shares	(28,174,104)	(43,658,317)
Net Increase/(Decrease) from Capital Share Transactions	(526,309,467)	477,227,139
Net Increase/(Decrease) in Net Assets	127,941,449	900,706,676
Net Assets:
Beginning of period	5,741,349,441	4,840,642,765
End of period	$5,869,290,890	$5,741,349,441
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Equity Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.71	$5.22	$6.54	$5.90	$6.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44 (2)	0.45	0.45 (3)	0.49	0.51
Net realized and unrealized gain/(loss)	0.73	0.52	(1.29)	0.64	(0.72)
Total from Investment Operations	1.17	0.97	(0.84)	1.13	(0.21)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.48)	(0.48)	(0.49)	(0.47)
Total Dividends and Distributions	(0.48)	(0.48)	(0.48)	(0.49)	(0.47)
Net Asset Value, End of Period	$6.40	$5.71	$5.22	$6.54	$5.90
Total Return*	21.09%	18.45%	(13.71)%	19.08%	(2.98)%
Net Assets, End of Period (in thousands)	$696,218	$653,602	$558,995	$662,514	$610,106
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18% (4)	1.20%	1.25% (5)	1.14%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.18%	1.24%	1.14%	1.14%
Ratio of Net Investment Income/(Loss)	7.20% (2)	7.50%	6.86% (3)	7.28%	8.15%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Equity Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.61	$5.14	$6.46	$5.83	$6.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.39 (2)	0.41	0.40 (3)	0.44	0.47
Net realized and unrealized gain/(loss)	0.72	0.51	(1.27)	0.64	(0.73)
Total from Investment Operations	1.11	0.92	(0.87)	1.08	(0.26)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.45)	(0.45)	(0.45)	(0.44)
Total Dividends and Distributions	(0.45)	(0.45)	(0.45)	(0.45)	(0.44)
Net Asset Value, End of Period	$6.27	$5.61	$5.14	$6.46	$5.83
Total Return*	20.29%	17.74%	(14.29)%	18.54%	(3.92)%
Net Assets, End of Period (in thousands)	$279,019	$301,866	$314,778	$437,512	$469,891
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.73% (4)	1.75%	1.80% (5)	1.72%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.73%	1.75%	1.80%	1.72%	1.75%
Ratio of Net Investment Income/(Loss)	6.55% (2)	6.92%	6.22% (3)	6.66%	7.49%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Equity Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.69	$5.21	$6.52	$5.88	$6.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46 (2)	0.46	0.50 (3)	0.51	0.54
Net realized and unrealized gain/(loss)	0.73	0.51	(1.31)	0.63	(0.74)
Total from Investment Operations	1.19	0.97	(0.81)	1.14	(0.20)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.49)	(0.50)	(0.50)	(0.49)
Total Dividends and Distributions	(0.50)	(0.49)	(0.50)	(0.50)	(0.49)
Net Asset Value, End of Period	$6.38	$5.69	$5.21	$6.52	$5.88
Total Return*	21.48%	18.57%	(13.38)%	19.43%	(2.92)%
Net Assets, End of Period (in thousands)	$32,820	$24,238	$21,653	$13,132	$8,277
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87% (4)	0.91%	0.95% (5)	0.89%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.91%	0.95%	0.89%	0.92%
Ratio of Net Investment Income/(Loss)	7.62% (2)	7.57%	7.72% (3)	7.60%	8.59%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Equity Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.73	$5.24	$6.55	$5.91	$6.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46 (2)	0.48	0.48 (3)	0.52	0.54
Net realized and unrealized gain/(loss)	0.73	0.51	(1.29)	0.63	(0.73)
Total from Investment Operations	1.19	0.99	(0.81)	1.15	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.50)	(0.50)	(0.51)	(0.50)
Total Dividends and Distributions	(0.50)	(0.50)	(0.50)	(0.51)	(0.50)
Net Asset Value, End of Period	$6.42	$5.73	$5.24	$6.55	$5.91
Total Return*	21.39%	18.75%	(13.27)%	19.43%	(2.78)%
Net Assets, End of Period (in thousands)	$4,435,455	$4,337,578	$3,552,771	$3,719,987	$2,830,699
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79% (4)	0.82%	0.87% (5)	0.78%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.82%	0.87%	0.78%	0.78%
Ratio of Net Investment Income/(Loss)	7.54% (2)	7.87%	7.33% (3)	7.70%	8.62%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Equity Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.73	$5.24	$6.55	$5.91	$6.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48 (2)	0.48	0.50 (3)	0.53	0.51
Net realized and unrealized gain/(loss)	0.72	0.51	(1.31)	0.62	(0.70)
Total from Investment Operations	1.20	0.99	(0.81)	1.15	(0.19)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.50)	(0.50)	(0.51)	(0.50)
Total Dividends and Distributions	(0.51)	(0.50)	(0.50)	(0.51)	(0.50)
Net Asset Value, End of Period	$6.42	$5.73	$5.24	$6.55	$5.91
Total Return*	21.50%	18.85%	(13.20)%	19.51%	(2.71)%
Net Assets, End of Period (in thousands)	$334,727	$314,464	$255,001	$134,486	$68,993
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.70% (4)	0.73%	0.78% (5)	0.70%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.73%	0.78%	0.70%	0.72%
Ratio of Net Investment Income/(Loss)	7.73% (2)	7.91%	7.69% (3)	7.85%	8.37%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Equity Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.65	$5.17	$6.49	$5.86	$6.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43 (2)	0.45	0.44 (3)	0.49	0.59
Net realized and unrealized gain/(loss)	0.72	0.51	(1.28)	0.62	(0.82)
Total from Investment Operations	1.15	0.96	(0.84)	1.11	(0.23)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.48)	(0.48)	(0.48)	(0.47)
Total Dividends and Distributions	(0.48)	(0.48)	(0.48)	(0.48)	(0.47)
Net Asset Value, End of Period	$6.32	$5.65	$5.17	$6.49	$5.86
Total Return*	20.89%	18.38%	(13.85)%	19.01%	(3.30)%
Net Assets, End of Period (in thousands)	$16,715	$16,746	$14,587	$16,510	$10,825
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.21% (4)	1.24%	1.30% (5)	1.21%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.24%	1.30%	1.21%	1.25%
Ratio of Net Investment Income/(Loss)	7.09% (2)	7.46%	6.81% (3)	7.31%	9.83%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Global Equity Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.69	$5.21	$6.52	$5.88	$6.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43 (2)	0.46	0.50 (3)	0.52	0.52
Net realized and unrealized gain/(loss)	0.74	0.51	(1.32)	0.62	(0.72)
Total from Investment Operations	1.17	0.97	(0.82)	1.14	(0.20)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.49)	(0.49)	(0.50)	(0.49)
Total Dividends and Distributions	(0.49)	(0.49)	(0.49)	(0.50)	(0.49)
Net Asset Value, End of Period	$6.37	$5.69	$5.21	$6.52	$5.88
Total Return*	21.21%	18.50%	(13.41)%	19.35%	(2.94)%
Net Assets, End of Period (in thousands)	$74,338	$92,856	$122,858	$71,551	$70,408
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.95% (4)	0.98%	1.02% (5)	0.94%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.97%	1.01%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	7.14% (2)	7.63%	7.76% (3)	7.70%	8.29%
Portfolio Turnover Rate	155%	152%	86%	123%	227%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
18 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 19

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
20 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $9,688,615 of tax reclaims received as well as $535,744 of professional fees and $753,247 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Janus Investment Fund | 21

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
22 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a
Janus Investment Fund | 23

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
24 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.85
Next $1 Billion	0.65
Over $2 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
Janus Investment Fund | 25

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $97,014.
26 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $20,160.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Janus Investment Fund | 27

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$38,080,066	$-	$(1,532,622,063)	$-	$(1,866,780)	$251,270,101
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,253,714,479)	$(278,907,584)	$(1,532,622,063)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$5,554,179,076	$456,958,814	$(205,688,713)	$251,270,101
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(7,427,219)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$456,084,669	$-	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$489,137,116	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
28 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	20,970,427	$127,716,415	28,844,173	$175,404,626
Reinvested dividends and distributions	6,787,725	41,720,024	6,978,214	41,629,294
Shares repurchased	(33,372,162)	(203,569,383)	(28,388,744)	(171,215,719)
Net Increase/(Decrease)	(5,614,010)	$(34,132,944)	7,433,643	$45,818,201
Class C Shares:
Shares sold	4,899,529	$29,347,205	9,690,059	$58,036,840
Reinvested dividends and distributions	3,355,865	20,223,646	4,106,761	24,103,217
Shares repurchased	(17,570,570)	(104,997,579)	(21,251,653)	(126,438,584)
Net Increase/(Decrease)	(9,315,176)	$(55,426,728)	(7,454,833)	$(44,298,527)
Class D Shares:
Shares sold	1,702,382	$10,371,528	1,438,340	$8,738,695
Reinvested dividends and distributions	350,575	2,149,978	318,105	1,891,262
Shares repurchased	(1,164,075)	(7,104,598)	(1,651,568)	(10,086,192)
Net Increase/(Decrease)	888,882	$5,416,908	104,877	$543,765
Class I Shares:
Shares sold	157,189,888	$959,197,257	280,073,011	$1,697,776,163
Reinvested dividends and distributions	52,957,227	326,464,430	57,394,261	343,388,085
Shares repurchased	(276,556,698)	(1,682,384,837)	(258,475,155)	(1,560,731,902)
Net Increase/(Decrease)	(66,409,583)	$(396,723,150)	78,992,117	$480,432,346
Class N Shares:
Shares sold	17,700,131	$108,349,997	27,778,436	$169,180,983
Reinvested dividends and distributions	2,506,396	15,456,293	2,757,726	16,486,941
Shares repurchased	(22,972,815)	(139,136,643)	(24,277,379)	(148,176,299)
Net Increase/(Decrease)	(2,766,288)	$(15,330,353)	6,258,783	$37,491,625
Class S Shares:
Shares sold	295,670	$1,790,595	590,775	$3,557,300
Reinvested dividends and distributions	211,607	1,284,979	234,211	1,383,133
Shares repurchased	(827,615)	(5,014,670)	(680,433)	(4,042,387)
Net Increase/(Decrease)	(320,338)	$(1,939,096)	144,553	$898,046
Class T Shares:
Shares sold	2,602,911	$15,770,839	7,752,291	$46,765,708
Reinvested dividends and distributions	990,313	6,043,183	1,532,271	9,127,508
Shares repurchased	(8,250,654)	(49,988,126)	(16,529,432)	(99,551,533)
Net Increase/(Decrease)	(4,657,430)	$(28,174,104)	(7,244,870)	$(43,658,317)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$8,655,028,884	$9,175,965,903	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 29

Janus Henderson Global Equity Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Equity Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
30 | September 30, 2024

Janus Henderson Global Equity Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	1%
Foreign Taxes Paid	$37,116,148
Foreign Source Income	$348,424,729
Dividends Received Deduction Percentage	7%
Qualified Dividend Income Percentage	92%
Janus Investment Fund | 31

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
32 | September 30, 2024

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
34 | September 30, 2024

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 35

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
36 | September 30, 2024

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 37

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
38 | September 30, 2024

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 39

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
40 | September 30, 2024

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 41

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
42 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes
Janus Investment Fund | 43

Janus Henderson Global Equity Income Fund
Notes
44 | September 30, 2024

Janus Henderson Global Equity Income Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93081 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Life Sciences Fund
Janus Investment Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Convertible Corporate Bonds – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25‡,¢,§ (cost $384,506)	$384,506	$384,506
Common Stocks – 98.4%
Biotechnology – 32.7%
4D Molecular Therapeutics Inc*	1,016,235	10,985,500
89bio Inc*	2,957,112	21,882,629
AbbVie Inc	1,042,498	205,872,505
Akero Therapeutics Inc*	2,013,792	57,775,692
Alnylam Pharmaceuticals Inc*	82,493	22,688,050
Amgen Inc	574,039	184,961,106
Amicus Therapeutics Inc*	1,620,307	17,304,879
Arcellx Inc*	484,239	40,438,799
Ardelyx Inc*	4,581,284	31,565,047
Argenx SE (ADR)*	205,619	111,461,948
Ascendis Pharma A/S (ADR)*	493,979	73,756,005
Avidity Biosciences Inc*	927,772	42,612,568
Bicara Therapeutics*,§	437,827	11,151,454
Bicara Therapeutics*,#	205,126	5,224,559
Biohaven Ltd*	1,182,775	59,103,267
Bridgebio Pharma Inc*	517,081	13,164,882
Cargo Therapeutics Inc*	544,876	10,052,962
CG Oncology Inc*	301,779	11,386,122
Crinetics Pharmaceuticals Inc*	375,176	19,171,494
Cytokinetics Inc*	370,595	19,567,416
Dyne Therapeutics Inc*	1,424,745	51,176,840
Geron Corp*	2,419,462	10,984,357
Gilead Sciences Inc	259,589	21,763,942
IDEAYA Biosciences Inc*	856,772	27,142,537
Immunome Inc*,#	797,220	11,655,356
Insmed Inc*	216,626	15,813,698
Janux Therapeutics Inc*	428,738	19,477,567
Legend Biotech Corp (ADR)*	508,195	24,764,342
LEXEO Therapeutics Inc*	729,052	6,590,630
Madrigal Pharmaceuticals Inc*	252,404	53,565,177
Mirum Pharmaceuticals Inc*	825,720	32,203,080
Neurocrine Biosciences Inc*	148,044	17,057,630
Neurogene Inc#	277,354	11,637,774
Perspective Therapeutics Inc*	951,054	12,696,571
PTC Therapeutics Inc*	495,896	18,397,742
Regeneron Pharmaceuticals Inc*	34,426	36,189,988
Revolution Medicines Inc*	1,167,695	52,954,968
Rhythm Pharmaceuticals Inc*	283,857	14,871,268
Rocket Pharmaceuticals Inc*	536,199	9,903,596
Sarepta Therapeutics Inc*	686,053	85,681,159
Soleno Therapeutics Inc*	639,625	32,294,666
United Therapeutics Corp*	154,309	55,296,630
Vaxcyte Inc*	946,084	108,109,019
Vertex Pharmaceuticals Inc*	275,424	128,094,194
Xenon Pharmaceuticals Inc*	323,055	12,718,675
Zai Lab Ltd (ADR)*,#	1,402,544	33,857,412
		1,875,025,702
Health Care Equipment & Supplies – 16.1%
Abbott Laboratories	1,192,918	136,004,581
Align Technology Inc*	67,815	17,246,711
Boston Scientific Corp*	1,714,631	143,686,078
Cooper Cos Inc/The*	379,674	41,893,229
DexCom Inc*	222,114	14,890,523
Edwards Lifesciences Corp*	513,965	33,916,550
Globus Medical Inc*	905,840	64,803,794
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Hoya Corp	166,300	$22,895,035
Inspire Medical Systems Inc*	166,240	35,084,952
Intuitive Surgical Inc*	195,047	95,820,740
Lantheus Holdings Inc*	408,175	44,797,206
Medtronic PLC	482,229	43,415,077
Penumbra Inc*	203,852	39,610,482
STERIS PLC	140,000	33,955,600
Stryker Corp	292,880	105,805,829
Teleflex Inc	187,566	46,388,823
		920,215,210
Health Care Providers & Services – 12.7%
AmerisourceBergen Corp	171,701	38,646,461
Anthem Inc	157,929	82,123,080
Centene Corp*	358,334	26,975,384
HCA Healthcare Inc	204,488	83,110,058
Humana Inc	148,552	47,052,361
McKesson Corp	90,634	44,811,262
NeoGenomics Inc*	1,051,199	15,505,185
UnitedHealth Group Inc	669,527	391,459,046
		729,682,837
Life Sciences Tools & Services – 5.4%
Danaher Corp	382,574	106,363,223
ICON PLC*	80,451	23,114,377
Illumina Inc*	225,422	29,397,283
IQVIA Holdings Inc*	56,200	13,317,714
Sotera Health Co*	1,388,268	23,184,076
Thermo Fisher Scientific Inc	182,662	112,989,233
		308,365,906
Pharmaceuticals – 31.5%
AstraZeneca PLC	1,345,184	208,364,976
Avadel Pharmaceuticals PLC*	2,673,450	35,062,297
Edgewise Therapeutics Inc*	583,479	15,573,054
Eli Lilly & Co	544,696	482,567,974
Johnson & Johnson	874,403	141,705,750
Merck & Co Inc	1,289,487	146,434,144
Novartis AG (ADR)	1,125,606	129,467,202
Novo Nordisk A/S - Class B	2,256,685	265,187,030
Roche Holding AG	221,661	70,883,321
Royalty Pharma PLC - Class A	743,685	21,038,849
Sanofi	1,383,566	158,457,090
Structure Therapeutics Inc (ADR)*,#	741,957	32,564,493
Takeda Pharmaceutical Co Ltd	567,136	16,192,046
Teva Pharmaceutical Industries Ltd (ADR)*	2,105,172	37,935,199
Zoetis Inc	240,647	47,017,611
		1,808,451,036
Total Common Stocks (cost $3,359,133,130)		5,641,740,691
Private Investment in Public Equity (PIPES) – 0.2%
Biotechnology – 0.2%
Bridgebio Pharma Inc* (cost $9,699,993)	355,702	9,056,173
Private Placements – 0.9%
Biotechnology – 0.6%
Arbor Biotechnologies Inc*,¢,§	156,426	642,911
Asher Biotherapeutics - Series C*,¢,§	2,580,733	2,999,999
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,411,576
Attralus Inc*,¢,§	669,935	5,198,696
Curevo Inc*,¢,§	2,031,087	5,707,354
Curevo Inc SAFE Note*,¢,§	87,461,064	874,611
Element Biosciences Inc*,¢,§	425,023	4,136,621
Shoreline Biosciences Inc*,¢,§	747,187	5,641,262
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Private Placements – (continued)
Biotechnology – (continued)
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	$7,371,325
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		35,364,882
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	1,872,981
Freenome Holdings Inc - Series D*,¢,§	342,803	1,905,985
		3,778,966
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,005,833
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	6,150,168
Total Private Placements (cost $56,331,968)		48,299,849
Rights – 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢ (cost $1,180,320)	874,311	0
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§	1	0
Magnolia Medical Technologies Inc, expires 12/31/25*,¢,§	37,748	38
Total Warrants (cost $0)		38
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $1,199,935)	1,199,575	1,199,814
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	9,641,428	9,641,428
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$2,410,357	2,410,357
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,051,785)		12,051,785
Total Investments (total cost $3,439,981,637) – 99.7%		5,712,732,856
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		19,619,354
Net Assets – 100%		$5,732,352,210

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,561,161,215	79.8%
Denmark	338,943,035	5.9
United Kingdom	208,364,976	3.6
Switzerland	200,350,523	3.5
France	158,457,090	2.8
Belgium	111,461,948	2.0
Japan	39,087,081	0.7
Israel	37,935,199	0.7
China	33,857,412	0.6
Ireland	23,114,377	0.4
Total	$5,712,732,856	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$45,341,069	$856,801,880	$(900,938,884)	$322	$(4,573)	$1,199,814	1,199,575	$878,010
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	22,129,732	272,102,357	(284,590,661)	-	-	9,641,428	9,641,428	115,799 ∆
Total Affiliated Investments - 0.2%
	$67,470,801	$1,128,904,237	$(1,185,529,545)	$322	$(4,573)	$10,841,242	10,841,003	$993,809

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$12,128,025	$—	$(12,128,025)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $48,684,393, which represents 0.8% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Arbor Biotechnologies Inc	10/29/21	$2,591,979	$642,911	0.0%
Asher Biotherapeutics - Series C	4/3/24	2,999,999	2,999,999	0.1
Asher Biotherapeutics Inc	8/23/21	2,438,924	1,411,576	0.0
Attralus Inc	8/31/21	5,198,696	5,198,696	0.1
Bicara Therapeutics	12/6/23	5,583,316	11,151,454	0.2
Curevo Inc	11/10/22	5,330,344	5,707,354	0.1
Curevo Inc SAFE Note	8/5/24	874,611	874,611	0.0
Element Biosciences Inc	6/21/21	8,737,070	4,136,621	0.1
Freenome Holdings Inc - Series C	8/14/20	2,231,817	1,872,981	0.0
Freenome Holdings Inc - Series D	11/22/21	2,585,523	1,905,985	0.1
HeartFlow Inc - Series F	3/24/23	5,512,910	6,150,168	0.1
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc, 12/31/25	7/12/24	0	38	0.0
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25	12/29/23 - 7/12/24	384,506	384,506	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,005,833	0.1
Shoreline Biosciences Inc	10/28/21	7,522,230	5,641,262	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22	4,465,171	7,371,325	0.1
TwinStrand Biosciences Inc	4/30/21	2,750,001	1,380,527	0.0
Total		$62,299,790	$59,835,847	1.1%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
Janus Investment Fund | 5

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$384,506
Common Stocks	5,641,740,691	-	-
Private Investment in Public Equity (PIPES)	9,056,173	-	-
Private Placements	-	-	48,299,849
Rights	-	-	0
Warrants	-	-	38
Investment Companies	-	1,199,814	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,051,785	-
Total Assets	$5,650,796,864	$13,251,599	$48,684,393
6  | September 30, 2024

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $3,429,140,274)(1)	$5,701,891,614
Affiliated investments, at value (cost $10,841,363)	10,841,242
Trustees' deferred compensation	161,524
Receivables:
Investments sold	20,805,572
Foreign tax reclaims	8,256,359
Fund shares sold	7,120,752
Dividends	2,289,770
Dividends from affiliates	66,610
Interest	29,265
Other assets	257,402
Total Assets	5,751,720,110
Liabilities:
Due to custodian	4,575
Foreign cash due to custodian	780
Collateral for securities loaned (Note 2)	12,051,785
Payables:
Advisory fees	3,064,291
Fund shares repurchased	2,887,077
Transfer agent fees and expenses	767,308
Trustees' deferred compensation fees	161,524
12b-1 Distribution and shareholder servicing fees	130,119
Professional fees	72,055
Trustees' fees and expenses	29,667
Custodian fees	13,228
Affiliated fund administration fees payable	11,970
Accrued expenses and other payables	173,521
Total Liabilities	19,367,900
Commitments and contingent liabilities (Note 3)
Net Assets	$5,732,352,210
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,290,078,249
Total distributable earnings (loss)	2,442,273,961
Total Net Assets	$5,732,352,210
Net Assets - Class A Shares	$300,274,483
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,818,445
Net Asset Value Per Share(2)	$78.64
Maximum Offering Price Per Share(3)	$83.44
Net Assets - Class C Shares	$75,675,860
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,106,619
Net Asset Value Per Share(2)	$68.38
Net Assets - Class D Shares	$1,938,487,435
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,044,980
Net Asset Value Per Share	$80.62
Net Assets - Class I Shares	$1,539,840,185
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,057,327
Net Asset Value Per Share	$80.80
Net Assets - Class N Shares	$445,637,543
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,533,582
Net Asset Value Per Share	$80.53
Net Assets - Class S Shares	$30,286,360
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	395,833
Net Asset Value Per Share	$76.51
Net Assets - Class T Shares	$1,402,150,344
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,510,632
Net Asset Value Per Share	$80.07

(1)	Includes $12,128,025 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Life Sciences Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$55,868,540
Dividends from affiliates	878,010
Affiliated securities lending income, net	115,799
Unaffiliated securities lending income, net	29,156
Interest	20,893
Other income	20,920
Foreign tax withheld	(254,186)
Total Investment Income	56,679,132
Expenses:
Advisory fees	32,838,016
12b-1 Distribution and shareholder servicing fees:
Class A Shares	700,679
Class C Shares	752,176
Class S Shares	71,155
Transfer agent administrative fees and expenses:
Class D Shares	2,017,109
Class S Shares	71,225
Class T Shares	3,238,893
Transfer agent networking and omnibus fees:
Class A Shares	164,239
Class C Shares	69,045
Class I Shares	1,215,166
Other transfer agent fees and expenses:
Class A Shares	14,224
Class C Shares	3,146
Class D Shares	199,856
Class I Shares	51,971
Class N Shares	13,874
Class S Shares	364
Class T Shares	12,976
Shareholder reports expense	411,205
Professional fees	381,821
Custodian fees	213,960
Registration fees	201,034
Affiliated fund administration fees	166,664
Trustees' fees and expenses	115,860
Other expenses	335,790
Total Expenses	43,260,448
Less: Excess Expense Reimbursement and Waivers	(195,353)
Net Expenses	43,065,095
Net Investment Income/(Loss)	13,614,037
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	242,483,492
Investments in affiliates	322
Total Net Realized Gain/(Loss) on Investments	242,483,814
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	926,275,105
Investments in affiliates	(4,573)
Total Change in Unrealized Net Appreciation/Depreciation	926,270,532
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,182,368,383
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Life Sciences Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$13,614,037	$17,631,832
Net realized gain/(loss) on investments	242,483,814	190,815,018
Change in unrealized net appreciation/depreciation	926,270,532	313,980,102
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,182,368,383	522,426,952
Dividends and Distributions to Shareholders:
Class A Shares	(11,901,763)	(204,832)
Class C Shares	(3,759,454)	—
Class D Shares	(71,917,170)	(4,425,702)
Class I Shares	(45,395,099)	(2,945,592)
Class N Shares	(7,168,551)	(1,369,727)
Class S Shares	(1,236,013)	—
Class T Shares	(51,942,773)	(1,747,688)
Net Decrease from Dividends and Distributions to Shareholders	(193,320,823)	(10,693,541)
Capital Share Transactions:
Class A Shares	(31,171,308)	7,763,880
Class C Shares	(19,924,539)	(37,936,829)
Class D Shares	(60,154,805)	(84,776,123)
Class I Shares	247,669,042	102,693,770
Class N Shares	85,181,680	125,825,299
Class S Shares	(3,199,072)	784,832
Class T Shares	(57,094,224)	(34,796,528)
Net Increase/(Decrease) from Capital Share Transactions	161,306,774	79,558,301
Net Increase/(Decrease) in Net Assets	1,150,354,334	591,291,712
Net Assets:
Beginning of period	4,581,997,876	3,990,706,164
End of period	$5,732,352,210	$4,581,997,876
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$65.05	$57.73	$72.24	$66.20	$53.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.16	0.04	0.07	0.41 (2)
Net realized and unrealized gain/(loss)	16.39	7.21	(7.84)	11.44	15.62
Total from Investment Operations	16.46	7.37	(7.80)	11.51	16.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.05)	(0.76)	(0.66)	(0.40)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(2.87)	(0.05)	(6.71)	(5.47)	(3.72)
Net Asset Value, End of Period	$78.64	$65.05	$57.73	$72.24	$66.20
Total Return*	26.32%	12.77%	(11.96)%	17.70%	30.58%
Net Assets, End of Period (in thousands)	$300,274	$276,513	$238,774	$285,239	$228,005
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.98%	0.98%	0.98%	0.97%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.98%	0.98%	0.97%	0.98%
Ratio of Net Investment Income/(Loss)	0.10%	0.24%	0.07%	0.10%	0.69% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.33	$51.22	$64.73	$59.83	$49.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.40)	(0.29)	(0.35)	(0.39)	— (2),(3)
Net realized and unrealized gain/(loss)	14.30	6.40	(6.96)	10.32	14.15
Total from Investment Operations	13.90	6.11	(7.31)	9.93	14.15
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.25)	(0.22)	— (3)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(2.85)	—	(6.20)	(5.03)	(3.32)
Net Asset Value, End of Period	$68.38	$57.33	$51.22	$64.73	$59.83
Total Return*	25.36%	11.93%	(12.55)%	16.86%	29.66%
Net Assets, End of Period (in thousands)	$75,676	$82,025	$106,819	$157,110	$155,599
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.74%	1.70%	1.65%	1.69%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.70%	1.65%	1.69%	1.69%
Ratio of Net Investment Income/(Loss)	(0.65)%	(0.50)%	(0.61)%	(0.61)%	(0.01)% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.27 and 0.49%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.57	$59.09	$73.77	$67.47	$54.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.28	0.16	0.20	0.53 (2)
Net realized and unrealized gain/(loss)	16.77	7.37	(8.02)	11.66	15.90
Total from Investment Operations	16.99	7.65	(7.86)	11.86	16.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.17)	(0.87)	(0.75)	(0.50)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(2.94)	(0.17)	(6.82)	(5.56)	(3.82)
Net Asset Value, End of Period	$80.62	$66.57	$59.09	$73.77	$67.47
Total Return*	26.56%	12.95%	(11.81)%	17.91%	30.80%
Net Assets, End of Period (in thousands)	$1,938,487	$1,649,818	$1,538,660	$1,848,983	$1,653,849
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.80%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Investment Income/(Loss)	0.30%	0.42%	0.24%	0.28%	0.87% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.72	$59.22	$73.93	$67.61	$54.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.31	0.18	0.23	0.57 (2)
Net realized and unrealized gain/(loss)	16.79	7.39	(8.03)	11.69	15.93
Total from Investment Operations	17.04	7.70	(7.85)	11.92	16.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.20)	(0.91)	(0.79)	(0.53)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(2.96)	(0.20)	(6.86)	(5.60)	(3.85)
Net Asset Value, End of Period	$80.80	$66.72	$59.22	$73.93	$67.61
Total Return*	26.58%	13.01%	(11.77)%	17.96%	30.89%
Net Assets, End of Period (in thousands)	$1,539,840	$1,047,057	$839,582	$1,079,081	$911,963
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.77%	0.77%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	0.34%	0.46%	0.28%	0.32%	0.93% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.48	$59.02	$73.69	$67.41	$54.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.33	0.39	0.24	0.31	0.66 (2)
Net realized and unrealized gain/(loss)	16.72	7.34	(7.99)	11.62	15.85
Total from Investment Operations	17.05	7.73	(7.75)	11.93	16.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.27)	(0.97)	(0.84)	(0.59)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(3.00)	(0.27)	(6.92)	(5.65)	(3.91)
Net Asset Value, End of Period	$80.53	$66.48	$59.02	$73.69	$67.41
Total Return*	26.71%	13.10%	(11.68)%	18.04%	30.99%
Net Assets, End of Period (in thousands)	$445,638	$289,363	$138,495	$176,576	$144,543
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.68%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	0.45%	0.58%	0.37%	0.43%	1.08% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$63.47	$56.40	$70.72	$64.93	$52.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	0.03	(0.08)	(0.07)	0.31 (2)
Net realized and unrealized gain/(loss)	15.95	7.04	(7.66)	11.21	15.31
Total from Investment Operations	15.89	7.07	(7.74)	11.14	15.62
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.63)	(0.54)	(0.31)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(2.85)	—	(6.58)	(5.35)	(3.63)
Net Asset Value, End of Period	$76.51	$63.47	$56.40	$70.72	$64.93
Total Return*	26.06%	12.54%	(12.13)%	17.46%	30.33%
Net Assets, End of Period (in thousands)	$30,286	$28,027	$24,128	$27,575	$24,287
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18%	1.18%	1.18%	1.17%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.18%	1.18%	1.17%	1.18%
Ratio of Net Investment Income/(Loss)	(0.09)%	0.05%	(0.13)%	(0.09)%	0.52% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively.

See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.17	$58.72	$73.33	$67.11	$54.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.21	0.09	0.12	0.46 (2)
Net realized and unrealized gain/(loss)	16.66	7.33	(7.96)	11.60	15.82
Total from Investment Operations	16.80	7.54	(7.87)	11.72	16.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.09)	(0.79)	(0.69)	(0.44)
Distributions (from capital gains)	(2.85)	—	(5.95)	(4.81)	(3.32)
Total Dividends and Distributions	(2.90)	(0.09)	(6.74)	(5.50)	(3.76)
Net Asset Value, End of Period	$80.07	$66.17	$58.72	$73.33	$67.11
Total Return*	26.40%	12.85%	(11.89)%	17.78%	30.66%
Net Assets, End of Period (in thousands)	$1,402,150	$1,209,195	$1,104,248	$1,378,342	$1,268,796
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.92%	0.92%	0.92%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.90%	0.91%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	0.19%	0.32%	0.14%	0.17%	0.76% (2)
Portfolio Turnover Rate	35%	34%	21%	32%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment
Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
18 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 19

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
20 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 21

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Private Investment in Public Equity
Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
22 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $12,128,025. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $12,051,785, resulting in the net amount due from the counterparty of $76,240.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and
Janus Investment Fund | 23

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
24 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $44,135.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $5,629.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the
Janus Investment Fund | 25

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $372,659 in purchases and $2,514,022 in sales, resulting in a net realized loss of $917,868. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s
Statement of Operations.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$123,857,306	$120,219,377	$-	$-	$83,238	$2,198,114,040
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,514,618,816	$2,285,533,896	$(87,419,856)	$2,198,114,040
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$5,295,400	$188,025,423	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$10,693,541	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $16,640,530, including $8,716,030 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
26 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	764,084	$54,409,116	819,225	$53,949,962
Reinvested dividends and distributions	132,352	8,457,279	2,213	143,406
Shares repurchased	(1,328,880)	(94,037,703)	(706,420)	(46,329,488)
Net Increase/(Decrease)	(432,444)	$(31,171,308)	115,018	$7,763,880
Class C Shares:
Shares sold	154,188	$9,604,877	182,628	$10,733,572
Reinvested dividends and distributions	62,167	3,475,745	-	-
Shares repurchased	(540,445)	(33,005,161)	(837,405)	(48,670,401)
Net Increase/(Decrease)	(324,090)	$(19,924,539)	(654,777)	$(37,936,829)
Class D Shares:
Shares sold	676,108	$49,574,091	841,254	$56,364,520
Reinvested dividends and distributions	1,056,894	69,141,965	64,477	4,270,307
Shares repurchased	(2,469,701)	(178,870,861)	(2,162,741)	(145,410,950)
Net Increase/(Decrease)	(736,699)	$(60,154,805)	(1,257,010)	$(84,776,123)
Class I Shares:
Shares sold	7,252,908	$529,875,031	5,192,746	$350,799,771
Reinvested dividends and distributions	581,451	38,114,130	36,192	2,401,366
Shares repurchased	(4,471,068)	(320,320,119)	(3,711,584)	(250,507,367)
Net Increase/(Decrease)	3,363,291	$247,669,042	1,517,354	$102,693,770
Class N Shares:
Shares sold	5,399,873	$383,563,542	3,722,870	$242,022,686
Reinvested dividends and distributions	106,451	6,949,142	20,622	1,362,480
Shares repurchased	(4,325,327)	(305,331,004)	(1,737,392)	(117,559,867)
Net Increase/(Decrease)	1,180,997	$85,181,680	2,006,100	$125,825,299
Class S Shares:
Shares sold	59,598	$4,112,788	94,092	$6,021,884
Reinvested dividends and distributions	19,846	1,236,013	-	-
Shares repurchased	(125,203)	(8,547,873)	(80,322)	(5,237,052)
Net Increase/(Decrease)	(45,759)	$(3,199,072)	13,770	$784,832
Class T Shares:
Shares sold	1,328,625	$97,459,125	1,560,705	$104,557,447
Reinvested dividends and distributions	782,824	50,907,051	26,018	1,713,815
Shares repurchased	(2,875,971)	(205,460,400)	(2,117,502)	(141,067,790)
Net Increase/(Decrease)	(764,522)	$(57,094,224)	(530,779)	$(34,796,528)
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,777,165,252	$1,792,488,948	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Global Life Sciences Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Life Sciences Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Life Sciences Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, investee companies and brokers; when replies were not received from brokers and investee companies, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
28 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Capital Gain Distributions	$196,741,453
Dividends Received Deduction Percentage	26%
Qualified Dividend Income Percentage	41%
Janus Investment Fund | 29

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
30 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
32 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
34 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 35

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | September 30, 2024

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Global Life Sciences Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93043 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Real Estate Fund
Janus Investment Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Real Estate Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 99.5%
Diversified Telecommunication Services – 0.8%
Cellnex Telecom SAž,*	87,909	$3,564,421
Equity Real Estate Investment Trusts (REITs) – 5.6%
Activia Properties Inc	1,312	2,985,346
British Land Co PLC	548,405	3,191,717
KDX Realty Investment Corp	2,985	3,140,575
Merlin Properties Socimi SA	390,159	4,937,402
Stockland	1,850,209	6,701,246
United Urban Investment Corp	2,935	2,820,427
		23,776,713
Health Care Real Estate Investment Trusts (REITs) – 6.5%
Sabra Health Care Inc	409,906	7,628,351
Welltower Inc	156,662	20,057,436
		27,685,787
Hotel & Resort Real Estate Investment Trusts (REITs) – 1.5%
Invincible Investment Corp	9,537	4,121,131
Japan Hotel Investment Corp	4,705	2,340,877
		6,462,008
Hotels, Restaurants & Leisure – 1.8%
Wyndham Hotels & Resorts Inc	97,192	7,594,583
Industrial Real Estate Investment Trusts (REITs) – 18.7%
EastGroup Properties Inc	57,557	10,752,799
First Industrial Realty Trust Inc	185,503	10,384,458
Goodman Group	523,321	13,379,996
Lineage Inc#	105,027	8,232,016
Mapletree Logistics Trust	2,993,300	3,401,213
Prologis Inc	140,044	17,684,756
Segro PLC	516,000	6,028,311
STAG Industrial Inc	179,231	7,006,140
Tritax Big Box REIT PLC	1,312,103	2,790,440
		79,660,129
Information Technology Services – 0.3%
NEXTDC Ltd*	87,999	1,064,435
Office Real Estate Investment Trusts (REITs) – 3.3%
Dexus	600,451	3,145,939
Helical PLC	530,000	1,594,017
Kilroy Realty Corp	199,420	7,717,554
Workspace Group PLC	167,916	1,458,948
		13,916,458
Real Estate Management & Development – 17.6%
Capitaland Investment Ltd/Singapore	2,732,700	6,635,555
CBRE Group Inc*	37,909	4,718,912
China Resources Land Ltd	2,026,500	7,468,769
Corp Inmobiliaria Vesta SAB de CV (ADR)	133,094	3,585,552
CTP NVž	199,064	3,633,565
Fastighets AB Balder - Class B*	474,117	4,166,902
Hongkong Land Holdings Ltd	806,200	2,821,700
LEG Immobilien AG	34,571	3,608,433
Mitsubishi Estate Co Ltd	392,451	6,167,633
Mitsui Fudosan Co Ltd	1,221,400	11,371,743
Sun Hung Kai Properties Ltd	528,500	5,816,247
VGP NV	26,571	2,720,772
Vonovia SE	214,340	7,808,105
Wharf Real Estate Investment Co Ltd	1,155,000	4,085,945
		74,609,833
Residential Real Estate Investment Trusts (REITs) – 14.5%
American Homes 4 Rent LP	282,610	10,849,398
AvalonBay Communities Inc	60,806	13,696,552
Canadian Apartment Properties	264,469	10,754,382
Equity LifeStyle Properties Inc	137,042	9,776,576
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
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Janus Henderson Global Real Estate Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Residential Real Estate Investment Trusts (REITs) – (continued)
Nippon Accommodations Fund Inc	571	$2,534,952
UDR Inc	251,098	11,384,783
UNITE Group PLC	220,000	2,764,299
		61,760,942
Retail Real Estate Investment Trusts (REITs) – 13.6%
CapitaLand Mall Trust	6,206,700	5,934,317
Federal Realty Investment Trust	88,310	10,153,001
Hammerson PLC	717,990	3,051,489
Japan Retail Fund Investment Corp	4,883	3,282,289
Macerich Co	422,044	7,698,082
Realty Income Corp	341,386	21,650,700
Scentre Group	1,657,854	4,182,565
Unibail-Rodamco-Westfield*	23,000	2,012,087
		57,964,530
Specialized Real Estate Investment Trusts (REITs) – 15.3%
CubeSmart	143,100	7,703,073
Equinix Inc	29,888	26,529,485
Public Storage	58,435	21,262,744
Safestore Holdings PLC	241,997	2,901,596
SBA Communications Corp	27,737	6,676,296
		65,073,194
Total Common Stocks (cost $360,254,506)		423,133,033
Rights – 0%
Retail Real Estate Investment Trusts (REITs) – 0%
CapitaLand Integrated Commercial Trust* (cost $0)	289,900	0
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $1,858,010)	1,857,574	1,857,946
Investments Purchased with Cash Collateral from Securities Lending – 1.3%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	4,537,152	4,537,152
Time Deposits – 0.3%
Royal Bank of Canada, 4.8100%, 10/1/24	$1,134,288	1,134,288
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,671,440)		5,671,440
Total Investments (total cost $367,783,956) – 101.2%		430,662,419
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(5,284,110)
Net Assets – 100%		$425,378,309
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Global Real Estate Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$256,687,081	59.6%
Japan	38,764,973	9.0
Australia	28,474,181	6.6
United Kingdom	23,780,817	5.5
Singapore	15,971,085	3.7
Hong Kong	12,723,892	3.0
Germany	11,416,538	2.7
Canada	10,754,382	2.5
Spain	8,501,823	2.0
China	7,468,769	1.7
Sweden	4,166,902	1.0
Netherlands	3,633,565	0.8
Mexico	3,585,552	0.8
Belgium	2,720,772	0.6
France	2,012,087	0.5
Total	$430,662,419	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$1,792,180	$101,780,831	$(101,715,056)	$234	$(243)	$1,857,946	1,857,574	$139,235
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	4,557,000	49,924,300	(49,944,148)	-	-	4,537,152	4,537,152	10,578 ∆
Total Affiliated Investments - 1.4%
	$6,349,180	$151,705,131	$(151,659,204)	$234	$(243)	$6,395,098	6,394,726	$149,813

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability	Collateral Pledged	Net Amount
JPMorgan Chase Bank, National Association	$5,556,593	$—	$(5,556,593)	$—
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Real Estate Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $7,197,986, which represents 1.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$423,133,033	$-	$-
Rights	-	0	-
Investment Companies	-	1,857,946	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,671,440	-
Total Assets	$423,133,033	$7,529,386	$-
4  | September 30, 2024

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $361,388,794)(1)	$424,267,321
Affiliated investments, at value (cost $6,395,162)	6,395,098
Cash denominated in foreign currency (cost $241,219)	241,219
Trustees' deferred compensation	11,949
Receivables:
Investments sold	3,146,800
Dividends	1,119,221
Foreign tax reclaims	373,563
Fund shares sold	134,087
Dividends from affiliates	7,170
Other assets	5,363
Total Assets	435,701,791
Liabilities:
Due to custodian	279
Collateral for securities loaned (Note 2)	5,671,440
Payables:
Investments purchased	2,498,763
Fund shares repurchased	1,272,474
Dividends	490,564
Advisory fees	181,796
Professional fees	66,134
Transfer agent fees and expenses	52,308
Trustees' deferred compensation fees	11,950
Custodian fees	8,762
12b-1 Distribution and shareholder servicing fees	6,008
Trustees' fees and expenses	2,268
Affiliated fund administration fees payable	867
Accrued expenses and other payables	59,869
Total Liabilities	10,323,482
Commitments and contingent liabilities (Note 3)
Net Assets	$425,378,309
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$439,149,237
Total distributable earnings (loss)	(13,770,928)
Total Net Assets	$425,378,309
Net Assets - Class A Shares	$12,584,401
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	984,555
Net Asset Value Per Share(2)	$12.78
Maximum Offering Price Per Share(3)	$13.56
Net Assets - Class C Shares	$2,404,457
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	192,676
Net Asset Value Per Share(2)	$12.48
Net Assets - Class D Shares	$40,372,810
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,130,496
Net Asset Value Per Share	$12.90
Net Assets - Class I Shares	$192,604,571
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,953,998
Net Asset Value Per Share	$12.88
Net Assets - Class N Shares	$106,918,040
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,299,292
Net Asset Value Per Share	$12.88
Net Assets - Class S Shares	$7,358,287
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	578,234
Net Asset Value Per Share	$12.73
Net Assets - Class T Shares	$63,135,743
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,904,258
Net Asset Value Per Share	$12.87

(1)	Includes $5,556,593 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Global Real Estate Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$14,543,352
Dividends from affiliates	139,235
Affiliated securities lending income, net	10,578
Unaffiliated securities lending income, net	2,695
Other income	12,360
Foreign tax withheld	(598,300)
Total Investment Income	14,109,920
Expenses:
Advisory fees	2,233,046
12b-1 Distribution and shareholder servicing fees:
Class A Shares	26,487
Class C Shares	25,809
Class S Shares	17,429
Transfer agent administrative fees and expenses:
Class D Shares	42,577
Class S Shares	17,490
Class T Shares	156,335
Transfer agent networking and omnibus fees:
Class A Shares	9,154
Class C Shares	2,652
Class I Shares	216,983
Other transfer agent fees and expenses:
Class A Shares	687
Class C Shares	138
Class D Shares	12,118
Class I Shares	10,126
Class N Shares	4,413
Class S Shares	260
Class T Shares	1,094
Registration fees	118,075
Professional fees	67,575
Shareholder reports expense	56,386
Custodian fees	45,709
Affiliated fund administration fees	13,365
Trustees' fees and expenses	9,173
Other expenses	134,365
Total Expenses	3,221,446
Less: Excess Expense Reimbursement and Waivers	(3,963)
Net Expenses	3,217,483
Net Investment Income/(Loss)	10,892,437
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(8,337,450)
Investments in affiliates	234
Total Net Realized Gain/(Loss) on Investments	(8,337,216)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	96,234,820
Investments in affiliates	(243)
Total Change in Unrealized Net Appreciation/Depreciation	96,234,577
Net Increase/(Decrease) in Net Assets Resulting from Operations	$98,789,798
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Real Estate Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$10,892,437	$11,456,626
Net realized gain/(loss) on investments	(8,337,216)	(42,618,729)
Change in unrealized net appreciation/depreciation	96,234,577	49,017,427
Net Increase/(Decrease) in Net Assets Resulting from Operations	98,789,798	17,855,324
Dividends and Distributions to Shareholders:
Class A Shares	(294,526)	(225,745)
Class C Shares	(51,527)	(48,188)
Class D Shares	(1,098,753)	(943,835)
Class I Shares	(6,217,989)	(6,948,738)
Class N Shares	(3,080,051)	(2,192,375)
Class S Shares	(180,910)	(138,053)
Class T Shares	(1,778,993)	(1,655,740)
Net Decrease from Dividends and Distributions to Shareholders	(12,702,749)	(12,152,674)
Capital Share Transactions:
Class A Shares	364,319	(1,582,808)
Class C Shares	(1,374,687)	(1,337,251)
Class D Shares	(5,105,624)	(7,066,110)
Class I Shares	(89,760,693)	(148,381,631)
Class N Shares	(9,903,658)	15,608,515
Class S Shares	(1,139,074)	(101,876)
Class T Shares	(15,795,512)	(22,376,999)
Net Increase/(Decrease) from Capital Share Transactions	(122,714,929)	(165,238,160)
Net Increase/(Decrease) in Net Assets	(36,627,880)	(159,535,510)
Net Assets:
Beginning of period	462,006,189	621,541,699
End of period	$425,378,309	$462,006,189
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Real Estate Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.43	$10.53	$14.65	$12.18	$13.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.20	0.21	0.32	0.18
Net realized and unrealized gain/(loss)	2.40	(0.08) (2)	(3.55)	2.38	(0.49)
Total from Investment Operations	2.66	0.12	(3.34)	2.70	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.22)	(0.38)	(0.23)	(0.37)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.31)	(0.22)	(0.78)	(0.23)	(0.51)
Net Asset Value, End of Period	$12.78	$10.43	$10.53	$14.65	$12.18
Total Return*	25.87%	1.08%	(24.19)%	22.32%	(2.53)%
Net Assets, End of Period (in thousands)	$12,584	$9,944	$11,566	$15,294	$9,857
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.99%	1.20%	1.27%	1.23%	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.20%	1.27%	1.23%	1.25%
Ratio of Net Investment Income/(Loss)	2.31%	1.80%	1.56%	2.25%	1.42%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Real Estate Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.19	$10.28	$14.34	$11.98	$12.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.11	0.10	0.18	0.08
Net realized and unrealized gain/(loss)	2.35	(0.07) (2)	(3.46)	2.37	(0.49)
Total from Investment Operations	2.51	0.04	(3.36)	2.55	(0.41)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.13)	(0.30)	(0.19)	(0.28)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.22)	(0.13)	(0.70)	(0.19)	(0.42)
Net Asset Value, End of Period	$12.48	$10.19	$10.28	$14.34	$11.98
Total Return*	24.87%	0.36%	(24.81)%	21.34%	(3.33)%
Net Assets, End of Period (in thousands)	$2,404	$3,249	$4,548	$6,766	$5,908
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.83%	1.99%	2.00%	2.03%	2.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.79%	1.99%	2.00%	2.03%	2.03%
Ratio of Net Investment Income/(Loss)	1.49%	1.00%	0.75%	1.31%	0.65%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Real Estate Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.52	$10.62	$14.77	$12.26	$13.09
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.22	0.24	0.34	0.20
Net realized and unrealized gain/(loss)	2.43	(0.08) (2)	(3.58)	2.41	(0.50)
Total from Investment Operations	2.71	0.14	(3.34)	2.75	(0.30)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.24)	(0.41)	(0.24)	(0.39)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.33)	(0.24)	(0.81)	(0.24)	(0.53)
Net Asset Value, End of Period	$12.90	$10.52	$10.62	$14.77	$12.26
Total Return*	26.15%	1.26%	(24.05)%	22.59%	(2.39)%
Net Assets, End of Period (in thousands)	$40,373	$37,677	$44,666	$58,872	$42,584
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.80%	1.03%	1.08%	1.06%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	1.03%	1.08%	1.06%	1.08%
Ratio of Net Investment Income/(Loss)	2.49%	1.98%	1.74%	2.41%	1.62%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Real Estate Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.51	$10.60	$14.75	$12.25	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.23	0.24	0.34	0.22
Net realized and unrealized gain/(loss)	2.42	(0.07) (2)	(3.58)	2.41	(0.51)
Total from Investment Operations	2.71	0.16	(3.34)	2.75	(0.29)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.25)	(0.41)	(0.25)	(0.40)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.34)	(0.25)	(0.81)	(0.25)	(0.54)
Net Asset Value, End of Period	$12.88	$10.51	$10.60	$14.75	$12.25
Total Return*	26.17%	1.42%	(24.04)%	22.56%	(2.31)%
Net Assets, End of Period (in thousands)	$192,605	$241,439	$383,144	$551,129	$408,928
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.73%	0.97%	1.03%	1.00%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.97%	1.03%	1.00%	1.02%
Ratio of Net Investment Income/(Loss)	2.57%	2.00%	1.77%	2.44%	1.83%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Real Estate Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.51	$10.61	$14.76	$12.24	$13.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.25	0.26	0.35	0.23
Net realized and unrealized gain/(loss)	2.42	(0.09) (2)	(3.58)	2.42	(0.51)
Total from Investment Operations	2.72	0.16	(3.32)	2.77	(0.28)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.26)	(0.43)	(0.25)	(0.41)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.35)	(0.26)	(0.83)	(0.25)	(0.55)
Net Asset Value, End of Period	$12.88	$10.51	$10.61	$14.76	$12.24
Total Return*	26.30%	1.45%	(23.94)%	22.80%	(2.22)%
Net Assets, End of Period (in thousands)	$106,918	$96,342	$82,484	$114,928	$88,550
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.62%	0.84%	0.92%	0.90%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.84%	0.92%	0.90%	0.92%
Ratio of Net Investment Income/(Loss)	2.66%	2.22%	1.88%	2.49%	1.84%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Real Estate Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.39	$10.48	$14.59	$12.15	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.19	0.19	0.29	0.16
Net realized and unrealized gain/(loss)	2.39	(0.08) (2)	(3.54)	2.37	(0.49)
Total from Investment Operations	2.63	0.11	(3.35)	2.66	(0.33)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.20)	(0.36)	(0.22)	(0.35)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.29)	(0.20)	(0.76)	(0.22)	(0.49)
Net Asset Value, End of Period	$12.73	$10.39	$10.48	$14.59	$12.15
Total Return*	25.67%	1.02%	(24.37)%	22.03%	(2.69)%
Net Assets, End of Period (in thousands)	$7,358	$7,085	$7,238	$9,178	$6,692
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16%	1.38%	1.46%	1.43%	1.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.37%	1.45%	1.43%	1.46%
Ratio of Net Investment Income/(Loss)	2.14%	1.66%	1.38%	2.06%	1.30%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Real Estate Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.50	$10.60	$14.75	$12.25	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.22	0.23	0.32	0.19
Net realized and unrealized gain/(loss)	2.42	(0.09) (2)	(3.59)	2.42	(0.50)
Total from Investment Operations	2.69	0.13	(3.36)	2.74	(0.31)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.23)	(0.39)	(0.24)	(0.38)
Distributions (from capital gains)	—	—	(0.40)	—	(0.14)
Total Dividends and Distributions	(0.32)	(0.23)	(0.79)	(0.24)	(0.52)
Net Asset Value, End of Period	$12.87	$10.50	$10.60	$14.75	$12.25
Total Return*	26.02%	1.19%	(24.15)%	22.49%	(2.47)%
Net Assets, End of Period (in thousands)	$63,136	$66,270	$87,895	$121,737	$91,313
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87%	1.10%	1.17%	1.14%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	1.10%	1.17%	1.14%	1.16%
Ratio of Net Investment Income/(Loss)	2.42%	1.91%	1.65%	2.30%	1.57%
Portfolio Turnover Rate	87%	66%	68%	77%	69%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2024

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
18 | September 30, 2024

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate
Janus Investment Fund | 19

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
20 | September 30, 2024

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,556,593. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $5,671,440, resulting in the net amount due the counterparty of $114,847.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see
 the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.75%, and the Fund’s benchmark index used in the calculation is the FTSE EPRA Nareit Global Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
Janus Investment Fund | 21

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.52%.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
22 | September 30, 2024

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $2,208.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $52.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of
Janus Investment Fund | 23

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,793,182	$-	$(73,275,569)	$-	$(8,043)	$56,719,502
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(52,282,382)	$(20,993,187)	$(73,275,569)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$373,942,917	$66,334,491	$(9,614,989)	$56,719,502
24 | September 30, 2024

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$12,702,749	$-	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$12,152,674	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	182,748	$2,038,137	168,443	$1,902,931
Reinvested dividends and distributions	22,993	265,414	17,846	194,636
Shares repurchased	(174,687)	(1,939,232)	(331,519)	(3,680,375)
Net Increase/(Decrease)	31,054	$364,319	(145,230)	$(1,582,808)
Class C Shares:
Shares sold	7,138	$78,405	22,294	$250,762
Reinvested dividends and distributions	4,181	46,828	4,051	43,189
Shares repurchased	(137,578)	(1,499,920)	(149,786)	(1,631,202)
Net Increase/(Decrease)	(126,259)	$(1,374,687)	(123,441)	$(1,337,251)
Class D Shares:
Shares sold	221,103	$2,560,913	260,998	$2,994,705
Reinvested dividends and distributions	90,968	1,054,465	82,770	911,461
Shares repurchased	(763,359)	(8,721,002)	(969,552)	(10,972,276)
Net Increase/(Decrease)	(451,288)	$(5,105,624)	(625,784)	$(7,066,110)
Class I Shares:
Shares sold	3,648,165	$40,761,835	8,679,365	$98,540,628
Reinvested dividends and distributions	481,803	5,540,169	572,151	6,302,570
Shares repurchased	(12,158,932)	(136,062,697)	(22,409,036)	(253,224,829)
Net Increase/(Decrease)	(8,028,964)	$(89,760,693)	(13,157,520)	$(148,381,631)
Class N Shares:
Shares sold	1,594,189	$17,994,441	3,125,805	$35,447,260
Reinvested dividends and distributions	192,910	2,230,319	140,563	1,540,223
Shares repurchased	(2,656,887)	(30,128,418)	(1,875,133)	(21,378,968)
Net Increase/(Decrease)	(869,788)	$(9,903,658)	1,391,235	$15,608,515
Class S Shares:
Shares sold	51,436	$567,964	104,100	$1,150,547
Reinvested dividends and distributions	15,807	180,910	12,723	138,053
Shares repurchased	(171,190)	(1,887,948)	(125,025)	(1,390,476)
Net Increase/(Decrease)	(103,947)	$(1,139,074)	(8,202)	$(101,876)
Class T Shares:
Shares sold	331,085	$3,760,034	679,178	$7,718,304
Reinvested dividends and distributions	152,631	1,762,437	149,201	1,640,171
Shares repurchased	(1,890,502)	(21,317,983)	(2,811,852)	(31,735,474)
Net Increase/(Decrease)	(1,406,786)	$(15,795,512)	(1,983,473)	$(22,376,999)
Janus Investment Fund | 25

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$372,375,429	$497,385,890	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2024

Janus Henderson Global Real Estate Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Real Estate Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Global Real Estate Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	1%
Dividends Received Deduction Percentage	4%
Qualified Dividend Income Percentage	20%
28 | September 30, 2024

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 29

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
30 | September 30, 2024

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
34 | September 30, 2024

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
36 | September 30, 2024

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
38 | September 30, 2024

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Global Real Estate Fund
Notes
40 | September 30, 2024

Janus Henderson Global Real Estate Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93044 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Research Fund
Janus Investment Fund

Janus Henderson Global Research Fund

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Aerospace & Defense – 2.8%
BAE Systems PLC	3,259,915	$53,924,487
General Electric Co	293,233	55,297,879
		109,222,366
Automobiles – 0.6%
Toyota Motor Corp	1,348,900	23,864,576
Banks – 6.3%
BNP Paribas SA	531,578	36,415,936
Erste Group Bank AG	460,017	25,216,020
HDFC Bank Ltd	959,543	19,833,554
JPMorgan Chase & Co	365,183	77,002,487
Natwest Group PLC	9,276,964	42,645,439
UniCredit SpA	943,228	41,325,999
		242,439,435
Beverages – 2.3%
Constellation Brands Inc - Class A	119,903	30,897,804
Monster Beverage Corp*	685,862	35,781,421
Pernod Ricard SA	150,565	22,723,757
		89,402,982
Biotechnology – 2.8%
AbbVie Inc	116,024	22,912,419
Amgen Inc	80,937	26,078,711
Argenx SE (ADR)*	23,259	12,608,239
Ascendis Pharma A/S (ADR)*	56,304	8,406,750
Madrigal Pharmaceuticals Inc*	12,784	2,713,020
Sarepta Therapeutics Inc*	26,127	3,263,001
Vaxcyte Inc*	90,621	10,355,262
Vertex Pharmaceuticals Inc*	45,075	20,963,481
		107,300,883
Capital Markets – 3.3%
Ares Management Corp - Class A	153,674	23,948,556
Blackstone Group Inc	177,100	27,119,323
Charles Schwab Corp	380,697	24,672,972
LPL Financial Holdings Inc	100,517	23,383,270
Morgan Stanley	260,521	27,156,709
		126,280,830
Chemicals – 1.5%
Linde PLC	122,735	58,527,412
Commercial Services & Supplies – 0.2%
Rentokil Initial PLC (ADR)#	352,939	8,798,769
Consumer Finance – 1.1%
Capital One Financial Corp	199,154	29,819,328
OneMain Holdings Inc	241,171	11,351,919
		41,171,247
Diversified Financial Services – 3.9%
Apollo Global Management Inc	224,307	28,018,187
Global Payments Inc	122,423	12,538,564
Mastercard Inc - Class A	118,726	58,626,899
Visa Inc	186,414	51,254,529
		150,438,179
Electric Utilities – 0.4%
Xcel Energy Inc	270,917	17,690,880
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB - Class B	4,158,569	44,733,415
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One - Series C*	480,756	37,224,937
Netflix Inc*	47,369	33,597,411
		70,822,348
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	180,718	20,603,659
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Boston Scientific Corp*	197,545	$16,554,271
Lantheus Holdings Inc*	81,244	8,916,529
Stryker Corp	39,448	14,250,985
		60,325,444
Health Care Providers & Services – 1.7%
HCA Healthcare Inc	36,274	14,742,842
Humana Inc	15,349	4,861,642
McKesson Corp	27,247	13,471,462
UnitedHealth Group Inc	59,152	34,584,991
		67,660,937
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	10,005	42,142,261
DoorDash Inc - Class A*	78,796	11,246,553
Entain PLC	1,711,634	17,461,591
McDonald's Corp	136,710	41,629,562
		112,479,967
Independent Power and Renewable Electricity Producers – 2.1%
RWE AG	410,784	14,941,424
Vistra Corp	565,461	67,029,747
		81,971,171
Industrial Conglomerates – 2.2%
3M Co	358,392	48,992,186
Honeywell International Inc	174,000	35,967,540
		84,959,726
Insurance – 3.2%
AIA Group Ltd	1,903,100	17,051,419
Arthur J Gallagher & Co	104,062	29,279,925
Beazley PLC	2,028,946	20,639,049
Progressive Corp/The	227,456	57,719,235
		124,689,628
Interactive Media & Services – 6.3%
Alphabet Inc - Class C	881,931	147,450,044
Meta Platforms Inc - Class A	166,313	95,204,214
		242,654,258
Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific Inc	21,114	13,060,487
Machinery – 2.9%
Alstom SA*	1,859,458	38,566,674
Atlas Copco AB - Class A	2,283,202	44,183,679
Deere & Co	73,441	30,649,132
		113,399,485
Metals & Mining – 2.2%
Freeport-McMoRan Inc	475,021	23,713,048
Rio Tinto PLC	231,270	16,381,277
Teck Resources Ltd	842,218	43,994,883
		84,089,208
Multiline Retail – 2.9%
Amazon.com Inc*	602,739	112,308,358
Oil, Gas & Consumable Fuels – 4.5%
Canadian Natural Resources Ltd	971,071	32,249,352
Cheniere Energy Inc	61,133	10,994,159
ConocoPhillips	300,560	31,642,957
EOG Resources Inc	201,062	24,716,552
Marathon Petroleum Corp	40,990	6,677,681
Suncor Energy Inc	537,123	19,827,834
TC Energy Corp#	577,357	27,448,259
TotalEnergies SE	297,075	19,342,758
		172,899,552
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Personal Products – 2.1%
Unilever PLC	1,272,834	$82,478,431
Pharmaceuticals – 5.4%
AstraZeneca PLC	264,548	40,977,694
Eli Lilly & Co	54,866	48,607,984
Johnson & Johnson	151,406	24,536,856
Merck & Co Inc	74,670	8,479,525
Novartis AG	189,846	21,795,721
Novo Nordisk A/S - Class B	239,613	28,157,346
Sanofi	315,249	36,104,847
		208,659,973
Real Estate Management & Development – 0.6%
CoStar Group Inc*	304,654	22,983,098
Road & Rail – 0.6%
Uber Technologies Inc*	325,827	24,489,157
Semiconductor & Semiconductor Equipment – 11.2%
Advanced Micro Devices Inc*	104,997	17,227,908
Analog Devices Inc	64,876	14,932,509
Applied Materials Inc	58,039	11,726,780
ASML Holding NV	64,380	53,426,078
Broadcom Inc	287,618	49,614,105
Lam Research Corp	24,235	19,777,699
Marvell Technology Inc	135,119	9,744,782
NVIDIA Corp	1,727,468	209,783,714
Taiwan Semiconductor Manufacturing Co Ltd	1,563,000	47,285,777
		433,519,352
Software – 8.6%
Autodesk Inc*	36,939	10,175,956
Constellation Software Inc/Canada	5,371	17,475,708
Microsoft Corp	486,300	209,254,890
Oracle Corp	68,699	11,706,309
Salesforce.com Inc	74,231	20,317,767
ServiceNow Inc*	14,722	13,167,209
Synopsys Inc*	62,438	31,617,979
Workday Inc - Class A*	76,131	18,607,178
		332,322,996
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	27,175	31,294,730
TJX Cos Inc	292,551	34,386,445
		65,681,175
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	544,312	126,824,696
Textiles, Apparel & Luxury Goods – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	30,068	23,041,190
Moncler SpA	164,945	10,467,978
NIKE Inc - Class B	175,494	15,513,669
		49,022,837
Trading Companies & Distributors – 1.5%
Ferguson Enterprises Inc/DE	287,885	56,568,011
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	187,821	38,758,742
Total Common Stocks (cost $2,106,980,912)		3,802,500,011
Preferred Stocks – 1.0%
Automobiles – 1.0%
Dr Ing hc F Porsche AGž (cost $41,429,039)	482,168	38,370,799
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $9,401,252)	12,941,830	766,043
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $22,612,099)	22,606,825	$22,611,347
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	14,011,060	14,011,060
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$3,502,765	3,502,765
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,513,825)		17,513,825
Total Investments (total cost $2,197,937,127) – 100.3%		3,881,762,025
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(11,369,748)
Net Assets – 100%		$3,870,392,277

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,828,829,273	72.9%
United Kingdom	200,828,306	5.2
France	176,195,162	4.5
Canada	140,996,036	3.6
Netherlands	135,904,509	3.5
Sweden	88,917,094	2.3
Germany	53,312,223	1.4
Italy	51,793,977	1.3
Taiwan	47,285,777	1.2
Denmark	36,564,096	1.0
Austria	25,216,020	0.7
Japan	23,864,576	0.6
Switzerland	21,795,721	0.6
India	20,599,597	0.5
Hong Kong	17,051,419	0.4
Belgium	12,608,239	0.3
Total	$3,881,762,025	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$2,122,650	$350,470,550	$(329,980,848)	$(47)	$(958)	$22,611,347	22,606,825	$756,620
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	12,504,400	239,177,938	(237,671,278)	-	-	14,011,060	14,011,060	56,240 ∆
Total Affiliated Investments - 1.0%
	$14,627,050	$589,648,488	$(567,652,126)	$(47)	$(958)	$36,622,407	36,617,885	$812,860
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  |

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2024

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	15,207,404	EUR	$(1,679,408)

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$1,679,408

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$161,796

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(1,679,408)

Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Total return swaps:
Average notional amount	$10,528,203

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$16,856,523	$—	$(16,856,523)	$—
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 5

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$1,679,408	$—	$(1,530,000)	$149,408

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  |

Janus Henderson Global Research Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $38,370,799, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $766,043, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$766,043	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$3,802,500,011	$-	$-
Preferred Stocks	38,370,799	-	-
Private Placements	-	-	766,043
Investment Companies	-	22,611,347	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,513,825	-
Total Assets	$3,840,870,810	$40,125,172	$766,043
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$1,679,408	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

 | 7

Janus Henderson Global Research Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $2,161,313,968)(1)	$3,845,139,618
Affiliated investments, at value (cost $36,623,159)	36,622,407
Deposits with brokers for OTC derivatives	1,530,000
Trustees' deferred compensation	109,015
Receivables:
Fund shares sold	7,094,690
Foreign tax reclaims	2,121,031
Dividends	1,999,811
Dividends and interest on swap contracts	161,796
Dividends from affiliates	74,461
Other assets	109,987
Total Assets	3,894,962,816
Liabilities:
Collateral for securities loaned (Note 3)	17,513,825
OTC swap contracts, at value (premium paid/received $0)	1,679,408
Payables:
Fund shares repurchased	2,532,636
Advisory fees	1,886,710
Transfer agent fees and expenses	560,505
Trustees' deferred compensation fees	109,015
Professional fees	76,583
Trustees' fees and expenses	20,221
Custodian fees	19,634
12b-1 Distribution and shareholder servicing fees	16,288
Affiliated fund administration fees payable	7,724
Accrued expenses and other payables	147,990
Total Liabilities	24,570,539
Commitments and contingent liabilities (Note 4)
Net Assets	$3,870,392,277
See footnotes at the end of the Statement.
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Research Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,912,458,951
Total distributable earnings (loss)	1,957,933,326
Total Net Assets	$3,870,392,277
Net Assets - Class A Shares	$33,721,622
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	285,508
Net Asset Value Per Share(2)	$118.11
Maximum Offering Price Per Share(3)	$125.32
Net Assets - Class C Shares	$2,385,236
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,193
Net Asset Value Per Share(2)	$112.55
Net Assets - Class D Shares	$2,184,605,605
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,768,032
Net Asset Value Per Share	$116.40
Net Assets - Class I Shares	$182,800,687
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,538,406
Net Asset Value Per Share	$118.82
Net Assets - Class N Shares	$38,549,765
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	331,703
Net Asset Value Per Share	$116.22
Net Assets - Class R Shares	$8,571,575
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	73,943
Net Asset Value Per Share	$115.92
Net Assets - Class S Shares	$21,491,197
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	181,557
Net Asset Value Per Share	$118.37
Net Assets - Class T Shares	$1,398,266,590
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,038,280
Net Asset Value Per Share	$116.15

(1)	Includes $16,856,523 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Research Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$54,568,750
Dividends from affiliates	756,620
Affiliated securities lending income, net	56,240
Unaffiliated securities lending income, net	13,397
Other income	20,743
Foreign tax withheld (Note 1)	(939,869)
Total Investment Income	54,475,881
Expenses:
Advisory fees	20,422,180
12b-1 Distribution and shareholder servicing fees:
Class A Shares	62,772
Class C Shares	24,298
Class R Shares	38,197
Class S Shares	48,150
Transfer agent administrative fees and expenses:
Class D Shares	2,213,028
Class R Shares	19,111
Class S Shares	48,150
Class T Shares	3,131,589
Transfer agent networking and omnibus fees:
Class A Shares	18,862
Class C Shares	1,978
Class I Shares	111,285
Other transfer agent fees and expenses:
Class A Shares	1,201
Class C Shares	116
Class D Shares	254,894
Class I Shares	6,013
Class N Shares	1,503
Class R Shares	100
Class S Shares	318
Class T Shares	11,842
Professional fees	283,035
Shareholder reports expense	265,385
Registration fees	134,348
Custodian fees	129,778
Affiliated fund administration fees	112,934
Trustees' fees and expenses	79,638
Other expenses	253,201
Total Expenses	27,673,906
Less: Excess Expense Reimbursement and Waivers	(158,877)
Net Expenses	27,515,029
Net Investment Income/(Loss)	26,960,852
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Research Fund
Statement of Operations
For the year ended September 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$251,024,610
Investments in affiliates	(47)
Swap contracts	161,796
Total Net Realized Gain/(Loss) on Investments	251,186,359
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $2,934)	797,121,317
Investments in affiliates	(958)
Swap contracts	(1,679,408)
Total Change in Unrealized Net Appreciation/Depreciation	795,440,951
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,073,588,162
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Research Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$26,960,852	$26,407,824
Net realized gain/(loss) on investments	251,186,359	126,716,743
Change in unrealized net appreciation/depreciation	795,440,951	468,916,794
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,073,588,162	622,041,361
Dividends and Distributions to Shareholders:
Class A Shares	(950,148)	(728,299)
Class C Shares	(105,628)	(112,458)
Class D Shares	(87,322,040)	(67,926,045)
Class I Shares	(6,336,902)	(4,815,704)
Class N Shares	(1,998,967)	(1,543,781)
Class R Shares	(297,358)	(332,948)
Class S Shares	(782,628)	(583,254)
Class T Shares	(54,760,140)	(42,103,204)
Net Decrease from Dividends and Distributions to Shareholders	(152,553,811)	(118,145,693)
Capital Share Transactions:
Class A Shares	8,178,123	(1,356,516)
Class C Shares	(735,908)	(1,101,199)
Class D Shares	(24,536,239)	(24,905,852)
Class I Shares	23,009,424	(739,299)
Class N Shares	(9,014,227)	(508,222)
Class R Shares	(467,166)	(2,628,478)
Class S Shares	(393,103)	(90,079)
Class T Shares	(6,173,198)	(27,710,401)
Net Increase/(Decrease) from Capital Share Transactions	(10,132,294)	(59,040,046)
Net Increase/(Decrease) in Net Assets	910,902,057	444,855,622
Net Assets:
Beginning of period	2,959,490,220	2,514,634,598
End of period	$3,870,392,277	$2,959,490,220
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$90.46	$75.40	$110.18	$89.60	$81.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.62 (2)	0.62	0.41	0.23	0.31
Net realized and unrealized gain/(loss)	31.49	17.74	(23.60)	23.77	11.47
Total from Investment Operations	32.11	18.36	(23.19)	24.00	11.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.52)	(0.16)	(0.16)	(0.61)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(4.46)	(3.30)	(11.59)	(3.42)	(3.85)
Net Asset Value, End of Period	$118.11	$90.46	$75.40	$110.18	$89.60
Total Return*	36.88%	24.94%	(23.60)%	27.28%	14.71%
Net Assets, End of Period (in thousands)	$33,722	$19,068	$17,175	$24,310	$23,470
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.97% (3)	0.92%	1.03%	1.17%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.92%	1.03%	1.17%	1.20%
Ratio of Net Investment Income/(Loss)	0.59% (2)	0.71%	0.43%	0.23%	0.37%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$86.48	$72.28	$106.56	$87.19	$79.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.22) (2)	(0.02)	(0.21)	(0.45)	(0.22)
Net realized and unrealized gain/(loss)	30.13	17.00	(22.64)	23.08	11.15
Total from Investment Operations	29.91	16.98	(22.85)	22.63	10.93
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Net Asset Value, End of Period	$112.55	$86.48	$72.28	$106.56	$87.19
Total Return*	35.79%	23.99%	(24.09)%	26.42%	13.98%
Net Assets, End of Period (in thousands)	$2,385	$2,437	$2,971	$4,491	$5,005
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.76% (3)	1.68%	1.68%	1.85%	1.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.76%	1.68%	1.68%	1.85%	1.84%
Ratio of Net Investment Income/(Loss)	(0.22)% (2)	(0.02)%	(0.23)%	(0.45)%	(0.27)%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$89.22	$74.51	$109.10	$88.69	$80.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.84 (2)	0.81	0.68	0.56	0.55
Net realized and unrealized gain/(loss)	31.01	17.49	(23.29)	23.50	11.36
Total from Investment Operations	31.85	18.30	(22.61)	24.06	11.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.83)	(0.81)	(0.55)	(0.39)	(0.83)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(4.67)	(3.59)	(11.98)	(3.65)	(4.07)
Net Asset Value, End of Period	$116.40	$89.22	$74.51	$109.10	$88.69
Total Return*	37.17%	25.23%	(23.37)%	27.68%	15.06%
Net Assets, End of Period (in thousands)	$2,184,606	$1,685,915	$1,424,181	$1,959,177	$1,607,701
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.75% (3)	0.69%	0.75%	0.86%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.69%	0.75%	0.86%	0.89%
Ratio of Net Investment Income/(Loss)	0.81% (2)	0.94%	0.72%	0.54%	0.68%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$90.99	$75.93	$110.96	$90.13	$82.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.92 (2)	0.89	0.75	0.64	0.63
Net realized and unrealized gain/(loss)	31.64	17.83	(23.73)	23.90	11.54
Total from Investment Operations	32.56	18.72	(22.98)	24.54	12.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.89)	(0.88)	(0.62)	(0.45)	(0.90)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(4.73)	(3.66)	(12.05)	(3.71)	(4.14)
Net Asset Value, End of Period	$118.82	$90.99	$75.93	$110.96	$90.13
Total Return*	37.25%	25.31%	(23.33)%	27.78%	15.15%
Net Assets, End of Period (in thousands)	$182,801	$119,712	$100,359	$145,610	$135,394
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.70% (3)	0.62%	0.68%	0.79%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.62%	0.68%	0.79%	0.81%
Ratio of Net Investment Income/(Loss)	0.87% (2)	1.01%	0.78%	0.61%	0.76%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Global Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$89.09	$74.42	$109.00	$88.60	$80.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.99 (2)	0.93	0.80	0.69	0.66
Net realized and unrealized gain/(loss)	30.92	17.46	(23.27)	23.48	11.36
Total from Investment Operations	31.91	18.39	(22.47)	24.17	12.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.94)	(0.94)	(0.68)	(0.51)	(0.95)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(4.78)	(3.72)	(12.11)	(3.77)	(4.19)
Net Asset Value, End of Period	$116.22	$89.09	$74.42	$109.00	$88.60
Total Return*	37.34%	25.40%	(23.28)%	27.85%	15.23%
Net Assets, End of Period (in thousands)	$38,550	$36,233	$30,831	$43,521	$40,607
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.62% (3)	0.56%	0.62%	0.73%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.56%	0.62%	0.73%	0.76%
Ratio of Net Investment Income/(Loss)	0.97% (2)	1.08%	0.85%	0.67%	0.81%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.77	$74.11	$108.69	$88.57	$80.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16 (2)	0.25	0.08	(0.10)	0.02
Net realized and unrealized gain/(loss)	30.96	17.45	(23.23)	23.48	11.34
Total from Investment Operations	31.12	17.70	(23.15)	23.38	11.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.26)	—	—	(0.33)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(3.97)	(3.04)	(11.43)	(3.26)	(3.57)
Net Asset Value, End of Period	$115.92	$88.77	$74.11	$108.69	$88.57
Total Return*	36.28%	24.43%	(23.87)%	26.87%	14.33%
Net Assets, End of Period (in thousands)	$8,572	$6,985	$8,123	$9,736	$7,802
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.40% (3)	1.34%	1.39%	1.50%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.33%	1.39%	1.50%	1.54%
Ratio of Net Investment Income/(Loss)	0.16% (2)	0.29%	0.09%	(0.10)%	0.03%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | September 30, 2024

Janus Henderson Global Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$90.67	$75.58	$110.34	$89.62	$81.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46 (2)	0.50	0.32	0.28	0.27
Net realized and unrealized gain/(loss)	31.57	17.78	(23.65)	23.70	11.48
Total from Investment Operations	32.03	18.28	(23.33)	23.98	11.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.41)	—	—	(0.74)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(4.33)	(3.19)	(11.43)	(3.26)	(3.98)
Net Asset Value, End of Period	$118.37	$90.67	$75.58	$110.34	$89.62
Total Return*	36.65%	24.76%	(23.66)%	27.23%	14.66%
Net Assets, End of Period (in thousands)	$21,491	$16,766	$14,034	$24,088	$131,161
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.13% (3)	1.07%	1.13%	1.21%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.06%	1.12%	1.21%	1.24%
Ratio of Net Investment Income/(Loss)	0.44% (2)	0.57%	0.33%	0.27%	0.33%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Global Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$89.04	$74.35	$108.88	$88.54	$80.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.73 (2)	0.73	0.58	0.45	0.48
Net realized and unrealized gain/(loss)	30.96	17.46	(23.25)	23.47	11.34
Total from Investment Operations	31.69	18.19	(22.67)	23.92	11.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(0.72)	(0.43)	(0.32)	(0.77)
Distributions (from capital gains)	(3.84)	(2.78)	(11.43)	(3.26)	(3.24)
Total Dividends and Distributions	(4.58)	(3.50)	(11.86)	(3.58)	(4.01)
Net Asset Value, End of Period	$116.15	$89.04	$74.35	$108.88	$88.54
Total Return*	37.04%	25.10%	(23.45)%	27.55%	14.96%
Net Assets, End of Period (in thousands)	$1,398,267	$1,072,375	$916,960	$1,307,732	$1,057,492
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87% (3)	0.80%	0.86%	0.97%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.79%	0.84%	0.96%	0.99%
Ratio of Net Investment Income/(Loss)	0.71% (2)	0.85%	0.62%	0.44%	0.59%
Portfolio Turnover Rate	28%	24%	33%	25%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
20 | September 30, 2024

Janus Henderson Global Research Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 21

Janus Henderson Global Research Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
22 | September 30, 2024

Janus Henderson Global Research Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 23

Janus Henderson Global Research Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $1,986,054 of tax reclaims received as well as $190,663 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
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Notes to Financial Statements
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
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Janus Henderson Global Research Fund
Notes to Financial Statements
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some
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Notes to Financial Statements
cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’
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Janus Henderson Global Research Fund
Notes to Financial Statements
payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $16,856,523. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $17,513,825, resulting in the net amount due to the counterparty of
$657,302.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
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Notes to Financial Statements
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Fund’s benchmark index used in the calculation is the MSCI World IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.59%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
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Janus Henderson Global Research Fund
Notes to Financial Statements
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
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Janus Henderson Global Research Fund
Notes to Financial Statements
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $2,408.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Janus Investment Fund | 31

Janus Henderson Global Research Fund
Notes to Financial Statements
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $1,897,869 in sales, resulting in a net realized loss of $279,534. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes(reduced by foreign tax liability)..
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$36,308,149	$241,516,765	$-	$-	$(1,680,911)	$1,681,789,323
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,199,972,702	$1,722,523,435	$(40,734,112)	$1,681,789,323
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(1,679,408)	$(1,679,408)
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$26,153,173	$126,400,638	$-	$-
32 | September 30, 2024

Janus Henderson Global Research Fund
Notes to Financial Statements

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$25,733,358	$92,412,335	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	94,523	$10,410,794	18,525	$1,621,162
Reinvested dividends and distributions	8,357	771,282	7,278	580,764
Shares repurchased	(28,173)	(3,003,953)	(42,788)	(3,558,442)
Net Increase/(Decrease)	74,707	$8,178,123	(16,985)	$(1,356,516)
Class C Shares:
Shares sold	6,568	$629,345	3,741	$309,500
Reinvested dividends and distributions	1,130	100,092	1,365	104,747
Shares repurchased	(14,681)	(1,465,345)	(18,038)	(1,515,446)
Net Increase/(Decrease)	(6,983)	$(735,908)	(12,932)	$(1,101,199)
Class D Shares:
Shares sold	325,359	$33,390,574	294,429	$25,186,092
Reinvested dividends and distributions	909,550	82,587,123	820,842	64,493,576
Shares repurchased	(1,364,014)	(140,513,936)	(1,332,932)	(114,585,520)
Net Increase/(Decrease)	(129,105)	$(24,536,239)	(217,661)	$(24,905,852)
Class I Shares:
Shares sold	415,654	$44,198,525	233,098	$20,401,299
Reinvested dividends and distributions	65,293	6,049,432	57,162	4,578,707
Shares repurchased	(258,182)	(27,238,533)	(296,326)	(25,719,305)
Net Increase/(Decrease)	222,765	$23,009,424	(6,066)	$(739,299)
Class N Shares:
Shares sold	131,545	$13,703,478	96,026	$8,527,545
Reinvested dividends and distributions	21,657	1,961,468	19,261	1,509,705
Shares repurchased	(228,223)	(24,679,173)	(122,829)	(10,545,472)
Net Increase/(Decrease)	(75,021)	$(9,014,227)	(7,542)	$(508,222)
Class R Shares:
Shares sold	15,952	$1,678,692	23,397	$2,021,580
Reinvested dividends and distributions	3,271	297,358	4,237	332,948
Shares repurchased	(23,964)	(2,443,216)	(58,553)	(4,983,006)
Net Increase/(Decrease)	(4,741)	$(467,166)	(30,919)	$(2,628,478)
Class S Shares:
Shares sold	31,694	$3,349,670	30,608	$2,692,327
Reinvested dividends and distributions	8,448	782,565	7,276	582,768
Shares repurchased	(43,505)	(4,525,338)	(38,660)	(3,365,174)
Net Increase/(Decrease)	(3,363)	$(393,103)	(776)	$(90,079)
Class T Shares:
Shares sold	953,482	$98,930,138	867,419	$75,241,149
Reinvested dividends and distributions	594,299	53,891,005	527,928	41,431,792
Shares repurchased	(1,552,571)	(158,994,341)	(1,685,584)	(144,383,342)
Net Increase/(Decrease)	(4,790)	$(6,173,198)	(290,237)	$(27,710,401)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
Janus Investment Fund | 33

Janus Henderson Global Research Fund
Notes to Financial Statements
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$977,859,019	$1,127,896,839	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
34 | September 30, 2024

Janus Henderson Global Research Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Research Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 35

Janus Henderson Global Research Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Capital Gain Distributions	$126,400,638
Dividends Received Deduction Percentage	66%
Qualified Dividend Income Percentage	100%
36 | September 30, 2024

Janus Henderson Global Research Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 37

Janus Henderson Global Research Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
38 | September 30, 2024

Janus Henderson Global Research Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 39

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
40 | September 30, 2024

Janus Henderson Global Research Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 41

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
42 | September 30, 2024

Janus Henderson Global Research Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 43

Janus Henderson Global Research Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
44 | September 30, 2024

Janus Henderson Global Research Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 45

Janus Henderson Global Research Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
46 | September 30, 2024

Janus Henderson Global Research Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 47

Janus Henderson Global Research Fund
Notes
48 | September 30, 2024

Janus Henderson Global Research Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93045 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Select Fund
Janus Investment Fund

Janus Henderson Global Select Fund

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 96.9%
Aerospace & Defense – 3.5%
BAE Systems PLC	6,139,709	$101,561,133
Automobiles – 1.3%
Toyota Motor Corp	2,158,900	38,194,999
Banks – 6.3%
BNP Paribas SA	877,386	60,105,633
Erste Group Bank AG	914,334	50,119,592
HDFC Bank Ltd	1,990,041	41,133,733
Resona Holdings Inc	4,543,100	31,537,099
		182,896,057
Beverages – 1.0%
Monster Beverage Corp*	534,928	27,907,194
Biotechnology – 4.3%
Akero Therapeutics Inc*	191,879	5,505,009
Argenx SE (ADR)*	28,883	15,656,897
Ascendis Pharma A/S (ADR)*	131,927	19,698,020
Biohaven Ltd*	379,631	18,970,161
Madrigal Pharmaceuticals Inc*	32,409	6,877,838
Vaxcyte Inc*	509,516	58,222,393
		124,930,318
Capital Markets – 2.0%
Morgan Stanley	559,032	58,273,496
Chemicals – 2.1%
Linde PLC	131,309	62,616,010
Commercial Services & Supplies – 1.0%
Rentokil Initial PLC	6,072,874	29,580,614
Diversified Financial Services – 1.3%
Mastercard Inc - Class A	74,815	36,943,647
Diversified Telecommunication Services – 1.8%
Deutsche Telekom AG	1,794,519	52,708,890
Electronic Equipment, Instruments & Components – 1.9%
Hexagon AB - Class B	5,067,271	54,508,254
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One - Series C*	1,340,842	103,821,396
Hotels, Restaurants & Leisure – 4.6%
Booking Holdings Inc	7,533	31,729,900
Chipotle Mexican Grill Inc*	1,074,483	61,911,710
Entain PLC	3,964,808	40,447,815
		134,089,425
Independent Power and Renewable Electricity Producers – 4.7%
Vistra Corp	1,158,968	137,384,067
Industrial Real Estate Investment Trusts (REITs) – 1.0%
Segro PLC	2,482,473	29,002,171
Insurance – 6.6%
AIA Group Ltd	4,361,600	39,079,119
Arthur J Gallagher & Co	262,816	73,948,538
Dai-ichi Life Holdings Inc	3,130,100	80,196,425
		193,224,082
Interactive Media & Services – 1.8%
Meta Platforms Inc - Class A	90,114	51,584,858
Life Sciences Tools & Services – 1.2%
ICON PLC*	123,690	35,537,374
Machinery – 0.6%
Deere & Co	39,688	16,562,993
Metals & Mining – 3.5%
Teck Resources Ltd	1,965,787	102,686,677
Multiline Retail – 2.7%
Amazon.com Inc*	419,460	78,157,982
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 5.0%
Canadian Natural Resources Ltd	2,059,938	$68,410,541
Marathon Petroleum Corp	469,474	76,482,009
		144,892,550
Personal Products – 1.3%
Unilever PLC	607,190	39,274,871
Pharmaceuticals – 3.7%
AstraZeneca PLC	261,786	40,549,868
Merck & Co Inc	335,691	38,121,070
Novo Nordisk A/S (ADR)	247,428	29,461,252
		108,132,190
Road & Rail – 1.5%
Full Truck Alliance Co (ADR)	1,145,681	10,322,586
TFI International Inc	246,223	33,705,466
		44,028,052
Semiconductor & Semiconductor Equipment – 12.7%
ASML Holding NV	77,663	64,449,044
Disco Corp	87,200	22,748,090
Lam Research Corp	60,192	49,121,487
NVIDIA Corp	417,920	50,752,205
Taiwan Semiconductor Manufacturing Co Ltd	6,113,000	184,937,913
		372,008,739
Software – 7.8%
Microsoft Corp	339,521	146,095,886
Synopsys Inc*	98,166	49,710,281
Workday Inc - Class A*	137,999	33,728,336
		229,534,503
Specialty Retail – 2.0%
TJX Cos Inc	505,332	59,396,723
Textiles, Apparel & Luxury Goods – 2.8%
LVMH Moet Hennessy Louis Vuitton SE	28,495	21,835,796
Samsonite International SAž	22,023,600	60,628,928
		82,464,724
Trading Companies & Distributors – 2.5%
Ferguson Enterprises Inc	367,529	72,980,233
Wireless Telecommunication Services – 0.9%
SoftBank Group Corp	463,600	27,185,006
Total Common Stocks (cost $1,841,612,572)		2,832,069,228
Preferred Stocks – 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AGž (cost $29,160,153)	296,585	23,602,154
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $57,390,823)	57,380,490	57,391,966
Total Investments (total cost $1,937,418,095) – 99.7%		2,913,063,348
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		10,145,688
Net Assets – 100%		$2,923,209,036
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,464,197,388	50.3%
United Kingdom	280,416,472	9.6
Canada	204,802,684	7.0
Japan	199,861,619	6.9
Taiwan	184,937,913	6.4
Hong Kong	99,708,047	3.4
France	81,941,429	2.8
Germany	76,311,044	2.6
Netherlands	64,449,044	2.2
Sweden	54,508,254	1.9
Austria	50,119,592	1.7
Denmark	49,159,272	1.7
India	41,133,733	1.4
Ireland	35,537,374	1.2
Belgium	15,656,897	0.5
China	10,322,586	0.4
Total	$2,913,063,348	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$53,372,825	$453,982,463	$(449,957,704)	$(701)	$(4,917)	$57,391,966	57,380,490	$3,449,942
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	12,781,962	119,902,108	(132,684,070)	-	-	-	-	18,530 ∆
Total Affiliated Investments - 2.0%
	$66,154,787	$573,884,571	$(582,641,774)	$(701)	$(4,917)	$57,391,966	57,380,490	$3,468,472

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	22,613,060	EUR	$(2,950,716)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$2,950,716
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$466,705
Written options contracts	733,005
Total	$1,199,710

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(2,950,716)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Options:
Average value of option contracts written	$844,377
Total return swaps:
Average notional amount	17,394,662

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$2,950,716	$—	$(2,640,000)	$310,716

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $84,231,082, which represents 2.9% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$2,832,069,228	$-	$-
Preferred Stocks	23,602,154	-	-
Private Placements	-	-	0
Investment Companies	-	57,391,966	-
Total Assets	$2,855,671,382	$57,391,966	$0
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$2,950,716	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Global Select Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $1,880,027,272)	$2,855,671,382
Affiliated investments, at value (cost $57,390,823)	57,391,966
Deposits with brokers for OTC derivatives	2,640,000
Trustees' deferred compensation	82,445
Receivables:
Investments sold	7,774,004
Dividends	4,147,401
Foreign tax reclaims	1,021,891
Fund shares sold	591,048
Dividends and interest on swap contracts	466,705
Dividends from affiliates	216,630
Other assets	22,852
Total Assets	2,930,026,324
Liabilities:
OTC swap contracts, at value (premium paid/received $0)	2,950,716
Payables:
Advisory fees	1,490,513
Fund shares repurchased	983,379
Foreign tax liability	635,148
Transfer agent fees and expenses	411,692
Trustees' deferred compensation fees	82,445
Professional fees	73,806
Custodian fees	25,727
Trustees' fees and expenses	15,577
Affiliated fund administration fees payable	5,824
12b-1 Distribution and shareholder servicing fees	2,968
Accrued expenses and other payables	139,493
Total Liabilities	6,817,288
Commitments and contingent liabilities (Note 4)
Net Assets	$2,923,209,036
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Global Select Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,749,627,531
Total distributable earnings (loss) (includes $635,148 of foreign capital gains tax)	1,173,581,505
Total Net Assets	$2,923,209,036
Net Assets - Class A Shares	$11,383,428
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	560,752
Net Asset Value Per Share(1)	$20.30
Maximum Offering Price Per Share(2)	$21.54
Net Assets - Class C Shares	$922,014
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,454
Net Asset Value Per Share(1)	$19.03
Net Assets - Class D Shares	$2,087,821,445
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	103,563,706
Net Asset Value Per Share	$20.16
Net Assets - Class I Shares	$103,841,600
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,131,916
Net Asset Value Per Share	$20.23
Net Assets - Class N Shares	$58,734,810
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,908,177
Net Asset Value Per Share	$20.20
Net Assets - Class R Shares	$376,180
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,968
Net Asset Value Per Share	$19.83
Net Assets - Class S Shares	$265,694
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,068
Net Asset Value Per Share	$20.33
Net Assets - Class T Shares	$659,863,865
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,663,277
Net Asset Value Per Share	$20.20

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Select Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$49,777,368
Dividends from affiliates	3,449,942
Affiliated securities lending income, net	18,530
Unaffiliated securities lending income, net	9,927
Other income	32,819
Foreign tax withheld (Note 1)	(2,159,064)
Total Investment Income	51,129,522
Expenses:
Advisory fees	16,982,090
12b-1 Distribution and shareholder servicing fees:
Class A Shares	23,355
Class C Shares	5,645
Class R Shares	962
Class S Shares	475
Transfer agent administrative fees and expenses:
Class D Shares	2,158,714
Class R Shares	482
Class S Shares	476
Class T Shares	1,492,777
Transfer agent networking and omnibus fees:
Class A Shares	4,914
Class C Shares	519
Class I Shares	77,627
Other transfer agent fees and expenses:
Class A Shares	495
Class C Shares	44
Class D Shares	359,807
Class I Shares	2,901
Class N Shares	2,150
Class R Shares	20
Class S Shares	10
Class T Shares	7,160
Shareholder reports expense	351,557
Professional fees	344,562
Registration fees	149,592
Custodian fees	95,318
Affiliated fund administration fees	86,385
Trustees' fees and expenses	61,525
Other expenses	219,518
Total Expenses	22,429,080
Less: Excess Expense Reimbursement and Waivers	(103,354)
Net Expenses	22,325,726
Net Investment Income/(Loss)	28,803,796
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Select Fund
Statement of Operations
For the year ended September 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$183,798,697
Investments in affiliates	(701)
Swap contracts	466,705
Written options contracts	733,005
Total Net Realized Gain/(Loss) on Investments	184,997,706
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $635,148)	532,767,174
Investments in affiliates	(4,917)
Swap contracts	(2,950,716)
Total Change in Unrealized Net Appreciation/Depreciation	529,811,541
Net Increase/(Decrease) in Net Assets Resulting from Operations	$743,613,043
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Select Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$28,803,796	$26,778,777
Net realized gain/(loss) on investments	184,997,706	182,426,701
Change in unrealized net appreciation/depreciation	529,811,541	192,496,698
Net Increase/(Decrease) in Net Assets Resulting from Operations	743,613,043	401,702,176
Dividends and Distributions to Shareholders:
Class A Shares	(624,764)	(163,306)
Class C Shares	(57,837)	(26,138)
Class D Shares	(145,264,462)	(45,052,612)
Class I Shares	(4,733,384)	(1,110,286)
Class N Shares	(4,233,946)	(953,930)
Class R Shares	(12,599)	(2,679)
Class S Shares	(12,565)	(4,436)
Class T Shares	(44,803,657)	(13,349,721)
Net Decrease from Dividends and Distributions to Shareholders	(199,743,214)	(60,663,108)
Capital Share Transactions:
Class A Shares	2,323,182	644,726
Class C Shares	67,189	5,509
Class D Shares	20,788,840	(39,756,740)
Class I Shares	36,187,507	25,203,189
Class N Shares	1,963,927	19,804,704
Class R Shares	183,012	5,706
Class S Shares	72,585	46,779
Class T Shares	15,986,315	(7,044,205)
Net Increase/(Decrease) from Capital Share Transactions	77,572,557	(1,090,332)
Net Increase/(Decrease) in Net Assets	621,442,386	339,948,736
Net Assets:
Beginning of period	2,301,766,650	1,961,817,914
End of period	$2,923,209,036	$2,301,766,650
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Select Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.62	$14.17	$19.70	$15.56	$15.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18 (2)	0.16	0.14	0.10	0.10
Net realized and unrealized gain/(loss)	4.93	2.69	(3.38)	4.91	1.10
Total from Investment Operations	5.11	2.85	(3.24)	5.01	1.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.11)	(0.10)	(0.12)	(0.13)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.43)	(0.40)	(2.29)	(0.87)	(0.65)
Net Asset Value, End of Period	$20.30	$16.62	$14.17	$19.70	$15.56
Total Return*	32.99%	20.26%	(18.45)%	32.96%	7.96%
Net Assets, End of Period (in thousands)	$11,383	$7,207	$5,582	$7,039	$5,788
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.02% (3)	1.04%	1.04%	1.03%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.04%	1.04%	1.03%	1.06%
Ratio of Net Investment Income/(Loss)	0.95% (2)	0.95%	0.83%	0.56%	0.70%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Select Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.65	$13.42	$18.82	$14.92	$14.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02 (2)	0.01	— (3)	(0.06)	(0.04)
Net realized and unrealized gain/(loss)	4.66	2.56	(3.21)	4.71	1.06
Total from Investment Operations	4.68	2.57	(3.21)	4.65	1.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	—	—	—
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.30)	(0.34)	(2.19)	(0.75)	(0.52)
Net Asset Value, End of Period	$19.03	$15.65	$13.42	$18.82	$14.92
Total Return*	31.98%	19.24%	(19.14)%	31.84%	7.00%
Net Assets, End of Period (in thousands)	$922	$721	$564	$586	$676
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.06% (4)	2.10%	2.16%	2.14%	2.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.93%	1.87%	1.88%	1.91%
Ratio of Net Investment Income/(Loss)	0.10% (2)	0.07%	0.02%	(0.33)%	(0.26)%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Select Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.51	$14.09	$19.60	$15.47	$14.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20 (2)	0.19	0.18	0.14	0.13
Net realized and unrealized gain/(loss)	4.90	2.67	(3.36)	4.88	1.10
Total from Investment Operations	5.10	2.86	(3.18)	5.02	1.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.15)	(0.14)	(0.14)	(0.17)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.45)	(0.44)	(2.33)	(0.89)	(0.69)
Net Asset Value, End of Period	$20.16	$16.51	$14.09	$19.60	$15.47
Total Return*	33.23%	20.49%	(18.25)%	33.28%	8.18%
Net Assets, End of Period (in thousands)	$2,087,821	$1,673,253	$1,459,358	$1,876,374	$1,494,051
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82% (3)	0.83%	0.82%	0.82%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.83%	0.82%	0.82%	0.84%
Ratio of Net Investment Income/(Loss)	1.10% (2)	1.18%	1.04%	0.77%	0.91%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Select Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.57	$14.15	$19.68	$15.53	$14.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21 (2)	0.20	0.19	0.16	0.14
Net realized and unrealized gain/(loss)	4.91	2.68	(3.38)	4.89	1.10
Total from Investment Operations	5.12	2.88	(3.19)	5.05	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.17)	(0.15)	(0.15)	(0.18)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.46)	(0.46)	(2.34)	(0.90)	(0.70)
Net Asset Value, End of Period	$20.23	$16.57	$14.15	$19.68	$15.53
Total Return*	33.20%	20.55%	(18.23)%	33.31%	8.25%
Net Assets, End of Period (in thousands)	$103,842	$53,550	$24,004	$22,347	$14,853
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.80% (3)	0.80%	0.77%	0.77%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.77%	0.77%	0.78%
Ratio of Net Investment Income/(Loss)	1.12% (2)	1.24%	1.12%	0.83%	0.91%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Select Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.53	$14.11	$19.64	$15.50	$14.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24 (2)	0.21	0.20	0.17	0.14
Net realized and unrealized gain/(loss)	4.90	2.68	(3.37)	4.88	1.12
Total from Investment Operations	5.14	2.89	(3.17)	5.05	1.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.18)	(0.17)	(0.16)	(0.20)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.47)	(0.47)	(2.36)	(0.91)	(0.72)
Net Asset Value, End of Period	$20.20	$16.53	$14.11	$19.64	$15.50
Total Return*	33.47%	20.69%	(18.21)%	33.41%	8.38%
Net Assets, End of Period (in thousands)	$58,735	$44,845	$21,395	$26,130	$24,271
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.68% (3)	0.69%	0.69%	0.68%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.69%	0.69%	0.68%	0.68%
Ratio of Net Investment Income/(Loss)	1.32% (2)	1.26%	1.18%	0.90%	0.97%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Select Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.28	$13.88	$19.36	$15.29	$14.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08 (2)	0.07	0.05	— (3)	0.01
Net realized and unrealized gain/(loss)	4.82	2.64	(3.31)	4.82	1.08
Total from Investment Operations	4.90	2.71	(3.26)	4.82	1.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.02)	(0.03)	—	(0.04)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.35)	(0.31)	(2.22)	(0.75)	(0.56)
Net Asset Value, End of Period	$19.83	$16.28	$13.88	$19.36	$15.29
Total Return*	32.22%	19.62%	(18.89)%	32.19%	7.29%
Net Assets, End of Period (in thousands)	$376	$147	$120	$123	$107
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.98% (4)	3.49%	3.67%	3.94%	3.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.58%	1.62%	1.60%	1.63%
Ratio of Net Investment Income/(Loss)	0.44% (2)	0.44%	0.27%	(0.02)%	0.05%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Global Select Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.63	$14.21	$19.71	$15.57	$15.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12 (2)	0.13	0.08	0.03	0.06
Net realized and unrealized gain/(loss)	4.94	2.69	(3.39)	4.93	1.09
Total from Investment Operations	5.06	2.82	(3.31)	4.96	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.11)	—	(0.07)	(0.08)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.36)	(0.40)	(2.19)	(0.82)	(0.60)
Net Asset Value, End of Period	$20.33	$16.63	$14.21	$19.71	$15.57
Total Return*	32.56%	19.96%	(18.75)%	32.57%	7.61%
Net Assets, End of Period (in thousands)	$266	$154	$82	$139	$227
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.75% (3)	2.88%	3.97%	2.76%	2.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.32%	1.37%	1.36%	1.37%
Ratio of Net Investment Income/(Loss)	0.64% (2)	0.76%	0.42%	0.16%	0.38%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Select Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.55	$14.11	$19.63	$15.50	$14.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19 (2)	0.18	0.17	0.13	0.12
Net realized and unrealized gain/(loss)	4.90	2.68	(3.37)	4.88	1.10
Total from Investment Operations	5.09	2.86	(3.20)	5.01	1.22
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.13)	(0.13)	(0.13)	(0.16)
Distributions (from capital gains)	(1.27)	(0.29)	(2.19)	(0.75)	(0.52)
Total Dividends and Distributions	(1.44)	(0.42)	(2.32)	(0.88)	(0.68)
Net Asset Value, End of Period	$20.20	$16.55	$14.11	$19.63	$15.50
Total Return*	33.06%	20.46%	(18.36)%	33.15%	8.08%
Net Assets, End of Period (in thousands)	$659,864	$521,890	$450,713	$587,159	$464,956
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.93% (3)	0.93%	0.92%	0.92%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	1.01% (2)	1.10%	0.96%	0.68%	0.83%
Portfolio Turnover Rate	36%	46%	56%	37%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | September 30, 2024

Janus Henderson Global Select Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 19

Janus Henderson Global Select Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
20 | September 30, 2024

Janus Henderson Global Select Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 21

Janus Henderson Global Select Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $1,930,601 of tax reclaims received as well as $251,739 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
22 | September 30, 2024

Janus Henderson Global Select Fund
Notes to Financial Statements
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
Janus Investment Fund | 23

Janus Henderson Global Select Fund
Notes to Financial Statements
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
There were no written options held at September 30, 2024.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults,
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Notes to Financial Statements
the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing
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Janus Henderson Global Select Fund
Notes to Financial Statements
interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
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Notes to Financial Statements
The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
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Janus Henderson Global Select Fund
Notes to Financial Statements
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2024.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.81% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and
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Janus Henderson Global Select Fund
Notes to Financial Statements
certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other
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Janus Henderson Global Select Fund
Notes to Financial Statements
financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $2,994.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
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Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$54,685,636	$152,356,057	$-	$-	$(3,005,331)	$969,545,143
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,942,883,057	$998,178,492	$(27,998,201)	$970,180,291
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(2,950,716)	$(2,950,716)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$33,509,954	$166,233,260	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$20,543,574	$40,119,534	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $7,571,781, including $5,571,869 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 31

Janus Henderson Global Select Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	161,121	$3,051,225	80,704	$1,328,104
Reinvested dividends and distributions	36,258	582,300	9,502	149,282
Shares repurchased	(70,152)	(1,310,343)	(50,543)	(832,660)
Net Increase/(Decrease)	127,227	$2,323,182	39,663	$644,726
Class C Shares:
Shares sold	21,773	$404,431	74,415	$1,098,950
Reinvested dividends and distributions	3,815	57,837	1,755	26,138
Shares repurchased	(23,226)	(395,079)	(72,079)	(1,119,579)
Net Increase/(Decrease)	2,362	$67,189	4,091	$5,509
Class D Shares:
Shares sold	1,632,858	$30,319,916	1,654,234	$27,075,294
Reinvested dividends and distributions	8,834,395	140,643,569	2,806,176	43,720,218
Shares repurchased	(8,244,013)	(150,174,645)	(6,718,088)	(110,552,252)
Net Increase/(Decrease)	2,223,240	$20,788,840	(2,257,678)	$(39,756,740)
Class I Shares:
Shares sold	3,169,664	$60,339,414	2,342,406	$38,641,008
Reinvested dividends and distributions	292,466	4,673,610	69,568	1,087,351
Shares repurchased	(1,562,497)	(28,825,517)	(876,389)	(14,525,170)
Net Increase/(Decrease)	1,899,633	$36,187,507	1,535,585	$25,203,189
Class N Shares:
Shares sold	1,394,075	$25,832,941	2,016,480	$33,584,548
Reinvested dividends and distributions	265,784	4,233,946	61,189	953,930
Shares repurchased	(1,463,879)	(28,102,960)	(881,218)	(14,733,774)
Net Increase/(Decrease)	195,980	$1,963,927	1,196,451	$19,804,704
Class R Shares:
Shares sold	17,967	$330,191	823	$13,430
Reinvested dividends and distributions	790	12,452	171	2,646
Shares repurchased	(8,836)	(159,631)	(628)	(10,370)
Net Increase/(Decrease)	9,921	$183,012	366	$5,706
Class S Shares:
Shares sold	4,316	$85,063	5,689	$85,581
Reinvested dividends and distributions	780	12,565	282	4,436
Shares repurchased	(1,263)	(25,043)	(2,538)	(43,238)
Net Increase/(Decrease)	3,833	$72,585	3,433	$46,779
Class T Shares:
Shares sold	2,718,162	$50,630,701	2,593,195	$42,785,906
Reinvested dividends and distributions	2,739,450	43,749,009	836,147	13,060,618
Shares repurchased	(4,335,040)	(78,393,395)	(3,829,027)	(62,890,729)
Net Increase/(Decrease)	1,122,572	$15,986,315	(399,685)	$(7,044,205)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$929,675,078	$1,039,361,445	$-	$-
32 | September 30, 2024

Janus Henderson Global Select Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 33

Janus Henderson Global Select Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Select Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Select Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
34 | September 30, 2024

Janus Henderson Global Select Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	2%
Capital Gain Distributions	$171,805,129
Dividends Received Deduction Percentage	21%
Qualified Dividend Income Percentage	80%
Janus Investment Fund | 35

Janus Henderson Global Select Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
36 | September 30, 2024

Janus Henderson Global Select Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 37

Janus Henderson Global Select Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
38 | September 30, 2024

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 39

Janus Henderson Global Select Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
40 | September 30, 2024

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 41

Janus Henderson Global Select Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
42 | September 30, 2024

Janus Henderson Global Select Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 43

Janus Henderson Global Select Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
44 | September 30, 2024

Janus Henderson Global Select Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 45

Janus Henderson Global Select Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
46 | September 30, 2024

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 47

Janus Henderson Global Select Fund
Notes
48 | September 30, 2024

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93046 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Sustainable Equity Fund
Janus Investment Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 99.0%
Auto Components – 1.0%
Aptiv PLC*	5,162	$371,716
Banks – 1.1%
HDFC Bank Ltd (ADR)	6,099	381,553
Biotechnology – 0.9%
Vertex Pharmaceuticals Inc*	712	331,137
Building Products – 3.7%
Advanced Drainage Systems Inc	2,984	468,965
Cie de Saint-Gobain	9,523	866,161
		1,335,126
Capital Markets – 1.2%
S&P Global Inc	839	433,444
Diversified Financial Services – 3.7%
Mastercard Inc - Class A	1,746	862,175
Walker & Dunlop Inc	4,222	479,577
		1,341,752
Electric Utilities – 1.8%
SSE PLC	26,047	655,605
Electrical Equipment – 10.6%
Legrand SA	6,705	770,895
NEXTracker Inc - Class A*	8,069	302,426
nVent Electric PLC	10,530	739,838
Prysmian SpA	11,024	799,988
Schneider Electric SE	4,685	1,231,646
		3,844,793
Electronic Equipment, Instruments & Components – 5.7%
Keyence Corp	900	428,112
Keysight Technologies Inc*	2,941	467,413
Murata Manufacturing Co Ltd	24,800	484,317
TE Connectivity PLC*	4,581	691,686
		2,071,528
Entertainment – 2.8%
Nintendo Co Ltd	8,900	472,899
Spotify Technology SA*	1,488	548,373
		1,021,272
Food Products – 0.3%
McCormick & Co Inc/MD	1,465	120,569
Health Care Equipment & Supplies – 0.2%
Nanosonics Ltd*	25,546	65,156
Health Care Providers & Services – 6.3%
Encompass Health Corp	8,622	833,230
Humana Inc	2,797	885,922
McKesson Corp	1,093	540,401
		2,259,553
Independent Power and Renewable Electricity Producers – 2.4%
Boralex Inc - Class A	21,436	570,337
Innergex Renewable Energy Inc	38,719	299,777
		870,114
Industrial Real Estate Investment Trusts (REITs) – 0.9%
Prologis Inc	2,634	332,622
Information Technology Services – 1.3%
CGI Inc*	4,143	476,768
Insurance – 12.1%
AIA Group Ltd	83,200	745,456
Arthur J Gallagher & Co	2,711	762,794
Intact Financial Corp	4,843	930,065
Marsh & McLennan Cos Inc	3,609	805,132
Progressive Corp/The	4,513	1,145,219
		4,388,666
Leisure Products – 1.4%
Shimano Inc	2,600	491,559
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 2.4%
ICON PLC*	3,020	$867,676
Machinery – 7.8%
Knorr-Bremse AG	8,143	723,695
Wabtec Corp	6,580	1,196,047
Xylem Inc/NY	6,770	914,153
		2,833,895
Professional Services – 1.8%
Wolters Kluwer NV	3,947	664,664
Road & Rail – 2.5%
Uber Technologies Inc*	11,929	896,584
Semiconductor & Semiconductor Equipment – 11.3%
ASML Holding NV	1,025	850,602
Infineon Technologies AG	10,870	380,614
Lam Research Corp	798	651,232
NVIDIA Corp	12,754	1,548,846
Texas Instruments Inc	3,171	655,033
		4,086,327
Software – 9.5%
Autodesk Inc*	1,722	474,377
Cadence Design Systems Inc*	1,989	539,079
Microsoft Corp	4,818	2,073,185
SAP SE	1,589	361,494
		3,448,135
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Equinix Inc	506	449,141
Specialty Retail – 1.1%
Home Depot Inc	1,009	408,847
Trading Companies & Distributors – 1.1%
Core & Main Inc - Class A*	8,632	383,261
Wireless Telecommunication Services – 2.8%
T-Mobile US Inc	4,870	1,004,973
Total Common Stocks (cost $26,251,636)		35,836,436
Investment Companies – 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $541,362)	541,253	541,362
Total Investments (total cost $26,792,998) – 100.5%		36,377,798
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(170,096)
Net Assets – 100%		$36,207,702
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$21,618,700	59.4%
France	2,868,702	7.9
Canada	2,276,947	6.3
Japan	1,876,887	5.2
Netherlands	1,515,266	4.2
Germany	1,465,803	4.0
Ireland	867,676	2.4
Italy	799,988	2.2
Hong Kong	745,456	2.0
Switzerland	691,686	1.9
United Kingdom	655,605	1.8
Sweden	548,373	1.5
India	381,553	1.0
Australia	65,156	0.2
Total	$36,377,798	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$695,021	$6,121,411	$(6,275,012)	$30	$(88)	$541,362	541,253	$35,664
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Sustainable Equity Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$35,836,436	$-	$-
Investment Companies	-	541,362	-
Total Assets	$35,836,436	$541,362	$-
4  | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $26,251,636)	$35,836,436
Affiliated investments, at value (cost $541,362)	541,362
Cash denominated in foreign currency (cost $3,697)	3,697
Trustees' deferred compensation	1,021
Receivables:
Investments sold	74,361
Dividends	15,619
Foreign tax reclaims	5,440
Fund shares sold	4,248
Dividends from affiliates	2,432
Other assets	26
Total Assets	36,484,642
Liabilities:
Payables:
Investments purchased	145,218
Professional fees	61,400
Advisory fees	5,284
Transfer agent fees and expenses	5,270
Fund shares repurchased	4,769
Custodian fees	2,448
Trustees' deferred compensation fees	1,021
12b-1 Distribution and shareholder servicing fees	227
Trustees' fees and expenses	189
Affiliated fund administration fees payable	73
Accrued expenses and other payables	51,041
Total Liabilities	276,940
Commitments and contingent liabilities (Note 3)
Net Assets	$36,207,702
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,620,600
Total distributable earnings (loss)	8,587,102
Total Net Assets	$36,207,702
Net Assets - Class A Shares	$345,507
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,278
Net Asset Value Per Share(1)	$16.24
Maximum Offering Price Per Share(2)	$17.23
Net Assets - Class C Shares	$138,349
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,524
Net Asset Value Per Share(1)	$16.23
Net Assets - Class D Shares	$28,675,828
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,758,973
Net Asset Value Per Share	$16.30
Net Assets - Class I Shares	$4,048,916
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	249,415
Net Asset Value Per Share	$16.23
Net Assets - Class N Shares	$2,210,287
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	135,162
Net Asset Value Per Share	$16.35
Net Assets - Class R Shares	$76,925
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,722
Net Asset Value Per Share	$16.29
Net Assets - Class S Shares	$82,875
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,096
Net Asset Value Per Share	$16.26
Net Assets - Class T Shares	$629,015
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,631
Net Asset Value Per Share	$16.28

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$380,711
Dividends from affiliates	35,664
Other income	337
Foreign tax withheld	(20,847)
Total Investment Income	395,865
Expenses:
Advisory fees	244,709
12b-1 Distribution and shareholder servicing fees:
Class A Shares	766
Class C Shares	479
Class R Shares	44
Class S Shares	3
Transfer agent administrative fees and expenses:
Class D Shares	29,377
Class R Shares	162
Class S Shares	185
Class T Shares	1,655
Transfer agent networking and omnibus fees:
Class A Shares	347
Class C Shares	62
Class I Shares	4,666
Other transfer agent fees and expenses:
Class A Shares	31
Class C Shares	12
Class D Shares	6,881
Class I Shares	243
Class N Shares	135
Class R Shares	7
Class S Shares	4
Class T Shares	46
Registration fees	136,455
Non-affiliated fund administration fees	70,675
Professional fees	67,931
Accounting systems fees	15,601
Shareholder reports expense	14,899
Custodian fees	7,837
Affiliated fund administration fees	1,064
Trustees' fees and expenses	729
Other expenses	13,327
Total Expenses	618,332
Less: Excess Expense Reimbursement and Waivers	(292,224)
Net Expenses	326,108
Net Investment Income/(Loss)	69,757
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	1,518,505
Investments in affiliates	30
Total Net Realized Gain/(Loss) on Investments	1,518,535
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	7,614,871
Investments in affiliates	(88)
Total Change in Unrealized Net Appreciation/Depreciation	7,614,783
Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,203,075
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Sustainable Equity Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$69,757	$137,005
Net realized gain/(loss) on investments	1,518,535	(795,165)
Change in unrealized net appreciation/depreciation	7,614,783	5,153,975
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,203,075	4,495,815
Dividends and Distributions to Shareholders:
Class A Shares	(286)	(572)
Class C Shares	—	(336)
Class D Shares	(79,337)	(50,792)
Class I Shares	(7,927)	(14,523)
Class N Shares	(8,229)	(5,818)
Class R Shares	—	(266)
Class S Shares	(53)	(315)
Class T Shares	(1,439)	(704)
Net Decrease from Dividends and Distributions to Shareholders	(97,271)	(73,326)
Capital Share Transactions:
Class A Shares	525	41,576
Class C Shares	609	31,709
Class D Shares	(1,096,517)	(1,756,270)
Class I Shares	461,817	(1,756,037)
Class N Shares	168,985	(12,810)
Class R Shares	7,784	3,823
Class S Shares	53	315
Class T Shares	(158,407)	(37,794)
Net Increase/(Decrease) from Capital Share Transactions	(615,151)	(3,485,488)
Net Increase/(Decrease) in Net Assets	8,490,653	937,001
Net Assets:
Beginning of period	27,717,049	26,780,048
End of period	$36,207,702	$27,717,049
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.21	$10.37	$14.16	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	— (3)	0.04	0.02	0.02	0.01
Net realized and unrealized gain/(loss)	4.04	1.82	(3.67)	3.00	1.17
Total from Investment Operations	4.04	1.86	(3.65)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	(0.01)	(0.03)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.01)	(0.02)	(0.14)	(0.04)	—
Net Asset Value, End of Period	$16.24	$12.21	$10.37	$14.16	$11.18
Total Return*	33.14%	17.98%	(26.05)%	27.05%	11.80%
Net Assets, End of Period (in thousands)	$346	$259	$182	$181	$67
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.99%	3.19%	3.18%	4.43%	15.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.23%	1.17%	1.05%	1.06%	1.13%
Ratio of Net Investment Income/(Loss)	(0.02)%	0.34%	0.15%	0.12%	0.27%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.20	$10.39	$14.13	$11.16	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.04	0.07	(0.01)	(0.01)
Net realized and unrealized gain/(loss)	4.04	1.83	(3.68)	3.01	1.17
Total from Investment Operations	4.03	1.87	(3.61)	3.00	1.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	— (3)	(0.02)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	—	(0.06)	(0.13)	(0.03)	—
Net Asset Value, End of Period	$16.23	$12.20	$10.39	$14.13	$11.16
Total Return*	33.03%	18.02%	(25.79)%	26.91%	11.60%
Net Assets, End of Period (in thousands)	$138	$104	$61	$77	$56
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.53%	5.48%	5.34%	6.64%	17.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.31%	1.20%	0.59%	1.19%	1.87%
Ratio of Net Investment Income/(Loss)	(0.10)%	0.34%	0.57%	(0.04)%	(0.46)%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.26	$10.40	$14.20	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.06	0.02	0.02	0.01
Net realized and unrealized gain/(loss)	4.05	1.83	(3.68)	3.01	1.17
Total from Investment Operations	4.08	1.89	(3.66)	3.03	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.03)	(0.01)	—	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.04)	(0.03)	(0.14)	(0.01)	—
Net Asset Value, End of Period	$16.30	$12.26	$10.40	$14.20	$11.18
Total Return*	33.39%	18.16%	(26.02)%	27.15%	11.80%
Net Assets, End of Period (in thousands)	$28,676	$22,473	$20,664	$23,921	$5,226
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.84%	1.93%	1.71%	1.97%	10.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.01%	1.00%	1.00%	0.98%
Ratio of Net Investment Income/(Loss)	0.21%	0.48%	0.16%	0.18%	0.50%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.20	$10.39	$14.19	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.05	0.02	0.04	0.02
Net realized and unrealized gain/(loss)	4.04	1.83	(3.66)	3.00	1.17
Total from Investment Operations	4.07	1.88	(3.64)	3.04	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.07)	(0.03)	(0.03)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.04)	(0.07)	(0.16)	(0.04)	—
Net Asset Value, End of Period	$16.23	$12.20	$10.39	$14.19	$11.19
Total Return*	33.42%	18.10%	(25.97)%	27.25%	11.90%
Net Assets, End of Period (in thousands)	$4,049	$2,678	$3,991	$11,353	$5,317
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.89%	1.98%	1.57%	1.86%	10.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.01%	0.92%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	0.20%	0.44%	0.11%	0.29%	0.55%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.29	$10.43	$14.23	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.05	0.08	0.04	0.05	0.02
Net realized and unrealized gain/(loss)	4.07	1.83	(3.69)	3.00	1.17
Total from Investment Operations	4.12	1.91	(3.65)	3.05	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.05)	(0.02)	—	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.06)	(0.05)	(0.15)	(0.01)	—
Net Asset Value, End of Period	$16.35	$12.29	$10.43	$14.23	$11.19
Total Return*	33.62%	18.33%	(25.93)%	27.30%	11.90%
Net Assets, End of Period (in thousands)	$2,210	$1,494	$1,250	$1,449	$192
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.82%	1.97%	1.73%	2.14%	14.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.86%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.35%	0.64%	0.31%	0.33%	0.73%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021(1)
Net Asset Value, Beginning of Period	$12.22	$10.40	$14.13	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	0.06	0.08	(0.03)
Net realized and unrealized gain/(loss)	4.05	1.83	(3.68)	1.08
Total from Investment Operations	4.07	1.89	(3.60)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.07)	—	—
Distributions (from capital gains)	—	—	(0.13)	—
Total Dividends and Distributions	—	(0.07)	(0.13)	—
Net Asset Value, End of Period	$16.29	$12.22	$10.40	$14.13
Total Return*	33.31%	18.21%	(25.72)%	8.03%
Net Assets, End of Period (in thousands)	$77	$51	$40	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.58%	8.16%	7.35%	7.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%	1.01%	0.57%	1.46%
Ratio of Net Investment Income/(Loss)	0.13%	0.50%	0.59%	(0.27)%
Portfolio Turnover Rate	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from January 28, 2021 (inception date) through September 30, 2021.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.20	$10.37	$14.15	$11.17	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.06	0.04	— (3)	— (3)
Net realized and unrealized gain/(loss)	4.04	1.83	(3.68)	3.01	1.17
Total from Investment Operations	4.07	1.89	(3.64)	3.01	1.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.06)	(0.01)	(0.02)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.01)	(0.06)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$16.26	$12.20	$10.37	$14.15	$11.17
Total Return*	33.38%	18.29%	(25.98)%	27.05%	11.70%
Net Assets, End of Period (in thousands)	$83	$62	$53	$71	$56
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.96%	6.82%	6.24%	6.65%	16.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.99%	0.83%	1.11%	1.37%
Ratio of Net Investment Income/(Loss)	0.21%	0.50%	0.32%	0.03%	0.04%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$12.24	$10.38	$14.18	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	0.05	0.01	0.01	0.01
Net realized and unrealized gain/(loss)	4.06	1.83	(3.68)	3.01	1.17
Total from Investment Operations	4.07	1.88	(3.67)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.02)	— (3)	(0.01)	—
Distributions (from capital gains)	—	—	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.03)	(0.02)	(0.13)	(0.02)	—
Net Asset Value, End of Period	$16.28	$12.24	$10.38	$14.18	$11.18
Total Return*	33.30%	18.08%	(26.12)%	27.02%	11.80%
Net Assets, End of Period (in thousands)	$629	$597	$540	$697	$99
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.38%	2.44%	2.25%	2.82%	14.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.09%	1.09%	1.09%	1.11%
Ratio of Net Investment Income/(Loss)	0.10%	0.39%	0.05%	0.10%	0.33%
Portfolio Turnover Rate	25%	20%	33%	12%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from June 25, 2020 (inception date) through September 30, 2020.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Sustainable Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.85% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $29.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and
22 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	60	- *
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	4	- *
Class R Shares	83	- *
Class S Shares	100	- *
Class T Shares	-	-

*Less than 0.50%
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$54,148	$-	$(822,843)	$-	$(1,492)	$9,357,289
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(822,843)	$-	$(822,843)
During the year ended September 30, 2024, capital loss carryovers of $1,448,316 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$27,020,509	$10,473,132	$(1,115,843)	$9,357,289
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$97,271	$-	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$73,326	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
24 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,070	$27,178	10,282	$122,324
Reinvested dividends and distributions	22	286	50	572
Shares repurchased	(2,010)	(26,939)	(6,651)	(81,320)
Net Increase/(Decrease)	82	$525	3,681	$41,576
Class C Shares:
Shares sold	38	$609	2,608	$31,373
Reinvested dividends and distributions	-	-	30	336
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	38	$609	2,638	$31,709
Class D Shares:
Shares sold	232,004	$3,340,815	305,968	$3,792,350
Reinvested dividends and distributions	5,911	78,493	4,409	50,092
Shares repurchased	(312,488)	(4,515,825)	(464,459)	(5,598,712)
Net Increase/(Decrease)	(74,573)	$(1,096,517)	(154,082)	$(1,756,270)
Class I Shares:
Shares sold	65,775	$951,788	106,135	$1,277,535
Reinvested dividends and distributions	599	7,927	1,284	14,523
Shares repurchased	(36,423)	(497,898)	(272,137)	(3,048,095)
Net Increase/(Decrease)	29,951	$461,817	(164,718)	$(1,756,037)
Class N Shares:
Shares sold	26,303	$359,257	49,433	$616,420
Reinvested dividends and distributions	618	8,229	511	5,818
Shares repurchased	(13,315)	(198,501)	(48,247)	(635,048)
Net Increase/(Decrease)	13,606	$168,985	1,697	$(12,810)
Class R Shares:
Shares sold	631	$9,046	283	$3,557
Reinvested dividends and distributions	-	-	23	266
Shares repurchased	(105)	(1,262)	-	-
Net Increase/(Decrease)	526	$7,784	306	$3,823
Class S Shares:
Shares sold	-	$-	-	$-
Reinvested dividends and distributions	4	53	27	315
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	4	$53	27	$315
Class T Shares:
Shares sold	22,338	$321,351	44,691	$548,234
Reinvested dividends and distributions	108	1,439	62	704
Shares repurchased	(32,605)	(481,197)	(47,978)	(586,732)
Net Increase/(Decrease)	(10,159)	$(158,407)	(3,225)	$(37,794)
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$8,116,817	$8,481,121	$-	$-
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Sustainable Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Sustainable Equity Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Global Sustainable Equity Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	7%
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	96%
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
38 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Global Sustainable Equity Fund
Notes
40 | September 30, 2024

Janus Henderson Global Sustainable Equity Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93086 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Global Technology and Innovation Fund
Janus Investment Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 94.3%
Diversified Financial Services – 1.4%
Mastercard Inc - Class A	146,631	$72,406,388
Visa Inc	103,202	28,375,390
		100,781,778
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	1,253,214	81,659,424
Entertainment – 0.4%
Netflix Inc*	43,455	30,821,328
Hotels, Restaurants & Leisure – 2.3%
Booking Holdings Inc	20,522	86,441,127
DoorDash Inc - Class A*	536,566	76,584,065
		163,025,192
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	157,350	18,652,269
Information Technology Services – 1.1%
GoDaddy Inc*	110,078	17,258,029
Shopify Inc*	744,696	59,679,937
		76,937,966
Interactive Media & Services – 5.3%
Alphabet Inc - Class C	1,312,639	219,460,114
Meta Platforms Inc - Class A	285,723	163,559,274
		383,019,388
Media – 0.3%
Trade Desk Inc*	181,492	19,900,598
Multiline Retail – 2.9%
Amazon.com Inc*	385,743	71,875,493
MercadoLibre Inc*	66,596	136,652,328
		208,527,821
Professional Services – 0.5%
Paylocity Holding Corp*	200,667	33,104,035
Real Estate Management & Development – 0.3%
CoStar Group Inc*	305,150	23,020,516
Road & Rail – 1.1%
Uber Technologies Inc*	1,083,180	81,411,809
Semiconductor & Semiconductor Equipment – 38.4%
Advanced Micro Devices Inc*	962,077	157,857,594
Analog Devices Inc	742,361	170,869,231
Applied Materials Inc	865,906	174,956,307
ASM International NV	46,216	30,317,885
ASML Holding NV	374,245	310,569,159
BE Semiconductor Industries NV	94,192	11,904,128
Broadcom Inc	664,870	114,690,075
KLA Corp	190,763	147,728,775
Lam Research Corp	169,716	138,501,833
Marvell Technology Inc	517,840	37,346,621
NVIDIA Corp	7,304,697	887,082,404
NXP Semiconductors NV	240,627	57,752,886
ON Semiconductor Corp*	430,294	31,243,647
Taiwan Semiconductor Manufacturing Co Ltd	14,560,000	440,486,834
Texas Instruments Inc	333,517	68,894,607
		2,780,201,986
Software – 32.0%
Adobe Inc*	56,239	29,119,429
Amplitude Inc - Class A*	1,286,267	11,537,815
Autodesk Inc*	267,456	73,678,779
Blackline Inc*	301,020	16,598,243
Cadence Design Systems Inc*	441,024	119,530,735
CCC Intelligent Solutions Holdings Inc*	10,064,427	111,211,918
Constellation Software Inc/Canada	75,012	244,067,737
Dynatrace Inc*	1,213,638	64,893,224
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Guidewire Software Inc*	101,257	$18,523,955
HubSpot Inc*	14,913	7,927,751
Intuit Inc	28,102	17,451,342
Lumine Group Inc*	1,260,804	29,461,958
Microsoft Corp	1,683,079	724,228,894
Nice Ltd (ADR)*	113,577	19,724,918
Oracle Corp	1,208,287	205,892,105
Pagerduty Inc*	303,145	5,623,340
Procore Technologies Inc*	1,117,527	68,973,766
Rubrik Inc - Class A*,#	269,468	8,663,396
Salesforce.com Inc	373,508	102,232,875
ServiceNow Inc*	107,430	96,084,318
Synopsys Inc*	206,684	104,662,711
Tyler Technologies Inc*	142,228	83,021,328
Workday Inc - Class A*	581,551	142,136,880
Workiva Inc*	152,693	12,081,070
		2,317,328,487
Specialized Real Estate Investment Trusts (REITs) – 0.6%
Equinix Inc	49,765	44,172,907
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	1,709,524	398,319,092
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc	289,295	59,698,916
Total Common Stocks (cost $3,364,665,507)		6,820,583,512
Private Placements – 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	12,713,141
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - private equity common shares*,¢,§	78,474	4,839,492
Via Transportation Inc - Series A*,¢,§	50,741	3,129,197
Via Transportation Inc - Series B*,¢,§	9,272	571,804
Via Transportation Inc - Series C*,¢,§	8,331	513,773
Via Transportation Inc - Series D*,¢,§	29,804	1,838,013
Via Transportation Inc - Series E*,¢,§	13,836	853,266
Via Transportation Inc - Series G-1*,¢,§	563,981	34,780,708
		46,526,253
Total Private Placements (cost $56,880,997)		59,239,394
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	79,986
Investment Companies – 4.9%
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $354,187,684)	354,106,487	354,177,309
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	1,285,451	1,285,451
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$4,671,447	4,671,447
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,956,898)		5,956,898
Total Investments (total cost $3,782,677,268) – 100.1%		7,240,037,099
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(9,862,285)
Net Assets – 100%		$7,230,174,814
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,957,092,229	82.3%
Taiwan	440,486,834	6.1
Netherlands	352,791,172	4.9
Canada	333,209,632	4.6
Argentina	136,652,328	1.9
Israel	19,724,918	0.2
Singapore	79,986	0.0
Total	$7,240,037,099	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$157,569,479	$1,306,797,139	$(1,110,163,130)	$(1,665)	$(24,514)	$354,177,309	354,106,487	$6,114,817
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	3,144,520	248,031,724	(249,890,793)	-	-	1,285,451	1,285,451	88,802 ∆
Total Affiliated Investments - 4.9%
	$160,713,999	$1,554,828,863	$(1,360,053,923)	$(1,665)	$(24,514)	$355,462,760	355,391,938	$6,203,619

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$5,847,764	$—	$(5,847,764)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $59,239,394, which represents 0.8% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$13,821,757	$12,713,141	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	4,839,492	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	3,129,197	0.0
Via Transportation Inc - Series B	12/2/21	400,829	571,804	0.0
Via Transportation Inc - Series C	12/2/21	360,149	513,773	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	1,838,013	0.0
Via Transportation Inc - Series E	12/2/21	598,130	853,266	0.0
Via Transportation Inc - Series G-1	11/4/21 - 2/2/23	25,665,478	34,780,708	0.5
Total		$56,880,997	$59,239,394	0.8%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$6,820,583,512	$-	$-
Private Placements	-	-	59,239,394
Warrants	79,986	-	-
Investment Companies	-	354,177,309	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,956,898	-
Total Assets	$6,820,663,498	$360,134,207	$59,239,394
4  |

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $3,427,204,133)(1)	$6,884,574,339
Affiliated investments, at value (cost $355,473,135)	355,462,760
Trustees' deferred compensation	203,932
Receivables:
Fund shares sold	2,569,994
Dividends	2,522,409
Dividends from affiliates	864,068
Foreign tax reclaims	4,834
Other assets	31,718
Total Assets	7,246,234,054
Liabilities:
Collateral for securities loaned (Note 2)	5,956,898
Payables:
Fund shares repurchased	4,818,322
Advisory fees	3,669,836
Transfer agent fees and expenses	942,135
Trustees' deferred compensation fees	203,932
12b-1 Distribution and shareholder servicing fees	129,365
Professional fees	80,387
Trustees' fees and expenses	37,887
Custodian fees	31,560
Affiliated fund administration fees payable	14,335
Accrued expenses and other payables	174,583
Total Liabilities	16,059,240
Commitments and contingent liabilities (Note 3)
Net Assets	$7,230,174,814
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,059,602,431
Total distributable earnings (loss)	4,170,572,383
Total Net Assets	$7,230,174,814
Net Assets - Class A Shares	$313,261,599
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,865,167
Net Asset Value Per Share(2)	$64.39
Maximum Offering Price Per Share(3)	$68.32
Net Assets - Class C Shares	$75,670,547
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,409,166
Net Asset Value Per Share(2)	$53.70
Net Assets - Class D Shares	$3,506,927,674
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,162,282
Net Asset Value Per Share	$67.23
Net Assets - Class I Shares	$1,081,198,706
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,864,606
Net Asset Value Per Share	$68.15
Net Assets - Class N Shares	$317,317,453
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,708,589
Net Asset Value Per Share	$67.39
Net Assets - Class S Shares	$33,265,752
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	535,321
Net Asset Value Per Share	$62.14
Net Assets - Class T Shares	$1,902,533,083
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,709,667
Net Asset Value Per Share	$66.27

(1)	Includes $5,847,764 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$34,703,305
Dividends from affiliates	6,114,817
Affiliated securities lending income, net	88,802
Unaffiliated securities lending income, net	25,304
Other income	25,841
Foreign tax withheld	(1,949,037)
Total Investment Income	39,009,032
Expenses:
Advisory fees	40,326,062
12b-1 Distribution and shareholder servicing fees:
Class A Shares	683,170
Class C Shares	680,880
Class S Shares	76,001
Transfer agent administrative fees and expenses:
Class D Shares	3,456,571
Class S Shares	76,001
Class T Shares	4,109,286
Transfer agent networking and omnibus fees:
Class A Shares	185,344
Class C Shares	48,390
Class I Shares	855,000
Other transfer agent fees and expenses:
Class A Shares	12,833
Class C Shares	2,610
Class D Shares	261,514
Class I Shares	37,439
Class N Shares	8,583
Class S Shares	267
Class T Shares	13,110
Shareholder reports expense	280,158
Affiliated fund administration fees	208,241
Custodian fees	160,583
Registration fees	150,622
Trustees' fees and expenses	147,648
Professional fees	107,267
Other expenses	365,594
Total Expenses	52,253,174
Less: Excess Expense Reimbursement and Waivers	(191,919)
Net Expenses	52,061,255
Net Investment Income/(Loss)	(13,052,223)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	782,143,736
Investments in affiliates	(1,665)
Total Net Realized Gain/(Loss) on Investments	782,142,071
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	1,623,779,748
Investments in affiliates	(24,514)
Total Change in Unrealized Net Appreciation/Depreciation	1,623,755,234
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,392,845,082
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Technology and Innovation Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$(13,052,223)	$(6,813,855)
Net realized gain/(loss) on investments	782,142,071	64,716,646
Change in unrealized net appreciation/depreciation	1,623,755,234	1,344,894,854
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,392,845,082	1,402,797,645
Dividends and Distributions to Shareholders:
Class A Shares	(1,980,489)	—
Class C Shares	(607,848)	—
Class D Shares	(21,279,163)	—
Class I Shares	(6,773,290)	—
Class N Shares	(1,560,100)	—
Class S Shares	(243,994)	—
Class T Shares	(11,503,625)	—
Net Decrease from Dividends and Distributions to Shareholders	(43,948,509)	—
Capital Share Transactions:
Class A Shares	(2,031,588)	(30,643,810)
Class C Shares	(5,732,790)	(11,136,999)
Class D Shares	(43,398,368)	(63,266,072)
Class I Shares	(56,423,875)	(98,704,511)
Class N Shares	54,987,396	13,296,296
Class S Shares	(1,774,958)	(903,037)
Class T Shares	2,068,589	(128,748,639)
Net Increase/(Decrease) from Capital Share Transactions	(52,305,594)	(320,106,772)
Net Increase/(Decrease) in Net Assets	2,296,590,979	1,082,690,873
Net Assets:
Beginning of period	4,933,583,835	3,850,892,962
End of period	$7,230,174,814	$4,933,583,835
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$43.62	$31.58	$59.21	$50.45	$36.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.20)	(0.12)	(0.22)	(0.27)	(0.11)
Net realized and unrealized gain/(loss)	21.37	12.16	(18.76)	13.83	17.17
Total from Investment Operations	21.17	12.04	(18.98)	13.56	17.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.80)	(3.33)
Net Asset Value, End of Period	$64.39	$43.62	$31.58	$59.21	$50.45
Total Return*	48.85%	38.13%	(37.50)%	28.19%	49.64%
Net Assets, End of Period (in thousands)	$313,262	$213,742	$182,141	$319,194	$252,037
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.98%	1.00%	0.99%	0.98%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.00%	0.99%	0.98%	0.99%
Ratio of Net Investment Income/(Loss)	(0.36)%	(0.31)%	(0.49)%	(0.47)%	(0.26)%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.71	$26.76	$51.77	$44.91	$33.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.52)	(0.33)	(0.42)	(0.56)	(0.36)
Net realized and unrealized gain/(loss)	17.91	10.28	(15.94)	12.22	15.36
Total from Investment Operations	17.39	9.95	(16.36)	11.66	15.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.80)	(3.33)
Net Asset Value, End of Period	$53.70	$36.71	$26.76	$51.77	$44.91
Total Return*	47.75%	37.18%	(37.88)%	27.37%	48.56%
Net Assets, End of Period (in thousands)	$75,671	$56,246	$50,614	$101,860	$89,141
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.73%	1.68%	1.58%	1.64%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.73%	1.68%	1.58%	1.64%	1.69%
Ratio of Net Investment Income/(Loss)	(1.11)%	(0.99)%	(1.09)%	(1.13)%	(0.96)%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.44	$32.83	$61.11	$51.89	$37.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.05)	(0.14)	(0.16)	(0.03)
Net realized and unrealized gain/(loss)	22.29	12.66	(19.49)	14.23	17.63
Total from Investment Operations	22.19	12.61	(19.63)	14.07	17.60
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.05)	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.85)	(3.33)
Net Asset Value, End of Period	$67.23	$45.44	$32.83	$61.11	$51.89
Total Return*	49.14%	38.41%	(37.39)%	28.43%	49.90%
Net Assets, End of Period (in thousands)	$3,506,928	$2,401,660	$1,794,752	$3,058,182	$2,426,380
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.78%	0.80%	0.80%	0.79%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.80%	0.80%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	(0.17)%	(0.11)%	(0.30)%	(0.29)%	(0.08)%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.05	$33.25	$61.76	$52.40	$37.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.03)	(0.12)	(0.14)	(0.01)
Net realized and unrealized gain/(loss)	22.58	12.83	(19.74)	14.38	17.80
Total from Investment Operations	22.50	12.80	(19.86)	14.24	17.79
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.08)	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.88)	(3.33)
Net Asset Value, End of Period	$68.15	$46.05	$33.25	$61.76	$52.40
Total Return*	49.17%	38.50%	(37.36)%	28.48%	49.99%
Net Assets, End of Period (in thousands)	$1,081,199	$773,769	$644,388	$1,189,917	$890,656
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.13)%	(0.07)%	(0.26)%	(0.24)%	(0.02)%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.50	$32.83	$61.03	$51.81	$37.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.01	(0.08)	(0.09)	0.02
Net realized and unrealized gain/(loss)	22.32	12.66	(19.47)	14.21	17.60
Total from Investment Operations	22.29	12.67	(19.55)	14.12	17.62
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.10)	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.90)	(3.33)
Net Asset Value, End of Period	$67.39	$45.50	$32.83	$61.03	$51.81
Total Return*	49.30%	38.59%	(37.29)%	28.59%	50.10%
Net Assets, End of Period (in thousands)	$317,317	$173,761	$115,297	$175,740	$117,541
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.66%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.67%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	(0.04)%	0.01%	(0.17)%	(0.16)%	0.06%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.19	$30.59	$57.73	$49.38	$36.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.30)	(0.18)	(0.29)	(0.36)	(0.19)
Net realized and unrealized gain/(loss)	20.65	11.78	(18.20)	13.51	16.83
Total from Investment Operations	20.35	11.60	(18.49)	13.15	16.64
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.80)	(3.33)
Net Asset Value, End of Period	$62.14	$42.19	$30.59	$57.73	$49.38
Total Return*	48.57%	37.92%	(37.63)%	27.95%	49.35%
Net Assets, End of Period (in thousands)	$33,266	$23,734	$17,985	$27,069	$21,002
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.17%	1.18%	1.18%	1.17%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.18%	1.17%	1.17%	1.18%
Ratio of Net Investment Income/(Loss)	(0.55)%	(0.48)%	(0.68)%	(0.66)%	(0.46)%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$44.85	$32.43	$60.53	$51.47	$37.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.16)	(0.09)	(0.19)	(0.23)	(0.08)
Net realized and unrealized gain/(loss)	21.98	12.51	(19.26)	14.11	17.51
Total from Investment Operations	21.82	12.42	(19.45)	13.88	17.43
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.02)	—
Distributions (from capital gains)	(0.40)	—	(8.65)	(4.80)	(3.33)
Total Dividends and Distributions	(0.40)	—	(8.65)	(4.82)	(3.33)
Net Asset Value, End of Period	$66.27	$44.85	$32.43	$60.53	$51.47
Total Return*	48.97%	38.30%	(37.45)%	28.26%	49.77%
Net Assets, End of Period (in thousands)	$1,902,533	$1,290,671	$1,045,715	$1,958,570	$1,601,653
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.92%	0.91%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	(0.28)%	(0.21)%	(0.41)%	(0.40)%	(0.18)%
Portfolio Turnover Rate	30%	43%	47%	43%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Global Technology and Innovation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 17

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have
20 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,847,764. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $5,956,898, resulting in the net amount due to the counterparty of $109,134.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
Janus Investment Fund | 21

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.71% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
22 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $65,044.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $3,781.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of
Janus Investment Fund | 23

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$58,746,631	$656,313,765	$-	$-	$(177,066)	$3,455,689,053
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,784,348,046	$3,478,284,375	$(22,595,322)	$3,455,689,053
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$43,948,509	$-	$-
24 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$-	$-	$19,643,572
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $39,288,805, including $36,099,658 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	707,181	$39,214,592	436,382	$17,488,428
Reinvested dividends and distributions	35,516	1,708,655	-	-
Shares repurchased	(777,207)	(42,954,835)	(1,304,998)	(48,132,238)
Net Increase/(Decrease)	(34,510)	$(2,031,588)	(868,616)	$(30,643,810)
Class C Shares:
Shares sold	201,854	$9,476,736	154,282	$5,151,176
Reinvested dividends and distributions	14,186	572,541	-	-
Shares repurchased	(338,963)	(15,782,067)	(513,935)	(16,288,175)
Net Increase/(Decrease)	(122,923)	$(5,732,790)	(359,653)	$(11,136,999)
Class D Shares:
Shares sold	4,177,410	$243,687,689	3,313,443	$140,177,494
Reinvested dividends and distributions	410,049	20,563,943	-	-
Shares repurchased	(5,272,881)	(307,650,000)	(5,132,227)	(203,443,566)
Net Increase/(Decrease)	(685,422)	$(43,398,368)	(1,818,784)	$(63,266,072)
Class I Shares:
Shares sold	4,260,434	$249,510,078	4,403,666	$178,894,447
Reinvested dividends and distributions	123,860	6,295,790	-	-
Shares repurchased	(5,323,846)	(312,229,743)	(6,978,731)	(277,598,958)
Net Increase/(Decrease)	(939,552)	$(56,423,875)	(2,575,065)	$(98,704,511)
Class N Shares:
Shares sold	1,970,973	$117,869,232	1,753,124	$71,527,802
Reinvested dividends and distributions	30,486	1,530,987	-	-
Shares repurchased	(1,111,965)	(64,412,823)	(1,446,362)	(58,231,506)
Net Increase/(Decrease)	889,494	$54,987,396	306,762	$13,296,296
Class S Shares:
Shares sold	260,239	$13,576,063	222,072	$8,436,393
Reinvested dividends and distributions	5,247	243,994	-	-
Shares repurchased	(292,707)	(15,595,015)	(247,392)	(9,339,430)
Net Increase/(Decrease)	(27,221)	$(1,774,958)	(25,320)	$(903,037)
Class T Shares:
Shares sold	4,386,794	$258,632,757	2,549,081	$102,982,215
Reinvested dividends and distributions	227,758	11,269,441	-	-
Shares repurchased	(4,683,009)	(267,833,609)	(6,013,420)	(231,730,854)
Net Increase/(Decrease)	(68,457)	$2,068,589	(3,464,339)	$(128,748,639)
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
Janus Investment Fund | 25

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,828,759,898	$2,147,898,367	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2024

Janus Henderson Global Technology And Innovation Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Technology and Innovation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Technology and Innovation Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, investee company and broker.
We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Global Technology And Innovation Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	3%
Capital Gain Distributions	$80,048,167
Dividends Received Deduction Percentage	40%
Qualified Dividend Income Percentage	47%
28 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
38 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Global Technology and Innovation Fund
Notes
40 | September 30, 2024

Janus Henderson Global Technology and Innovation Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93047 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Growth and Income Fund
Janus Investment Fund

Janus Henderson Growth and Income Fund

Janus Henderson Growth and Income Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.6%
General Dynamics Corp	196,147	$59,275,623
Raytheon Technologies Corp	530,959	64,330,993
		123,606,616
Banks – 3.1%
JPMorgan Chase & Co	1,109,254	233,897,298
Beverages – 0.9%
Constellation Brands Inc - Class A	257,762	66,422,690
Biotechnology – 3.8%
AbbVie Inc	688,078	135,881,644
Amgen Inc	267,773	86,279,138
Gilead Sciences Inc	744,645	62,431,037
		284,591,819
Building Products – 1.1%
Trane Technologies PLC	208,991	81,241,071
Capital Markets – 5.7%
Charles Schwab Corp	444,864	28,831,636
CME Group Inc	618,357	136,440,472
Goldman Sachs Group Inc	137,510	68,082,576
Intercontinental Exchange Inc	356,065	57,198,281
Moody's Corp	71,068	33,728,162
Morgan Stanley	1,040,899	108,503,312
		432,784,439
Chemicals – 0.6%
Corteva Inc	745,250	43,813,248
Commercial Services & Supplies – 0.5%
Waste Management Inc	201,398	41,810,225
Communications Equipment – 0.4%
Motorola Solutions Inc	67,205	30,217,384
Consumer Finance – 3.1%
American Express Co	860,831	233,457,367
Diversified Financial Services – 2.9%
Visa Inc	789,087	216,959,471
Electric Utilities – 1.0%
American Electric Power Co Inc	521,892	53,546,119
Xcel Energy Inc	386,503	25,238,646
		78,784,765
Electrical Equipment – 1.0%
Eaton Corp PLC	228,800	75,833,472
Energy Equipment & Services – 0.3%
Schlumberger Ltd	570,554	23,934,740
Entertainment – 1.0%
Walt Disney Co	806,893	77,615,038
Food & Staples Retailing – 1.7%
Costco Wholesale Corp	71,698	63,561,711
Sysco Corp	818,512	63,893,047
		127,454,758
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories	659,429	75,181,500
Medtronic PLC	1,001,639	90,177,559
Stryker Corp	173,402	62,643,207
		228,002,266
Health Care Providers & Services – 4.1%
HCA Healthcare Inc	198,673	80,746,667
UnitedHealth Group Inc	392,898	229,719,603
		310,466,270
Hotels, Restaurants & Leisure – 4.9%
Booking Holdings Inc	20,176	84,983,733
Marriott International Inc/MD - Class A	449,120	111,651,232
McDonald's Corp	575,343	175,197,697
		371,832,662
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Growth and Income Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Household Products – 1.6%
Procter & Gamble Co	715,376	$123,903,123
Industrial Conglomerates – 1.4%
Honeywell International Inc	520,939	107,683,301
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Prologis Inc	499,961	63,135,075
Information Technology Services – 3.9%
Accenture PLC	550,767	194,685,119
International Business Machines Corp	449,301	99,331,465
		294,016,584
Insurance – 1.8%
Marsh & McLennan Cos Inc	368,110	82,121,660
Travelers Cos Inc	223,682	52,368,430
		134,490,090
Interactive Media & Services – 5.6%
Alphabet Inc - Class C	1,196,533	200,048,352
Meta Platforms Inc - Class A	398,292	227,998,273
		428,046,625
Life Sciences Tools & Services – 1.0%
Danaher Corp	262,295	72,923,256
Machinery – 1.0%
Deere & Co	190,896	79,666,628
Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp	645,516	95,065,141
ConocoPhillips	545,088	57,386,865
		152,452,006
Pharmaceuticals – 3.5%
Eli Lilly & Co	177,116	156,914,149
Merck & Co Inc	388,504	44,118,514
Zoetis Inc	315,051	61,554,665
		262,587,328
Professional Services – 2.6%
Automatic Data Processing Inc	445,426	123,262,737
Booz Allen Hamilton Holding Corp	447,640	72,857,886
		196,120,623
Semiconductor & Semiconductor Equipment – 10.8%
Analog Devices Inc	80,058	18,426,950
Applied Materials Inc	520,481	105,163,186
Broadcom Inc	1,315,585	226,938,413
KLA Corp	336,823	260,839,099
Lam Research Corp	123,035	100,406,403
Texas Instruments Inc	527,913	109,050,988
		820,825,039
Software – 12.9%
Intuit Inc	108,150	67,161,150
Microsoft Corp	1,692,444	728,258,653
Oracle Corp	1,048,607	178,682,633
		974,102,436
Specialty Retail – 2.8%
Home Depot Inc	289,190	117,179,788
TJX Cos Inc	779,075	91,572,475
		208,752,263
Technology Hardware, Storage & Peripherals – 6.3%
Apple Inc	2,064,877	481,116,341
Textiles, Apparel & Luxury Goods – 1.2%
NIKE Inc - Class B	1,017,011	89,903,772
Total Common Stocks (cost $3,917,432,329)		7,572,450,089
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Growth and Income Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $5,004,856)	5,003,446	$5,004,446
Total Investments (total cost $3,922,437,185) – 100.0%		7,577,454,535
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(1,815,724)
Net Assets – 100%		$7,575,638,811

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$3,943,103	$234,508,769	$(233,447,587)	$965	$(804)	$5,004,446	5,003,446	$189,747
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Growth and Income Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$7,572,450,089	$-	$-
Investment Companies	-	5,004,446	-
Total Assets	$7,572,450,089	$5,004,446	$-
4  |

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $3,917,432,329)	$7,572,450,089
Affiliated investments, at value (cost $5,004,856)	5,004,446
Trustees' deferred compensation	213,319
Receivables:
Investments sold	4,202,139
Dividends	3,215,489
Fund shares sold	1,279,532
Dividends from affiliates	17,713
Other assets	8,935
Total Assets	7,586,391,662
Liabilities:
Due to custodian	461
Payables:
Fund shares repurchased	4,902,861
Advisory fees	3,619,079
Transfer agent fees and expenses	1,026,366
Dividends	573,409
Trustees' deferred compensation fees	213,319
Professional fees	75,125
12b-1 Distribution and shareholder servicing fees	61,426
Trustees' fees and expenses	39,937
Affiliated fund administration fees payable	15,228
Custodian fees	7,426
Accrued expenses and other payables	218,214
Total Liabilities	10,752,851
Commitments and contingent liabilities (Note 3)
Net Assets	$7,575,638,811
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,203,298,324
Total distributable earnings (loss)	4,372,340,487
Total Net Assets	$7,575,638,811
Net Assets - Class A Shares	$104,059,233
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,324,745
Net Asset Value Per Share(1)	$78.55
Maximum Offering Price Per Share(2)	$83.34
Net Assets - Class C Shares	$43,871,227
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	569,290
Net Asset Value Per Share(1)	$77.06
Net Assets - Class D Shares	$4,758,700,852
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	60,447,541
Net Asset Value Per Share	$78.72
Net Assets - Class I Shares	$402,270,395
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,106,512
Net Asset Value Per Share	$78.78
Net Assets - Class N Shares	$93,813,014
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,193,158
Net Asset Value Per Share	$78.63
Net Assets - Class R Shares	$5,406,615
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	69,398
Net Asset Value Per Share	$77.91
Net Assets - Class S Shares	$13,861,131
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	176,519
Net Asset Value Per Share	$78.52
Net Assets - Class T Shares	$2,153,656,344
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	27,389,701
Net Asset Value Per Share	$78.63

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Growth and Income Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$123,660,275
Dividends from affiliates	189,747
Other income	24,429
Foreign withholding tax income	193,828
Total Investment Income	124,068,279
Expenses:
Advisory fees	42,274,791
12b-1 Distribution and shareholder servicing fees:
Class A Shares	233,339
Class C Shares	411,475
Class R Shares	26,200
Class S Shares	34,612
Transfer agent administrative fees and expenses:
Class D Shares	4,960,271
Class R Shares	13,163
Class S Shares	34,605
Class T Shares	5,033,307
Transfer agent networking and omnibus fees:
Class A Shares	113,690
Class C Shares	26,656
Class I Shares	312,998
Other transfer agent fees and expenses:
Class A Shares	4,428
Class C Shares	1,667
Class D Shares	387,310
Class I Shares	15,296
Class N Shares	2,904
Class R Shares	148
Class S Shares	236
Class T Shares	16,151
Shareholder reports expense	361,995
Affiliated fund administration fees	227,343
Trustees' fees and expenses	159,797
Registration fees	152,085
Professional fees	106,831
Custodian fees	103,176
Other expenses	397,837
Total Expenses	55,412,311
Less: Excess Expense Reimbursement and Waivers	(434,483)
Net Expenses	54,977,828
Net Investment Income/(Loss)	69,090,451
Net Realized Gain/(Loss) on Investments:
Investments	818,705,367
Investments in affiliates	965
Total Net Realized Gain/(Loss) on Investments	818,706,332
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	795,533,502
Investments in affiliates	(804)
Total Change in Unrealized Net Appreciation/Depreciation	795,532,698
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,683,329,481
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Growth and Income Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$69,090,451	$77,887,516
Net realized gain/(loss) on investments	818,706,332	388,859,279
Change in unrealized net appreciation/depreciation	795,532,698	606,945,185
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,683,329,481	1,073,691,980
Dividends and Distributions to Shareholders:
Class A Shares	(6,245,655)	(4,820,669)
Class C Shares	(2,994,502)	(2,515,368)
Class D Shares	(319,552,052)	(248,798,148)
Class I Shares	(28,977,791)	(23,560,589)
Class N Shares	(6,197,331)	(4,208,965)
Class R Shares	(371,350)	(335,210)
Class S Shares	(946,381)	(776,458)
Class T Shares	(146,071,366)	(116,499,325)
Net Decrease from Dividends and Distributions to Shareholders	(511,356,428)	(401,514,732)
Capital Share Transactions:
Class A Shares	6,535,520	1,853,572
Class C Shares	(5,176,224)	(2,809,521)
Class D Shares	43,656,463	36,377,473
Class I Shares	(36,096,598)	(10,138,589)
Class N Shares	1,099,958	26,245,479
Class R Shares	(715,956)	(899,708)
Class S Shares	(1,206,681)	(631,186)
Class T Shares	(36,113,503)	(25,346,584)
Net Increase/(Decrease) from Capital Share Transactions	(28,017,021)	24,650,936
Net Increase/(Decrease) in Net Assets	1,143,956,032	696,828,184
Net Assets:
Beginning of period	6,431,682,779	5,734,854,595
End of period	$7,575,638,811	$6,431,682,779
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Growth and Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.68	$59.86	$73.95	$59.77	$58.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.54	0.65	0.55	0.49	0.80
Net realized and unrealized gain/(loss)	16.53	10.25	(10.31)	16.06	2.53
Total from Investment Operations	17.07	10.90	(9.76)	16.55	3.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(0.66)	(0.57)	(0.51)	(0.83)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(5.20)	(4.08)	(4.33)	(2.37)	(2.05)
Net Asset Value, End of Period	$78.55	$66.68	$59.86	$73.95	$59.77
Total Return*	26.90%	18.62%	(14.38)%	28.28%	5.81%
Net Assets, End of Period (in thousands)	$104,059	$81,967	$71,633	$91,735	$80,310
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.99%	1.01%	1.01%	1.01%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.01%	1.01%	1.01%	0.99%
Ratio of Net Investment Income/(Loss)	0.76%	0.98%	0.77%	0.71%	1.41%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Growth and Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$65.52	$58.87	$72.81	$58.90	$57.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.24	0.10	0.05	0.43
Net realized and unrealized gain/(loss)	16.19	10.08	(10.13)	15.82	2.49
Total from Investment Operations	16.29	10.32	(10.03)	15.87	2.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.25)	(0.15)	(0.10)	(0.48)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(4.75)	(3.67)	(3.91)	(1.96)	(1.70)
Net Asset Value, End of Period	$77.06	$65.52	$58.87	$72.81	$58.90
Total Return*	26.08%	17.91%	(14.93)%	27.48%	5.12%
Net Assets, End of Period (in thousands)	$43,871	$41,905	$40,161	$53,156	$49,982
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.63%	1.63%	1.64%	1.65%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.63%	1.63%	1.64%	1.65%	1.64%
Ratio of Net Investment Income/(Loss)	0.14%	0.36%	0.15%	0.08%	0.77%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Growth and Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.82	$59.97	$74.09	$59.87	$58.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.73	0.83	0.74	0.67	0.93
Net realized and unrealized gain/(loss)	16.56	10.28	(10.34)	16.11	2.54
Total from Investment Operations	17.29	11.11	(9.60)	16.78	3.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.75)	(0.84)	(0.76)	(0.70)	(0.96)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(5.39)	(4.26)	(4.52)	(2.56)	(2.18)
Net Asset Value, End of Period	$78.72	$66.82	$59.97	$74.09	$59.87
Total Return*	27.20%	18.94%	(14.17)%	28.63%	6.07%
Net Assets, End of Period (in thousands)	$4,758,701	$3,980,874	$3,529,397	$4,284,567	$3,506,038
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.74%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	1.02%	1.24%	1.04%	0.97%	1.64%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Growth and Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.86	$60.00	$74.12	$59.90	$58.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.76	0.86	0.78	0.71	0.97
Net realized and unrealized gain/(loss)	16.58	10.29	(10.35)	16.10	2.52
Total from Investment Operations	17.34	11.15	(9.57)	16.81	3.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.78)	(0.87)	(0.79)	(0.73)	(0.98)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(5.42)	(4.29)	(4.55)	(2.59)	(2.20)
Net Asset Value, End of Period	$78.78	$66.86	$60.00	$74.12	$59.90
Total Return*	27.27%	19.01%	(14.12)%	28.68%	6.11%
Net Assets, End of Period (in thousands)	$402,270	$374,459	$344,524	$458,387	$429,567
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of Net Investment Income/(Loss)	1.06%	1.29%	1.08%	1.03%	1.70%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Growth and Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.74	$59.90	$74.01	$59.80	$58.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.82	0.89	0.84	0.76	1.00
Net realized and unrealized gain/(loss)	16.55	10.29	(10.35)	16.09	2.53
Total from Investment Operations	17.37	11.18	(9.51)	16.85	3.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.84)	(0.92)	(0.84)	(0.78)	(1.03)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(5.48)	(4.34)	(4.60)	(2.64)	(2.25)
Net Asset Value, End of Period	$78.63	$66.74	$59.90	$74.01	$59.80
Total Return*	27.37%	19.10%	(14.06)%	28.81%	6.20%
Net Assets, End of Period (in thousands)	$93,813	$79,133	$47,906	$73,167	$55,506
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.62%	0.63%	0.63%	0.62%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.63%	0.63%	0.62%	0.63%
Ratio of Net Investment Income/(Loss)	1.13%	1.34%	1.17%	1.09%	1.76%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Growth and Income Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.18	$59.42	$73.44	$59.35	$58.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.39	0.27	0.23	0.57
Net realized and unrealized gain/(loss)	16.38	10.17	(10.23)	15.95	2.51
Total from Investment Operations	16.65	10.56	(9.96)	16.18	3.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.38)	(0.30)	(0.23)	(0.61)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(4.92)	(3.80)	(4.06)	(2.09)	(1.83)
Net Asset Value, End of Period	$77.91	$66.18	$59.42	$73.44	$59.35
Total Return*	26.40%	18.15%	(14.72)%	27.82%	5.38%
Net Assets, End of Period (in thousands)	$5,407	$5,231	$5,477	$7,329	$8,023
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.42%	1.42%	1.40%	1.39%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.42%	1.40%	1.39%	1.40%
Ratio of Net Investment Income/(Loss)	0.38%	0.58%	0.38%	0.34%	1.00%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Growth and Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.66	$59.83	$73.92	$59.74	$58.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.58	0.46	0.42	0.72
Net realized and unrealized gain/(loss)	16.51	10.25	(10.31)	16.05	2.53
Total from Investment Operations	16.97	10.83	(9.85)	16.47	3.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.58)	(0.48)	(0.43)	(0.76)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(5.11)	(4.00)	(4.24)	(2.29)	(1.98)
Net Asset Value, End of Period	$78.52	$66.66	$59.83	$73.92	$59.74
Total Return*	26.74%	18.51%	(14.49)%	28.15%	5.67%
Net Assets, End of Period (in thousands)	$13,861	$12,791	$12,049	$23,935	$22,870
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.14%	1.14%	1.13%	1.13%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.12%	1.12%	1.12%	1.13%
Ratio of Net Investment Income/(Loss)	0.64%	0.87%	0.63%	0.61%	1.28%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Growth and Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$66.75	$59.90	$74.01	$59.81	$58.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.65	0.76	0.67	0.60	0.88
Net realized and unrealized gain/(loss)	16.54	10.28	(10.34)	16.08	2.52
Total from Investment Operations	17.19	11.04	(9.67)	16.68	3.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.67)	(0.77)	(0.68)	(0.62)	(0.90)
Distributions (from capital gains)	(4.64)	(3.42)	(3.76)	(1.86)	(1.22)
Total Dividends and Distributions	(5.31)	(4.19)	(4.44)	(2.48)	(2.12)
Net Asset Value, End of Period	$78.63	$66.75	$59.90	$74.01	$59.81
Total Return*	27.06%	18.84%	(14.26)%	28.49%	5.95%
Net Assets, End of Period (in thousands)	$2,153,656	$1,855,322	$1,683,707	$2,108,286	$1,805,935
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.85%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.91%	1.14%	0.93%	0.87%	1.54%
Portfolio Turnover Rate	27%	22%	17%	11%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Growth and Income Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 17

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
18 | September 30, 2024

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
Janus Investment Fund | 19

Janus Henderson Growth and Income Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.
20 | September 30, 2024

Janus Henderson Growth and Income Fund
Notes to Financial Statements
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.62% for at least a one-year period commencing on January 26, 2024. The previous expense limit (for the one-year period commencing January 27, 2023) was 0.67%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Janus Investment Fund | 21

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $14,003.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $1,912.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
22 | September 30, 2024

Janus Henderson Growth and Income Fund
Notes to Financial Statements
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	49	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$719,589,358	$-	$-	$(197,437)	$3,652,948,566
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,924,505,969	$3,699,824,209	$(46,875,643)	$3,652,948,566
Janus Investment Fund | 23

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$69,135,789	$442,220,639	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$77,883,728	$323,631,004	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $27,396,505, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
24 | September 30, 2024

Janus Henderson Growth and Income Fund
Notes to Financial Statements
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	352,757	$25,126,160	282,167	$18,662,811
Reinvested dividends and distributions	73,928	5,015,519	60,259	3,821,499
Shares repurchased	(331,111)	(23,606,159)	(310,020)	(20,630,738)
Net Increase/(Decrease)	95,574	$6,535,520	32,406	$1,853,572
Class C Shares:
Shares sold	64,468	$4,485,732	90,885	$5,954,450
Reinvested dividends and distributions	41,179	2,720,077	36,977	2,292,894
Shares repurchased	(175,979)	(12,382,033)	(170,467)	(11,056,865)
Net Increase/(Decrease)	(70,332)	$(5,176,224)	(42,605)	$(2,809,521)
Class D Shares:
Shares sold	1,543,646	$110,917,638	1,284,134	$85,579,617
Reinvested dividends and distributions	4,512,429	307,244,523	3,767,677	239,784,514
Shares repurchased	(5,186,113)	(374,505,698)	(4,330,392)	(288,986,658)
Net Increase/(Decrease)	869,962	$43,656,463	721,419	$36,377,473
Class I Shares:
Shares sold	1,090,044	$78,502,285	1,025,617	$68,554,073
Reinvested dividends and distributions	394,210	26,859,422	339,910	21,654,006
Shares repurchased	(1,978,545)	(141,458,305)	(1,506,780)	(100,346,668)
Net Increase/(Decrease)	(494,291)	$(36,096,598)	(141,253)	$(10,138,589)
Class N Shares:
Shares sold	423,416	$30,992,142	621,001	$42,288,702
Reinvested dividends and distributions	86,674	5,902,742	62,497	3,979,211
Shares repurchased	(502,622)	(35,794,926)	(297,575)	(20,022,434)
Net Increase/(Decrease)	7,468	$1,099,958	385,923	$26,245,479
Class R Shares:
Shares sold	13,269	$941,600	13,119	$879,290
Reinvested dividends and distributions	5,528	370,014	5,329	334,246
Shares repurchased	(28,450)	(2,027,570)	(31,582)	(2,113,244)
Net Increase/(Decrease)	(9,653)	$(715,956)	(13,134)	$(899,708)
Class S Shares:
Shares sold	16,480	$1,181,860	15,256	$1,016,050
Reinvested dividends and distributions	13,968	945,143	12,195	772,296
Shares repurchased	(45,800)	(3,333,684)	(36,957)	(2,419,532)
Net Increase/(Decrease)	(15,352)	$(1,206,681)	(9,506)	$(631,186)
Class T Shares:
Shares sold	1,530,903	$110,581,708	1,543,553	$103,100,821
Reinvested dividends and distributions	2,104,688	142,964,949	1,794,193	113,986,763
Shares repurchased	(4,042,905)	(289,660,160)	(3,647,202)	(242,434,168)
Net Increase/(Decrease)	(407,314)	$(36,113,503)	(309,456)	$(25,346,584)
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,886,354,800	$2,353,040,721	$-	$-
Janus Investment Fund | 25

Janus Henderson Growth and Income Fund
Notes to Financial Statements
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2024

Janus Henderson Growth And Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Growth and Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Growth And Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Capital Gain Distributions	$469,617,144
Dividends Received Deduction Percentage	99%
Qualified Dividend Income Percentage	100%
28 | September 30, 2024

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 29

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
30 | September 30, 2024

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
32 | September 30, 2024

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
34 | September 30, 2024

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
36 | September 30, 2024

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
38 | September 30, 2024

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Growth and Income Fund
Notes
40 | September 30, 2024

Janus Henderson Growth and Income Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93048 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Overseas Fund
Janus Investment Fund

Janus Henderson Overseas Fund

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 95.7%
Aerospace & Defense – 4.0%
BAE Systems PLC	8,608,782	$142,403,760
Automobiles – 2.4%
Toyota Motor Corp	4,840,100	85,630,466
Banks – 16.3%
BNP Paribas SA	1,873,339	128,333,740
Erste Group Bank AG	1,976,034	108,317,111
HDFC Bank Ltd	5,291,969	109,383,897
Natwest Group PLC	17,403,946	80,004,500
Resona Holdings Inc	13,737,600	95,363,091
UniCredit SpA	1,234,701	54,096,414
		575,498,753
Beverages – 4.6%
Davide Campari-Milano NV#	7,727,797	65,368,078
Heineken NV	1,100,848	97,578,700
		162,946,778
Biotechnology – 4.2%
Argenx SE (ADR)*	87,440	47,399,475
Ascendis Pharma A/S (ADR)*	161,451	24,106,249
Zai Lab Ltd (ADR)*,#	3,163,427	76,365,128
		147,870,852
Chemicals – 2.2%
Shin-Etsu Chemical Co Ltd	1,839,900	76,522,735
Commercial Services & Supplies – 1.6%
Rentokil Initial PLC	11,797,202	57,463,480
Diversified Telecommunication Services – 2.6%
Deutsche Telekom AG	3,155,547	92,685,215
Electronic Equipment, Instruments & Components – 2.7%
Hexagon AB - Class B	8,821,773	94,895,151
Entertainment – 3.6%
Liberty Media Corp-Liberty Formula One - Series C*	1,657,849	128,367,248
Hotels, Restaurants & Leisure – 1.9%
Entain PLC	6,543,933	66,759,296
Industrial Real Estate Investment Trusts (REITs) – 2.2%
Segro PLC	6,706,662	78,352,416
Information Technology Services – 1.6%
Fujitsu Ltd	2,849,000	58,195,251
Insurance – 6.4%
AIA Group Ltd	12,297,200	110,180,609
Dai-ichi Life Holdings Inc	4,539,000	116,293,911
		226,474,520
Life Sciences Tools & Services – 1.4%
ICON PLC*	176,999	50,853,583
Machinery – 0.9%
Alstom SA*,#	1,557,387	32,301,476
Metals & Mining – 4.1%
Teck Resources Ltd	2,756,039	143,967,015
Oil, Gas & Consumable Fuels – 4.7%
Canadian Natural Resources Ltd	3,037,588	100,878,298
Gaztransport Et Technigaz SA	35,938	5,067,887
TotalEnergies SE	951,838	61,974,827
		167,921,012
Personal Products – 1.9%
Unilever PLC	1,048,798	67,839,402
Pharmaceuticals – 7.6%
AstraZeneca PLC	617,878	95,707,453
Daiichi Sankyo Co Ltd	1,120,100	36,702,741
Novo Nordisk A/S - Class B	550,846	64,730,884
Sanofi	631,222	72,292,612
		269,433,690
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Road & Rail – 0.6%
Full Truck Alliance Co (ADR)	2,332,896	$21,019,393
Semiconductor & Semiconductor Equipment – 10.8%
ASML Holding NV	126,649	105,100,331
Disco Corp	121,300	31,643,845
Taiwan Semiconductor Manufacturing Co Ltd	8,077,000	244,355,231
		381,099,407
Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co Ltd	1,186,089	55,789,272
Textiles, Apparel & Luxury Goods – 4.5%
LVMH Moet Hennessy Louis Vuitton SE	93,464	71,621,717
Samsonite International SAž	32,380,829	89,141,420
		160,763,137
Wireless Telecommunication Services – 1.3%
SoftBank Group Corp	760,800	44,612,495
Total Common Stocks (cost $2,735,150,852)		3,389,665,803
Preferred Stocks – 1.8%
Automobiles – 1.8%
Dr Ing hc F Porsche AGž (cost $75,631,224)	814,847	64,845,304
Investment Companies – 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $81,547,091)	81,529,832	81,546,138
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	10,674,137	10,674,137
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$2,668,534	2,668,534
Total Investments Purchased with Cash Collateral from Securities Lending (cost $13,342,671)		13,342,671
Total Investments (total cost $2,905,671,838) – 100.2%		3,549,399,916
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(6,840,295)
Net Assets – 100%		$3,542,559,621
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$588,530,307	16.6%
Japan	544,964,535	15.4
France	371,592,259	10.5
Canada	244,845,313	6.9
Taiwan	244,355,231	6.9
United States	223,256,057	6.3
Netherlands	202,679,031	5.7
Hong Kong	199,322,029	5.6
Germany	157,530,519	4.4
Italy	119,464,492	3.4
India	109,383,897	3.1
Austria	108,317,111	3.0
China	97,384,521	2.7
Sweden	94,895,151	2.7
Denmark	88,837,133	2.5
South Korea	55,789,272	1.6
Ireland	50,853,583	1.4
Belgium	47,399,475	1.3
Total	$3,549,399,916	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$56,377,171	$1,039,809,017	$(1,014,633,279)	$(1,622)	$(5,149)	$81,546,138	81,529,832	$3,784,452
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	584,080	218,061,990	(207,971,933)	-	-	10,674,137	10,674,137	42,493 ∆
Total Affiliated Investments - 2.6%
	$56,961,251	$1,257,871,007	$(1,222,605,212)	$(1,622)	$(5,149)	$92,220,275	92,203,969	$3,826,945

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	27,200,730	EUR	$(3,549,163)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$3,549,163
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$561,392

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(3,549,163)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Total return swaps:
Average notional amount	$20,923,638

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$12,512,698	$—	$(12,512,698)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$3,549,163	$—	$(3,110,000)	$439,163

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Overseas Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2024 is $153,986,724, which represents 4.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$3,389,665,803	$-	$-
Preferred Stocks	64,845,304	-	-
Investment Companies	-	81,546,138	-
Investments Purchased with Cash Collateral from Securities Lending	-	13,342,671	-
Total Assets	$3,454,511,107	$94,888,809	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$3,549,163	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Overseas Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $2,813,450,610)(1)	$3,457,179,641
Affiliated investments, at value (cost $92,221,228)	92,220,275
Cash	731,765
Deposits with brokers for OTC derivatives	3,110,000
Cash denominated in foreign currency (cost $1,680)	1,680
Trustees' deferred compensation	99,934
Receivables:
Dividends	7,599,812
Foreign tax reclaims	7,554,875
Fund shares sold	1,253,688
Dividends and interest on swap contracts	561,392
Dividends from affiliates	287,657
Other assets	14,043
Total Assets	3,570,614,762
Liabilities:
Collateral for securities loaned (Note 3)	13,342,671
OTC swap contracts, at value (premium paid/received $0)	3,549,163
Payables:
Foreign withholding tax reclaim fee (Note 1)	4,861,209
Advisory fees	2,137,632
Fund shares repurchased	1,835,513
Foreign tax liability	1,175,266
Transfer agent fees and expenses	526,918
Professional fees	100,630
Trustees' deferred compensation fees	99,934
12b-1 Distribution and shareholder servicing fees	89,594
Custodian fees	59,158
Trustees' fees and expenses	18,176
Affiliated fund administration fees payable	7,137
Accrued expenses and other payables	252,140
Total Liabilities	28,055,141
Commitments and contingent liabilities (Note 4)
Net Assets	$3,542,559,621
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Overseas Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,216,549,352
Total distributable earnings (loss) (includes $1,175,266 of foreign capital gains tax)	(673,989,731)
Total Net Assets	$3,542,559,621
Net Assets - Class A Shares	$212,180,287
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,330,105
Net Asset Value Per Share(2)	$49.00
Maximum Offering Price Per Share(3)	$51.99
Net Assets - Class C Shares	$11,625,067
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	243,109
Net Asset Value Per Share(2)	$47.82
Net Assets - Class D Shares	$693,569,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,246,817
Net Asset Value Per Share	$48.68
Net Assets - Class I Shares	$1,622,258,441
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,231,943
Net Asset Value Per Share	$48.82
Net Assets - Class N Shares	$321,874,554
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,623,379
Net Asset Value Per Share	$48.60
Net Assets - Class R Shares	$23,355,956
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	483,979
Net Asset Value Per Share	$48.26
Net Assets - Class S Shares	$136,644,392
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,807,010
Net Asset Value Per Share	$48.68
Net Assets - Class T Shares	$521,051,607
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,691,529
Net Asset Value Per Share	$48.73

(1)	Includes $12,512,698 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Overseas Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$82,081,764
Dividends from affiliates	3,784,452
Affiliated securities lending income, net	42,493
Unaffiliated securities lending income, net	14,771
Other income	69,660
Foreign tax withheld (net of foreign withholding tax reclaim fee of $644,704 (Note 1))	(5,356,285)
Total Investment Income	80,636,855
Expenses:
Advisory fees	23,760,884
12b-1 Distribution and shareholder servicing fees:
Class A Shares	557,834
Class C Shares	117,227
Class R Shares	114,348
Class S Shares	328,254
Transfer agent administrative fees and expenses:
Class D Shares	742,628
Class R Shares	58,232
Class S Shares	328,324
Class T Shares	1,258,367
Transfer agent networking and omnibus fees:
Class A Shares	260,183
Class C Shares	15,586
Class I Shares	1,402,526
Other transfer agent fees and expenses:
Class A Shares	11,767
Class C Shares	624
Class D Shares	113,815
Class I Shares	62,371
Class N Shares	10,054
Class R Shares	584
Class S Shares	2,078
Class T Shares	7,230
Professional fees	383,613
Shareholder reports expense	349,080
Custodian fees	285,563
Registration fees	228,164
Affiliated fund administration fees	103,807
Trustees' fees and expenses	70,432
Other expenses	282,271
Total Expenses	30,855,846
Less: Excess Expense Reimbursement and Waivers	(58,281)
Net Expenses	30,797,565
Net Investment Income/(Loss)	49,839,290
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	156,517,258
Investments in affiliates	(1,622)
Swap contracts	561,392
Total Net Realized Gain/(Loss) on Investments	157,077,028
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $1,365,051)	407,202,763
Investments in affiliates	(5,149)
Swap contracts	(3,549,163)
Total Change in Unrealized Net Appreciation/Depreciation	403,648,451
Net Increase/(Decrease) in Net Assets Resulting from Operations	$610,564,769
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Overseas Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$49,839,290	$41,427,446
Net realized gain/(loss) on investments	157,077,028	18,059,091
Change in unrealized net appreciation/depreciation	403,648,451	273,473,792
Net Increase/(Decrease) in Net Assets Resulting from Operations	610,564,769	332,960,329
Dividends and Distributions to Shareholders:
Class A Shares	(3,016,003)	(295,705)
Class C Shares	(155,195)	(26,327)
Class D Shares	(8,959,406)	(9,693,682)
Class I Shares	(18,111,712)	(11,776,581)
Class N Shares	(3,536,669)	(2,006,853)
Class R Shares	(191,620)	(200,146)
Class S Shares	(1,360,835)	(1,409,535)
Class T Shares	(6,551,276)	(6,892,452)
Net Decrease from Dividends and Distributions to Shareholders	(41,882,716)	(32,301,281)
Capital Share Transactions:
Class A Shares	(35,196,032)	198,989,644
Class C Shares	(5,487,162)	13,182,322
Class D Shares	(39,603,713)	(21,572,913)
Class I Shares	113,009,644	644,630,020
Class N Shares	107,638,203	87,255,676
Class R Shares	(3,183,622)	687,015
Class S Shares	(8,782,889)	354,467
Class T Shares	(54,183,901)	4,194,027
Net Increase/(Decrease) from Capital Share Transactions	74,210,528	927,720,258
Net Increase/(Decrease) in Net Assets	642,892,581	1,228,379,306
Net Assets:
Beginning of period	2,899,667,040	1,671,287,734
End of period	$3,542,559,621	$2,899,667,040
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Overseas Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.98	$34.10	$43.91	$33.08	$30.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.59 (2)	0.28	0.63	0.43	0.21
Net realized and unrealized gain/(loss)	8.04	7.14	(10.09)	10.64	2.51
Total from Investment Operations	8.63	7.42	(9.46)	11.07	2.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.61)	(0.54)	(0.35)	(0.24)	(0.58)
Total Dividends and Distributions	(0.61)	(0.54)	(0.35)	(0.24)	(0.58)
Net Asset Value, End of Period	$49.00	$40.98	$34.10	$43.91	$33.08
Total Return*	21.33%	21.80%	(21.71)%	33.54%	8.74%
Net Assets, End of Period (in thousands)	$212,180	$209,483	$19,008	$21,130	$15,231
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18% (3)	1.17%	1.22%	1.22%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.17%	1.22%	1.22%	1.17%
Ratio of Net Investment Income/(Loss)	1.31% (2)	0.66%	1.53%	1.03%	0.66%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Overseas Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.11	$33.48	$43.14	$32.58	$30.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26 (2)	0.08	0.36	(0.02)	(0.06)
Net realized and unrealized gain/(loss)	7.90	6.94	(10.02)	10.58	2.43
Total from Investment Operations	8.16	7.02	(9.66)	10.56	2.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.39)	—	—	(0.13)
Total Dividends and Distributions	(0.45)	(0.39)	—	—	(0.13)
Net Asset Value, End of Period	$47.82	$40.11	$33.48	$43.14	$32.58
Total Return*	20.56%	20.98%	(22.39)%	32.41%	7.79%
Net Assets, End of Period (in thousands)	$11,625	$14,765	$1,941	$1,295	$2,665
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.83% (3)	1.82%	2.13%	2.06%	2.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.83%	1.82%	2.09%	2.06%	1.99%
Ratio of Net Investment Income/(Loss)	0.58% (2)	0.19%	0.90%	(0.04)%	(0.19)%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Overseas Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.61	$33.78	$43.49	$32.77	$30.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.71 (2)	0.68	0.73	0.53	0.30
Net realized and unrealized gain/(loss)	7.96	6.78	(9.98)	10.54	2.50
Total from Investment Operations	8.67	7.46	(9.25)	11.07	2.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.60)	(0.63)	(0.46)	(0.35)	(0.69)
Total Dividends and Distributions	(0.60)	(0.63)	(0.46)	(0.35)	(0.69)
Net Asset Value, End of Period	$48.68	$40.61	$33.78	$43.49	$32.77
Total Return*	21.63%	22.13%	(21.48)%	33.89%	9.06%
Net Assets, End of Period (in thousands)	$693,569	$614,116	$528,221	$726,916	$572,590
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.94% (3)	0.94%	0.95%	0.95%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.94%	0.95%	0.95%	0.89%
Ratio of Net Investment Income/(Loss)	1.58% (2)	1.65%	1.77%	1.28%	0.98%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Overseas Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.73	$33.89	$43.68	$32.91	$30.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.75 (2)	0.72	0.83	0.72	0.32
Net realized and unrealized gain/(loss)	7.96	6.79	(10.11)	10.41	2.50
Total from Investment Operations	8.71	7.51	(9.28)	11.13	2.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.67)	(0.51)	(0.36)	(0.70)
Total Dividends and Distributions	(0.62)	(0.67)	(0.51)	(0.36)	(0.70)
Net Asset Value, End of Period	$48.82	$40.73	$33.89	$43.68	$32.91
Total Return*	21.68%	22.21%	(21.46)%	33.96%	9.10%
Net Assets, End of Period (in thousands)	$1,622,258	$1,261,147	$532,808	$312,685	$44,806
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.90% (3)	0.90%	0.92%	0.90%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.92%	0.90%	0.84%
Ratio of Net Investment Income/(Loss)	1.65% (2)	1.73%	2.05%	1.72%	1.04%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Overseas Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.54	$33.73	$43.43	$32.72	$30.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.75 (2)	0.77	0.84	0.64	0.32
Net realized and unrealized gain/(loss)	7.97	6.73	(10.02)	10.46	2.52
Total from Investment Operations	8.72	7.50	(9.18)	11.10	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.66)	(0.69)	(0.52)	(0.39)	(0.74)
Total Dividends and Distributions	(0.66)	(0.69)	(0.52)	(0.39)	(0.74)
Net Asset Value, End of Period	$48.60	$40.54	$33.73	$43.43	$32.72
Total Return*	21.83%	22.31%	(21.37)%	34.06%	9.20%
Net Assets, End of Period (in thousands)	$321,875	$171,597	$70,342	$61,263	$23,810
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.80% (3)	0.79%	0.81%	0.81%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.79%	0.81%	0.81%	0.74%
Ratio of Net Investment Income/(Loss)	1.67% (2)	1.87%	2.07%	1.54%	1.02%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Overseas Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.26	$33.48	$43.10	$32.48	$30.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43 (2)	0.42	0.47	0.27	0.11
Net realized and unrealized gain/(loss)	7.92	6.73	(9.90)	10.48	2.45
Total from Investment Operations	8.35	7.15	(9.43)	10.75	2.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.37)	(0.19)	(0.13)	(0.49)
Total Dividends and Distributions	(0.35)	(0.37)	(0.19)	(0.13)	(0.49)
Net Asset Value, End of Period	$48.26	$40.26	$33.48	$43.10	$32.48
Total Return*	20.91%	21.39%	(21.97)%	33.12%	8.37%
Net Assets, End of Period (in thousands)	$23,356	$22,305	$18,008	$24,155	$21,288
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.55% (3)	1.55%	1.56%	1.56%	1.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.55%	1.56%	1.56%	1.49%
Ratio of Net Investment Income/(Loss)	0.95% (2)	1.02%	1.16%	0.66%	0.35%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Overseas Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.61	$33.77	$43.48	$32.77	$30.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.55 (2)	0.52	0.59	0.38	0.19
Net realized and unrealized gain/(loss)	7.98	6.80	(10.00)	10.55	2.48
Total from Investment Operations	8.53	7.32	(9.41)	10.93	2.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.48)	(0.30)	(0.22)	(0.57)
Total Dividends and Distributions	(0.46)	(0.48)	(0.30)	(0.22)	(0.57)
Net Asset Value, End of Period	$48.68	$40.61	$33.77	$43.48	$32.77
Total Return*	21.21%	21.72%	(21.77)%	33.43%	8.64%
Net Assets, End of Period (in thousands)	$136,644	$121,809	$101,257	$130,076	$107,722
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.29% (3)	1.29%	1.31%	1.31%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.29%	1.31%	1.31%	1.23%
Ratio of Net Investment Income/(Loss)	1.23% (2)	1.28%	1.43%	0.92%	0.62%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Overseas Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.66	$33.81	$43.53	$32.80	$30.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.66 (2)	0.65	0.69	0.49	0.27
Net realized and unrealized gain/(loss)	7.97	6.79	(9.99)	10.56	2.49
Total from Investment Operations	8.63	7.44	(9.30)	11.05	2.76
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(0.59)	(0.42)	(0.32)	(0.66)
Total Dividends and Distributions	(0.56)	(0.59)	(0.42)	(0.32)	(0.66)
Net Asset Value, End of Period	$48.73	$40.66	$33.81	$43.53	$32.80
Total Return*	21.49%	22.05%	(21.56)%	33.78%	8.93%
Net Assets, End of Period (in thousands)	$521,052	$484,446	$399,703	$534,168	$411,807
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.04% (3)	1.04%	1.05%	1.05%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.03%	1.04%	1.05%	0.97%
Ratio of Net Investment Income/(Loss)	1.46% (2)	1.59%	1.68%	1.19%	0.88%
Portfolio Turnover Rate	45%	42%	32%	27%	18%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Overseas Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | September 30, 2024

Janus Henderson Overseas Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 19

Janus Henderson Overseas Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations
20 | September 30, 2024

Janus Henderson Overseas Fund
Notes to Financial Statements
arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $3,800,813 of tax reclaims received as well as $246,025 of professional fees and $644,704 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
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Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
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Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
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Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether
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Notes to Financial Statements
foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
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Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $12,512,698. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $13,342,671, resulting in the net amount due to the counterparty of
$829,973.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could
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Notes to Financial Statements
increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.74%.
The Adviser had contractually agreed to limit the net annual fund operating expenses of Class C Shares, Class D Shares, and Class R Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 1.95%, 0.95%, and 1.54%, respectively for a least a one-year period commencing on June 16, 2023. Effective June 16, 2024, the waiver was discontinued. This arrangement was in addition to the existing expense limit wherein the Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.82% of the Fund's average daily net assets, for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
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During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $4,454.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $610.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All
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Janus Henderson Overseas Fund
Notes to Financial Statements
deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	37	3
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $3,445,896 in purchases.
5.
Federal Income Tax
Janus Investment Fund | 29

Janus Henderson Overseas Fund
Notes to Financial Statements
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes (reduced by foreign tax liability).
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$52,398,443	$-	$(1,349,532,271)	$-	$(8,547,597)	$631,691,694
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2024
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(194,991,651)	$(1,154,540,620)	$(1,349,532,271)
During the year ended September 30, 2024, capital loss carryovers of $158,329,616 were utilized by the Fund .
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,916,614,155	$737,544,721	$(104,758,960)	$632,785,761
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(3,549,163)	$(3,549,163)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$41,882,716	$-	$-	$-
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Janus Henderson Overseas Fund
Notes to Financial Statements

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$32,301,281	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 31

Janus Henderson Overseas Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	361,138	$16,238,467	257,875	$10,892,924
Shares from the Acquisition	-	-	4,692,687	204,862,058
Reinvested dividends and distributions	62,088	2,563,611	5,978	237,997
Shares repurchased	(1,205,161)	(53,998,110)	(401,920)	(17,003,335)
Net Increase/(Decrease)	(781,935)	$(35,196,032)	4,554,620	$198,989,644
Class C Shares:
Shares sold	54,323	$2,341,688	89,323	$3,593,765
Shares from the Acquisition	-	-	335,927	14,378,399
Reinvested dividends and distributions	3,763	152,494	672	26,327
Shares repurchased	(183,095)	(7,981,344)	(115,788)	(4,816,169)
Net Increase/(Decrease)	(125,009)	$(5,487,162)	310,134	$13,182,322
Class D Shares:
Shares sold	331,855	$15,103,612	297,684	$12,370,029
Shares from the Acquisition	-	-	69,125	2,988,738
Reinvested dividends and distributions	203,452	8,329,323	230,818	9,085,002
Shares repurchased	(1,410,472)	(63,036,648)	(1,114,780)	(46,016,682)
Net Increase/(Decrease)	(875,165)	$(39,603,713)	(517,153)	$(21,572,913)
Class I Shares:
Shares sold	14,038,855	$631,966,229	20,509,906	$850,698,752
Shares from the Acquisition	-	-	7,423,490	321,865,459
Reinvested dividends and distributions	419,156	17,202,166	286,787	11,319,469
Shares repurchased	(12,192,470)	(536,158,751)	(12,974,900)	(539,253,660)
Net Increase/(Decrease)	2,265,541	$113,009,644	15,245,283	$644,630,020
Class N Shares:
Shares sold	4,283,314	$192,875,037	2,929,908	$119,608,329
Shares from the Acquisition	-	-	446,833	19,279,769
Reinvested dividends and distributions	85,412	3,486,536	51,130	2,006,853
Shares repurchased	(1,977,780)	(88,723,370)	(1,281,066)	(53,639,275)
Net Increase/(Decrease)	2,390,946	$107,638,203	2,146,805	$87,255,676
Class R Shares:
Shares sold	71,815	$3,191,271	136,012	$5,646,497
Shares from the Acquisition	-	-	41,867	1,797,809
Reinvested dividends and distributions	4,582	186,882	5,082	199,263
Shares repurchased	(146,385)	(6,561,775)	(166,907)	(6,956,554)
Net Increase/(Decrease)	(69,988)	$(3,183,622)	16,054	$687,015
Class S Shares:
Shares sold	410,232	$18,357,636	559,251	$23,295,900
Shares from the Acquisition	-	-	1,579	68,335
Reinvested dividends and distributions	33,121	1,359,956	35,677	1,408,178
Shares repurchased	(635,590)	(28,500,481)	(595,684)	(24,417,946)
Net Increase/(Decrease)	(192,237)	$(8,782,889)	823	$354,467
Class T Shares:
Shares sold	584,577	$26,469,726	1,885,296	$78,572,526
Shares from the Acquisition	-	-	22,517	974,892
Reinvested dividends and distributions	156,378	6,414,634	171,986	6,781,400
Shares repurchased	(1,965,442)	(87,068,261)	(1,986,552)	(82,134,791)
Net Increase/(Decrease)	(1,224,487)	$(54,183,901)	93,247	$4,194,027
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
32 | September 30, 2024

Janus Henderson Overseas Fund
Notes to Financial Statements
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,467,094,151	$1,417,895,045	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 33

Janus Henderson Overseas Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Overseas Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Overseas Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
34 | September 30, 2024

Janus Henderson Overseas Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	5%
Foreign Taxes Paid	$3,994,882
Foreign Source Income	$62,374,096
Qualified Dividend Income Percentage	97%
Janus Investment Fund | 35

Janus Henderson Overseas Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
36 | September 30, 2024

Janus Henderson Overseas Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 37

Janus Henderson Overseas Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
38 | September 30, 2024

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 39

Janus Henderson Overseas Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
40 | September 30, 2024

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 41

Janus Henderson Overseas Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
42 | September 30, 2024

Janus Henderson Overseas Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
44 | September 30, 2024

Janus Henderson Overseas Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 45

Janus Henderson Overseas Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
46 | September 30, 2024

Janus Henderson Overseas Fund
Notes
Janus Investment Fund | 47

Janus Henderson Overseas Fund
Notes
48 | September 30, 2024

Janus Henderson Overseas Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93050 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Research Fund
Janus Investment Fund

Janus Henderson Research Fund

Janus Henderson Research Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 1.0%
Howmet Aerospace Inc	2,277,788	$228,348,247
Beverages – 1.2%
Constellation Brands Inc - Class A	361,920	93,263,165
Monster Beverage Corp*	3,481,425	181,625,942
		274,889,107
Biotechnology – 2.7%
AbbVie Inc	868,978	171,605,775
Amgen Inc	638,184	205,629,267
Argenx SE (ADR)*	108,338	58,727,863
Madrigal Pharmaceuticals Inc*	78,346	16,626,588
Sarepta Therapeutics Inc*	159,691	19,943,809
Vaxcyte Inc*	539,139	61,607,414
Vertex Pharmaceuticals Inc*	212,449	98,805,781
		632,946,497
Capital Markets – 1.5%
Ares Management Corp - Class A	545,530	85,015,395
Blackstone Group Inc	934,859	143,154,959
Charles Schwab Corp	783,166	50,756,988
LPL Financial Holdings Inc	335,630	78,077,607
		357,004,949
Diversified Financial Services – 4.2%
Apollo Global Management Inc	856,221	106,950,565
Global Payments Inc	285,845	29,276,245
Mastercard Inc - Class A	893,466	441,193,511
Visa Inc	1,583,605	435,412,195
		1,012,832,516
Electrical Equipment – 0.6%
Eaton Corp PLC	400,713	132,812,317
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	1,459,931	95,129,104
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc#	2,288,554	49,890,477
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series C*	3,038,470	235,268,732
Netflix Inc*	445,526	315,998,226
		551,266,958
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp*	678,516	56,859,641
Intuitive Surgical Inc*	185,650	91,204,275
Lantheus Holdings Inc*	324,858	35,653,166
Stryker Corp	140,413	50,725,600
		234,442,682
Health Care Providers & Services – 0.6%
McKesson Corp	113,607	56,169,573
UnitedHealth Group Inc	149,541	87,433,632
		143,603,205
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	82,716	348,409,718
Chipotle Mexican Grill Inc*	4,240,704	244,349,365
DoorDash Inc - Class A*	705,825	100,742,402
Las Vegas Sands Corp	2,044,336	102,911,874
		796,413,359
Household Products – 1.3%
Procter & Gamble Co	1,728,304	299,342,253
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	1,010,486	119,783,010
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Research Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Industrial Conglomerates – 1.7%
3M Co	1,674,606	$228,918,640
Honeywell International Inc	843,850	174,432,234
		403,350,874
Insurance – 1.2%
Arthur J Gallagher & Co	261,978	73,712,750
Progressive Corp/The	801,379	203,357,935
		277,070,685
Interactive Media & Services – 11.8%
Alphabet Inc - Class C	7,809,034	1,305,592,394
Meta Platforms Inc - Class A	2,634,645	1,508,176,184
		2,813,768,578
Machinery – 1.6%
Deere & Co	331,562	138,370,770
Fortive Corp	1,510,441	119,219,108
Ingersoll Rand Inc	1,363,752	133,865,896
		391,455,774
Multiline Retail – 5.7%
Amazon.com Inc*	7,238,671	1,348,781,567
Pharmaceuticals – 3.9%
AstraZeneca PLC (ADR)	779,560	60,735,520
Eli Lilly & Co	780,162	691,176,722
Merck & Co Inc	1,538,949	174,763,048
		926,675,290
Real Estate Management & Development – 0.8%
CoStar Group Inc*	2,605,034	196,523,765
Road & Rail – 1.4%
TFI International Inc	932,944	127,710,704
Uber Technologies Inc*	2,722,277	204,606,340
		332,317,044
Semiconductor & Semiconductor Equipment – 20.3%
Advanced Micro Devices Inc*	865,991	142,091,803
Analog Devices Inc	505,796	116,419,065
Applied Materials Inc	610,513	123,354,152
ASML Holding NV	255,241	212,679,563
Broadcom Inc	4,992,964	861,286,290
KLA Corp	221,060	171,191,075
Lam Research Corp	221,513	180,772,329
Marvell Technology Inc	357,352	25,772,226
NVIDIA Corp	24,111,090	2,928,050,770
ON Semiconductor Corp*	876,793	63,663,940
		4,825,281,213
Software – 19.9%
Autodesk Inc*	772,945	212,930,888
Cadence Design Systems Inc*	857,522	232,414,188
Dynatrace Inc*	2,219,537	118,678,643
Microsoft Corp	6,325,902	2,722,035,630
Oracle Corp	1,833,800	312,479,520
Palo Alto Networks Inc*	137,107	46,863,173
Procore Technologies Inc*	781,797	48,252,511
Salesforce.com Inc	1,099,213	300,865,590
ServiceNow Inc*	289,505	258,930,377
Synopsys Inc*	452,502	229,142,488
Tyler Technologies Inc*	281,612	164,382,557
Workday Inc - Class A*	418,105	102,189,043
		4,749,164,608
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	30,780	27,321,251
Specialty Retail – 2.5%
O'Reilly Automotive Inc*	162,151	186,733,091
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Research Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
TJX Cos Inc	2,878,911	$338,387,199
Wayfair Inc - Class A*	1,221,632	68,631,286
		593,751,576
Technology Hardware, Storage & Peripherals – 6.9%
Apple Inc	7,048,495	1,642,299,335
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	1,089,124	96,278,562
Trading Companies & Distributors – 0.6%
Ferguson Enterprises Inc	768,094	152,520,426
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc	501,370	103,462,713
Total Common Stocks (cost $10,028,210,586)		23,808,727,942
Private Placements – 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc*,¢,£,§ (cost $3,000,000)	2,727,273	3
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $18,383,822)	18,378,535	18,382,211
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	7,467,456	7,467,456
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$1,866,864	1,866,864
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,334,320)		9,334,320
Total Investments (total cost $10,058,928,728) – 100.1%		23,836,444,476
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(22,143,465)
Net Assets – 100%		$23,814,301,011

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$23,376,590,826	98.1%
Netherlands	212,679,563	0.9
Canada	127,710,704	0.5
United Kingdom	60,735,520	0.3
Belgium	58,727,863	0.2
Total	$23,836,444,476	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Private Placements - 0%
Health Care Equipment & Supplies - 0%
MedicaMetrix Inc*,¢,§
	$3	$-	$-	$-	$-	$3	2,727,273	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Research Fund
Schedule of Investments
September 30, 2024

Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$3,131,581	$1,373,079,290	$(1,357,827,183)	$447	$(1,924)	$18,382,211	18,378,535	$908,560
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	17,386,427	362,849,426	(372,768,397)	-	-	7,467,456	7,467,456	41,485 ∆
Total Affiliated Investments - 0.1%
	$20,518,011	$1,735,928,716	$(1,730,595,580)	$447	$(1,924)	$25,849,670	28,573,264	$950,045

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$9,312,960	$—	$(9,312,960)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Research Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $3, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
MedicaMetrix Inc	1/26/21	$3,000,000	$3	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$23,808,727,942	$-	$-
Private Placements	-	-	3
Investment Companies	-	18,382,211	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,334,320	-
Total Assets	$23,808,727,942	$27,716,531	$3
Janus Investment Fund | 5

Janus Henderson Research Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $10,030,077,450)(1)	$23,810,594,806
Affiliated investments, at value (cost $28,851,278)	25,849,670
Trustees' deferred compensation	671,625
Receivables:
Dividends	4,152,498
Fund shares sold	3,332,036
Foreign tax reclaims	541,966
Dividends from affiliates	31,275
Other assets	23,928
Total Assets	23,845,197,804
Liabilities:
Due to custodian	3,790
Collateral for securities loaned (Note 2)	9,334,320
Payables:
Advisory fees	11,694,454
Fund shares repurchased	5,525,690
Transfer agent fees and expenses	2,914,387
Trustees' deferred compensation fees	671,625
Trustees' fees and expenses	124,132
Professional fees	77,631
Affiliated fund administration fees payable	47,470
12b-1 Distribution and shareholder servicing fees	28,067
Custodian fees	4,403
Accrued expenses and other payables	470,824
Total Liabilities	30,896,793
Commitments and contingent liabilities (Note 3)
Net Assets	$23,814,301,011
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Research Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,870,863,917
Total distributable earnings (loss)	14,943,437,094
Total Net Assets	$23,814,301,011
Net Assets - Class A Shares	$75,719,295
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	911,763
Net Asset Value Per Share(2)	$83.05
Maximum Offering Price Per Share(3)	$88.12
Net Assets - Class C Shares	$7,158,676
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	98,597
Net Asset Value Per Share(2)	$72.61
Net Assets - Class D Shares	$17,212,844,773
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	204,075,284
Net Asset Value Per Share	$84.35
Net Assets - Class I Shares	$645,826,682
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,671,355
Net Asset Value Per Share	$84.19
Net Assets - Class N Shares	$440,567,238
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,225,728
Net Asset Value Per Share	$84.31
Net Assets - Class R Shares	$4,159,277
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,318
Net Asset Value Per Share	$81.05
Net Assets - Class S Shares	$28,065,080
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	348,240
Net Asset Value Per Share	$80.59
Net Assets - Class T Shares	$5,399,959,990
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,118,292
Net Asset Value Per Share	$84.22

(1)	Includes $9,312,960 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Research Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$132,819,226
Dividends from affiliates	908,560
Affiliated securities lending income, net	41,485
Unaffiliated securities lending income, net	10,703
Other income	70,259
Foreign tax withheld	(187,165)
Total Investment Income	133,663,068
Expenses:
Advisory fees	111,551,222
12b-1 Distribution and shareholder servicing fees:
Class A Shares	160,634
Class C Shares	51,148
Class R Shares	17,939
Class S Shares	62,537
Transfer agent administrative fees and expenses:
Class D Shares	17,166,560
Class R Shares	9,447
Class S Shares	62,532
Class T Shares	11,786,113
Transfer agent networking and omnibus fees:
Class A Shares	34,001
Class C Shares	4,743
Class I Shares	449,015
Other transfer agent fees and expenses:
Class A Shares	2,930
Class C Shares	276
Class D Shares	973,687
Class I Shares	19,134
Class N Shares	12,069
Class R Shares	50
Class S Shares	1,411
Class T Shares	32,447
Shareholder reports expense	827,679
Affiliated fund administration fees	689,254
Trustees' fees and expenses	487,952
Custodian fees	209,900
Professional fees	183,218
Registration fees	165,643
Other expenses	988,275
Total Expenses	145,949,816
Less: Excess Expense Reimbursement and Waivers	(886,163)
Net Expenses	145,063,653
Net Investment Income/(Loss)	(11,400,585)
Net Realized Gain/(Loss) on Investments:
Investments	1,255,251,591
Investments in affiliates	447
Total Net Realized Gain/(Loss) on Investments	1,255,252,038
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	6,418,464,102
Investments in affiliates	(1,924)
Total Change in Unrealized Net Appreciation/Depreciation	6,418,462,178
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,662,313,631
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Research Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$(11,400,585)	$29,531,032
Net realized gain/(loss) on investments	1,255,252,038	545,097,799
Change in unrealized net appreciation/depreciation	6,418,462,178	3,731,763,326
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,662,313,631	4,306,392,157
Dividends and Distributions to Shareholders:
Class A Shares	(1,585,265)	(90,957)
Class C Shares	(218,523)	(22,695)
Class D Shares	(401,216,194)	(44,917,698)
Class I Shares	(13,161,013)	(1,571,320)
Class N Shares	(9,217,249)	(1,852,697)
Class R Shares	(101,829)	(7,488)
Class S Shares	(682,039)	(43,861)
Class T Shares	(121,280,339)	(8,746,211)
Net Decrease from Dividends and Distributions to Shareholders	(547,462,451)	(57,252,927)
Capital Share Transactions:
Class A Shares	6,334,939	436,264
Class C Shares	(1,547,255)	(4,255,541)
Class D Shares	(512,889,114)	(588,451,094)
Class I Shares	74,625,853	4,159,561
Class N Shares	(40,955,249)	(14,029,247)
Class R Shares	(245,857)	(593,752)
Class S Shares	(1,010,135)	(3,635,851)
Class T Shares	(28,782,171)	(158,586,632)
Net Increase/(Decrease) from Capital Share Transactions	(504,468,989)	(764,956,292)
Net Increase/(Decrease) in Net Assets	6,610,382,191	3,484,182,938
Net Assets:
Beginning of period	17,203,918,820	13,719,735,882
End of period	$23,814,301,011	$17,203,918,820
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.80	$44.68	$70.69	$59.31	$49.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.16)	0.01	(0.10)	(0.15)	0.06
Net realized and unrealized gain/(loss)	26.31	14.22	(17.06)	13.37	14.75
Total from Investment Operations	26.15	14.23	(17.16)	13.22	14.81
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.13)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(5.06)
Net Asset Value, End of Period	$83.05	$58.80	$44.68	$70.69	$59.31
Total Return*	45.53%	31.92%	(28.11)%	22.66%	32.14%
Net Assets, End of Period (in thousands)	$75,719	$47,978	$36,486	$53,589	$36,300
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.86%	0.81%	0.84%	0.86%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.81%	0.84%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	(0.22)%	0.01%	(0.16)%	(0.22)%	0.12%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.90	$39.79	$64.28	$54.45	$46.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.48)	(0.40)	(0.45)	(0.53)	(0.27)
Net realized and unrealized gain/(loss)	23.09	12.62	(15.19)	12.20	13.59
Total from Investment Operations	22.61	12.22	(15.64)	11.67	13.32
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Net Asset Value, End of Period	$72.61	$51.90	$39.79	$64.28	$54.45
Total Return*	44.73%	30.79%	(28.60)%	21.81%	31.20%
Net Assets, End of Period (in thousands)	$7,159	$6,441	$8,523	$15,910	$18,502
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.42%	1.71%	1.52%	1.54%	1.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.70%	1.52%	1.54%	1.55%
Ratio of Net Investment Income/(Loss)	(0.77)%	(0.85)%	(0.85)%	(0.88)%	(0.57)%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.62	$45.30	$71.42	$59.86	$49.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.11	0.02	(0.01)	0.17
Net realized and unrealized gain/(loss)	26.68	14.41	(17.29)	13.48	14.87
Total from Investment Operations	26.66	14.52	(17.27)	13.47	15.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.09)	—	(0.07)	(0.23)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.93)	(0.20)	(8.85)	(1.91)	(5.16)
Net Asset Value, End of Period	$84.35	$59.62	$45.30	$71.42	$59.86
Total Return*	45.78%	32.18%	(27.96)%	22.89%	32.40%
Net Assets, End of Period (in thousands)	$17,212,845	$12,534,833	$10,017,030	$14,715,777	$12,635,778
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.62%	0.64%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.62%	0.64%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.21%	0.03%	(0.02)%	0.32%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.51	$45.23	$71.28	$59.74	$49.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—	0.13	0.05	0.02	0.20
Net realized and unrealized gain/(loss)	26.63	14.39	(17.25)	13.46	14.84
Total from Investment Operations	26.63	14.52	(17.20)	13.48	15.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.13)	—	(0.10)	(0.26)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.95)	(0.24)	(8.85)	(1.94)	(5.19)
Net Asset Value, End of Period	$84.19	$59.51	$45.23	$71.28	$59.74
Total Return*	45.83%	32.24%	(27.91)%	22.95%	32.47%
Net Assets, End of Period (in thousands)	$645,827	$394,958	$298,319	$448,508	$383,533
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.64%	0.57%	0.59%	0.61%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.57%	0.59%	0.61%	0.60%
Ratio of Net Investment Income/(Loss)	0.00%	0.25%	0.08%	0.03%	0.38%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.57	$45.29	$71.32	$59.75	$49.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.18	0.09	0.07	0.23
Net realized and unrealized gain/(loss)	26.66	14.39	(17.27)	13.47	14.85
Total from Investment Operations	26.72	14.57	(17.18)	13.54	15.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.18)	—	(0.13)	(0.30)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.98)	(0.29)	(8.85)	(1.97)	(5.23)
Net Asset Value, End of Period	$84.31	$59.57	$45.29	$71.32	$59.75
Total Return*	45.95%	32.35%	(27.86)%	23.05%	32.57%
Net Assets, End of Period (in thousands)	$440,567	$361,772	$286,346	$432,553	$394,953
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.55%	0.49%	0.52%	0.54%	0.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.55%	0.49%	0.52%	0.54%	0.53%
Ratio of Net Investment Income/(Loss)	0.09%	0.33%	0.15%	0.11%	0.45%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.67	$44.02	$70.04	$59.04	$49.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.46)	(0.22)	(0.35)	(0.42)	(0.18)
Net realized and unrealized gain/(loss)	25.74	13.98	(16.82)	13.26	14.69
Total from Investment Operations	25.28	13.76	(17.17)	12.84	14.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Net Asset Value, End of Period	$81.05	$57.67	$44.02	$70.04	$59.04
Total Return*	44.89%	31.33%	(28.41)%	22.10%	31.48%
Net Assets, End of Period (in thousands)	$4,159	$3,151	$2,903	$4,226	$4,269
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.35%	1.32%	1.33%	1.34%	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.26%	1.27%	1.30%	1.34%
Ratio of Net Investment Income/(Loss)	(0.65)%	(0.43)%	(0.60)%	(0.64)%	(0.36)%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.23	$43.57	$69.26	$58.25	$48.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.29)	(0.09)	(0.20)	(0.26)	(0.03)
Net realized and unrealized gain/(loss)	25.55	13.86	(16.64)	13.11	14.49
Total from Investment Operations	25.26	13.77	(16.84)	12.85	14.46
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Net Asset Value, End of Period	$80.59	$57.23	$43.57	$69.26	$58.25
Total Return*	45.21%	31.68%	(28.24)%	22.43%	31.89%
Net Assets, End of Period (in thousands)	$28,065	$20,642	$19,124	$30,909	$26,600
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.06%	1.01%	1.04%	1.05%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.00%	1.03%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	(0.42)%	(0.17)%	(0.35)%	(0.39)%	(0.06)%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.56	$45.23	$71.39	$59.86	$49.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	0.06	(0.04)	(0.08)	0.11
Net realized and unrealized gain/(loss)	26.66	14.40	(17.27)	13.48	14.89
Total from Investment Operations	26.56	14.46	(17.31)	13.40	15.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	—	(0.03)	(0.19)
Distributions (from capital gains)	(1.90)	(0.11)	(8.85)	(1.84)	(4.93)
Total Dividends and Distributions	(1.90)	(0.13)	(8.85)	(1.87)	(5.12)
Net Asset Value, End of Period	$84.22	$59.56	$45.23	$71.39	$59.86
Total Return*	45.64%	32.05%	(28.04)%	22.76%	32.27%
Net Assets, End of Period (in thousands)	$5,399,960	$3,834,145	$3,051,003	$4,577,362	$3,940,635
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.74%	0.77%	0.79%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.72%	0.74%	0.77%	0.76%
Ratio of Net Investment Income/(Loss)	(0.14)%	0.11%	(0.07)%	(0.13)%	0.22%
Portfolio Turnover Rate	27%	27%	32%	31%	38%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Research Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | September 30, 2024

Janus Henderson Research Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Research Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
20 | September 30, 2024

Janus Henderson Research Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 21

Janus Henderson Research Fund
Notes to Financial Statements
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
22 | September 30, 2024

Janus Henderson Research Fund
Notes to Financial Statements
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $9,312,960. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $9,334,320, resulting in the net amount due to the counterparty of $21,360.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated
Janus Investment Fund | 23

Janus Henderson Research Fund
Notes to Financial Statements
net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.53%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
24 | September 30, 2024

Janus Henderson Research Fund
Notes to Financial Statements
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $8,920.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $3.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of
Janus Investment Fund | 25

Janus Henderson Research Fund
Notes to Financial Statements
Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$44,263,494	$1,149,982,696	$-	$-	$(656,056)	$13,749,846,960
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$10,086,597,516	$13,788,271,334	$(38,424,374)	$13,749,846,960
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$7,294,089	$540,168,362	$-	$-
26 | September 30, 2024

Janus Henderson Research Fund
Notes to Financial Statements

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$23,139,319	$34,113,608	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $32,016,307, including $30,829,658 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
5.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	244,684	$17,217,723	207,953	$11,056,450
Reinvested dividends and distributions	22,523	1,407,897	1,743	81,942
Shares repurchased	(171,326)	(12,290,681)	(210,369)	(10,702,128)
Net Increase/(Decrease)	95,881	$6,334,939	(673)	$436,264
Class C Shares:
Shares sold	28,203	$1,790,252	19,188	$903,902
Reinvested dividends and distributions	3,883	213,472	532	22,223
Shares repurchased	(57,605)	(3,550,979)	(109,789)	(5,181,666)
Net Increase/(Decrease)	(25,519)	$(1,547,255)	(90,069)	$(4,255,541)
Class D Shares:
Shares sold	3,371,299	$246,380,572	2,597,999	$141,234,795
Reinvested dividends and distributions	6,046,330	383,276,847	903,656	43,004,989
Shares repurchased	(15,600,672)	(1,142,546,533)	(14,384,587)	(772,690,878)
Net Increase/(Decrease)	(6,183,043)	$(512,889,114)	(10,882,932)	$(588,451,094)
Class I Shares:
Shares sold	2,108,563	$154,588,185	1,507,122	$82,174,668
Reinvested dividends and distributions	195,960	12,396,414	30,850	1,464,759
Shares repurchased	(1,270,517)	(92,358,746)	(1,496,943)	(79,479,866)
Net Increase/(Decrease)	1,034,006	$74,625,853	41,029	$4,159,561
Class N Shares:
Shares sold	1,201,003	$92,673,352	674,445	$37,073,261
Reinvested dividends and distributions	145,192	9,192,130	38,960	1,850,588
Shares repurchased	(2,193,775)	(142,820,731)	(963,058)	(52,953,096)
Net Increase/(Decrease)	(847,580)	$(40,955,249)	(249,653)	$(14,029,247)
Class R Shares:
Shares sold	6,771	$488,931	5,376	$297,112
Reinvested dividends and distributions	1,573	96,321	160	7,408
Shares repurchased	(11,667)	(831,109)	(16,844)	(898,272)
Net Increase/(Decrease)	(3,323)	$(245,857)	(11,308)	$(593,752)
Class S Shares:
Shares sold	51,713	$3,580,763	37,005	$2,005,969
Reinvested dividends and distributions	11,204	680,868	955	43,737
Shares repurchased	(75,369)	(5,271,766)	(116,198)	(5,685,557)
Net Increase/(Decrease)	(12,452)	$(1,010,135)	(78,238)	$(3,635,851)
Class T Shares:
Shares sold	5,663,976	$415,615,248	5,163,622	$283,005,328
Reinvested dividends and distributions	1,874,399	118,761,945	180,157	8,571,880
Shares repurchased	(7,791,443)	(563,159,364)	(8,426,142)	(450,163,840)
Net Increase/(Decrease)	(253,068)	$(28,782,171)	(3,082,363)	$(158,586,632)
Janus Investment Fund | 27

Janus Henderson Research Fund
Notes to Financial Statements
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$5,554,381,936	$6,569,867,388	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
28 | September 30, 2024

Janus Henderson Research Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Research Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 29

Janus Henderson Research Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Capital Gain Distributions	$570,998,020
Dividends Received Deduction Percentage	95%
Qualified Dividend Income Percentage	95%
30 | September 30, 2024

Janus Henderson Research Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 31

Janus Henderson Research Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
32 | September 30, 2024

Janus Henderson Research Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
34 | September 30, 2024

Janus Henderson Research Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 35

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
36 | September 30, 2024

Janus Henderson Research Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 37

Janus Henderson Research Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
38 | September 30, 2024

Janus Henderson Research Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 39

Janus Henderson Research Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
40 | September 30, 2024

Janus Henderson Research Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93053 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Triton Fund
Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 99.2%
Automobiles – 0.4%
Thor Industries Inc	253,051	$27,807,774
Biotechnology – 9.3%
89bio Inc*	1,385,613	10,253,536
Ardelyx Inc*	2,536,899	17,479,234
Ascendis Pharma A/S (ADR)*	325,010	48,527,243
Avidity Biosciences Inc*	370,315	17,008,568
Biohaven Ltd*	802,680	40,109,920
Bridgebio Pharma Inc*	637,887	16,240,603
Crinetics Pharmaceuticals Inc*	392,620	20,062,882
Dyne Therapeutics Inc*	539,166	19,366,843
IDEAYA Biosciences Inc*	911,531	28,877,302
Insmed Inc*	455,063	33,219,599
Janux Therapeutics Inc*	217,975	9,902,604
Legend Biotech Corp (ADR)*	319,182	15,553,739
Madrigal Pharmaceuticals Inc*	195,538	41,497,074
Mirum Pharmaceuticals Inc*	712,389	27,783,171
Neurocrine Biosciences Inc*	310,842	35,815,215
Revolution Medicines Inc*	973,296	44,138,974
Sarepta Therapeutics Inc*	318,264	39,747,991
Soleno Therapeutics Inc*	466,947	23,576,154
Vaxcyte Inc*	925,572	105,765,112
Xenon Pharmaceuticals Inc*	540,451	21,277,556
		616,203,320
Building Products – 2.3%
Carlisle Cos Inc	157,799	70,970,100
Zurn Water Solutions Corp	2,194,701	78,877,554
		149,847,654
Capital Markets – 3.0%
Cboe Global Markets Inc	598,244	122,562,248
LPL Financial Holdings Inc	327,758	76,246,344
		198,808,592
Chemicals – 1.7%
Sensient Technologies Corp	1,374,743	110,281,884
Commercial Services & Supplies – 4.5%
Brady Corp	369,582	28,321,069
Clean Harbors Inc*	337,119	81,485,033
Driven Brands Holdings Inc*	2,700,131	38,530,869
MSA Safety Inc	181,184	32,131,171
Rentokil Initial PLC (ADR)	4,655,367	116,058,299
		296,526,441
Construction & Engineering – 0.5%
APi Group Corp*	965,925	31,894,844
Construction Materials – 1.4%
Summit Materials Inc*	2,385,616	93,110,593
Containers & Packaging – 2.6%
Crown Holdings Inc	1,332,217	127,732,966
Silgan Holdings Inc	908,285	47,684,963
		175,417,929
Diversified Financial Services – 5.4%
Euronet Worldwide Inc*	840,357	83,388,625
Shift4 Payments Inc - Class A*,#	759,032	67,250,235
Walker & Dunlop Inc	820,972	93,254,209
WEX Inc*	536,509	112,522,033
		356,415,102
Diversified Telecommunication Services – 0.8%
AST SpaceMobile Inc*,#	1,951,201	51,023,906
Electric Utilities – 0.7%
NRG Energy Inc	541,231	49,306,144
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 1.3%
EnerSys	841,080	$85,832,214
Electronic Equipment, Instruments & Components – 7.2%
Cognex Corp	647,769	26,234,644
Flex Ltd*	2,692,448	90,008,537
Itron Inc*	414,000	44,219,340
Mirion Technologies Inc*	6,815,216	75,444,441
OSI Systems Inc*	749,523	113,800,077
Teledyne Technologies Inc*	294,750	129,000,285
		478,707,324
Energy Equipment & Services – 0.3%
Weatherford International PLC	212,205	18,020,449
Food & Staples Retailing – 1.7%
Casey's General Stores Inc	271,545	102,022,172
Grocery Outlet Holding Corp*	753,868	13,230,383
		115,252,555
Food Products – 1.4%
Premium Brands Holdings Corp#	1,003,244	71,049,824
Simply Good Foods Co*	610,484	21,226,529
		92,276,353
Health Care Equipment & Supplies – 10.0%
Glaukos Corp*	840,718	109,528,741
Globus Medical Inc*	1,570,768	112,372,743
ICU Medical Inc*	451,026	82,185,958
Inspire Medical Systems Inc*	93,540	19,741,617
Lantheus Holdings Inc*	857,769	94,140,148
Neogen Corp*	2,306,461	38,771,609
Penumbra Inc*	171,133	33,252,853
STERIS PLC	238,557	57,859,615
Tandem Diabetes Care Inc*	506,768	21,492,031
Teleflex Inc	393,957	97,433,445
		666,778,760
Health Care Providers & Services – 1.2%
HealthEquity Inc*	547,369	44,802,153
NeoGenomics Inc*	2,383,055	35,150,061
		79,952,214
Health Care Technology – 0.8%
Doximity Inc - Class A*	1,275,838	55,588,262
Hotels, Restaurants & Leisure – 2.9%
Aramark	2,551,784	98,830,594
Churchill Downs Inc	370,997	50,162,504
Wendy's Co	2,607,295	45,679,809
		194,672,907
Household Durables – 0.2%
Dream Finders Homes Inc - Class A*	400,414	14,498,991
Insurance – 1.5%
Axis Capital Holdings Ltd	844,395	67,222,286
Kinsale Capital Group Inc	67,789	31,560,525
		98,782,811
Interactive Media & Services – 0.6%
Ziff Davis Inc*	770,901	37,512,043
Life Sciences Tools & Services – 3.5%
Bio-Techne Corp	600,567	48,003,321
Bruker Corp	570,692	39,411,990
Gerresheimer AG	408,127	36,339,733
OmniAb Inc*,#	4,923,678	20,827,158
OmniAb Inc - 12.5 Earnout*	340,494	595,728
OmniAb Inc - 15 Earnout*	340,494	456,466
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
PerkinElmer Inc	394,952	$50,455,118
Sotera Health Co*	2,347,169	39,197,722
		235,287,236
Machinery – 5.4%
ATS Corp*,#	808,940	23,499,707
Chart Industries Inc*,#	113,778	14,124,401
Donaldson Co Inc	1,086,673	80,087,800
Gates Industrial Corp PLC*	3,998,950	70,181,572
ITT Inc	536,420	80,200,154
Kadant Inc	89,959	30,406,142
Nordson Corp	113,949	29,926,426
SPX Technologies Inc*	213,669	34,071,659
		362,497,861
Media – 0.3%
Ibotta Inc - Class A*	333,423	20,542,191
Multiline Retail – 0.3%
Etsy Inc*	370,492	20,573,421
Oil, Gas & Consumable Fuels – 1.0%
Magnolia Oil & Gas Corp	2,610,401	63,745,992
Personal Products – 0.8%
BellRing Brands Inc*	919,242	55,816,374
Pharmaceuticals – 1.3%
Edgewise Therapeutics Inc*	405,119	10,812,626
Ligand Pharmaceuticals Inc*	626,077	62,664,047
Structure Therapeutics Inc (ADR)*	297,042	13,037,173
		86,513,846
Professional Services – 9.9%
Alight Inc - Class A*	10,786,534	79,820,352
Broadridge Financial Solutions Inc	528,508	113,645,075
CACI International Inc - Class A*	108,465	54,727,100
Ceridian HCM Holding Inc*,#	605,506	37,087,243
Clarivate Analytics PLC*	6,879,613	48,845,252
MAXIMUS Inc	995,895	92,777,578
SS&C Technologies Holdings Inc	2,420,549	179,628,941
TriNet Group Inc	261,647	25,371,910
UL Solutions Inc - Class A	573,833	28,289,967
		660,193,418
Real Estate Management & Development – 0.6%
Colliers International Group Inc - Subordinate Voting Shares	277,345	42,103,744
Road & Rail – 1.0%
Saia Inc*	159,267	69,641,088
Semiconductor & Semiconductor Equipment – 2.6%
Entegris Inc	368,238	41,437,822
MACOM Technology Solutions Holdings Inc*	357,927	39,822,958
ON Semiconductor Corp*	1,255,123	91,134,481
		172,395,261
Software – 8.2%
Altair Engineering Inc*	641,818	61,300,037
Aspen Technology Inc*	202,592	48,383,022
Blackbaud Inc*	1,856,724	157,227,388
Clearwater Analytics Holdings Inc - Class A*	1,615,948	40,802,687
Consensus Cloud Solutions Inc*,£	1,408,389	33,167,561
Dynatrace Inc*	1,729,774	92,491,016
LiveRamp Holdings Inc*	1,297,297	32,147,020
Nice Ltd (ADR)*	238,132	41,356,384
Pagerduty Inc*	2,195,711	40,730,439
		547,605,554
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	497,690	66,491,384
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 0.4%
Williams-Sonoma Inc	179,110	$27,747,721
Textiles, Apparel & Luxury Goods – 0.8%
On Holding AG - Class A*,#	1,062,125	53,265,569
Trading Companies & Distributors – 0.4%
Beacon Roofing Supply Inc*	325,750	28,154,573
Total Common Stocks (cost $3,876,034,350)		6,607,094,299
Private Placements – 0.4%
Professional Services – 0.1%
IntelyCare Inc*,¢,§	1,023,958	5,994,148
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	4,634,790
Loadsmart Inc - Series D*,¢,§	1,075,313	13,209,145
		17,843,935
Total Private Placements (cost $53,756,971)		23,838,083
Warrants – 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26* (cost $985,354)	665,780	66,578
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $48,566,054)	48,554,451	48,564,162
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	46,752,811	46,752,811
Time Deposits – 0.2%
Royal Bank of Canada, 4.8100%, 10/1/24	$11,688,203	11,688,203
Total Investments Purchased with Cash Collateral from Securities Lending (cost $58,441,014)		58,441,014
Total Investments (total cost $4,037,783,743) – 101.2%		6,738,004,136
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(77,093,770)
Net Assets – 100%		$6,660,910,366

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,305,737,055	93.6%
Canada	136,653,275	2.0
United Kingdom	116,058,299	1.7
Switzerland	53,265,569	0.8
Denmark	48,527,243	0.7
Israel	41,356,384	0.6
Germany	36,339,733	0.6
Spain	66,578	0.0
Total	$6,738,004,136	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Common Stocks - 0.5%
Biotechnology - N/A
Eagle Pharmaceuticals Inc/DE*
	$11,237,040	$-	$(3,780,157)	$(42,890,142)	$35,433,259	$-	-	$-
Pharmaceuticals - N/A
Ligand Pharmaceuticals Inc*,š
	53,802,528	-	(20,192,672)	(2,272,853)	31,327,044	N/A	N/A	-
Software - 0.5%
Consensus Cloud Solutions Inc*
	20,668,802	12,472,366	(73,504)	(90,837)	190,734	33,167,561	1,408,389	-
Total Common Stocks - 0.5%
	$85,708,370	$12,472,366	$(24,046,333)	$(45,253,832)	$66,951,037	$33,167,561	1,408,389	$-
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	19,587,578	1,109,438,158	(1,080,456,821)	(902)	(3,851)	48,564,162	48,554,451	2,034,112
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	14,157,917	491,861,781	(459,266,887)	-	-	46,752,811	46,752,811	323,389 ∆
Total Affiliated Investments - 1.9%
	$119,453,865	$1,613,772,305	$(1,563,770,041)	$(45,254,734)	$66,947,186	$128,484,534	96,715,651	$2,357,501

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	10/10/24	42,639,000	$(54,879,362)	$2,115,831
Canadian Dollar	10/10/24	3,648,000	(2,694,226)	3,976
Canadian Dollar	10/10/24	(4,822,000)	3,550,214	(16,323)
Euro	10/10/24	1,265,000	(1,399,426)	9,070
Euro	10/10/24	(1,246,000)	1,354,916	(32,424)
				2,080,130
Barclays Capital, Inc.:
British Pound	10/10/24	4,129,000	(5,471,713)	47,486
British Pound	10/10/24	(4,620,000)	6,178,292	2,777
British Pound	10/10/24	(15,237,000)	19,705,835	(661,335)
Canadian Dollar	10/10/24	(26,831,000)	19,690,717	(154,525)
Euro	10/10/24	2,047,000	(2,287,404)	(8,201)
Euro	10/10/24	908,000	(1,002,854)	8,146
Euro	10/10/24	(8,820,500)	9,602,631	(218,425)
				(984,077)
BNP Paribas:
Euro	10/10/24	600,000	(652,194)	15,867
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
British Pound	10/10/24	15,916,000	$(20,820,005)	$454,779
British Pound	10/10/24	(77,605,000)	99,747,034	(3,986,918)
Canadian Dollar	10/10/24	(13,896,000)	10,182,469	(95,549)
Euro	10/10/24	1,040,000	(1,131,781)	26,191
Euro	10/10/24	(8,076,000)	8,777,729	(214,373)
				(3,815,870)
Goldman Sachs & Co. LLC:
British Pound	10/10/24	(4,425,000)	5,687,452	(227,408)
Canadian Dollar	10/10/24	969,000	(713,365)	3,344
Euro	10/10/24	(460,000)	500,172	(12,008)
				(236,072)
HSBC Securities (USA), Inc.:
British Pound	10/10/24	9,601,000	(12,544,773)	288,803
British Pound	10/10/24	(3,101,000)	3,985,455	(159,626)
Canadian Dollar	10/10/24	4,084,000	(2,977,499)	43,185
Canadian Dollar	10/10/24	(35,446,000)	26,066,500	(150,728)
Euro	10/10/24	7,225,000	(7,911,361)	133,208
Euro	10/10/24	(2,036,000)	2,258,888	(8,066)
				146,776
JPMorgan Chase Bank, National Association:
British Pound	10/10/24	8,290,000	(10,655,331)	425,842
Canadian Dollar	10/10/24	(15,857,000)	11,673,472	(54,977)
Euro	10/10/24	(5,408,000)	5,879,541	(141,917)
				228,948
Morgan Stanley & Co. International PLC:
British Pound	10/10/24	12,385,000	(15,925,150)	629,776
British Pound	10/10/24	(4,543,000)	5,862,434	(210,157)
Canadian Dollar	10/10/24	(3,570,000)	2,649,302	8,792
Canadian Dollar	10/10/24	(23,284,000)	17,106,391	(115,352)
Euro	10/10/24	2,051,000	(2,242,468)	41,188
Euro	10/10/24	(11,394,000)	12,468,081	(218,400)
				135,847
State Street Bank and Trust Company:
British Pound	10/10/24	2,547,000	(3,268,831)	135,722
British Pound	10/10/24	(71,194,000)	91,486,426	(3,677,997)
Canadian Dollar	10/10/24	4,544,000	(3,292,690)	68,228
Canadian Dollar	10/10/24	(27,186,000)	20,015,206	(92,608)
Euro	10/10/24	(8,153,000)	8,862,922	(214,915)
				(3,781,570)
Total				$(6,210,021)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
JPMorgan Chase Bank, National Association:
Ast Spacemobile Inc	1,755	50.00	USD	1/17/25	$(4,589,325)	$1,242,540	$736,725	$(505,815)
Ast Spacemobile Inc	1,556	40.00	USD	1/17/25	(4,068,940)	1,311,708	721,020	(590,688)
Total OTC Written Options						$2,554,248	$1,457,745	$(1,096,503)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$4,462,211	$-	$4,462,211
Liability Derivatives:
Forward foreign currency exchange contracts	$10,672,232	$-	$10,672,232
OTC options written, at value		1,096,503	$1,096,503
Total Liability Derivatives	$10,672,232	$1,096,503	$11,768,735
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$8,264,330	$-	$8,264,330
Written options contracts	-	1,753,657	$1,753,657
Total	$8,264,330	$1,753,657	$10,017,987

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(19,943,977)	$-	$(19,943,977)
Written options contracts	-	1,457,745	$1,457,745
Total	$(19,943,977)	$1,457,745	$(18,486,232)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2024

Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$109,375,140
Average amounts sold - in USD	331,794,522
Options:
Average value of option contracts written	500,067

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$2,128,877	$(48,747)	$—	$2,080,130
Barclays Capital, Inc.	58,409	(58,409)	—	—
BNP Paribas	15,867	—	—	15,867
Citibank, National Association	480,970	(480,970)	—	—
Goldman Sachs & Co. LLC	3,344	(3,344)	—	—
HSBC Securities (USA), Inc.	465,196	(318,420)	—	146,776
JPMorgan Chase Bank, National Association	58,474,254	(425,842)	(58,048,412)	—
Morgan Stanley & Co. International PLC	679,756	(543,909)	—	135,847
State Street Bank and Trust Company	203,950	(203,950)	—	—
Total	$62,510,623	$(2,083,591)	$(58,048,412)	$2,378,620

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$48,747	$(48,747)	$—	$—
Barclays Capital, Inc.	1,042,486	(58,409)	—	984,077
Citibank, National Association	4,296,840	(480,970)	—	3,815,870
Goldman Sachs & Co. LLC	239,416	(3,344)	—	236,072
HSBC Securities (USA), Inc.	318,420	(318,420)	—	—
JPMorgan Chase Bank, National Association	1,293,397	(425,842)	(867,555)	—
Morgan Stanley & Co. International PLC	543,909	(543,909)	—	—
State Street Bank and Trust Company	3,985,520	(203,950)	—	3,781,570
Total	$11,768,735	$(2,083,591)	$(867,555)	$8,817,589

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $23,838,083, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of September 30, 2024. Refer to the Schedule of Investments for
security value at September 30, 2024. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation
columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended September 30, 2024 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,954	$5,994,148	0.1%
Loadsmart Inc - Series A	1/4/22	7,168,757	4,634,790	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	13,209,145	0.2
Total		$53,756,971	$23,838,083	0.4%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
Janus Investment Fund | 9

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$234,235,042	$1,052,194	$-
All Other	6,371,807,063	-	-
Private Placements	-	-	23,838,083
Warrants	66,578	-	-
Investment Companies	-	48,564,162	-
Investments Purchased with Cash Collateral from Securities Lending	-	58,441,014	-
Total Investments in Securities	$6,606,108,683	$108,057,370	$23,838,083
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	4,462,211	-
Total Assets	$6,606,108,683	$112,519,581	$23,838,083
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$10,672,232	$-
OTC Options Written, at Value	-	1,096,503	-
Total Liabilities	$-	$11,768,735	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

10 | September 30, 2024

Janus Henderson Triton Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $3,898,705,800)(1)	$6,609,519,602
Affiliated investments, at value (cost $139,077,943)	128,484,534
Deposits with brokers for OTC derivatives	1,070,000
Forward foreign currency exchange contracts	4,462,211
Trustees' deferred compensation	188,024
Receivables:
Fund shares sold	2,525,219
Dividends	1,374,778
Investments sold	1,311,384
Foreign tax reclaims	201,263
Dividends from affiliates	177,151
Other assets	35,347
Total Assets	6,749,349,513
Liabilities:
Due to custodian	2,269,941
Collateral for securities loaned (Note 3)	58,441,014
Forward foreign currency exchange contracts	10,672,232
OTC options written, at value (premiums received $2,554,248)	1,096,503
Payables:
Fund shares repurchased	9,011,523
Advisory fees	3,449,242
Investments purchased	1,979,391
Transfer agent fees and expenses	795,973
12b-1 Distribution and shareholder servicing fees	188,267
Trustees' deferred compensation fees	188,024
Professional fees	81,807
Trustees' fees and expenses	36,559
Affiliated fund administration fees payable	13,473
Custodian fees	9,615
Accrued expenses and other payables	205,583
Total Liabilities	88,439,147
Commitments and contingent liabilities (Note 4)
Net Assets	$6,660,910,366
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Triton Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,508,885,477
Total distributable earnings (loss)	3,152,024,889
Total Net Assets	$6,660,910,366
Net Assets - Class A Shares	$262,814,991
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,644,740
Net Asset Value Per Share(2)	$27.25
Maximum Offering Price Per Share(3)	$28.91
Net Assets - Class C Shares	$10,995,051
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	479,173
Net Asset Value Per Share(2)	$22.95
Net Assets - Class D Shares	$956,214,327
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,972,917
Net Asset Value Per Share	$29.00
Net Assets - Class I Shares	$945,249,157
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,176,706
Net Asset Value Per Share	$29.38
Net Assets - Class N Shares	$2,532,656,155
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	85,016,150
Net Asset Value Per Share	$29.79
Net Assets - Class R Shares	$200,899,771
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,921,997
Net Asset Value Per Share	$25.36
Net Assets - Class S Shares	$223,164,135
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,341,840
Net Asset Value Per Share	$26.75
Net Assets - Class T Shares	$1,528,916,779
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,825,453
Net Asset Value Per Share	$28.41

(1)	Includes $58,048,412 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Triton Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$41,470,711
Dividends from affiliates	2,034,112
Affiliated securities lending income, net	323,389
Unaffiliated securities lending income, net	83,334
Other income	24,091
Foreign tax withheld	(767,299)
Total Investment Income	43,168,338
Expenses:
Advisory fees	41,569,891
12b-1 Distribution and shareholder servicing fees:
Class A Shares	647,860
Class C Shares	103,271
Class R Shares	966,166
Class S Shares	560,957
Transfer agent administrative fees and expenses:
Class D Shares	1,033,643
Class R Shares	486,611
Class S Shares	561,447
Class T Shares	3,735,304
Transfer agent networking and omnibus fees:
Class A Shares	1,089,129
Class C Shares	7,788
Class I Shares	988,978
Other transfer agent fees and expenses:
Class A Shares	12,846
Class C Shares	478
Class D Shares	95,737
Class I Shares	37,071
Class N Shares	93,502
Class R Shares	4,588
Class S Shares	2,900
Class T Shares	13,201
Shareholder reports expense	307,042
Affiliated fund administration fees	207,473
Registration fees	152,254
Trustees' fees and expenses	145,283
Professional fees	102,343
Custodian fees	63,381
Other expenses	382,496
Total Expenses	53,371,640
Less: Excess Expense Reimbursement and Waivers	(682,744)
Net Expenses	52,688,896
Net Investment Income/(Loss)	(9,520,558)
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Triton Fund
Statement of Operations
For the year ended September 30, 2024
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (1)	$580,051,926
Investments in affiliates	(45,254,734)
Forward foreign currency exchange contracts	8,264,330
Written options contracts	1,753,657
Total Net Realized Gain/(Loss) on Investments	544,815,179
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	791,327,960
Investments in affiliates	66,947,186
Forward foreign currency exchange contracts	(19,943,977)
Written options contracts	1,457,745
Total Change in Unrealized Net Appreciation/Depreciation	839,788,914
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,375,083,535

(1)	Includes $4,974,040 of realized gains and losses resulting from a redemption-in-kind during the period ended March 31, 2024.
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Triton Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$(9,520,558)	$(5,228,420)
Net realized gain/(loss) on investments	544,815,179	561,580,142
Change in unrealized net appreciation/depreciation	839,788,914	235,621,116
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,375,083,535	791,972,838
Dividends and Distributions to Shareholders:
Class A Shares	(19,456,859)	(17,964,474)
Class C Shares	(997,790)	(1,339,127)
Class D Shares	(63,809,900)	(53,671,559)
Class I Shares	(66,697,940)	(68,298,977)
Class N Shares	(168,010,363)	(149,713,854)
Class R Shares	(15,324,147)	(12,943,552)
Class S Shares	(17,173,162)	(15,468,292)
Class T Shares	(108,167,774)	(98,199,980)
Net Decrease from Dividends and Distributions to Shareholders	(459,637,935)	(417,599,815)
Capital Share Transactions:
Class A Shares	(37,223,871)	(25,363,068)
Class C Shares	(1,823,936)	(8,124,368)
Class D Shares	(64,368,938)	(19,724,884)
Class I Shares	(142,488,900)	(264,650,859)
Class N Shares	(233,305,805)	(223,648,887)
Class R Shares	(11,986,814)	(8,394,099)
Class S Shares	(32,129,572)	(20,324,480)
Class T Shares	(172,503,256)	(181,262,198)
Net Increase/(Decrease) from Capital Share Transactions	(695,831,092)	(751,492,843)
Net Increase/(Decrease) in Net Assets	219,614,508	(377,119,820)
Net Assets:
Beginning of period	6,441,295,858	6,818,415,678
End of period	$6,660,910,366	$6,441,295,858
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Triton Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.95	$23.01	$38.38	$30.01	$29.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.09)	(0.19)	(0.26)	(0.16)
Net realized and unrealized gain/(loss)	5.26	2.55	(8.25)	10.22	1.55
Total from Investment Operations	5.15	2.46	(8.44)	9.96	1.39
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$27.25	$23.95	$23.01	$38.38	$30.01
Total Return*	23.06%	11.02%	(26.63)%	33.41%	4.64%
Net Assets, End of Period (in thousands)	$262,815	$265,744	$277,727	$467,269	$416,036
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.33%	1.36%	1.30%	1.29%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.12%	1.12%	1.10%	1.12%
Ratio of Net Investment Income/(Loss)	(0.44)%	(0.38)%	(0.65)%	(0.69)%	(0.57)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Triton Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.56	$20.05	$34.49	$27.23	$27.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.21)	(0.18)	(0.31)	(0.42)	(0.30)
Net realized and unrealized gain/(loss)	4.45	2.21	(7.20)	9.27	1.41
Total from Investment Operations	4.24	2.03	(7.51)	8.85	1.11
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$22.95	$20.56	$20.05	$34.49	$27.23
Total Return*	22.39%	10.47%	(26.99)%	32.72%	4.02%
Net Assets, End of Period (in thousands)	$10,995	$11,573	$18,940	$49,738	$97,105
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.68%	1.59%	1.60%	1.65%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.59%	1.60%	1.65%	1.70%
Ratio of Net Investment Income/(Loss)	(1.02)%	(0.86)%	(1.15)%	(1.25)%	(1.14)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Triton Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.30	$24.15	$39.82	$30.99	$30.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.01)	(0.10)	(0.14)	(0.07)
Net realized and unrealized gain/(loss)	5.58	2.68	(8.64)	10.56	1.60
Total from Investment Operations	5.55	2.67	(8.74)	10.42	1.53
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$29.00	$25.30	$24.15	$39.82	$30.99
Total Return*	23.44%	11.39%	(26.39)%	33.85%	4.98%
Net Assets, End of Period (in thousands)	$956,214	$890,168	$864,531	$1,289,904	$1,057,332
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	(0.13)%	(0.06)%	(0.32)%	(0.37)%	(0.25)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2024

Janus Henderson Triton Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.60	$24.41	$40.17	$31.24	$31.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.01)	(0.09)	(0.13)	(0.06)
Net realized and unrealized gain/(loss)	5.66	2.72	(8.74)	10.65	1.61
Total from Investment Operations	5.63	2.71	(8.83)	10.52	1.55
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$29.38	$25.60	$24.41	$40.17	$31.24
Total Return*	23.48%	11.43%	(26.38)%	33.90%	5.00%
Net Assets, End of Period (in thousands)	$945,249	$957,122	$1,154,792	$2,082,427	$1,953,114
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.77%	0.77%	0.76%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.76%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	(0.11)%	(0.04)%	(0.30)%	(0.34)%	(0.21)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Triton Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.90	$24.66	$40.48	$31.44	$31.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	0.02	(0.06)	(0.10)	(0.03)
Net realized and unrealized gain/(loss)	5.74	2.74	(8.83)	10.73	1.62
Total from Investment Operations	5.74	2.76	(8.89)	10.63	1.59
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$29.79	$25.90	$24.66	$40.48	$31.44
Total Return*	23.63%	11.52%	(26.32)%	34.04%	5.11%
Net Assets, End of Period (in thousands)	$2,532,656	$2,408,276	$2,485,743	$4,412,467	$3,824,419
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	0.00%	0.08%	(0.20)%	(0.25)%	(0.12)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than 0.005%.
See Notes to Financial Statements.
20 | September 30, 2024

Janus Henderson Triton Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.48	$21.74	$36.75	$28.86	$28.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.15)	(0.26)	(0.35)	(0.24)
Net realized and unrealized gain/(loss)	4.90	2.41	(7.82)	9.83	1.49
Total from Investment Operations	4.73	2.26	(8.08)	9.48	1.25
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$25.36	$22.48	$21.74	$36.75	$28.86
Total Return*	22.68%	10.73%	(26.87)%	33.06%	4.30%
Net Assets, End of Period (in thousands)	$200,900	$188,079	$188,832	$293,567	$281,907
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.41%	1.41%	1.41%	1.40%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.41%	1.41%	1.40%	1.41%
Ratio of Net Investment Income/(Loss)	(0.74)%	(0.67)%	(0.94)%	(0.99)%	(0.86)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Triton Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.56	$22.67	$37.93	$29.68	$29.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.10)	(0.21)	(0.28)	(0.17)
Net realized and unrealized gain/(loss)	5.16	2.51	(8.12)	10.12	1.53
Total from Investment Operations	5.04	2.41	(8.33)	9.84	1.36
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$26.75	$23.56	$22.67	$37.93	$29.68
Total Return*	22.97%	10.97%	(26.66)%	33.37%	4.58%
Net Assets, End of Period (in thousands)	$223,164	$225,745	$234,961	$452,832	$450,947
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.50)%	(0.42)%	(0.69)%	(0.75)%	(0.61)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | September 30, 2024

Janus Henderson Triton Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.84	$23.76	$39.34	$30.67	$30.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.04)	(0.13)	(0.19)	(0.10)
Net realized and unrealized gain/(loss)	5.48	2.64	(8.52)	10.45	1.59
Total from Investment Operations	5.42	2.60	(8.65)	10.26	1.49
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Total Dividends and Distributions	(1.85)	(1.52)	(6.93)	(1.59)	(1.33)
Net Asset Value, End of Period	$28.41	$24.84	$23.76	$39.34	$30.67
Total Return*	23.34%	11.27%	(26.50)%	33.67%	4.89%
Net Assets, End of Period (in thousands)	$1,528,917	$1,494,589	$1,592,889	$2,670,126	$2,379,045
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.91%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.24)%	(0.16)%	(0.44)%	(0.49)%	(0.35)%
Portfolio Turnover Rate	19%	19%	8%	24%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Triton Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Effective July 18, 2022, the Fund reopened to all new investors.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund did not hold a significant amount of Level 3 securities as of September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the
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Notes to Financial Statements
options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
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Notes to Financial Statements
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $58,048,412. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $58,441,014, resulting in the net amount due to the counterparty of
$392,602.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral
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Janus Henderson Triton Fund
Notes to Financial Statements
agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
32 | September 30, 2024

Janus Henderson Triton Fund
Notes to Financial Statements
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $5,041.
Janus Investment Fund | 33

Janus Henderson Triton Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2024, redeeming shareholders of Class C Shares paid CDSCs of $755.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $3,907,011 in purchases and $2,451,123 in sales, resulting in a net realized loss of $1,685,849. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5.
Federal Income Tax
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Janus Henderson Triton Fund
Notes to Financial Statements
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$20,520,447	$431,157,962	$-	$-	$1,285,574	$2,699,060,906
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,038,943,230	$2,952,118,313	$(253,057,407)	$2,699,060,906
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(8,764,269)	$1,457,745	$-	$1,457,745
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$459,637,935	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$417,599,815	$-	$21,987,670
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $52,194,987, including $49,823,699 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 35

Janus Henderson Triton Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,591,871	$38,700,055	2,017,248	$49,028,187
Reinvested dividends and distributions	540,497	12,280,092	496,850	11,338,124
Shares repurchased	(3,584,479)	(88,204,018)	(3,486,777)	(85,729,379)
Net Increase/(Decrease)	(1,452,111)	$(37,223,871)	(972,679)	$(25,363,068)
Class C Shares:
Shares sold	68,018	$1,430,157	86,656	$1,854,792
Reinvested dividends and distributions	49,700	955,232	66,657	1,311,143
Shares repurchased	(201,379)	(4,209,325)	(535,059)	(11,290,303)
Net Increase/(Decrease)	(83,661)	$(1,823,936)	(381,746)	$(8,124,368)
Class D Shares:
Shares sold	1,049,917	$27,682,514	919,270	$23,926,367
Reinvested dividends and distributions	2,544,728	61,353,405	2,153,271	51,764,626
Shares repurchased	(5,811,809)	(153,404,857)	(3,680,517)	(95,415,877)
Net Increase/(Decrease)	(2,217,164)	$(64,368,938)	(607,976)	$(19,724,884)
Class I Shares:
Shares sold	5,318,759	$139,600,084	5,756,050	$150,808,274
Reinvested dividends and distributions	2,419,822	59,092,059	2,549,500	62,003,849
Shares repurchased	(12,954,802)	(341,181,043)	(18,214,407)	(477,462,982)
Net Increase/(Decrease)	(5,216,221)	$(142,488,900)	(9,908,857)	$(264,650,859)
Class N Shares:
Shares sold	12,233,860	$329,066,274	15,807,818	$418,825,837
Reinvested dividends and distributions	6,439,958	159,388,955	5,765,645	141,834,865
Shares repurchased	(26,625,662)	(721,761,034)	(29,388,607)	(784,309,589)
Net Increase/(Decrease)	(7,951,844)	$(233,305,805)	(7,815,144)	$(223,648,887)
Class R Shares:
Shares sold	825,972	$18,997,259	910,689	$21,144,215
Reinvested dividends and distributions	718,463	15,224,241	599,036	12,861,310
Shares repurchased	(1,990,389)	(46,208,314)	(1,826,536)	(42,399,624)
Net Increase/(Decrease)	(445,954)	$(11,986,814)	(316,811)	$(8,394,099)
Class S Shares:
Shares sold	924,707	$22,442,821	1,030,153	$24,888,290
Reinvested dividends and distributions	753,953	16,820,691	675,912	15,174,226
Shares repurchased	(2,919,883)	(71,393,084)	(2,489,096)	(60,386,996)
Net Increase/(Decrease)	(1,241,223)	$(32,129,572)	(783,031)	$(20,324,480)
Class T Shares:
Shares sold	4,644,950	$120,249,879	3,632,560	$92,531,273
Reinvested dividends and distributions	4,508,622	106,583,816	4,090,248	96,652,553
Shares repurchased	(15,496,081)	(399,336,951)	(14,582,073)	(370,446,024)
Net Increase/(Decrease)	(6,342,509)	$(172,503,256)	(6,859,265)	$(181,262,198)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,213,474,835	$2,355,127,365	$-	$-
36 | September 30, 2024

Janus Henderson Triton Fund
Notes to Financial Statements
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 37

Janus Henderson Triton Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Triton Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Triton Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
38 | September 30, 2024

Janus Henderson Triton Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	7%
Capital Gain Distributions	$509,461,634
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 39

Janus Henderson Triton Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Triton Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 41

Janus Henderson Triton Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
42 | September 30, 2024

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 43

Janus Henderson Triton Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
44 | September 30, 2024

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 45

Janus Henderson Triton Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
46 | September 30, 2024

Janus Henderson Triton Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 47

Janus Henderson Triton Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
48 | September 30, 2024

Janus Henderson Triton Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 49

Janus Henderson Triton Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
50 | September 30, 2024

Janus Henderson Triton Fund
Notes
Janus Investment Fund | 51

Janus Henderson Triton Fund
Notes
52 | September 30, 2024

Janus Henderson Triton Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93054 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson U.S. Dividend Income Fund
Janus Investment Fund

Janus Henderson U.S. Dividend Income Fund

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.7%
Raytheon Technologies Corp	3,136	$379,958
Air Freight & Logistics – 0.8%
United Parcel Service Inc	1,353	184,468
Banks – 7.9%
Bank of America Corp	13,643	541,354
JPMorgan Chase & Co	4,608	971,643
US Bancorp	4,573	209,123
		1,722,120
Beverages – 1.6%
Coca-Cola Co	4,872	350,102
Biotechnology – 8.0%
AbbVie Inc	3,352	661,953
Amgen Inc	1,645	530,036
Gilead Sciences Inc	6,529	547,391
		1,739,380
Building Products – 1.6%
Trane Technologies PLC	886	344,415
Capital Markets – 8.6%
CME Group Inc	3,340	736,971
Goldman Sachs Group Inc	1,050	519,866
Intercontinental Exchange Inc	1,819	292,204
Morgan Stanley	3,013	314,075
		1,863,116
Commercial Services & Supplies – 1.0%
Waste Management Inc	1,015	210,714
Consumer Finance – 2.4%
American Express Co	1,924	521,789
Diversified Telecommunication Services – 1.5%
Verizon Communications Inc	7,441	334,175
Electric Utilities – 2.7%
American Electric Power Co Inc	4,390	450,414
Xcel Energy Inc	1,989	129,882
		580,296
Electrical Equipment – 1.6%
Eaton Corp PLC	1,073	355,635
Entertainment – 1.3%
Walt Disney Co	2,914	280,298
Food & Staples Retailing – 4.1%
Sysco Corp	8,230	642,434
Target Corp	1,587	247,350
		889,784
Health Care Equipment & Supplies – 4.3%
Abbott Laboratories	2,483	283,087
Medtronic PLC	7,208	648,936
		932,023
Health Care Providers & Services – 3.2%
UnitedHealth Group Inc	1,176	687,584
Hotels, Restaurants & Leisure – 3.1%
Marriott International Inc/MD - Class A	791	196,643
McDonald's Corp	1,593	485,084
		681,727
Household Durables – 2.0%
Garmin Ltd	2,433	428,281
Household Products – 2.1%
Procter & Gamble Co	2,599	450,147
Industrial Conglomerates – 3.1%
3M Co	2,628	359,247
Honeywell International Inc	1,556	321,641
		680,888
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
September 30, 2024
	Shares	Value
Common Stocks – (continued)
Industrial Real Estate Investment Trusts (REITs) – 2.0%
Prologis Inc	3,386	$427,584
Information Technology Services – 5.9%
Accenture PLC	750	265,110
International Business Machines Corp	4,649	1,027,801
		1,292,911
Insurance – 3.7%
Marsh & McLennan Cos Inc	1,652	368,544
Travelers Cos Inc	1,907	446,467
		815,011
Interactive Media & Services – 1.1%
Meta Platforms Inc - Class A	424	242,714
Machinery – 1.0%
Cummins Inc	668	216,292
Oil, Gas & Consumable Fuels – 5.3%
Chevron Corp	4,002	589,374
ConocoPhillips	5,442	572,934
		1,162,308
Pharmaceuticals – 0.7%
Merck & Co Inc	1,294	146,947
Professional Services – 3.8%
Booz Allen Hamilton Holding Corp	1,590	258,788
Paychex Inc	4,194	562,793
		821,581
Semiconductor & Semiconductor Equipment – 8.3%
Broadcom Inc	3,703	638,767
Lam Research Corp	477	389,270
NXP Semiconductors NV	1,593	382,336
Texas Instruments Inc	1,879	388,145
		1,798,518
Software – 2.7%
Oracle Corp	3,513	598,615
Specialty Retail – 2.1%
Home Depot Inc	1,151	466,385
Textiles, Apparel & Luxury Goods – 0.7%
NIKE Inc - Class B	1,827	161,507
Total Common Stocks (cost $18,346,692)		21,767,273
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $44,762)	44,750	44,759
Total Investments (total cost $18,391,454) – 100.1%		21,812,032
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(15,305)
Net Assets – 100%		$21,796,727

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$165,317	$18,892,974	$(19,013,510)	$(7)	$(15)	$44,759	44,750	$10,809
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
September 30, 2024

Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	$-	$2,339,699	$(2,339,699)	$-	$-	$-	-	$-
Total Affiliated Investments - 0.2%
	$165,317	$21,232,673	$(21,353,209)	$(7)	$(15)	$44,759	44,750	$10,809
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson U.S. Dividend Income Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$21,767,273	$-	$-
Investment Companies	-	44,759	-
Total Assets	$21,767,273	$44,759	$-
4  | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $18,346,692)	$21,767,273
Affiliated investments, at value (cost $44,762)	44,759
Cash	8,317
Trustees' deferred compensation	611
Receivables:
Fund shares sold	54,774
Dividends	14,804
Dividends from affiliates	188
Other assets	5
Total Assets	21,890,731
Liabilities:
Payables:
Professional fees	51,111
Dividends	6,285
Fund shares repurchased	5,980
Custodian fees	3,061
Advisory fees	1,881
Transfer agent fees and expenses	1,817
Trustees' deferred compensation fees	611
Trustees' fees and expenses	123
Affiliated fund administration fees payable	43
Accrued expenses and other payables	23,092
Total Liabilities	94,004
Commitments and contingent liabilities (Note 3)
Net Assets	$21,796,727
Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,101,559
Total distributable earnings (loss)	3,695,168
Total Net Assets	$21,796,727
Net Assets - Class D Shares	$13,817,239
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,153,508
Net Asset Value Per Share	$11.98
Net Assets - Class I Shares	$395,944
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,070
Net Asset Value Per Share	$11.97
Net Assets - Class N Shares	$7,583,544
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	634,124
Net Asset Value Per Share	$11.96
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson U.S. Dividend Income Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$618,584
Dividends from affiliates	10,809
Other income	83
Foreign tax withheld	(238)
Total Investment Income	629,238
Expenses:
Advisory fees	136,701
12b-1 Distribution and shareholder servicing fees:
Transfer agent administrative fees and expenses:
Class D Shares	8,437
Transfer agent networking and omnibus fees:
Class I Shares	86
Other transfer agent fees and expenses:
Class D Shares	1,772
Class I Shares	27
Class N Shares	1,100
Registration fees	64,542
Professional fees	48,212
Non-affiliated fund administration fees	38,542
Custodian fees	15,304
Shareholder reports expense	6,906
Accounting systems fees	5,791
Affiliated fund administration fees	689
Trustees' fees and expenses	494
Other expenses	14,042
Total Expenses	342,645
Less: Excess Expense Reimbursement and Waivers	(159,946)
Net Expenses	182,699
Net Investment Income/(Loss)	446,539
Net Realized Gain/(Loss) on Investments:
Investments	524,176
Investments in affiliates	(7)
Total Net Realized Gain/(Loss) on Investments	524,169
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	3,741,638
Investments in affiliates	(15)
Total Change in Unrealized Net Appreciation/Depreciation	3,741,623
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,712,331
See Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Period ended September 30, 2023(1)
Operations:
Net investment income/(loss)	$446,539	$184,945
Net realized gain/(loss) on investments	524,169	26,081
Change in unrealized net appreciation/depreciation	3,741,623	(321,045)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,712,331	(110,019)
Dividends and Distributions to Shareholders:
Class D Shares	(185,053)	(18,198)
Class I Shares	(7,488)	(1,850)
Class N Shares	(312,342)	(159,025)
Net Decrease from Dividends and Distributions to Shareholders	(504,883)	(179,073)
Capital Share Transactions:
Class D Shares	9,951,405	2,427,194
Class I Shares	136,319	201,850
Class N Shares	(11,931,562)	17,093,165
Net Increase/(Decrease) from Capital Share Transactions	(1,843,838)	19,722,209
Net Increase/(Decrease) in Net Assets	2,363,610	19,433,117
Net Assets:
Beginning of period	19,433,117	-
End of period	$21,796,727	$19,433,117

(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year or period ended September 30	2024	2023(1)
Net Asset Value, Beginning of Period	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.20	0.17
Net realized and unrealized gain/(loss)	2.14	(0.19)
Total from Investment Operations	2.34	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.09)
Distributions (from capital gains)	(0.03)	—
Total Dividends and Distributions	(0.25)	(0.09)
Net Asset Value, End of Period	$11.98	$9.89
Total Return*	23.89%	(0.25)%
Net Assets, End of Period (in thousands)	$13,817	$2,363
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	10.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.92%
Ratio of Net Investment Income/(Loss)	1.81%	2.11%
Portfolio Turnover Rate	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year or period ended September 30	2024	2023(1)
Net Asset Value, Beginning of Period	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.21	0.18
Net realized and unrealized gain/(loss)	2.14	(0.20)
Total from Investment Operations	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.09)
Distributions (from capital gains)	(0.03)	—
Total Dividends and Distributions	(0.27)	(0.09)
Net Asset Value, End of Period	$11.97	$9.89
Total Return*	23.94%	(0.19)%
Net Assets, End of Period (in thousands)	$396	$200
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.33%	16.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	1.92%	2.30%
Portfolio Turnover Rate	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year or period ended September 30	2024	2023(1)
Net Asset Value, Beginning of Period	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22	0.18
Net realized and unrealized gain/(loss)	2.13	(0.20)
Total from Investment Operations	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.09)
Distributions (from capital gains)	(0.03)	—
Total Dividends and Distributions	(0.28)	(0.09)
Net Asset Value, End of Period	$11.96	$9.89
Total Return*	23.95%	(0.18)%
Net Assets, End of Period (in thousands)	$7,584	$16,870
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%	2.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	2.03%	2.23%
Portfolio Turnover Rate	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson U.S. Dividend Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
The Fund currently offers Class D Shares. Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices
Janus Investment Fund | 11

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt
12 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) quarterly. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social,
Janus Investment Fund | 13

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund
14 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.60
Over $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and
Waivers” on the Statement of Operations.
For a period of three years subsequent to the Fund’s commencement of operations, or until the Fund’s assets meet the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended September 30, 2024, the Adviser reimbursed the Fund $159,946 of fees and expense that are eligible for recoupment. As of September 30, 2024, the aggregate amount of recoupment that may potentially be made to the Adviser is $376,614. The recoupment of such reimbursements expires at the latest
December 20, 2025.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and
Janus Investment Fund | 15

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.15% for Class I Shares on an annual basis based on the daily net assets of the share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
16 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2024, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class D Shares	- %	- %
Class I Shares	62	1
Class N Shares	94	33
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2024, the Fund engaged in cross trades amounting to $64,310 in purchases.
4.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$3,840	$399,190	$-	$-	$(611)	$3,292,749
Janus Investment Fund | 17

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$18,519,283	$3,422,812	$(130,063)	$3,292,749
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$504,883	$-	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$179,073	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $215,055, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
5.
Capital Share Transactions
	Year ended September 30, 2024		Period ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	1,019,920	$11,121,828	370,031	$3,792,033
Reinvested dividends and distributions	13,861	155,854	1,413	14,134
Shares repurchased	(119,131)	(1,326,277)	(132,586)	(1,378,973)
Net Increase/(Decrease)	914,650	$9,951,405	238,858	$2,427,194
Class I Shares:
Shares sold	14,125	$151,730	20,000	$200,000
Reinvested dividends and distributions	674	7,488	185	1,850
Shares repurchased	(1,914)	(22,899)	-	-
Net Increase/(Decrease)	12,885	$136,319	20,185	$201,850
Class N Shares:
Shares sold	98,288	$1,046,152	1,785,390	$17,914,671
Reinvested dividends and distributions	28,737	312,342	15,864	159,025
Shares repurchased	(1,198,302)	(13,290,056)	(95,853)	(980,531)
Net Increase/(Decrease)	(1,071,277)	$(11,931,562)	1,705,401	$17,093,165

(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
6.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$18,118,655	$19,989,496	$-	$-
18 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 19

Janus Henderson U.S. Dividend Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson U.S. Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson U.S. Dividend Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024 and the statement of changes in net assets and the financial highlights for the year ended September 30, 2024 and for the period December 20, 2022 (commencement of operations) through September 30, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year ended September 30, 2024, and the changes in its net assets and the financial highlights for the year ended September 30, 2024 and for the period December 20, 2022 (commencement of operations) through September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
20 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Section 163(j) Interest Dividend	2%
Capital Gain Distributions	$215,055
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 21

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
22 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 23

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
24 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
Janus Investment Fund | 25

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
26 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
Janus Investment Fund | 27

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
28 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 29

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
30 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
Janus Investment Fund | 31

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
32 | September 30, 2024

Janus Henderson U.S. Dividend Income Fund
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93097 11-24

ANNUAL FINANCIAL STATEMENTS

September 30, 2024
Janus Henderson Venture Fund
Janus Investment Fund

Janus Henderson Venture Fund

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.6%
Aerospace & Defense – 0.8%
Loar Holdings Inc*	371,526	$27,712,124
Automobiles – 0.4%
Thor Industries Inc	110,957	12,193,065
Banks – 1.4%
Bancorp Inc/The*	867,030	46,386,105
Biotechnology – 10.7%
89bio Inc*	617,450	4,569,130
Arcellx Inc*	146,945	12,271,377
Ascendis Pharma A/S (ADR)*	155,350	23,195,309
Avidity Biosciences Inc*	259,309	11,910,062
Biohaven Ltd*	467,045	23,338,239
Bridgebio Pharma Inc*	392,098	9,982,815
Crinetics Pharmaceuticals Inc*	181,802	9,290,082
Dyne Therapeutics Inc*	337,289	12,115,421
Halozyme Therapeutics Inc*	345,630	19,783,861
IDEAYA Biosciences Inc*	440,193	13,945,314
Insmed Inc*	356,785	26,045,305
Janux Therapeutics Inc*	142,159	6,458,283
Madrigal Pharmaceuticals Inc*	126,120	26,765,186
Mirum Pharmaceuticals Inc*	481,549	18,780,411
PTC Therapeutics Inc*	322,781	11,975,175
Revolution Medicines Inc*	523,981	23,762,538
Sarepta Therapeutics Inc*	41,139	5,137,850
Soleno Therapeutics Inc*	210,392	10,622,692
Vaxcyte Inc*	590,599	67,487,748
Xenon Pharmaceuticals Inc*	265,834	10,465,885
		347,902,683
Building Products – 3.4%
CSW Industrials Inc	117,550	43,069,144
Janus International Group Inc*	2,753,510	27,837,986
Zurn Water Solutions Corp	1,082,805	38,916,012
		109,823,142
Capital Markets – 1.1%
LPL Financial Holdings Inc	160,942	37,439,937
Chemicals – 3.4%
Innospec Inc	236,204	26,712,310
Perimeter Solutions SA*	2,525,348	33,965,931
Sensient Technologies Corp	607,494	48,733,169
		109,411,410
Commercial Services & Supplies – 3.2%
Brady Corp	184,942	14,172,105
CECO Environmental Corp*	590,849	16,661,942
Montrose Environmental Group Inc*	437,823	11,514,745
MSA Safety Inc	82,513	14,632,855
Rentokil Initial PLC (ADR)	1,823,861	45,468,855
		102,450,502
Diversified Consumer Services – 2.4%
Stride Inc*	897,580	76,572,550
Diversified Financial Services – 5.7%
AvidXchange Holdings Inc*	2,177,088	17,656,184
Euronet Worldwide Inc*	359,902	35,713,075
Payfare Inc	1,825,107	2,726,256
Repay Holdings Corp*	2,730,048	22,277,192
Shift4 Payments Inc - Class A*,#	515,374	45,662,136
Walker & Dunlop Inc	179,484	20,387,588
WEX Inc*	190,604	39,975,377
		184,397,808
Diversified Telecommunication Services – 0.6%
AST SpaceMobile Inc*,#	705,758	18,455,572
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 1.0%
EnerSys	326,419	$33,311,059
Electronic Equipment, Instruments & Components – 3.7%
Bel Fuse Inc - Class B	208,807	16,393,438
Cognex Corp	300,023	12,150,932
Napco Security Technologies Inc	654,338	26,474,515
Novanta Inc*	105,932	18,953,353
OSI Systems Inc*	301,283	45,743,798
		119,716,036
Energy Equipment & Services – 0.3%
Weatherford International PLC	135,272	11,487,298
Entertainment – 1.5%
Atlanta Braves Holdings Inc - Class C*	715,598	28,480,801
Manchester United PLC*,#	569,782	9,219,073
Vivid Seats Inc - Class A*	2,707,702	10,018,497
		47,718,371
Food & Staples Retailing – 1.1%
Casey's General Stores Inc	99,617	37,427,103
Health Care Equipment & Supplies – 7.5%
Glaukos Corp*	346,872	45,190,484
Globus Medical Inc*	735,152	52,592,774
ICU Medical Inc*	229,683	41,852,836
Lantheus Holdings Inc*	411,035	45,111,091
Neogen Corp*	855,768	14,385,460
Paragon 28 Inc*,#	1,114,038	7,441,774
STERIS PLC	105,668	25,628,717
Tandem Diabetes Care Inc*	279,814	11,866,912
		244,070,048
Health Care Providers & Services – 1.2%
HealthEquity Inc*	224,414	18,368,286
NeoGenomics Inc*	1,310,927	19,336,173
		37,704,459
Health Care Technology – 0.8%
Doximity Inc - Class A*	576,619	25,123,290
Hotels, Restaurants & Leisure – 1.8%
Aramark	727,961	28,193,930
Monarch Casino & Resort Inc	362,661	28,748,137
		56,942,067
Household Durables – 0.7%
Dream Finders Homes Inc - Class A*	192,014	6,952,827
Lovesac Co*	549,162	15,733,491
		22,686,318
Insurance – 1.5%
BRP Group Inc - Class A*	486,175	24,211,515
RLI Corp	163,743	25,376,890
		49,588,405
Interactive Media & Services – 0.8%
Ziff Davis Inc*	510,352	24,833,728
Life Sciences Tools & Services – 2.6%
Bio-Techne Corp	271,844	21,728,491
Gerresheimer AG	201,449	17,937,071
ICON PLC*	77,635	22,305,312
OmniAb Inc*,#	2,159,960	9,136,631
OmniAb Inc - 12.5 Earnout*	104,942	183,606
OmniAb Inc - 15 Earnout*	104,942	140,685
Sotera Health Co*	747,740	12,487,258
		83,919,054
Machinery – 7.9%
Alamo Group Inc	148,654	26,777,045
ATS Corp*	1,099,985	31,918,518
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2024

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Machinery – (continued)
Chart Industries Inc*	139,276	$17,289,723
EnPro Industries Inc	148,293	24,050,159
Gates Industrial Corp PLC*	1,757,322	30,841,001
ITT Inc	245,601	36,719,805
Kornit Digital Ltd*	697,341	18,015,805
Nordson Corp	58,337	15,321,046
SPX Technologies Inc*	342,207	54,568,328
		255,501,430
Media – 0.2%
Ibotta Inc - Class A*	82,631	5,090,896
Metals & Mining – 1.1%
Constellium SE*	2,180,397	35,453,255
Oil, Gas & Consumable Fuels – 1.3%
California Resources Corp	237,460	12,459,526
Magnolia Oil & Gas Corp#	1,180,047	28,816,748
		41,276,274
Personal Products – 1.5%
BellRing Brands Inc*	544,329	33,051,657
Oddity Tech Ltd - Class A*	395,451	15,968,311
		49,019,968
Pharmaceuticals – 1.7%
Avadel Pharmaceuticals PLC*	1,166,618	15,300,195
Edgewise Therapeutics Inc*	188,255	5,024,526
Ligand Pharmaceuticals Inc*	286,411	28,666,877
Structure Therapeutics Inc (ADR)*,#	136,667	5,998,315
		54,989,913
Professional Services – 10.1%
Alight Inc - Class A*	4,382,164	32,428,013
Asure Software Inc*,£	1,614,458	14,610,845
Broadridge Financial Solutions Inc	235,122	50,558,284
CACI International Inc - Class A*	50,183	25,320,334
Clarivate Analytics PLC*	4,084,327	28,998,722
CRA International Inc	170,640	29,916,605
Innodata Inc*	747,788	12,540,405
Paylocity Holding Corp*	212,172	35,002,015
SS&C Technologies Holdings Inc	939,411	69,713,690
UL Solutions Inc - Class A	151,144	7,451,399
WNS Holdings Ltd*	418,976	22,084,225
		328,624,537
Real Estate Management & Development – 1.2%
Colliers International Group Inc - Subordinate Voting Shares	134,402	20,403,568
FirstService Corp	102,677	18,734,445
		39,138,013
Road & Rail – 0.6%
AMERCO - Series N	266,435	19,183,320
Semiconductor & Semiconductor Equipment – 2.6%
Camtek Ltd	146,302	11,682,215
MACOM Technology Solutions Holdings Inc*	200,547	22,312,859
ON Semiconductor Corp*	455,735	33,090,918
PDF Solutions Inc*	597,264	18,921,324
		86,007,316
Software – 9.1%
Altair Engineering Inc*	300,411	28,692,255
Blackbaud Inc*	660,549	55,935,290
Computer Modelling Group Ltd	1,162,696	9,775,829
Consensus Cloud Solutions Inc*	731,184	17,219,383
Descartes Systems Group Inc/The*	586,444	60,353,037
Enfusion Inc - Class A*	1,497,886	14,214,938
Nice Ltd (ADR)*	216,096	37,529,392
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Tyler Technologies Inc*	75,067	$43,818,109
Vertex Inc - Class A*	717,720	27,639,397
		295,177,630
Specialty Retail – 1.7%
Valvoline Inc*	946,460	39,609,351
Williams-Sonoma Inc	97,375	15,085,335
		54,694,686
Trading Companies & Distributors – 2.0%
Beacon Roofing Supply Inc*	160,143	13,841,159
Core & Main Inc - Class A*	916,589	40,696,552
Xometry Inc - Class A*	610,126	11,208,015
		65,745,726
Total Common Stocks (cost $1,913,387,556)		3,197,175,098
Private Placements – 0.6%
Biotechnology – 0%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	481,155
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	8,169,508
IntelyCare Inc*,¢,§	384,276	2,249,513
		10,419,021
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	1,723,593
Loadsmart Inc - Series D*,¢,§	399,891	4,912,261
		6,635,854
Total Private Placements (cost $33,770,090)		17,536,030
Warrants – 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24* (cost $13,929)	1,392,883	7,521
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $32,581,349)	32,574,834	32,581,349
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	20,163,878	20,163,878
Time Deposits – 0.2%
Royal Bank of Canada, 4.8100%, 10/1/24	$5,105,970	5,105,970
Total Investments Purchased with Cash Collateral from Securities Lending (cost $25,269,848)		25,269,848
Total Investments (total cost $2,005,022,772) – 101.0%		3,272,569,846
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(30,998,523)
Net Assets – 100%		$3,241,571,323
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2024

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,869,799,370	87.7%
Canada	143,911,653	4.4
Israel	83,195,723	2.5
United Kingdom	54,687,928	1.7
Netherlands	35,453,255	1.1
Denmark	23,195,309	0.7
Ireland	22,305,312	0.7
India	22,084,225	0.7
Germany	17,937,071	0.5
Total	$3,272,569,846	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Common Stocks - 0.4%
Diversified Financial Services - N/A
Payfare Inc*,š
	$12,615,669	$-	$(2,274,356)	$(10,291,117)	$2,676,060	$N/A	N/A	$-
Professional Services - 0.4%
Asure Software Inc*
	6,045,668	9,408,029	-	-	(842,852)	14,610,845	1,614,458	-
Software - N/A
CoreCard Corp*
	9,547,040	-	(6,813,543)	(12,546,790)	9,813,293	-	-	-
Total Common Stocks - 0.4%
	$28,208,377	$9,408,029	$(9,087,899)	$(22,837,907)	$11,646,501	$14,610,845	1,614,458	$-
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	33,361,965	426,042,405	(426,820,386)	700	(3,335)	32,581,349	32,574,834	1,747,330
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	18,276,040	317,286,698	(315,398,860)	-	-	20,163,878	20,163,878	312,735 ∆
Total Affiliated Investments - 2.0%
	$79,846,382	$752,737,132	$(751,307,145)	$(22,837,207)	$11,643,166	$67,356,072	54,353,170	$2,060,065

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	10/10/24	18,886,000	$(24,274,929)	$969,828
Canadian Dollar	10/10/24	(4,925,000)	3,657,572	14,852
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	10/10/24	(5,224,000)	$3,846,188	$(17,684)
Euro	10/10/24	604,000	(668,184)	4,331
Euro	10/10/24	(1,522,000)	1,655,042	(39,606)
				931,721
Barclays Capital, Inc.:
British Pound	10/10/24	9,097,100	(11,746,303)	413,714
British Pound	10/10/24	(1,783,000)	2,384,393	1,072
British Pound	10/10/24	(3,851,000)	4,973,341	(174,258)
Canadian Dollar	10/10/24	(17,076,900)	12,578,196	(52,537)
Euro	10/10/24	1,012,000	(1,130,851)	(4,055)
Euro	10/10/24	468,000	(516,889)	4,198
Euro	10/10/24	(1,754,500)	1,913,734	(39,788)
				148,346
Citibank, National Association:
British Pound	10/10/24	7,662,000	(9,988,284)	253,448
British Pound	10/10/24	(31,729,800)	40,782,855	(1,630,103)
Canadian Dollar	10/10/24	17,765,000	(13,160,707)	(21,028)
Canadian Dollar	10/10/24	(55,708,900)	41,011,426	(193,025)
Euro	10/10/24	514,000	(559,361)	12,945
Euro	10/10/24	(1,728,000)	1,877,368	(46,648)
				(1,624,411)
Goldman Sachs & Co. LLC:
British Pound	10/10/24	507,000	(651,647)	26,056
British Pound	10/10/24	(1,606,000)	2,075,983	(70,744)
Canadian Dollar	10/10/24	3,365,000	(2,477,270)	11,614
Euro	10/10/24	(357,000)	388,177	(9,320)
				(42,394)
HSBC Securities (USA), Inc.:
British Pound	10/10/24	3,580,500	(4,680,646)	105,378
British Pound	10/10/24	(16,424,900)	21,109,544	(845,482)
Canadian Dollar	10/10/24	4,684,000	(3,414,938)	49,529
Canadian Dollar	10/10/24	(42,173,700)	30,905,214	(288,081)
Euro	10/10/24	1,798,000	(1,982,977)	18,980
Euro	10/10/24	(1,709,000)	1,880,822	(22,039)
				(981,715)
JPMorgan Chase Bank, National Association:
British Pound	10/10/24	(14,140,800)	18,175,501	(726,388)
Canadian Dollar	10/10/24	(43,151,500)	31,737,660	(178,853)
Euro	10/10/24	(3,798,000)	4,129,160	(99,667)
				(1,004,908)
Morgan Stanley & Co. International PLC:
British Pound	10/10/24	9,810,000	(12,661,325)	451,621
British Pound	10/10/24	(1,204,000)	1,537,134	(72,243)
Canadian Dollar	10/10/24	11,051,000	(8,135,037)	38,709
Euro	10/10/24	1,035,000	(1,131,641)	20,765
Euro	10/10/24	(5,538,000)	6,060,583	(105,621)
				333,231
State Street Bank and Trust Company:
British Pound	10/10/24	(18,746,000)	24,089,172	(968,449)
Canadian Dollar	10/10/24	6,010,000	(4,354,988)	90,240
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2024

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	10/10/24	(27,316,500)	$20,107,893	$(96,445)
Euro	10/10/24	(4,058,000)	4,411,350	(106,970)
				(1,081,624)
Total				$(3,321,754)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
JPMorgan Chase Bank, National Association:
Ast Spacemobile Inc	479	50.00	USD	1/17/25	$(1,252,585)	$339,132	$201,078	$(138,054)
Ast Spacemobile Inc	426	40.00	USD	1/17/25	(1,113,990)	359,118	197,400	(161,718)
Total OTC Written Options						$698,250	$398,478	$(299,772)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2024
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$2,487,280	$-	$2,487,280
Liability Derivatives:
Forward foreign currency exchange contracts	$5,809,034	$-	$5,809,034
OTC options written, at value		299,772	$299,772
Total Liability Derivatives	$5,809,034	$299,772	$6,108,806
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$6,153,251	$-	$6,153,251
Written options contracts	-	479,587	$479,587
Total	$6,153,251	$479,587	$6,632,838
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2024

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(11,574,597)	$-	$(11,574,597)
Written options contracts	-	398,478	$398,478
Total	$(11,574,597)	$398,478	$(11,176,119)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$65,833,801
Average amounts sold - in USD	246,755,999
Options:
Average value of option contracts written	136,738

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$989,011	$(57,290)	$—	$931,721
Barclays Capital, Inc.	418,984	(270,638)	—	148,346
Citibank, National Association	266,393	(266,393)	—	—
Goldman Sachs & Co. LLC	37,670	(37,670)	—	—
HSBC Securities (USA), Inc.	173,887	(173,887)	—	—
JPMorgan Chase Bank, National Association	24,996,271	—	(24,996,271)	—
Morgan Stanley & Co. International PLC	511,095	(177,864)	—	333,231
State Street Bank and Trust Company	90,240	(90,240)	—	—
Total	$27,483,551	$(1,073,982)	$(24,996,271)	$1,413,298

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability	Collateral Pledged	Net Amount
Bank of America, National Association	$57,290	$(57,290)	$—	$—
Barclays Capital, Inc.	270,638	(270,638)	—	—
Citibank, National Association	1,890,804	(266,393)	—	1,624,411
Goldman Sachs & Co. LLC	80,064	(37,670)	—	42,394
HSBC Securities (USA), Inc.	1,155,602	(173,887)	—	981,715
JPMorgan Chase Bank, National Association	1,304,680	—	(460,000)	844,680
Morgan Stanley & Co. International PLC	177,864	(177,864)	—	—
State Street Bank and Trust Company	1,171,864	(90,240)	—	1,081,624
Total	$6,108,806	$(1,073,982)	$(460,000)	$4,574,824

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | September 30, 2024

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2024 is $17,536,030, which represents 0.6% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of September 30, 2024. Refer to the Schedule of Investments for
security value at September 30, 2024. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation
columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended September 30, 2024 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$8,169,508	0.3%
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	481,155	0.0
IntelyCare Inc	3/29/22	9,412,879	2,249,513	0.1
Loadsmart Inc - Series A	1/4/22	2,665,928	1,723,593	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	4,912,261	0.1
Total		$33,770,090	$17,536,030	0.6%
The Fund has registration rights for certain restricted securities held as of September 30, 2024. The issuer incurs all registration costs.
Janus Investment Fund | 9

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$83,594,763	$324,291	$-
All Other	3,113,256,044	-	-
Private Placements	-	-	17,536,030
Warrants	7,521	-	-
Investment Companies	-	32,581,349	-
Investments Purchased with Cash Collateral from Securities Lending	-	25,269,848	-
Total Investments in Securities	$3,196,858,328	$58,175,488	$17,536,030
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,487,280	-
Total Assets	$3,196,858,328	$60,662,768	$17,536,030
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,809,034	$-
OTC Options Written, at Value	-	299,772	-
Total Liabilities	$-	$6,108,806	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

10 | September 30, 2024

Janus Henderson Venture Fund
Statement of Assets and Liabilities
September 30, 2024

Assets:
Unaffiliated investments, at value (cost $1,935,200,594)(1)	$3,205,213,774
Affiliated investments, at value (cost $69,822,178)	67,356,072
Deposits with brokers for OTC derivatives	460,000
Forward foreign currency exchange contracts	2,487,280
Trustees' deferred compensation	91,449
Receivables:
Investments sold	2,070,535
Fund shares sold	566,479
Dividends	310,519
Dividends from affiliates	125,957
Foreign tax reclaims	71,362
Other assets	32,189
Total Assets	3,278,785,616
Liabilities:
Due to custodian	619,981
Collateral for securities loaned (Note 3)	25,269,848
Forward foreign currency exchange contracts	5,809,034
OTC options written, at value (premiums received $698,250)	299,772
Payables:
Fund shares repurchased	1,891,207
Advisory fees	1,669,026
Investments purchased	949,191
Transfer agent fees and expenses	390,784
Trustees' deferred compensation fees	91,450
Professional fees	68,858
Trustees' fees and expenses	17,091
12b-1 Distribution and shareholder servicing fees	10,145
Custodian fees	6,930
Affiliated fund administration fees payable	6,521
Accrued expenses and other payables	114,455
Total Liabilities	37,214,293
Commitments and contingent liabilities (Note 4)
Net Assets	$3,241,571,323
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Venture Fund
Statement of Assets and Liabilities
September 30, 2024
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,761,166,285
Total distributable earnings (loss)	1,480,405,038
Total Net Assets	$3,241,571,323
Net Assets - Class A Shares	$21,149,108
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	251,548
Net Asset Value Per Share(2)	$84.08
Maximum Offering Price Per Share(3)	$89.21
Net Assets - Class C Shares	$1,053,388
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,774
Net Asset Value Per Share(2)	$71.30
Net Assets - Class D Shares	$1,828,329,560
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,564,147
Net Asset Value Per Share	$88.91
Net Assets - Class I Shares	$244,688,882
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,728,127
Net Asset Value Per Share	$89.69
Net Assets - Class N Shares	$351,469,872
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,859,443
Net Asset Value Per Share	$91.07
Net Assets - Class S Shares	$23,198,686
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	283,056
Net Asset Value Per Share	$81.96
Net Assets - Class T Shares	$771,681,827
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,914,742
Net Asset Value Per Share	$86.56

(1)	Includes $24,996,271 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
12 | September 30, 2024

Janus Henderson Venture Fund
Statement of Operations
For the year ended September 30, 2024

Investment Income:
Dividends	$11,356,508
Dividends from affiliates	1,747,330
Affiliated securities lending income, net	312,735
Unaffiliated securities lending income, net	84,675
Other income	11,294
Foreign tax withheld	(249,742)
Total Investment Income	13,262,800
Expenses:
Advisory fees	19,226,495
12b-1 Distribution and shareholder servicing fees:
Class A Shares	51,566
Class C Shares	6,106
Class S Shares	65,187
Transfer agent administrative fees and expenses:
Class D Shares	1,903,485
Class S Shares	65,347
Class T Shares	1,786,515
Transfer agent networking and omnibus fees:
Class A Shares	16,965
Class C Shares	732
Class I Shares	197,008
Other transfer agent fees and expenses:
Class A Shares	1,086
Class C Shares	52
Class D Shares	128,735
Class I Shares	8,756
Class N Shares	12,619
Class S Shares	318
Class T Shares	5,996
Shareholder reports expense	180,437
Registration fees	116,211
Professional fees	103,471
Affiliated fund administration fees	96,757
Trustees' fees and expenses	67,387
Custodian fees	51,667
Other expenses	214,296
Total Expenses	24,307,194
Less: Excess Expense Reimbursement and Waivers	(103,787)
Net Expenses	24,203,407
Net Investment Income/(Loss)	(10,940,607)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	270,190,764
Investments in affiliates	(22,837,207)
Forward foreign currency exchange contracts	6,153,251
Written options contracts	479,587
Total Net Realized Gain/(Loss) on Investments	253,986,395
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	491,515,120
Investments in affiliates	11,643,166
Forward foreign currency exchange contracts	(11,574,597)
Written options contracts	398,478
Total Change in Unrealized Net Appreciation/Depreciation	491,982,167
Net Increase/(Decrease) in Net Assets Resulting from Operations	$735,027,955
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Venture Fund
Statements of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Operations:
Net investment income/(loss)	$(10,940,607)	$(5,604,513)
Net realized gain/(loss) on investments	253,986,395	175,173,326
Change in unrealized net appreciation/depreciation	491,982,167	113,685,315
Net Increase/(Decrease) in Net Assets Resulting from Operations	735,027,955	283,254,128
Dividends and Distributions to Shareholders:
Class A Shares	(1,011,736)	(755,705)
Class C Shares	(44,572)	(77,952)
Class D Shares	(85,227,851)	(66,559,828)
Class I Shares	(11,052,607)	(9,789,044)
Class N Shares	(17,446,754)	(14,171,285)
Class S Shares	(1,561,437)	(1,332,618)
Class T Shares	(36,995,742)	(29,907,426)
Net Decrease from Dividends and Distributions to Shareholders	(153,340,699)	(122,593,858)
Capital Share Transactions:
Class A Shares	(390,453)	1,532,934
Class C Shares	172,058	(989,513)
Class D Shares	(56,933,733)	(29,563,977)
Class I Shares	(7,795,813)	(23,795,907)
Class N Shares	(37,028,596)	(34,214,214)
Class S Shares	(9,717,647)	(2,633,229)
Class T Shares	(33,788,076)	(33,525,662)
Net Increase/(Decrease) from Capital Share Transactions	(145,482,260)	(123,189,568)
Net Increase/(Decrease) in Net Assets	436,204,996	37,470,702
Net Assets:
Beginning of period	2,805,366,327	2,767,895,625
End of period	$3,241,571,323	$2,805,366,327
See Notes to Financial Statements.
14 | September 30, 2024

Janus Henderson Venture Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.91	$66.65	$106.21	$82.08	$76.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.43)	(0.29)	(0.49)	(0.67)	(0.37)
Net realized and unrealized gain/(loss)	18.68	6.69	(26.74)	30.42	8.89
Total from Investment Operations	18.25	6.40	(27.23)	29.75	8.52
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$84.08	$69.91	$66.65	$106.21	$82.08
Total Return*	27.43%	9.83%	(28.58)%	36.78%	11.26%
Net Assets, End of Period (in thousands)	$21,149	$17,572	$15,149	$24,644	$18,447
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.01%	1.02%	1.01%	1.00%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.02%	1.01%	1.00%	1.02%
Ratio of Net Investment Income/(Loss)	(0.57)%	(0.40)%	(0.59)%	(0.66)%	(0.49)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Venture Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.20	$58.35	$95.22	$74.59	$70.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.78)	(0.85)	(0.99)	(1.29)	(0.82)
Net realized and unrealized gain/(loss)	15.96	5.84	(23.55)	27.54	8.11
Total from Investment Operations	15.18	4.99	(24.54)	26.25	7.29
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$71.30	$60.20	$58.35	$95.22	$74.59
Total Return*	26.70%	8.77%	(29.11)%	35.74%	10.49%
Net Assets, End of Period (in thousands)	$1,053	$734	$1,642	$3,747	$5,562
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.80%	2.07%	1.73%	1.76%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.65%	2.01%	1.73%	1.76%	1.71%
Ratio of Net Investment Income/(Loss)	(1.21)%	(1.35)%	(1.31)%	(1.42)%	(1.18)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2024

Janus Henderson Venture Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$73.54	$69.81	$110.41	$84.98	$79.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.13)	(0.32)	(0.47)	(0.22)
Net realized and unrealized gain/(loss)	19.73	7.00	(27.95)	31.52	9.21
Total from Investment Operations	19.45	6.87	(28.27)	31.05	8.99
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$88.91	$73.54	$69.81	$110.41	$84.98
Total Return*	27.72%	10.06%	(28.42)%	37.07%	11.52%
Net Assets, End of Period (in thousands)	$1,828,330	$1,557,240	$1,500,311	$2,228,324	$1,731,098
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.79%	0.78%	0.80%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.18)%	(0.37)%	(0.45)%	(0.28)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Venture Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$74.13	$70.32	$111.10	$85.45	$79.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.26)	(0.11)	(0.30)	(0.44)	(0.19)
Net realized and unrealized gain/(loss)	19.90	7.06	(28.15)	31.71	9.25
Total from Investment Operations	19.64	6.95	(28.45)	31.27	9.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$89.69	$74.13	$70.32	$111.10	$85.45
Total Return*	27.76%	10.11%	(28.40)%	37.13%	11.55%
Net Assets, End of Period (in thousands)	$244,689	$210,384	$220,157	$363,007	$287,582
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.32)%	(0.14)%	(0.34)%	(0.42)%	(0.23)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2024

Janus Henderson Venture Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$75.15	$71.17	$112.20	$86.18	$80.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.03)	(0.22)	(0.35)	(0.12)
Net realized and unrealized gain/(loss)	20.19	7.15	(28.48)	31.99	9.33
Total from Investment Operations	20.00	7.12	(28.70)	31.64	9.21
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$91.07	$75.15	$71.17	$112.20	$86.18
Total Return*	27.87%	10.23%	(28.34)%	37.25%	11.65%
Net Assets, End of Period (in thousands)	$351,470	$322,200	$335,608	$565,040	$454,982
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.23)%	(0.04)%	(0.25)%	(0.33)%	(0.15)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Venture Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.35	$65.32	$104.51	$80.97	$75.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.54)	(0.39)	(0.62)	(0.83)	(0.49)
Net realized and unrealized gain/(loss)	18.23	6.56	(26.24)	29.99	8.79
Total from Investment Operations	17.69	6.17	(26.86)	29.16	8.30
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$81.96	$68.35	$65.32	$104.51	$80.97
Total Return*	27.23%	9.67%	(28.70)%	36.55%	11.10%
Net Assets, End of Period (in thousands)	$23,199	$28,124	$29,213	$54,537	$64,120
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of Net Investment Income/(Loss)	(0.73)%	(0.55)%	(0.75)%	(0.83)%	(0.65)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | September 30, 2024

Janus Henderson Venture Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$71.78	$68.27	$108.38	$83.59	$78.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.36)	(0.21)	(0.41)	(0.58)	(0.30)
Net realized and unrealized gain/(loss)	19.22	6.86	(27.37)	30.99	9.06
Total from Investment Operations	18.86	6.65	(27.78)	30.41	8.76
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Total Dividends and Distributions	(4.08)	(3.14)	(12.33)	(5.62)	(3.18)
Net Asset Value, End of Period	$86.56	$71.78	$68.27	$108.38	$83.59
Total Return*	27.57%	9.96%	(28.51)%	36.91%	11.39%
Net Assets, End of Period (in thousands)	$771,682	$669,111	$665,815	$1,051,872	$815,350
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.91%	0.92%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	(0.46)%	(0.28)%	(0.47)%	(0.57)%	(0.38)%
Portfolio Turnover Rate	18%	23%	14%	21%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Venture Fund
Notes to Financial Statements
1.
Organization and Significant Accounting Policies
Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
22 | September 30, 2024

Janus Henderson Venture Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 23

Janus Henderson Venture Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
24 | September 30, 2024

Janus Henderson Venture Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
Janus Investment Fund | 25

Janus Henderson Venture Fund
Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
26 | September 30, 2024

Janus Henderson Venture Fund
Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the
Janus Investment Fund | 27

Janus Henderson Venture Fund
Notes to Financial Statements
options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3.
Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
28 | September 30, 2024

Janus Henderson Venture Fund
Notes to Financial Statements
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $24,996,271. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2024 is $25,269,848, resulting in the net amount due to the counterparty of
$273,577.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral
Janus Investment Fund | 29

Janus Henderson Venture Fund
Notes to Financial Statements
agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2024” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 26, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $435,624 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2024. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
30 | September 30, 2024

Janus Henderson Venture Fund
Notes to Financial Statements
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2024, the Distributor retained upfront sales charges of $307.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2024.
Janus Investment Fund | 31

Janus Henderson Venture Fund
Notes to Financial Statements
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2024.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $96,950 were paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5.
Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$213,275,134	$-	$(116,845)	$310,416	$1,266,936,333
32 | September 30, 2024

Janus Henderson Venture Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,005,633,513	$1,425,000,285	$(158,063,952)	$1,266,936,333
Information on the tax components of derivatives as of September 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(4,020,004)	$398,478	$-	$398,478
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$153,340,699	$-	$-

For the year ended September 30, 2023
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$122,593,858	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $11,676,455, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 33

Janus Henderson Venture Fund
Notes to Financial Statements
6.
Capital Share Transactions
	Year ended September 30, 2024		Year ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	57,871	$4,247,535	77,028	$5,466,572
Reinvested dividends and distributions	14,759	1,010,689	11,317	754,729
Shares repurchased	(72,443)	(5,648,677)	(64,293)	(4,688,367)
Net Increase/(Decrease)	187	$(390,453)	24,052	$1,532,934
Class C Shares:
Shares sold	7,181	$474,688	6,155	$384,701
Reinvested dividends and distributions	762	44,572	1,348	77,952
Shares repurchased	(5,364)	(347,202)	(23,451)	(1,452,166)
Net Increase/(Decrease)	2,579	$172,058	(15,948)	$(989,513)
Class D Shares:
Shares sold	364,043	$29,417,176	330,352	$25,165,166
Reinvested dividends and distributions	1,094,661	79,122,132	884,233	61,922,862
Shares repurchased	(2,069,097)	(165,473,041)	(1,532,711)	(116,652,005)
Net Increase/(Decrease)	(610,393)	$(56,933,733)	(318,126)	$(29,563,977)
Class I Shares:
Shares sold	571,313	$47,437,612	514,430	$39,497,837
Reinvested dividends and distributions	149,235	10,879,222	138,314	9,762,171
Shares repurchased	(830,295)	(66,112,647)	(945,596)	(73,055,915)
Net Increase/(Decrease)	(109,747)	$(7,795,813)	(292,852)	$(23,795,907)
Class N Shares:
Shares sold	673,013	$54,700,303	862,123	$66,958,880
Reinvested dividends and distributions	234,645	17,354,335	197,315	14,106,023
Shares repurchased	(1,335,834)	(109,083,234)	(1,487,090)	(115,279,117)
Net Increase/(Decrease)	(428,176)	$(37,028,596)	(427,652)	$(34,214,214)
Class S Shares:
Shares sold	67,659	$5,004,239	143,131	$10,159,490
Reinvested dividends and distributions	23,361	1,561,437	20,414	1,332,618
Shares repurchased	(219,428)	(16,283,323)	(199,272)	(14,125,337)
Net Increase/(Decrease)	(128,408)	$(9,717,647)	(35,727)	$(2,633,229)
Class T Shares:
Shares sold	903,438	$70,461,909	653,783	$48,901,383
Reinvested dividends and distributions	515,771	36,330,882	427,410	29,239,103
Shares repurchased	(1,825,921)	(140,580,867)	(1,511,907)	(111,666,148)
Net Increase/(Decrease)	(406,712)	$(33,788,076)	(430,714)	$(33,525,662)
7.
Purchases and Sales of Investment Securities
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$536,311,023	$843,754,418	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2024 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
34 | September 30, 2024

Janus Henderson Venture Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Venture Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Venture Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, investee company and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 19, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 35

Janus Henderson Venture Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2024:
Capital Gain Distributions	$165,017,154
36 | September 30, 2024

Janus Henderson Venture Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. Approval of Advisory Agreements During the Period
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
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Additional Information (unaudited)
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees
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Additional Information (unaudited)
noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Venture Fund
Additional Information (unaudited)
Global and International Equity Funds
•  For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Venture Fund
Additional Information (unaudited)
Multi-Asset Funds
•  For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Venture Fund
Additional Information (unaudited)
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
46 | September 30, 2024

Janus Henderson Venture Fund
Additional Information (unaudited)
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 47

Janus Henderson Venture Fund
Notes
48 | September 30, 2024

Janus Henderson Venture Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93056 11-24

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.